TABLE OF CONTENTS
Victory
Portfolios III

Victory Target Retirement Income Fund 2
Victory Target Retirement 2030 Fund 5
Victory Target Retirement 2040 Fund 8
Victory Target Retirement 2050 Fund 11
Victory Target Retirement 2060 Fund 14
Victory Global Managed Volatility Fund 17
Victory Capital Growth Fund 30
Victory Aggressive Growth Fund 46
Victory Growth Fund 49
Victory Growth & Income Fund 51
Victory Income Stock Fund 59
Victory Science & Technology Fund 63
Victory Small Cap Stock Fund 68
Victory Value Fund 77
Victory 500 Index Fund 81
Victory Extended Market Index Fund 91
Victory Nasdaq-100 Index Fund 133
Victory Income Fund 136
Victory Ultra Short-Term Bond Fund 156
Victory Short-Term Bond Fund 168
Victory Core Plus Intermediate Bond Fund 192
Victory High Income Fund 221

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (24.9%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,671
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 13,380
VictoryShares Free Cash Flow ETF .......................................... 208,746 7,254
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 9,180
VictoryShares Hedged Equity Income ETF ..................................... 284,904 7,687
VictoryShares International Value Momentum ETF ............................... 267,086 15,524
VictoryShares International Volatility Wtd ETF ................................. 154,761 7,667
VictoryShares Pioneer Asset-Based Income ETF ................................. 280,000 7,031
VictoryShares Short-Term Bond ETF (a) ....................................... 443,598 22,482
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 5,390
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 8,916
VictoryShares US Value Momentum ETF (a) .................................... 83,804 7,143
VictoryShares WestEnd U.S. Sector ETF ...................................... 262,123 11,489
Total Affiliated Exchange-Traded Funds (Cost $145,175)
a
a
a
163,814
Affiliated Mutual Funds (74.8%)
Victory 500 Index Fund, Reward Shares ....................................... 204,317 16,206
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,594,023 69,789
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,514,666 30,101
Victory Government Securities Fund, Institutional Shares .......................... 15,762,085 139,652
Victory Growth Fund, Institutional Shares ..................................... 32,553 1,374
Victory High Income Fund, Institutional Shares ................................. 4,547,556 31,515
Victory Income Stock Fund, Institutional Shares ................................. 260,902 4,746
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 196,639 4,666
Victory Market Neutral Income Fund, Class I ................................... 4,312,823 37,478
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 119,279 6,833
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,664 2,779
Victory RS International Fund, Class R6 ...................................... 1,708,878 23,583
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,405,702 76,744
Victory Small Cap Stock Fund, Institutional Shares ............................... 357,379 4,796
Victory Target Managed Allocation Fund ...................................... 2,321,407 25,605
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,665,925 16,010
Total Affiliated Mutual Funds (Cost $463,880)
a
a
a
491,877
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 48,825 48
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 48,825 49
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 48,825 49
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 48,825 49
Total Collateral for Securities Loaned (Cost $195)
a
a
a
195
Total Investments (Cost $609,250) — 99.7% 655,886
Other assets in excess of liabilities —  0.3% 1,951
NET ASSETS - 100.00% $ 657,837
At July 31, 2025, the foreign securities held by the underlying Funds were 22.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 14,846 $ 42 $ (756) $ 179 $ 1,895 $ 16,206 204,317 $ 42 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 69,039 825 — — (75) 69,789 7,594,023 824 —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 29,211 — (1,207) 278 1,819 30,101 2,514,666 — —
Victory Government Securities
Fund, Institutional Shares . 139,228 1,361 — — (937) 139,652 15,762,085 1,362 —
Victory Growth Fund,
Institutional Shares ...... 2,497 — (1,507) 1,178 (794) 1,374 32,553 — —
Victory High Income Fund,
Institutional Shares ...... 30,290 549 — — 676 31,515 4,547,556 549 —
Victory Income Stock Fund,
Institutional Shares ...... 4,472 27 — — 247 4,746 260,902 27 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 4,226 — — — 440 4,666 196,639 — —
Victory Market Neutral Income
Fund, Class I .......... 37,225 556 — — (303) 37,478 4,312,823 556 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,750 — — — 1,083 6,833 119,279 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,709 — — — 70 2,779 94,664 — —
Victory RS International Fund,
Class R6 ............. 25,145 — (2,491) 617 312 23,583 1,708,878 — —
Victory Short-Term Bond
Fund, Institutional Shares . 75,853 891 — — — * 76,744 8,405,702 892 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 4,253 — — — 543 4,796 357,379 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 1,085 — (1,089) 21 (17) — — — —
Victory Target Managed
Allocation Fund ........ 29,787 — (6,039) 1,044 813 25,605 2,321,407 — —
Victory Trivalent International
Fund-Core Equity, Class R6 17,193 — (2,702) 553 966 16,010 1,665,925 — —
VictoryShares Corporate Bond
ETF ................. 40,198 — — — 473 40,671 1,899,203 411 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 12,128 — — — 1,252 13,380 256,416 255 —
VictoryShares Free Cash Flow
ETF ................. 6,872 — — — 382 7,254 208,746 21 —
VictoryShares Free Cash Flow
Growth ETF ........... 7,864 — — — 1,316 9,180 342,786 1 —
VictoryShares Hedged Equity
Income ETF ........... 7,413 — — — 274 7,687 284,904 77 —
VictoryShares International
Value Momentum ETF ... 14,307 — — — 1,217 15,524 267,086 271 —
VictoryShares International
Volatility Wtd ETF ...... 7,342 — — — 325 7,667 154,761 86 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 7,027 — — 4 7,031 280,000 2 —
VictoryShares Short-Term
Bond ETF ............ 22,450 — — — 32 22,482 443,598 265 —

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Small Cap Free
Cash Flow ETF ......... $ 4,582 $ — $ — $ — $ 808 $ 5,390 200,000 $ 15 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,158 — — — 758 8,916 106,772 41 —
VictoryShares US Value
Momentum ETF ........ 6,537 — — — 606 7,143 83,804 30 —
VictoryShares WestEnd U.S.
Sector ETF ............ 10,157 — — — 1,332 11,489 262,123 18 —
$ 640,817 $ 11,278 $ (15,791) $ 3,870 $ 15,517 $ 655,691 54,888,997 $ 5,745 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (29.5%)
VictoryShares Corporate Bond ETF .......................................... 2,167,524 $ 46,418
VictoryShares Emerging Markets Value Momentum ETF .......................... 549,025 28,649
VictoryShares Free Cash Flow ETF .......................................... 672,759 23,378
VictoryShares Free Cash Flow Growth ETF .................................... 603,261 16,156
VictoryShares Hedged Equity Income ETF ..................................... 326,000 8,796
VictoryShares International Value Momentum ETF ............................... 700,880 40,738
VictoryShares International Volatility Wtd ETF ................................. 443,850 21,988
VictoryShares Pioneer Asset-Based Income ETF ................................. 540,000 13,559
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 71,908
VictoryShares Small Cap Free Cash Flow ETF .................................. 493,995 13,312
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 244,422 20,410
VictoryShares US Value Momentum ETF (a) .................................... 285,589 24,343
VictoryShares WestEnd U.S. Sector ETF ...................................... 904,469 39,643
Total Affiliated Exchange-Traded Funds (Cost $308,457)
a
a
a
369,298
Affiliated Mutual Funds (70.1%)
Victory 500 Index Fund, Reward Shares ....................................... 693,426 55,003
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 9,036,148 83,042
Victory Emerging Markets Fund, Institutional Shares ............................. 189,154 4,481
Victory Global Managed Volatility Fund, Institutional Shares ........................ 8,022,964 96,035
Victory Government Securities Fund, Institutional Shares .......................... 22,444,193 198,856
Victory Growth Fund, Institutional Shares ..................................... 196,626 8,300
Victory High Income Fund, Institutional Shares ................................. 7,262,309 50,328
Victory Income Stock Fund, Institutional Shares ................................. 1,066,492 19,399
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 683,332 16,215
Victory Market Neutral Income Fund, Class I ................................... 3,951,529 34,339
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 509,566 29,193
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 213,325 6,263
Victory RS International Fund, Class R6 ...................................... 4,632,902 63,934
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,554,186 68,970
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,144,623 15,361
Victory Target Managed Allocation Fund ...................................... 7,524,212 82,992
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 4,451,516 42,779
Total Affiliated Mutual Funds (Cost $779,729)
a
a
a
875,490
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 63,619 63
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 63,619 63
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 63,619 64
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 63,619 64
Total Collateral for Securities Loaned (Cost $254)
a
a
a
254
Total Investments (Cost $1,088,440) — 99.6% 1,245,042
Other assets in excess of liabilities —  0.4% 4,512
NET ASSETS - 100.00% $ 1,249,554
At July 31, 2025, the foreign securities held by the underlying Funds were 27.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 48,068 $ 135 $ — $ — $ 6,800 $ 55,003 693,426 $ 135 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 82,150 981 — — (89) 83,042 9,036,148 980 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 2,000 — — 481 4,481 189,154 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 89,617 — — — 6,418 96,035 8,022,964 — —
Victory Government Securities
Fund, Institutional Shares . 198,252 1,939 — — (1,335) 198,856 22,444,193 1,938 —
Victory Growth Fund,
Institutional Shares ...... 6,915 — — — 1,385 8,300 196,626 — —
Victory High Income Fund,
Institutional Shares ...... 48,372 877 — — 1,079 50,328 7,262,309 877 —
Victory Income Stock Fund,
Institutional Shares ...... 18,279 111 — — 1,009 19,399 1,066,492 112 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 14,685 — — — 1,530 16,215 683,332 — —
Victory Market Neutral Income
Fund, Class I .......... 34,106 509 — — (276) 34,339 3,951,529 509 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 24,566 — — — 4,627 29,193 509,566 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 6,105 — — — 158 6,263 213,325 — —
Victory RS International Fund,
Class R6 ............. 66,089 — (4,505) 1,129 1,221 63,934 4,632,902 — —
Victory Short-Term Bond
Fund, Institutional Shares . 66,676 2,295 — — (1) 68,970 7,554,186 794 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 13,621 — — — 1,740 15,361 1,144,623 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 6,770 — (7,193) (458) 881 — — — —
Victory Target Managed
Allocation Fund ........ 93,417 — (16,078) 1,837 3,816 82,992 7,524,212 — —
Victory Trivalent International
Fund-Core Equity, Class R6 44,330 — (5,533) 1,419 2,563 42,779 4,451,516 — —
VictoryShares Corporate Bond
ETF ................. 45,877 — — — 541 46,418 2,167,524 470 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 28,807 — (3,114) 34 2,922 28,649 549,025 574 —
VictoryShares Free Cash Flow
ETF ................. 22,147 — — — 1,231 23,378 672,759 67 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,839 — — — 2,317 16,156 603,261 2 —
VictoryShares Hedged Equity
Income ETF ........... 8,482 — — — 314 8,796 326,000 88 —
VictoryShares International
Value Momentum ETF ... 41,025 — (3,730) 454 2,989 40,738 700,880 760 —
VictoryShares International
Volatility Wtd ETF ...... 21,056 — — — 932 21,988 443,850 247 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 13,552 — — 7 13,559 540,000 6 —
VictoryShares Short-Term
Bond ETF ............ 71,808 — — — 100 71,908 1,418,858 847 —

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Small Cap Free
Cash Flow ETF ......... $ 11,318 $ — $ — $ — $ 1,994 $ 13,312 493,995 $ 37 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 18,676 — — — 1,734 20,410 244,422 93 —
VictoryShares US Value
Momentum ETF ........ 22,276 — — — 2,067 24,343 285,589 104 —
VictoryShares WestEnd U.S.
Sector ETF ............ 35,048 — — — 4,595 39,643 904,469 64 —
$ 1,204,377 $ 22,399 $ (40,153) $ 4,415 $ 53,750 $ 1,244,788 88,927,135 $ 8,704 $ —

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (33.3%)
VictoryShares Corporate Bond ETF .......................................... 1,759,335 $ 37,676
VictoryShares Emerging Markets Value Momentum ETF .......................... 996,858 52,017
VictoryShares Free Cash Flow ETF .......................................... 1,317,454 45,782
VictoryShares Free Cash Flow Growth ETF .................................... 1,236,473 33,114
VictoryShares Hedged Equity Income ETF ..................................... 673,761 18,178
VictoryShares International Value Momentum ETF ............................... 1,252,800 72,819
VictoryShares International Volatility Wtd ETF ................................. 654,183 32,408
VictoryShares Pioneer Asset-Based Income ETF ................................. 840,000 21,092
VictoryShares Short-Term Bond ETF ......................................... 1,279,554 64,848
VictoryShares Small Cap Free Cash Flow ETF .................................. 729,883 19,669
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 400,524 33,446
VictoryShares US Value Momentum ETF (a) .................................... 553,927 47,215
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,704,689 74,716
Total Affiliated Exchange-Traded Funds (Cost $443,467)
a
a
a
552,980
Affiliated Mutual Funds (66.2%)
Victory 500 Index Fund, Reward Shares ....................................... 1,257,828 99,771
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 6,975,912 64,109
Victory Emerging Markets Fund, Institutional Shares ............................. 189,154 4,481
Victory Global Managed Volatility Fund, Institutional Shares ........................ 15,200,470 181,949
Victory Government Securities Fund, Institutional Shares .......................... 12,321,849 109,171
Victory Growth Fund, Institutional Shares ..................................... 389,787 16,453
Victory High Income Fund, Institutional Shares ................................. 8,764,599 60,739
Victory Income Stock Fund, Institutional Shares ................................. 1,734,453 31,550
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,186,292 28,151
Victory Market Neutral Income Fund, Class I ................................... 2,824,814 24,548
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 957,347 54,846
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 8,550
Victory RS International Fund, Class R6 ...................................... 8,337,491 115,057
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,792,998 25,500
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,516,074 33,766
Victory Target Managed Allocation Fund ...................................... 14,406,829 158,907
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 8,521,839 81,895
Total Affiliated Mutual Funds (Cost $903,281)
a
a
a
1,099,443
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 120,656 120
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 120,656 121
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 120,656 121
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 120,656 121
Total Collateral for Securities Loaned (Cost $483)
a
a
a
483
Total Investments (Cost $1,347,231) — 99.5% 1,652,906
Other assets in excess of liabilities —  0.5% 8,982
NET ASSETS - 100.00% $ 1,661,888
At July 31, 2025, the foreign securities held by the underlying Funds were 34.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 87,193 $ 246 $ — $ — $ 12,332 $ 99,771 1,257,828 $ 246 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 63,420 757 — — (68) 64,109 6,975,912 757 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 2,000 — — 481 4,481 189,154 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 169,789 — — — 12,160 181,949 15,200,470 — —
Victory Government Securities
Fund, Institutional Shares . 105,824 4,053 — — (706) 109,171 12,321,849 1,053 —
Victory Growth Fund,
Institutional Shares ...... 13,709 — — — 2,744 16,453 389,787 — —
Victory High Income Fund,
Institutional Shares ...... 58,378 1,059 — — 1,302 60,739 8,764,599 1,059 —
Victory Income Stock Fund,
Institutional Shares ...... 29,727 182 — — 1,641 31,550 1,734,453 182 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 25,493 — — — 2,658 28,151 1,186,292 — —
Victory Market Neutral Income
Fund, Class I .......... 23,393 1,349 — — (194) 24,548 2,824,814 349 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 46,154 — — — 8,692 54,846 957,347 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 8,335 — — — 215 8,550 291,216 — —
Victory RS International Fund,
Class R6 ............. 113,517 — (2,507) 377 3,670 115,057 8,337,491 — —
Victory Short-Term Bond
Fund, Institutional Shares . 25,204 296 — — — * 25,500 2,792,998 296 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 29,941 — — — 3,825 33,766 2,516,074 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 13,837 — (14,868) (624) 1,655 — — — —
Victory Target Managed
Allocation Fund ........ 166,940 — (18,089) 1,220 8,836 158,907 14,406,829 — —
Victory Trivalent International
Fund-Core Equity, Class R6 77,775 — (3,004) 610 6,514 81,895 8,521,839 — —
VictoryShares Corporate Bond
ETF ................. 37,237 — — — 439 37,676 1,759,335 381 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,989 — (3,114) (40) 5,182 52,017 996,858 1,020 —
VictoryShares Free Cash Flow
ETF ................. 43,371 — — — 2,411 45,782 1,317,454 132 —
VictoryShares Free Cash Flow
Growth ETF ........... 28,365 — — — 4,749 33,114 1,236,473 5 —
VictoryShares Hedged Equity
Income ETF ........... 17,530 — — — 648 18,178 673,761 182 —
VictoryShares International
Value Momentum ETF ... 71,124 — (4,310) 500 5,505 72,819 1,252,800 1,329 —
VictoryShares International
Volatility Wtd ETF ...... 31,034 — — — 1,374 32,408 654,183 364 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 21,080 — — 12 21,092 840,000 8 —
VictoryShares Short-Term
Bond ETF ............ 64,758 — — — 90 64,848 1,279,554 763 —

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Small Cap Free
Cash Flow ETF ......... $ 16,722 $ — $ — $ — $ 2,947 $ 19,669 729,883 $ 55 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 30,604 — — — 2,842 33,446 400,524 152 —
VictoryShares US Value
Momentum ETF ........ 43,206 — — — 4,009 47,215 553,927 202 —
VictoryShares WestEnd U.S.
Sector ETF ............ 66,057 — — — 8,659 74,716 1,704,689 120 —
$ 1,560,626 $ 31,022 $ (45,892) $ 2,043 $ 104,624 $ 1,652,423 102,068,393 $ 8,655 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (32.4%)
VictoryShares Corporate Bond ETF .......................................... 608,750 $ 13,036
VictoryShares Emerging Markets Value Momentum ETF .......................... 706,226 36,852
VictoryShares Free Cash Flow ETF .......................................... 991,090 34,440
VictoryShares Free Cash Flow Growth ETF .................................... 1,014,836 27,178
VictoryShares International Value Momentum ETF ............................... 932,283 54,189
VictoryShares International Volatility Wtd ETF ................................. 442,741 21,933
VictoryShares Pioneer Asset-Based Income ETF ................................. 400,000 10,044
VictoryShares Small Cap Free Cash Flow ETF .................................. 501,847 13,524
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 14,176
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 281,624 23,517
VictoryShares US Value Momentum ETF (a) .................................... 436,053 37,168
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,292,654 56,657
Total Affiliated Exchange-Traded Funds (Cost $258,829)
a
a
a
342,714
Affiliated Mutual Funds (67.3%)
Victory 500 Index Fund, Reward Shares ....................................... 980,201 77,750
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,115,798 37,824
Victory Emerging Markets Fund, Institutional Shares ............................. 189,154 4,481
Victory Global Managed Volatility Fund, Institutional Shares ........................ 11,191,379 133,961
Victory Government Securities Fund, Institutional Shares .......................... 4,625,843 40,985
Victory Growth Fund, Institutional Shares ..................................... 311,512 13,149
Victory High Income Fund, Institutional Shares ................................. 1,351,286 9,364
Victory Income Stock Fund, Institutional Shares ................................. 1,208,769 21,988
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 894,364 21,223
Victory Market Neutral Income Fund, Class I ................................... 1,148,195 9,978
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 801,681 45,928
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 4,804
Victory RS International Fund, Class R6 ...................................... 6,027,508 83,180
Victory Short-Term Bond Fund, Institutional Shares .............................. 104,649 955
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,888,878 25,349
Victory Target Managed Allocation Fund ...................................... 11,265,401 124,257
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,879,514 56,502
Total Affiliated Mutual Funds (Cost $566,057)
a
a
a
711,678
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 26,325 27
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 26,325 26
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 26,325 26
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 26,325 26
Total Collateral for Securities Loaned (Cost $105)
a
a
a
105
Total Investments (Cost $824,991) — 99.7% 1,054,497
Other assets in excess of liabilities —  0.3% 3,204
NET ASSETS - 100.00% $ 1,057,701
At July 31, 2025, the foreign securities held by the underlying Funds were 38.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 67,947 $ 192 $ — $ — $ 9,611 $ 77,750 980,201 $ 191 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 37,418 447 — — (41) 37,824 4,115,798 447 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 2,000 — — 481 4,481 189,154 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 125,008 — — — 8,953 133,961 11,191,379 — —
Victory Government Securities
Fund, Institutional Shares . 40,861 400 — — (276) 40,985 4,625,843 400 —
Victory Growth Fund,
Institutional Shares ...... 11,370 — (497) 382 1,894 13,149 311,512 — —
Victory High Income Fund,
Institutional Shares ...... 9,001 163 — — 200 9,364 1,351,286 163 —
Victory Income Stock Fund,
Institutional Shares ...... 20,717 127 — — 1,144 21,988 1,208,769 127 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 19,220 — — — 2,003 21,223 894,364 — —
Victory Market Neutral Income
Fund, Class I .......... 7,426 2,637 — — (85) 9,978 1,148,195 137 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 38,230 500 — — 7,198 45,928 801,681 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 4,682 — — — 122 4,804 163,609 — —
Victory RS International Fund,
Class R6 ............. 82,257 — (2,007) 164 2,766 83,180 6,027,508 — —
Victory Short-Term Bond
Fund, Institutional Shares . 944 11 — — — * 955 104,649 11 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 22,478 — — — 2,871 25,349 1,888,878 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 10,097 — (10,820) (920) 1,643 — — — —
Victory Target Managed
Allocation Fund ........ 122,971 — (6,017) 62 7,241 124,257 11,265,401 — —
Victory Trivalent International
Fund-Core Equity, Class R6 52,703 — (1,005) 146 4,658 56,502 5,879,514 — —
VictoryShares Corporate Bond
ETF ................. 12,884 — — — 152 13,036 608,750 132 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 35,296 — (2,076) (71) 3,703 36,852 706,226 721 —
VictoryShares Free Cash Flow
ETF ................. 32,627 — — — 1,813 34,440 991,090 99 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,280 — — — 3,898 27,178 1,014,836 4 —
VictoryShares International
Value Momentum ETF ... 53,420 — (3,730) 371 4,128 54,189 932,283 995 —
VictoryShares International
Volatility Wtd ETF ...... 21,004 — — — 929 21,933 442,741 246 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 10,037 — — 7 10,044 400,000 6 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,497 — — — 2,027 13,524 501,847 38 —

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Multi-Factor
Minimum Volatility ETF .. $ 13,886 $ — $ — $ — $ 290 $ 14,176 288,087 $ 57 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 21,519 — — — 1,998 23,517 281,624 107 —
VictoryShares US Value
Momentum ETF ........ 34,012 — — — 3,156 37,168 436,053 159 —
VictoryShares WestEnd U.S.
Sector ETF ............ 49,315 880 — — 6,462 56,657 1,292,654 89 —
$ 984,070 $ 17,394 $ (26,152) $ 134 $ 78,946 $ 1,054,392 60,043,932 $ 4,129 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (34.3%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,739
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 5,654
VictoryShares Free Cash Flow ETF .......................................... 165,109 5,737
VictoryShares Free Cash Flow Growth ETF .................................... 172,019 4,607
VictoryShares International Value Momentum ETF ............................... 148,180 8,613
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,754
VictoryShares Small Cap Free Cash Flow ETF .................................. 127,334 3,431
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,147
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 54,930 4,587
VictoryShares US Value Momentum ETF (a) .................................... 64,597 5,506
VictoryShares WestEnd U.S. Sector ETF ...................................... 220,979 9,685
Total Affiliated Exchange-Traded Funds (Cost $42,051)
a
a
a
55,460
Affiliated Mutual Funds (64.8%)
Victory 500 Index Fund, Reward Shares ....................................... 176,533 14,002
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 439,617 4,040
Victory Emerging Markets Fund, Institutional Shares ............................. 23,935 567
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,723,611 20,632
Victory Government Securities Fund, Institutional Shares .......................... 666,812 5,908
Victory Growth Fund, Institutional Shares ..................................... 50,973 2,151
Victory Income Stock Fund, Institutional Shares ................................. 231,235 4,206
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 129,084 3,063
Victory Market Neutral Income Fund, Class I ................................... 57,274 498
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 128,411 7,357
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 597
Victory RS International Fund, Class R6 ...................................... 938,668 12,954
Victory Short-Term Bond Fund, Institutional Shares .............................. 132 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 253,894 3,407
Victory Target Managed Allocation Fund ...................................... 1,543,409 17,024
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 882,910 8,485
Total Affiliated Mutual Funds (Cost $83,843)
a
a
a
104,892
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (b) ........ 26,325 27
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (b) ............ 26,325 26
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (b) ............... 26,325 26
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (b) . 26,325 26
Total Collateral for Securities Loaned (Cost $105)
a
a
a
105
Total Investments (Cost $125,999) — 99.2% 160,457
Other assets in excess of liabilities —  0.8% 1,216
NET ASSETS - 100.00% $ 161,673
At July 31, 2025, the foreign securities held by the underlying Funds were 38.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on July 31, 2025.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 11,802 $ 533 $ — $ — $ 1,667 $ 14,002 176,533 $ 33 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 3,497 545 — — (2) 4,040 439,617 45 —
Victory Emerging Markets
Fund, Institutional Shares . 500 — — — 67 567 23,935 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 19,253 — — — 1,379 20,632 1,723,611 — —
Victory Government Securities
Fund, Institutional Shares . 5,890 58 — — (40) 5,908 666,812 57 —
Victory Growth Fund,
Institutional Shares ...... 2,207 — (496) 224 216 2,151 50,973 — —
Victory Income Stock Fund,
Institutional Shares ...... 3,963 24 — — 219 4,206 231,235 24 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 2,774 — — — 289 3,063 129,084 — —
Victory Market Neutral Income
Fund, Class I .......... — 500 — — (2) 498 57,274 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,771 500 — — 1,086 7,357 128,411 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 582 — — — 15 597 20,334 — —
Victory RS International Fund,
Class R6 ............. 12,512 — — — 442 12,954 938,668 — —
Victory Short-Term Bond
Fund, Institutional Shares . 1 — * — — — 1 132 — * —
Victory Small Cap Stock Fund,
Institutional Shares ...... 3,021 — — — 386 3,407 253,894 — —
Victory Sophus Emerging
Markets Fund, Class R6 ... 541 — (583) 45 (3) — — — —
Victory Target Managed
Allocation Fund ........ 18,406 — (2,499) 42 1,075 17,024 1,543,409 — —
Victory Trivalent International
Fund-Core Equity, Class R6 7,770 — — — 715 8,485 882,910 — —
VictoryShares Corporate Bond
ETF ................. 1,719 — — — 20 1,739 81,206 18 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,125 — — — 529 5,654 108,347 107 —
VictoryShares Free Cash Flow
ETF ................. 5,435 — — — 302 5,737 165,109 17 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,946 — — — 661 4,607 172,019 1 —
VictoryShares International
Value Momentum ETF ... 7,937 — — — 676 8,613 148,180 150 —
VictoryShares International
Volatility Wtd ETF ...... 3,594 — — — 160 3,754 75,768 42 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 2,917 — — — 514 3,431 127,334 10 —
VictoryShares THB Mid Cap
ETF ................. — — — — — — — — —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 2,103 — — — 44 2,147 43,625 9 —
VictoryShares US Small Mid
Cap Value Momentum ETF 4,197 — — — 390 4,587 54,930 21 —

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Value
Momentum ETF ........ $ 5,039 $ — $ — $ — $ 467 $ 5,506 64,597 $ 24 $ —
VictoryShares WestEnd U.S.
Sector ETF ............ 8,176 440 — — 1,069 9,685 220,979 15 —
$ 148,678 $ 2,600 $ (3,578) $ 311 $ 12,341 $ 160,352 8,528,926 $ 573 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Australia (1.6%):
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd. ................................................... 3,065 $ 137
Wesfarmers Ltd. ........................................................ 8,138 445
582
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 6,973 93
Woolworths Group Ltd. .................................................. 53,124 1,072
1,165
Financials (0.2%):
Medibank Pvt. Ltd. ...................................................... 323,842 1,058
Health Care (0.0%):(a)
Pro Medicus Ltd. ....................................................... 725 149
Industrials (0.6%):
Brambles Ltd. ......................................................... 108,880 1,665
Computershare Ltd. ..................................................... 20,681 557
Qantas Airways Ltd. ..................................................... 65,996 458
2,680
Materials (0.4%):
BHP Group Ltd. ........................................................ 57,944 1,463
Fortescue Ltd. ......................................................... 22,741 257
1,720
7,354
Belgium (0.1%):
Consumer Discretionary (0.1%):
D'ieteren Group ........................................................ 1,920 379
Bermuda (0.0%):(a)
Financials (0.0%):(a)
Everest Group Ltd. ...................................................... 248 83
Brazil (0.9%):
Energy (0.3%):
Petroleo Brasileiro SA - Petrobras , Preference Shares ............................. 207,700 1,211
Financials (0.5%):
Banco Bradesco SA ..................................................... 431,700 1,033
Itau Unibanco Holding SA , Preference Shares .................................. 246,119 1,546
2,579
Industrials (0.1%):
WEG SA ............................................................. 72,700 482
Materials (0.0%):(a)
Vale SA .............................................................. 20,597 196
4,468
Canada (2.8%):
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 19,633 2,684
Gildan Activewear, Inc. .................................................. 2,802 142
Lululemon Athletica, Inc. (b) ............................................... 2,181 437
3,263
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 2,966 564
Loblaw Cos. Ltd. ....................................................... 10,110 1,635
2,199
Energy (0.9%):
Canadian Natural Resources Ltd. ............................................ 58,538 1,853
Cenovus Energy, Inc. .................................................... 44,619 679

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Suncor Energy, Inc. ..................................................... 50,063 $ 1,975
4,507
Financials (0.2%):
Bank of Montreal ....................................................... 1,321 146
Canadian Imperial Bank of Commerce ........................................ 3,146 225
iA Financial Corp., Inc. ................................................... 1,856 182
Manulife Financial Corp. ................................................. 6,792 210
Sun Life Financial, Inc. .................................................. 3,021 184
947
Industrials (0.1%):
TFI International, Inc. .................................................... 5,125 446
Information Technology (0.4%):
Constellation Software, Inc. ............................................... 531 1,832
13,194
China (2.6%):
Communication Services (0.3%):
NetEase, Inc. .......................................................... 52,800 1,380
Consumer Discretionary (0.9%):
Alibaba Group Holding Ltd. , Class W ........................................ 19,100 287
ANTA Sports Products Ltd. ................................................ 82,600 948
BYD Co. Ltd. ......................................................... 93,000 1,358
JD.com, Inc. , Class SW .................................................. 8,300 131
Meituan , Class W (b) (c) ................................................... 28,500 440
Pop Mart International Group Ltd. (c) ......................................... 23,600 736
Vipshop Holdings Ltd. , ADR .............................................. 35,070 529
4,429
Consumer Staples (0.1%):
Giant Biogene Holding Co. Ltd. (c) (d) ........................................ 36,000 257
Tingyi Cayman Islands Holding Corp. ........................................ 138,000 204
461
Energy (0.5%):
China Shenhua Energy Co. Ltd. , Class H ...................................... 139,000 603
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 123,500 253
PetroChina Co. Ltd. , Class H .............................................. 1,636,000 1,599
2,455
Financials (0.5%):
Agricultural Bank of China Ltd. , Class H ...................................... 342,000 224
Bank of China Ltd. , Class H ............................................... 569,000 328
China Life Insurance Co. Ltd. , Class H ....................................... 86,000 248
China Pacific Insurance Group Co. Ltd. , Class H ................................ 169,600 683
Industrial & Commercial Bank of China Ltd. , Class H ............................. 425,000 326
Ping An Insurance Group Co. of China Ltd. .................................... 21,000 144
The People's Insurance Co. Group of China Ltd. , Class H .......................... 688,000 529
2,482
Industrials (0.1%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 183,300 360
Information Technology (0.2%):
Lenovo Group Ltd. ...................................................... 360,000 461
Xiaomi Corp. , Class W (b) (c) ............................................... 33,400 225
686
12,253
Denmark (0.4%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 5,863 968
Health Care (0.2%):
Novo Nordisk A/S , Class B ................................................ 15,045 700
1,668

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Finland (0.9%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 16,483 $ 848
Health Care (0.2%):
Orion Oyj , Class B ...................................................... 12,496 1,000
Industrials (0.5%):
Kone Oyj , Class B ...................................................... 33,815 2,076
Information Technology (0.0%):(a)
Nokia Oyj ............................................................ 36,519 149
4,073
France (1.2%):
Communication Services (0.0%):(a)
Orange SA ............................................................ 5,423 82
Consumer Discretionary (0.2%):
FDJ UNITED ......................................................... 11,974 374
Hermes International SCA ................................................ 277 677
1,051
Consumer Staples (0.1%):
L'Oreal SA ........................................................... 1,121 496
Energy (0.4%):
TotalEnergies SE ....................................................... 26,458 1,573
Health Care (0.0%):(a)
Ipsen SA ............................................................. 747 88
Industrials (0.4%):
Bouygues SA .......................................................... 2,412 99
Cie de Saint-Gobain SA .................................................. 2,985 342
Eiffage SA ............................................................ 1,217 163
Safran SA ............................................................ 3,650 1,204
Thales SA ............................................................ 396 107
Vinci SA ............................................................. 674 94
2,009
Utilities (0.1%):
Engie SA ............................................................. 18,331 412
5,711
Germany (1.6%):
Communication Services (0.5%):
CTS Eventim AG & Co. KGaA ............................................. 4,319 488
Deutsche Telekom AG ................................................... 48,108 1,725
2,213
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 391 155
Commerzbank AG ...................................................... 6,066 221
Deutsche Bank AG , Registered Shares ........................................ 8,312 274
Deutsche Boerse AG .................................................... 319 92
Hannover Rueck SE ..................................................... 3,244 984
Talanx AG ............................................................ 8,978 1,190
2,916
Industrials (0.4%):
Deutsche Post AG ...................................................... 4,406 197
GEA Group AG ........................................................ 13,940 1,001
Rational AG .......................................................... 300 232
Rheinmetall AG ........................................................ 120 238
Siemens Energy AG (b) ................................................... 2,264 262
1,930
Materials (0.1%):
Heidelberg Materials AG ................................................. 1,710 394

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Utilities (0.0%):(a)
E.ON SE ............................................................. 4,853 $ 88
7,541
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd. ......................................... 536,000 306
Geely Automobile Holdings Ltd. ............................................ 139,000 312
618
Consumer Staples (0.1%):
WH Group Ltd. (c) ...................................................... 581,500 582
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 332,500 1,493
Industrials (0.4%):
SITC International Holdings Co. Ltd. ......................................... 145,000 469
Techtronic Industries Co. Ltd. .............................................. 96,500 1,154
1,623
4,316
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 3,431 279
India (2.2%):
Communication Services (0.1%):
Bharti Airtel Ltd. ....................................................... 6,187 135
Consumer Discretionary (0.2%):
Bajaj Auto Ltd. ........................................................ 4,751 432
Hero MotoCorp Ltd. ..................................................... 8,438 409
Page Industries Ltd. ..................................................... 383 213
1,054
Consumer Staples (0.4%):
Britannia Industries Ltd. .................................................. 10,744 707
ITC Ltd. ............................................................. 212,509 996
Marico Ltd. ........................................................... 36,224 293
1,996
Financials (0.1%):
HDFC Asset Management Co. Ltd. (c) ........................................ 6,795 437
ICICI Bank Ltd. ........................................................ 4,764 80
517
Health Care (0.1%):
Sun Pharmaceutical Industries Ltd. .......................................... 8,901 173
Torrent Pharmaceuticals Ltd. ............................................... 7,102 302
475
Industrials (0.2%):
Bharat Electronics Ltd. ................................................... 17,741 77
InterGlobe Aviation Ltd. (b) (c) .............................................. 13,440 902
979
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 63,291 1,055
Infosys Ltd. ........................................................... 70,319 1,196
Tata Consultancy Services Ltd. ............................................. 30,861 1,065
3,316
Materials (0.4%):
Asian Paints Ltd. ....................................................... 26,834 733
Pidilite Industries Ltd. ................................................... 18,085 591
Tata Steel Ltd. ......................................................... 52,482 94
Vedanta Ltd. .......................................................... 101,083 488
1,906

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Utilities (0.0%):(a)
Power Grid Corp. of India Ltd. ............................................. 23,793 $ 79
10,457
Indonesia (0.4%):
Financials (0.4%):
PT Bank Mandiri Persero Tbk .............................................. 2,611,600 711
PT Bank Rakyat Indonesia Persero Tbk ....................................... 4,258,700 954
1,665
Ireland (1.8%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (b) ............................................... 7,109 807
Industrials (0.5%):
Trane Technologies PLC .................................................. 5,671 2,484
Information Technology (1.1%):
Accenture PLC , Class A .................................................. 8,157 2,179
TE Connectivity PLC .................................................... 15,598 3,209
5,388
8,679
Israel (0.7%):
Financials (0.2%):
Bank Leumi Le-Israel BM ................................................ 14,869 275
Mizrahi Tefahot Bank Ltd. ................................................ 10,970 678
953
Information Technology (0.4%):
Check Point Software Technologies Ltd. (b) .................................... 7,245 1,349
Nice Ltd. (b) ........................................................... 2,787 436
Wix.com Ltd. (b) ....................................................... 2,788 379
2,164
Materials (0.1%):
ICL Group Ltd. ........................................................ 54,755 341
3,458
Italy (0.4%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 2,285 1,002
Financials (0.2%):
FinecoBank Banca Fineco SpA ............................................. 40,301 858
Utilities (0.0%):(a)
Enel SpA ............................................................. 29,490 260
2,120
Japan (3.0%):
Communication Services (0.1%):
Capcom Co. Ltd. ....................................................... 23,400 596
KDDI Corp. ........................................................... 6,100 100
696
Consumer Discretionary (0.7%):
Asics Corp. ........................................................... 36,500 858
Bandai Namco Holdings, Inc. .............................................. 25,500 825
Fast Retailing Co. Ltd. ................................................... 3,600 1,098
Isuzu Motors Ltd. ....................................................... 11,600 149
Sony Group Corp. ...................................................... 9,200 221
Subaru Corp. .......................................................... 11,800 217
Suzuki Motor Corp. ..................................................... 14,200 156
3,524
Consumer Staples (0.2%):
Kobe Bussan Co. Ltd. .................................................... 10,300 274

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
MatsukiyoCocokara & Co. ................................................ 23,600 $ 485
759
Financials (0.1%):
SBI Holdings, Inc. ...................................................... 5,400 201
Sompo Holdings, Inc. .................................................... 7,500 221
Tokio Marine Holdings, Inc. ............................................... 6,400 257
679
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 20,300 973
Hoya Corp. ........................................................... 12,700 1,603
Otsuka Holdings Co. Ltd. ................................................. 3,800 181
2,757
Industrials (0.5%):
Nippon Yusen KK ...................................................... 4,800 168
Recruit Holdings Co. Ltd. ................................................. 32,800 1,946
Toyota Tsusho Corp. ..................................................... 10,500 241
2,355
Information Technology (0.7%):
Advantest Corp. ........................................................ 2,700 180
Canon, Inc. ........................................................... 5,400 153
Fujitsu Ltd. ........................................................... 5,200 113
Nomura Research Institute Ltd. ............................................. 30,500 1,207
Oracle Corp. .......................................................... 4,400 476
Tokyo Electron Ltd. ..................................................... 3,200 509
Trend Micro, Inc. ....................................................... 11,500 701
3,339
Materials (0.1%):
Nitto Denko Corp. ...................................................... 10,800 224
Utilities (0.0%):(a)
Chubu Electric Power Co., Inc. ............................................. 7,700 94
14,427
Luxembourg (0.0%):(a)
Energy (0.0%):(a)
Tenaris SA ............................................................ 8,067 141
Malaysia (0.1%):
Materials (0.1%):
Press Metal Aluminium Holdings Bhd ........................................ 225,200 282
Mexico (0.5%):
Consumer Staples (0.2%):
Wal-Mart de Mexico SAB de CV ........................................... 278,577 821
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 142,026 1,266
Materials (0.0%):(a)
Grupo Mexico SAB de CV , Class B .......................................... 26,764 168
2,255
Netherlands (1.3%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 322,936 1,443
Universal Music Group NV ................................................ 35,719 1,027
2,470
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 7,223 285
Industrials (0.4%):
Wolters Kluwer NV ..................................................... 12,237 1,906

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Information Technology (0.3%):
ASML Holding NV ..................................................... 1,895 $ 1,313
5,974
Norway (0.3%):
Communication Services (0.1%):
Telenor ASA .......................................................... 12,212 187
Energy (0.0%):(a)
Equinor ASA .......................................................... 3,521 91
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 37,255 1,114
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 14,541 86
1,478
Philippines (0.3%):
Financials (0.1%):
Bank of the Philippine Islands .............................................. 111,700 226
BDO Unibank, Inc. ..................................................... 167,780 410
636
Industrials (0.2%):
International Container Terminal Services, Inc. .................................. 83,250 639
1,275
Poland (0.1%):
Financials (0.1%):
Santander Bank Polska SA ................................................ 4,735 691
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (b) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (b) (e) (f) ................................................... 34,009 —
Tatneft PJSC (b) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (b) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (b) (e) (f) .......................................... 524,900 —
—
Singapore (0.8%):
Financials (0.7%):
DBS Group Holdings Ltd. ................................................. 5,100 188
Oversea-Chinese Banking Corp. Ltd. ......................................... 130,000 1,685
Singapore Exchange Ltd. ................................................. 115,300 1,414
3,287
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 63,800 429
3,716
South Africa (0.2%):
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 20,014 419
Financials (0.1%):
FirstRand Ltd. ......................................................... 37,160 158
OUTsurance Group Ltd. .................................................. 60,102 255
Standard Bank Group Ltd. ................................................ 10,189 131
544

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Materials (0.0%):(a)
Gold Fields Ltd. ........................................................ 6,529 $ 159
1,122
South Korea (0.6%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 19,630 1,437
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 3,221 296
KB Financial Group, Inc. ................................................. 2,285 182
478
Industrials (0.1%):
Hyundai Rotem Co. Ltd. .................................................. 4,636 671
Information Technology (0.1%):
SK Hynix, Inc. ......................................................... 1,223 237
2,823
Spain (1.3%):
Consumer Discretionary (0.4%):
Industria de Diseno Textil SA .............................................. 43,066 2,057
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 173,432 2,892
Banco Santander SA ..................................................... 31,300 269
3,161
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA ................................ 1,873 129
Aena SME SA (c) ....................................................... 6,270 169
298
Utilities (0.1%):
Endesa SA ............................................................ 6,296 183
Iberdrola SA .......................................................... 16,296 286
469
5,985
Sweden (0.1%):
Industrials (0.0%):(a)
Volvo AB , Class B ...................................................... 7,009 201
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 63,422 461
662
Switzerland (3.1%):
Consumer Staples (0.6%):
Coca-Cola HBC AG ..................................................... 19,475 1,012
Nestle SA , Registered Shares .............................................. 22,181 1,939
2,951
Financials (0.0%):(a)
Zurich Insurance Group AG ............................................... 136 93
Health Care (1.3%):
Novartis AG , Registered Shares ............................................. 30,986 3,530
Roche Holding AG ...................................................... 8,787 2,743
6,273
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 19,469 1,272
Geberit AG , Registered Shares ............................................. 2,953 2,263
Kuehne + Nagel International AG , Class R ..................................... 2,180 444
Schindler Holding AG , Class PC ............................................ 318 115
4,094

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 8,737 $ 810
Materials (0.1%):
EMS-Chemie Holding AG ................................................ 491 387
Glencore PLC ......................................................... 40,419 162
Holcim AG ........................................................... 1,429 114
663
14,884
Taiwan (1.8%):
Financials (0.2%):
CTBC Financial Holding Co. Ltd. ........................................... 596,000 819
Industrials (0.1%):
Eva Airways Corp. ...................................................... 188,000 237
Voltronic Power Technology Corp. .......................................... 5,000 197
434
Information Technology (1.5%):
Advantech Co. Ltd. ..................................................... 23,295 259
Delta Electronics, Inc. ................................................... 11,000 207
MediaTek, Inc. ......................................................... 29,000 1,313
Realtek Semiconductor Corp. .............................................. 57,000 1,090
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 26,000 1,001
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 13,904 3,360
7,230
8,483
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 83,800 745
United Kingdom (4.1%):
Communication Services (0.1%):
Auto Trader Group PLC (c) ................................................ 62,290 688
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 9,332 328
InterContinental Hotels Group PLC .......................................... 11,110 1,278
Next PLC ............................................................ 10,341 1,678
3,284
Consumer Staples (1.2%):
British American Tobacco PLC ............................................. 3,863 207
Imperial Brands PLC .................................................... 61,852 2,410
Reckitt Benckiser Group PLC .............................................. 12,697 951
Tesco PLC ............................................................ 29,324 165
Unilever PLC ......................................................... 35,025 2,032
5,765
Energy (0.7%):
BP PLC .............................................................. 175,096 938
Shell PLC ............................................................ 62,867 2,259
3,197
Financials (0.1%):
HSBC Holdings PLC .................................................... 40,096 488
Standard Chartered PLC .................................................. 5,184 93
581
Health Care (0.4%):
GSK PLC ............................................................ 90,176 1,658
Industrials (0.6%):
RELX PLC ........................................................... 31,730 1,648
Rolls-Royce Holdings PLC ................................................ 73,926 1,049
2,697

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Information Technology (0.2%):
The Sage Group PLC .................................................... 70,039 $ 1,124
Materials (0.1%):
Anglogold Ashanti PLC .................................................. 3,068 140
Rio Tinto PLC ......................................................... 4,454 265
405
Utilities (0.0%):(a)
Centrica PLC .......................................................... 102,384 223
19,622
United States (62.6%):
Communication Services (6.7%):
Alphabet, Inc. , Class A ................................................... 15,629 2,999
Alphabet, Inc. , Class C ................................................... 55,842 10,770
AT&T, Inc. ........................................................... 23,496 644
Electronic Arts, Inc. ..................................................... 8,904 1,358
Meta Platforms, Inc. , Class A .............................................. 17,879 13,828
Netflix, Inc. (b) ......................................................... 1,096 1,271
T-Mobile US, Inc. ...................................................... 1,652 394
Verizon Communications, Inc. .............................................. 11,463 490
31,754
Consumer Discretionary (6.8%):
Airbnb, Inc. , Class A (b) .................................................. 27,155 3,596
AutoZone, Inc. (b) ...................................................... 163 614
Best Buy Co., Inc. ...................................................... 1,123 73
Booking Holdings, Inc. ................................................... 1,146 6,308
Chipotle Mexican Grill, Inc. (b) ............................................. 35,435 1,520
Darden Restaurants, Inc. .................................................. 1,459 294
Deckers Outdoor Corp. (b) ................................................. 13,394 1,422
Domino's Pizza, Inc. ..................................................... 2,267 1,050
Expedia Group, Inc. ..................................................... 10,524 1,897
General Motors Co. ..................................................... 8,340 445
Lowe's Cos., Inc. ....................................................... 13,895 3,107
Marriott International, Inc. , Class A .......................................... 304 80
NVR, Inc. (b) .......................................................... 177 1,336
O'Reilly Automotive, Inc. (b) ............................................... 42,810 4,209
PulteGroup, Inc. ........................................................ 849 96
Starbucks Corp. ........................................................ 5,220 465
The TJX Cos., Inc. ...................................................... 29,979 3,733
Ulta Beauty, Inc. (b) ..................................................... 3,255 1,676
Williams-Sonoma, Inc. ................................................... 2,153 403
32,324
Consumer Staples (6.2%):
Altria Group, Inc. ....................................................... 106,708 6,609
Colgate-Palmolive Co. ................................................... 53,642 4,498
Costco Wholesale Corp. .................................................. 3,262 3,065
Kimberly-Clark Corp. .................................................... 15,732 1,960
Monster Beverage Corp. (b) ................................................ 51,454 3,023
Philip Morris International, Inc. ............................................. 20,230 3,319
Sysco Corp. ........................................................... 14,145 1,126
The Kroger Co. ........................................................ 5,514 387
The Procter & Gamble Co. ................................................ 30,606 4,605
Walmart, Inc. .......................................................... 7,549 740
29,332
Energy (1.9%):
Coterra Energy, Inc. ..................................................... 13,394 327
EOG Resources, Inc. .................................................... 42,940 5,154
Expand Energy Corp. .................................................... 3,289 344
Valero Energy Corp. ..................................................... 22,333 3,066
8,891

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Financials (6.4%):
American Express Co. ................................................... 1,684 $ 504
Ameriprise Financial, Inc. ................................................. 7,779 4,031
Capital One Financial Corp. ............................................... 2,459 529
Fidelity National Financial, Inc. ............................................ 5,160 291
Fifth Third Bancorp ..................................................... 3,269 136
JPMorgan Chase & Co. .................................................. 4,308 1,276
Loews Corp. .......................................................... 1,924 174
M&T Bank Corp. ....................................................... 1,605 303
Mastercard, Inc. , Class A ................................................. 13,091 7,416
MSCI, Inc. ........................................................... 5,435 3,051
PayPal Holdings, Inc. (b) .................................................. 5,294 364
SEI Investments Co. ..................................................... 9,822 865
Synchrony Financial ..................................................... 6,196 432
T. Rowe Price Group, Inc. ................................................. 733 74
The Allstate Corp. ...................................................... 1,934 393
The Goldman Sachs Group, Inc. ............................................ 784 567
The Progressive Corp. ................................................... 20,240 4,899
Visa, Inc. , Class A ...................................................... 8,275 2,859
W.R. Berkley Corp. ..................................................... 27,081 1,863
Wells Fargo & Co. ...................................................... 5,999 484
30,511
Health Care (6.2%):
AbbVie, Inc. .......................................................... 20,884 3,947
Bristol-Myers Squibb Co. ................................................. 26,620 1,153
Cardinal Health, Inc. .................................................... 3,042 472
Cencora, Inc. .......................................................... 1,342 384
CVS Health Corp. ...................................................... 5,956 370
DaVita, Inc. (b) ......................................................... 475 67
Dexcom, Inc. (b) ........................................................ 5,662 457
Eli Lilly & Co. ......................................................... 637 471
Gilead Sciences, Inc. .................................................... 36,712 4,122
HCA Healthcare, Inc. .................................................... 214 76
Incyte Corp. (b) ........................................................ 10,883 815
Johnson & Johnson ..................................................... 18,625 3,068
McKesson Corp. ....................................................... 6,185 4,290
Merck & Co., Inc. ...................................................... 40,565 3,169
Mettler-Toledo International, Inc. (b) ......................................... 1,475 1,820
Pfizer, Inc. ............................................................ 18,889 440
The Cigna Group ....................................................... 1,343 359
UnitedHealth Group, Inc. ................................................. 1,477 369
Zoetis, Inc. ........................................................... 24,428 3,561
29,410
Industrials (6.2%):
3M Co. .............................................................. 2,838 423
Automatic Data Processing, Inc. ............................................ 12,756 3,948
Builders FirstSource, Inc. (b) ............................................... 2,309 294
Carlisle Cos., Inc. ....................................................... 203 72
Cintas Corp. .......................................................... 24,553 5,464
Cummins, Inc. ......................................................... 290 107
Delta Air Lines, Inc. ..................................................... 3,204 170
EMCOR Group, Inc. .................................................... 4,009 2,516
Expeditors International of Washington, Inc. .................................... 2,803 326
Ferguson Enterprises, Inc. ................................................. 5,491 1,226
GE Vernova, Inc. ....................................................... 1,419 937
Leidos Holdings, Inc. .................................................... 2,542 406
Lennox International, Inc. ................................................. 2,261 1,377
Lockheed Martin Corp. ................................................... 1,951 821
Otis Worldwide Corp. .................................................... 27,680 2,372
Owens Corning ........................................................ 1,727 241
Paychex, Inc. .......................................................... 1,638 236
Rollins, Inc. ........................................................... 24,566 1,407

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Snap-on, Inc. .......................................................... 858 $ 276
United Airlines Holdings, Inc. (b) ............................................ 1,648 146
Verisk Analytics, Inc. .................................................... 6,009 1,675
Vertiv Holdings Co. , Class A ............................................... 10,064 1,465
W.W. Grainger, Inc. ..................................................... 3,224 3,351
29,256
Information Technology (20.6%):
Adobe, Inc. (b) ......................................................... 11,169 3,995
Apple, Inc. ........................................................... 90,449 18,774
Applied Materials, Inc. ................................................... 18,714 3,370
AppLovin Corp. , Class A (b) ............................................... 2,992 1,169
Arista Networks, Inc. (b) .................................................. 32,409 3,993
Autodesk, Inc. (b) ....................................................... 1,986 602
Broadcom, Inc. ........................................................ 8,984 2,639
Cisco Systems, Inc. ..................................................... 9,726 662
Docusign, Inc. (b) ....................................................... 5,416 410
Dropbox, Inc. , Class A (b) ................................................. 2,514 68
F5, Inc. (b) ............................................................ 1,157 363
Fair Isaac Corp. (b) ...................................................... 1,892 2,718
Fortinet, Inc. (b) ........................................................ 34,942 3,491
Gartner, Inc. (b) ........................................................ 5,441 1,843
GoDaddy, Inc. , Class A (b) ................................................ 7,692 1,243
HP, Inc. .............................................................. 12,552 311
International Business Machines Corp. ........................................ 2,276 576
Jabil, Inc. ............................................................ 2,230 498
KLA Corp. ........................................................... 4,898 4,305
Lam Research Corp. ..................................................... 35,135 3,332
Manhattan Associates, Inc. (b) .............................................. 4,232 930
Microsoft Corp. ........................................................ 19,098 10,189
Motorola Solutions, Inc. .................................................. 958 420
NetApp, Inc. .......................................................... 12,327 1,284
Nutanix, Inc. , Class A (b) .................................................. 17,956 1,350
NVIDIA Corp. ......................................................... 134,779 23,973
Palantir Technologies, Inc. , Class A (b) ........................................ 4,811 762
Palo Alto Networks, Inc. (b) ................................................ 3,218 559
Pure Storage, Inc. , Class A (b) .............................................. 14,777 879
QUALCOMM, Inc. ..................................................... 12,899 1,893
ServiceNow, Inc. (b) ..................................................... 647 610
VeriSign, Inc. .......................................................... 1,155 310
97,521
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 16,050 1,490
CRH PLC ............................................................ 3,993 381
Packaging Corp. of America ............................................... 890 173
Reliance, Inc. .......................................................... 1,095 318
Steel Dynamics, Inc. ..................................................... 2,668 340
2,702
Real Estate (0.6%):
American Tower Corp. ................................................... 2,491 519
Camden Property Trust ................................................... 4,811 525
Equinix, Inc. .......................................................... 294 231
Healthpeak Properties, Inc. ................................................ 33,383 566
Prologis, Inc. .......................................................... 4,119 440
Welltower, Inc. ......................................................... 4,089 675
2,956
Utilities (0.4%):
DTE Energy Co. ....................................................... 3,273 453
Evergy, Inc. ........................................................... 4,568 323
Exelon Corp. .......................................................... 5,397 243
NiSource, Inc. ......................................................... 8,909 378

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Name
Acquisition
Date
Cost
LUKOIL PJSC ............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC ...................................
9/30/2019
1,604
Sberbank of Russia PJSC .....................................
4/22/2020
1,393
Tatneft PJSC ..............................................
12/21/2020
608
X5 Retail Group NV , GDR ...................................
11/11/2021
637
Security Description Shares
Value
(000)
NRG Energy, Inc. ....................................................... 2,373 $ 397
1,794
296,451
Uruguay (0.6%):
Consumer Discretionary (0.6%):
MercadoLibre, Inc. (b) ................................................... 1,259 2,989
Total Common Stocks (Cost $360,125) 471,703
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (b) (f) ............................... 1,403 —
Total Warrants (Cost $–) —
Total Investments (Cost $360,125) — 99.6% 471,703
Other assets in excess of liabilities — 0.4% 1,707
NET ASSETS - 100.00% $ 473,410
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was $4,436
(thousands) and amounted to 0.9% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at July 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of July 31, 2025.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Australia (1.9%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 77,655 $ 3,476
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 70,767 1,389
Macquarie Group Ltd. ................................................... 18,540 2,567
QBE Insurance Group Ltd. ................................................ 45,601 676
4,632
Health Care (0.1%):
CSL Ltd. ............................................................. 7,303 1,263
Industrials (0.2%):
Brambles Ltd. ......................................................... 49,463 757
Qantas Airways Ltd. ..................................................... 120,906 838
1,595
Materials (0.4%):
BHP Group Ltd. ........................................................ 101,258 2,557
Northern Star Resources Ltd. .............................................. 72,293 718
Rio Tinto Ltd. ......................................................... 11,482 816
4,091
Real Estate (0.4%):
Charter Hall Group ...................................................... 46,420 598
Goodman Group ....................................................... 28,470 637
Scentre Group ......................................................... 1,161,186 2,778
4,013
19,070
Austria (0.4%):
Financials (0.4%):
BAWAG Group AG (a) ................................................... 33,950 4,284
Belgium (0.5%):
Consumer Staples (0.1%):
Anheuser-Busch InBev SA ................................................ 23,374 1,344
Information Technology (0.2%):
Melexis NV ........................................................... 17,822 1,363
Materials (0.2%):
Solvay SA , Class A ..................................................... 38,878 1,218
Titan SA ............................................................. 12,916 532
1,750
4,457
Bermuda (0.4%):
Financials (0.4%):
Axis Capital Holdings Ltd. ................................................ 11,939 1,120
Everest Group Ltd. ...................................................... 8,093 2,718
3,838
Brazil (0.3%):
Consumer Discretionary (0.1%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 51,800 227
Vivara Participacoes SA .................................................. 69,800 317
544
Consumer Staples (0.0%):(b)
Tres Tentos Agroindustrial SA .............................................. 82,637 201
Energy (0.1%):
Brava Energia (c) ....................................................... 73,688 260
PRIO SA (c) ........................................................... 29,200 220
480

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Financials (0.0%):(b)
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 95,700 $ 187
Pagseguro Digital Ltd. , Class A ............................................. 21,339 167
354
Industrials (0.0%):(b)
Marcopolo SA , Preference Shares ........................................... 301,440 445
Utilities (0.1%):
Equatorial Energia SA ................................................... 39,100 238
Neoenergia SA ......................................................... 60,700 266
504
2,528
Canada (2.4%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (c) ............................................... 7,792 1,562
Consumer Staples (0.3%):
George Weston Ltd. ..................................................... 14,403 2,737
Energy (0.1%):
Parex Resources, Inc. .................................................... 98,390 1,168
Financials (0.7%):
Manulife Financial Corp. ................................................. 125,460 3,882
National Bank of Canada ................................................. 25,372 2,640
6,522
Industrials (0.2%):
Bombardier, Inc. , Class B (c) ............................................... 14,745 1,720
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 1,417 4,889
Materials (0.4%):
Agnico Eagle Mines Ltd. ................................................. 26,527 3,294
Stella-Jones, Inc. ....................................................... 20,931 1,193
4,487
23,085
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 134,662 406
Real Estate (0.0%):(b)
Cencosud Shopping SA .................................................. 98,191 192
598
China (0.5%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 29,100 2,037
Consumer Discretionary (0.1%):
361 Degrees International Ltd. ............................................. 437,000 346
TravelSky Technology Ltd. , Class H ......................................... 188,000 299
645
Consumer Staples (0.0%):(b)
China Resources Beverage Holdings Co. Ltd. ................................... 144,200 210
Financials (0.0%):(b)
FinVolution Group , ADR ................................................. 24,032 206
Health Care (0.1%):
3SBio, Inc. (a) ......................................................... 121,500 491
Shanghai Conant Optical Co. Ltd. , Class H (d) .................................. 91,500 510
1,001
Industrials (0.1%):
ANE Cayman, Inc. (c) .................................................... 360,500 374

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
China Communications Services Corp. Ltd. , Class H .............................. 394,000 $ 230
604
Information Technology (0.0%):(b)
GDS Holdings Ltd. , Class A (c) ............................................. 88,100 397
5,100
Denmark (0.5%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 19,189 3,168
Health Care (0.2%):
Novo Nordisk A/S , Class B ................................................ 42,028 1,955
5,123
Finland (0.2%):
Financials (0.2%):
Nordea Bank Abp ....................................................... 109,054 1,591
France (2.9%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 8,355 763
Consumer Discretionary (0.2%):
FDJ UNITED ......................................................... 25,576 797
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,103 1,129
1,926
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,496 3,316
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 11,054 2,079
Technip Energies NV .................................................... 20,889 902
2,981
Financials (0.3%):
AXA SA ............................................................. 27,391 1,330
BNP Paribas SA ........................................................ 12,070 1,101
2,431
Health Care (0.1%):
BioMerieux ........................................................... 5,944 850
Ipsen SA ............................................................. 4,494 530
1,380
Industrials (1.2%):
Cie de Saint-Gobain SA .................................................. 11,797 1,353
Eiffage SA ............................................................ 4,707 632
Rexel SA ............................................................. 82,455 2,492
Safran SA ............................................................ 15,428 5,087
Schneider Electric SE .................................................... 7,084 1,833
SPIE SA ............................................................. 13,098 771
12,168
Information Technology (0.1%):
Capgemini SE ......................................................... 5,279 786
Materials (0.1%):
Arkema SA ........................................................... 18,292 1,244
Real Estate (0.1%):
Klepierre SA .......................................................... 14,720 562
Utilities (0.1%):
Engie SA ............................................................. 32,422 729
28,286
Germany (3.1%):
Communication Services (0.4%):
CTS Eventim AG & Co. KGaA ............................................. 13,361 1,509

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Deutsche Telekom AG ................................................... 55,918 $ 2,005
3,514
Consumer Discretionary (0.1%):
Volkswagen AG , Preference Shares .......................................... 12,563 1,314
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 10,499 809
Financials (0.7%):
Allianz SE , Registered Shares .............................................. 14,897 5,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,959 1,282
7,169
Health Care (0.0%):(b)
Fresenius Medical Care AG ............................................... 10,236 519
Industrials (0.6%):
Siemens AG , Registered Shares ............................................. 17,701 4,508
Siemens Energy AG (c) ................................................... 8,039 931
5,439
Information Technology (0.8%):
SAP SE .............................................................. 26,462 7,566
Materials (0.1%):
Evonik Industries AG .................................................... 42,820 850
Utilities (0.3%):
E.ON SE ............................................................. 45,909 837
RWE AG ............................................................. 52,131 2,139
2,976
30,156
Greece (0.0%):(b)
Consumer Discretionary (0.0%):(b)
JUMBO SA ........................................................... 6,551 221
OPAP SA ............................................................. 12,351 277
498
Hong Kong (1.0%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (c) ............................................ 18,800 609
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 127,000 619
Energy (0.0%):(b)
CGN Mining Co. Ltd. (d) ................................................. 785,000 201
Financials (0.4%):
AIA Group Ltd. ........................................................ 262,000 2,443
BOC Hong Kong Holdings Ltd. ............................................ 203,000 912
Hong Kong Exchanges & Clearing Ltd. ....................................... 13,200 714
4,069
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 218,000 409
Real Estate (0.3%):
China Jinmao Holdings Group Ltd. .......................................... 978,000 178
CK Asset Holdings Ltd. .................................................. 657,500 3,013
3,191
Utilities (0.0%):(b)
China Water Affairs Group Ltd. ............................................. 298,000 234
9,332
Hungary (0.0%):(b)
Communication Services (0.0%):(b)
Magyar Telekom Telecommunications PLC .................................... 83,329 414

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
India (1.1%):
Communication Services (0.0%):(b)
Just Dial Ltd. (c) ........................................................ 20,030 $ 191
Consumer Discretionary (0.1%):
ASK Automotive Ltd. .................................................... 77,994 450
Cartrade Tech Ltd. (c) .................................................... 18,453 459
Ceat Ltd. ............................................................. 5,814 219
Whirlpool of India Ltd. ................................................... 14,010 212
1,340
Energy (0.0%):(b)
Mangalore Refinery & Petrochemicals Ltd. .................................... 139,569 200
Financials (0.2%):
Angel One Ltd. ........................................................ 7,113 210
City Union Bank Ltd. .................................................... 107,101 261
LIC Housing Finance Ltd. ................................................. 40,040 267
Nippon Life India Asset Management Ltd. (a) ................................... 58,478 540
Nuvama Wealth Management Ltd. ........................................... 3,233 266
The Karur Vysya Bank Ltd. ................................................ 144,855 434
1,978
Health Care (0.1%):
Jubilant Pharmova Ltd. ................................................... 18,849 256
Narayana Hrudayalaya Ltd. ................................................ 12,425 271
Onesource Specialty Pharma Ltd. (c) ......................................... 11,791 265
Strides Pharma Science Ltd. ............................................... 26,146 259
1,051
Industrials (0.3%):
CMS Info Systems Ltd. .................................................. 53,038 277
Firstsource Solutions Ltd. ................................................. 59,291 230
GE Vernova T&D India Ltd. ............................................... 7,962 247
J Kumar Infraprojects Ltd. ................................................ 54,148 433
RR Kabel Ltd. ......................................................... 21,940 359
Sagility India Ltd. (c) .................................................... 801,346 423
Transport Corp. of India Ltd. ............................................... 18,679 249
VRL Logistics Ltd. ...................................................... 49,647 350
2,568
Information Technology (0.0%):(b)
KPIT Technologies Ltd. .................................................. 20,474 285
Zensar Technologies Ltd. ................................................. 30,018 275
560
Materials (0.2%):
Dhanuka Agritech Ltd. ................................................... 20,004 434
MOIL Ltd. ............................................................ 103,269 403
National Aluminium Co. Ltd. .............................................. 187,606 394
Welspun Corp. Ltd. ..................................................... 42,483 451
1,682
Real Estate (0.1%):
ITC Hotels Ltd. (c) ...................................................... 108,479 285
Oberoi Realty Ltd. ...................................................... 12,443 230
Sunteck Realty Ltd. ..................................................... 48,682 217
732
Utilities (0.1%):
Mahanagar Gas Ltd. ..................................................... 18,870 291
VA Tech Wabag Ltd. ..................................................... 17,457 314
605
10,907
Indonesia (0.2%):
Consumer Staples (0.0%):(b)
PT Japfa Comfeed Indonesia Tbk ........................................... 1,625,600 157

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Energy (0.0%):(b)
PT AKR Corporindo Tbk ................................................. 1,718,400 $ 140
Health Care (0.0%):(b)
PT Kalbe Farma Tbk .................................................... 3,036,900 263
Materials (0.1%):
Aneka Tambang Tbk .................................................... 2,430,100 421
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 4,867,400 271
Utilities (0.0%):(b)
PT Perusahaan Gas Negara Tbk ............................................. 2,287,200 226
1,478
Ireland (0.2%):
Financials (0.0%):(b)
Bank of Ireland Group PLC ............................................... 47,383 635
Industrials (0.1%):
AerCap Holdings NV .................................................... 6,451 692
Materials (0.1%):
James Hardie Industries PLC (c) ............................................ 39,022 1,024
2,351
Israel (0.1%):
Information Technology (0.1%):
Nice Ltd. (c) ........................................................... 3,405 532
Italy (0.8%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,627 713
PRADA SpA .......................................................... 157,800 859
1,572
Financials (0.2%):
Banca Mediolanum SpA .................................................. 35,416 625
Banco BPM SpA ....................................................... 82,069 1,046
1,671
Health Care (0.1%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,198 700
Information Technology (0.1%):
Reply SpA ............................................................ 3,811 597
Utilities (0.3%):
Enel SpA ............................................................. 362,960 3,200
7,740
Japan (6.7%):
Communication Services (0.6%):
Capcom Co. Ltd. ....................................................... 98,700 2,513
Kakaku.com, Inc. ....................................................... 123,800 2,104
Konami Group Corp. .................................................... 10,400 1,412
6,029
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 34,800 818
Sony Group Corp. ...................................................... 67,500 1,624
Sumitomo Electric Industries Ltd. ........................................... 39,700 985
Suzuki Motor Corp. ..................................................... 65,700 722
Toyota Motor Corp. ..................................................... 257,500 4,581
ZOZO, Inc. ........................................................... 160,000 1,584
10,314
Consumer Staples (0.3%):
Asahi Group Holdings Ltd. ................................................ 48,500 615
MatsukiyoCocokara & Co. ................................................ 43,100 885

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Toyo Suisan Kaisha Ltd. .................................................. 27,100 $ 1,732
3,232
Financials (1.2%):
Mizuho Financial Group, Inc. .............................................. 161,920 4,750
ORIX Corp. ........................................................... 27,900 627
Sumitomo Mitsui Financial Group, Inc. ....................................... 71,400 1,801
Tokio Marine Holdings, Inc. ............................................... 111,400 4,474
11,652
Health Care (0.6%):
Hoya Corp. ........................................................... 19,300 2,435
Otsuka Holdings Co. Ltd. ................................................. 18,100 862
Shionogi & Co. Ltd. ..................................................... 148,000 2,476
5,773
Industrials (1.8%):
Central Japan Railway Co. ................................................ 21,900 511
Fuji Electric Co. Ltd. .................................................... 35,900 1,785
Fujikura Ltd. .......................................................... 15,300 1,039
Hitachi Ltd. ........................................................... 35,800 1,096
ITOCHU Corp. ........................................................ 27,800 1,458
Komatsu Ltd. .......................................................... 33,700 1,086
MISUMI Group, Inc. .................................................... 90,700 1,306
Mitsubishi Heavy Industries Ltd. ............................................ 171,500 4,095
Nippon Yusen KK ...................................................... 30,200 1,059
Obayashi Corp. ........................................................ 43,400 639
Sanwa Holdings Corp. ................................................... 120,300 3,283
17,357
Information Technology (0.9%):
Disco Corp. ........................................................... 7,700 2,276
Fujitsu Ltd. ........................................................... 130,700 2,847
Ibiden Co. Ltd. ......................................................... 13,900 588
NEC Corp. ........................................................... 68,500 1,967
SCREEN Holdings Co. Ltd. ............................................... 10,100 788
Yokogawa Electric Corp. ................................................. 30,300 808
9,274
Materials (0.1%):
Nippon Steel Corp. ...................................................... 29,200 563
Tosoh Corp. ........................................................... 38,200 575
1,138
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 18,300 605
65,374
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 18,757 585
Malaysia (0.2%):
Consumer Staples (0.0%):(b)
Carlsberg Brewery Malaysia Bhd ........................................... 41,200 175
Health Care (0.0%):(b)
KPJ Healthcare Bhd ..................................................... 609,300 370
Industrials (0.0%):(b)
Zetrix Ai Bhd .......................................................... 1,449,800 298
Materials (0.1%):
Malayan Cement Bhd .................................................... 328,000 431
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 630,900 300

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Matrix Concepts Holdings Bhd ............................................. 641,100 $ 201
501
1,775
Mexico (0.1%):
Energy (0.0%):(b)
Vista Energy SAB de CV , ADR (c) ........................................... 6,058 271
Financials (0.0%):(b)
Gentera SAB de CV ..................................................... 119,977 271
Health Care (0.0%):(b)
Genomma Lab Internacional SAB de CV , Class B ................................ 170,261 197
Materials (0.1%):
GCC SAB de CV (d) ..................................................... 44,736 418
Real Estate (0.0%):(b)
FIBRA Macquarie Mexico (a) .............................................. 139,104 228
1,385
Netherlands (2.1%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 852,294 3,807
Consumer Discretionary (0.1%):
Prosus NV , Class N (c) ................................................... 23,443 1,339
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 21,429 846
Financials (0.7%):
Euronext NV .......................................................... 7,536 1,215
ING Groep NV ........................................................ 206,927 4,822
NN Group NV ......................................................... 11,037 743
6,780
Health Care (0.1%):
Argenx SE (c) .......................................................... 1,182 794
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 16,521 2,573
Information Technology (0.5%):
ASM International NV ................................................... 3,325 1,610
ASML Holding NV ..................................................... 4,378 3,034
4,644
20,783
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 91,707 1,986
Norway (0.4%):
Energy (0.2%):
Aker BP ASA ......................................................... 40,389 972
Equinor ASA .......................................................... 16,810 432
1,404
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 78,409 2,344
3,748
Philippines (0.1%):
Communication Services (0.0%):(b)
Converge Information and Communications Technology Solutions, Inc. ................ 726,300 222
Financials (0.0%):(b)
Security Bank Corp. ..................................................... 165,090 215

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Utilities (0.1%):
Manila Water Co., Inc. ................................................... 387,300 $ 244
681
Poland (0.0%):(b)
Financials (0.0%):(b)
Alior Bank SA ......................................................... 7,239 195
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA , Class B ............................................ 39,870 761
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC (c) (e) (f) ................................................. 214,920 —
Financials (0.0%):
Bank St Petersburg PJSC (c) (e) (f) ............................................ 372,110 —
—
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%):(b)
United Electronics Co. ................................................... 9,523 228
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 9,610 335
Real Estate (0.0%):(b)
Arabian Centres Co. (a) ................................................... 39,083 216
779
Singapore (0.5%):
Communication Services (0.1%):
Sea Ltd. , ADR (c) ....................................................... 6,828 1,069
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 29,400 1,079
Singapore Exchange Ltd. ................................................. 96,900 1,189
2,268
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 124,400 837
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 176,500 1,050
5,224
South Africa (0.1%):
Financials (0.0%):(b)
Santam Ltd. ........................................................... 11,680 283
Materials (0.1%):
Pan African Resources PLC (d) ............................................. 694,928 492
775
South Korea (0.7%):
Communication Services (0.0%):(b)
Netmarble Corp. (a) ..................................................... 1,671 71
SOOP Co. Ltd. ......................................................... 1,173 67
138
Consumer Discretionary (0.0%):(b)
Silicon2 Co. Ltd. (c) ..................................................... 6,102 226
Consumer Staples (0.0%):(b)
E-MART, Inc. ......................................................... 3,500 225
Kolmar Korea Co. Ltd. ................................................... 4,088 285
510
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 2,439 224
JB Financial Group Co. Ltd. ............................................... 18,538 308

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
KIWOOM Securities Co. Ltd. .............................................. 2,809 $ 433
965
Health Care (0.1%):
Classys, Inc. .......................................................... 8,035 333
Hugel, Inc. (c) ......................................................... 968 234
PharmaResearch Co. Ltd. ................................................. 965 384
951
Industrials (0.3%):
Hanwha Aerospace Co. Ltd. ............................................... 43 31
HD Hyundai Electric Co. Ltd. .............................................. 643 229
Hyosung Heavy Industries Corp. ............................................ 1,179 1,028
Hyundai Glovis Co. Ltd. .................................................. 2,485 263
Hyundai Rotem Co. Ltd. .................................................. 4,859 703
Samsung E&A Co. Ltd. .................................................. 14,423 273
2,527
Information Technology (0.1%):
Douzone Bizon Co. Ltd. .................................................. 6,088 311
IsuPetasys Co. Ltd. ...................................................... 6,953 321
LEENO Industrial, Inc. ................................................... 6,626 225
PSK, Inc. ............................................................. 8,396 124
981
Materials (0.1%):
Hyosung TNC Corp. ..................................................... 1,054 178
OCI Holdings Co. Ltd. ................................................... 1,962 132
Poongsan Corp. ........................................................ 5,649 652
962
7,260
Spain (1.4%):
Energy (0.1%):
Repsol SA ............................................................ 49,057 744
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 346,249 5,774
Banco Santander SA ..................................................... 253,302 2,176
Bankinter SA .......................................................... 63,166 902
8,852
Industrials (0.3%):
Aena SME SA (a) ....................................................... 121,680 3,276
Utilities (0.1%):
Iberdrola SA .......................................................... 51,693 908
13,780
Sweden (0.7%):
Communication Services (0.1%):
Tele2 AB , B Shares ..................................................... 46,386 717
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 76,636 1,890
Financials (0.0%):(b)
Swedbank AB , Class A ................................................... 25,213 672
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 217,031 2,938
Volvo AB , Class B ...................................................... 26,577 764
3,702
6,981
Switzerland (3.2%):
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 107,244 5,573

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Nestle SA , Registered Shares .............................................. 31,576 $ 2,760
8,333
Financials (0.4%):
Partners Group Holding AG ............................................... 515 693
UBS Group AG ........................................................ 58,080 2,159
Zurich Insurance Group AG ............................................... 2,114 1,442
4,294
Health Care (1.4%):
Novartis AG , Registered Shares ............................................. 61,374 6,992
Roche Holding AG ...................................................... 19,288 6,021
Sandoz Group AG ...................................................... 12,796 732
13,745
Industrials (0.2%):
ABB Ltd. , Registered Shares ............................................... 16,786 1,097
Sulzer AG , Registered Shares .............................................. 2,957 569
1,666
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 17,886 1,659
Materials (0.1%):
Holcim AG ........................................................... 15,738 1,255
Real Estate (0.1%):
PSP Swiss Property AG , Registered Shares ..................................... 3,538 600
31,552
Taiwan (0.9%):
Consumer Discretionary (0.1%):
Lion Travel Service Co. Ltd. ............................................... 49,000 239
Minth Group Ltd. ....................................................... 110,000 363
Tong Yang Industry Co. Ltd. ............................................... 160,000 559
1,161
Consumer Staples (0.0%):(b)
Charoen Pokphand Enterprise .............................................. 53,000 206
Health Care (0.0%):(b)
Bora Pharmaceuticals Co. Ltd. ............................................. 11,000 300
Industrials (0.2%):
Advanced Energy Solution Holding Co. Ltd. ................................... 14,000 577
Bizlink Holding, Inc. .................................................... 27,265 820
China Airlines Ltd. ...................................................... 302,000 207
1,604
Information Technology (0.6%):
Arcadyan Technology Corp. ............................................... 30,000 222
ASMedia Technology, Inc. ................................................ 4,000 252
Chenbro Micom Co. Ltd. ................................................. 27,000 458
Chroma ATE, Inc. ...................................................... 30,000 430
Elite Material Co. Ltd. ................................................... 20,000 733
Ennoconn Corp. ........................................................ 21,000 213
Genius Electronic Optical Co. Ltd. .......................................... 18,000 259
Getac Holdings Corp. .................................................... 66,000 259
Gold Circuit Electronics Ltd. ............................................... 24,400 302
King Slide Works Co. Ltd. ................................................ 5,000 440
King Yuan Electronics Co. Ltd. ............................................. 166,000 649
MPI Corp. ............................................................ 10,000 348
Phison Electronics Corp. .................................................. 15,000 263
Taiwan Union Technology Corp. ............................................ 30,000 271
Tripod Technology Corp. ................................................. 51,000 475
5,574

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
Materials (0.0%):(b)
Nan Pao Resins Chemical Co. Ltd. .......................................... 22,000 $ 281
9,126
Thailand (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Com7 PCL, NVDR ..................................................... 337,800 224
Utilities (0.0%):(b)
Gunkul Engineering PCL, NVDR ........................................... 4,063,200 215
439
United Arab Emirates (0.0%):(b)
Industrials (0.0%):(b)
Air Arabia PJSC ........................................................ 486,102 491
United Kingdom (4.9%):
Communication Services (0.2%):
Auto Trader Group PLC (a) ................................................ 148,799 1,642
Consumer Discretionary (0.5%):
Birkenstock Holding PLC (c) ............................................... 12,407 622
Greggs PLC ........................................................... 15,580 324
Next PLC ............................................................ 24,600 3,992
Pepco Group NV ....................................................... 41,771 259
5,197
Consumer Staples (0.7%):
Coca-Cola Europacific Partners PLC ......................................... 7,626 739
Imperial Brands PLC .................................................... 105,868 4,126
Unilever PLC ......................................................... 42,562 2,469
7,334
Energy (0.8%):
BP PLC .............................................................. 332,138 1,780
Harbour Energy PLC .................................................... 214,758 565
Shell PLC ............................................................ 163,641 5,879
8,224
Financials (1.3%):
3i Group PLC ......................................................... 27,201 1,486
Barclays PLC ......................................................... 1,137,999 5,561
HSBC Holdings PLC .................................................... 317,758 3,871
Standard Chartered PLC .................................................. 110,825 1,986
12,904
Health Care (0.3%):
AstraZeneca PLC ....................................................... 13,917 2,030
Hikma Pharmaceuticals PLC ............................................... 26,157 676
2,706
Industrials (0.3%):
easyJet PLC ........................................................... 79,504 515
RELX PLC ........................................................... 11,893 618
Rolls-Royce Holdings PLC ................................................ 132,680 1,883
3,016
Information Technology (0.1%):
Softcat PLC ........................................................... 24,037 517
Materials (0.3%):
Rio Tinto PLC ......................................................... 46,954 2,796
Real Estate (0.1%):
LondonMetric Property PLC ............................................... 229,074 576
Utilities (0.3%):
Centrica PLC .......................................................... 652,137 1,417
Drax Group PLC ....................................................... 81,945 765

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
National Grid PLC ...................................................... 44,444 $ 625
2,807
47,719
United States (60.0%):
Communication Services (7.0%):
Alphabet, Inc. , Class C ................................................... 76,437 14,742
Alphabet, Inc. , Class A ................................................... 19,634 3,768
Comcast Corp. , Class A .................................................. 92,332 3,068
Electronic Arts, Inc. ..................................................... 15,585 2,376
Meta Platforms, Inc. , Class A .............................................. 34,392 26,600
Netflix, Inc. (c) ......................................................... 6,454 7,483
T-Mobile US, Inc. ...................................................... 11,530 2,749
Verizon Communications, Inc. .............................................. 185,144 7,917
68,703
Consumer Discretionary (5.0%):
Amazon.com, Inc. (c) .................................................... 39,900 9,341
Booking Holdings, Inc. ................................................... 949 5,223
Deckers Outdoor Corp. (c) ................................................. 17,364 1,843
DoorDash, Inc. , Class A (c) ................................................ 10,280 2,573
Expedia Group, Inc. ..................................................... 18,977 3,420
General Motors Co. ..................................................... 130,604 6,966
Lowe's Cos., Inc. ....................................................... 16,879 3,774
NVR, Inc. (c) .......................................................... 360 2,718
PulteGroup, Inc. ........................................................ 23,556 2,660
Ralph Lauren Corp. ..................................................... 10,496 3,136
Tapestry, Inc. .......................................................... 18,901 2,042
The Home Depot, Inc. ................................................... 8,133 2,989
Toll Brothers, Inc. ...................................................... 22,737 2,691
49,376
Consumer Staples (4.1%):
Altria Group, Inc. ....................................................... 18,685 1,157
Coca-Cola Consolidated, Inc. .............................................. 13,270 1,483
Colgate-Palmolive Co. ................................................... 18,759 1,573
Costco Wholesale Corp. .................................................. 6,165 5,793
Ingredion, Inc. ......................................................... 8,059 1,060
Kimberly-Clark Corp. .................................................... 41,168 5,130
Philip Morris International, Inc. ............................................. 37,579 6,165
Sysco Corp. ........................................................... 32,304 2,571
The Kroger Co. ........................................................ 47,863 3,355
The Procter & Gamble Co. ................................................ 17,861 2,688
U.S. Foods Holding Corp. (c) ............................................... 29,590 2,466
Walmart, Inc. .......................................................... 70,161 6,874
40,315
Energy (0.8%):
Coterra Energy, Inc. ..................................................... 63,433 1,547
Marathon Petroleum Corp. ................................................ 28,731 4,890
Ovintiv, Inc. .......................................................... 40,111 1,652
8,089
Financials (6.3%):
American Express Co. ................................................... 11,407 3,414
Ameriprise Financial, Inc. ................................................. 12,417 6,434
Brookfield Asset Management Ltd. , Class A .................................... 32,942 2,031
Cincinnati Financial Corp. ................................................ 9,196 1,356
Corebridge Financial, Inc. ................................................. 45,972 1,635
Fidelity National Financial, Inc. ............................................ 51,475 2,905
JPMorgan Chase & Co. .................................................. 30,788 9,121
PayPal Holdings, Inc. (c) .................................................. 50,461 3,470
Synchrony Financial ..................................................... 78,329 5,457
The Allstate Corp. ...................................................... 15,692 3,189
The Bank of New York Mellon Corp. ......................................... 16,361 1,660
The Goldman Sachs Group, Inc. ............................................ 10,080 7,294

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
The Hartford Insurance Group, Inc. .......................................... 22,597 $ 2,811
The PNC Financial Services Group, Inc. ...................................... 6,410 1,220
The Progressive Corp. ................................................... 16,832 4,074
Visa, Inc. , Class A ...................................................... 5,554 1,919
W.R. Berkley Corp. ..................................................... 50,386 3,467
61,457
Health Care (6.8%):
Abbott Laboratories ..................................................... 43,793 5,526
AbbVie, Inc. .......................................................... 40,424 7,641
Amrize Ltd. (c) ......................................................... 15,737 796
Bristol-Myers Squibb Co. ................................................. 39,155 1,696
Cardinal Health, Inc. .................................................... 37,418 5,808
Centene Corp. (c) ....................................................... 41,109 1,072
Exelixis, Inc. (c) ........................................................ 45,163 1,636
Gilead Sciences, Inc. .................................................... 52,697 5,917
Johnson & Johnson ..................................................... 35,237 5,805
McKesson Corp. ....................................................... 9,273 6,431
Merck & Co., Inc. ...................................................... 100,192 7,827
Molina Healthcare, Inc. (c) ................................................ 4,655 735
Pfizer, Inc. ............................................................ 204,469 4,762
Royalty Pharma PLC , Class A .............................................. 77,259 2,843
Tenet Healthcare Corp. (c) ................................................. 15,046 2,427
United Therapeutics Corp. (c) .............................................. 6,308 1,733
UnitedHealth Group, Inc. ................................................. 10,040 2,505
Universal Health Services, Inc. , Class B ....................................... 6,705 1,116
66,276
Industrials (6.2%):
Acuity, Inc. ........................................................... 9,207 2,867
Allison Transmission Holdings, Inc. ......................................... 26,602 2,396
Automatic Data Processing, Inc. ............................................ 23,287 7,207
Cintas Corp. .......................................................... 8,788 1,956
Comfort Systems USA, Inc. ............................................... 7,164 5,038
Cummins, Inc. ......................................................... 18,106 6,656
Delta Air Lines, Inc. ..................................................... 59,344 3,158
EMCOR Group, Inc. .................................................... 9,271 5,817
GE Vernova, Inc. ....................................................... 9,736 6,429
Leidos Holdings, Inc. .................................................... 22,864 3,650
Lockheed Martin Corp. ................................................... 6,023 2,536
Owens Corning ........................................................ 16,441 2,292
Uber Technologies, Inc. (c) ................................................ 42,411 3,722
United Airlines Holdings, Inc. (c) ............................................ 37,986 3,355
W.W. Grainger, Inc. ..................................................... 2,944 3,060
60,139
Information Technology (21.2%):
Adobe, Inc. (c) ......................................................... 9,639 3,448
Amphenol Corp. ....................................................... 26,164 2,787
Apple, Inc. ........................................................... 197,898 41,078
Arista Networks, Inc. (c) .................................................. 30,136 3,713
Cisco Systems, Inc. ..................................................... 131,460 8,950
Cognizant Technology Solutions Corp. , Class A ................................. 51,830 3,719
Docusign, Inc. (c) ....................................................... 34,666 2,622
Dropbox, Inc. , Class A (c) ................................................. 94,767 2,575
F5, Inc. (c) ............................................................ 11,746 3,681
Fair Isaac Corp. (c) ...................................................... 1,179 1,694
Fortinet, Inc. (c) ........................................................ 43,469 4,343
Gen Digital, Inc. ....................................................... 96,131 2,835
GoDaddy, Inc. , Class A (c) ................................................. 28,976 4,682
Hewlett Packard Enterprise Co. ............................................. 85,891 1,777
International Business Machines Corp. ........................................ 21,907 5,546
KLA Corp. ........................................................... 1,514 1,331
Microsoft Corp. ........................................................ 53,277 28,423
Motorola Solutions, Inc. .................................................. 6,973 3,061

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
Value
(000)
NetApp, Inc. .......................................................... 26,816 $ 2,792
NVIDIA Corp. ......................................................... 311,636 55,432
Palantir Technologies, Inc. , Class A (c) ........................................ 44,954 7,118
QUALCOMM, Inc. ..................................................... 36,478 5,353
Salesforce, Inc. ........................................................ 15,416 3,982
VeriSign, Inc. .......................................................... 12,949 3,482
Zoom Communications, Inc. (c) ............................................. 34,445 2,551
206,975
Materials (1.0%):
CF Industries Holdings, Inc. ............................................... 28,136 2,612
CRH PLC ............................................................ 33,203 3,169
Louisiana-Pacific Corp. .................................................. 10,817 978
Reliance, Inc. .......................................................... 4,032 1,170
Steel Dynamics, Inc. ..................................................... 17,668 2,253
10,182
Utilities (1.6%):
DTE Energy Co. ....................................................... 21,331 2,952
Edison International (d) ................................................... 25,036 1,305
Evergy, Inc. ........................................................... 30,348 2,149
NiSource, Inc. ......................................................... 58,981 2,504
NRG Energy, Inc. ....................................................... 17,308 2,894
OGE Energy Corp. ...................................................... 20,111 913
PG&E Corp. .......................................................... 195,009 2,734
15,451
586,963
Total Common Stocks (Cost $711,801) 969,730
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (f) ............................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 25,680 2,102
iShares MSCI Emerging Markets Small-Cap ETF ................................ 10,693 685
2,787
Total Exchange-Traded Funds (Cost $2,846) 2,787
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (g) ........ 197,177 197
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (g) ............ 197,177 198
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (g) ............... 197,177 197
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (g) . 197,177 197
Total Collateral for Securities Loaned (Cost $789) 789
Total Investments (Cost $715,436) — 99.5% 973,306
Other assets in excess of liabilities — 0.5% 4,846
NET ASSETS - 100.00% $ 978,152
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was $11,357
(thousands) and amounted to 1.2% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at July 31, 2025 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of July 31, 2025.
(g) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (15.8%):
Alphabet, Inc., Class C ................................................... 577,601 $ 111,396
Meta Platforms, Inc., Class A .............................................. 229,572 177,560
Netflix, Inc.(a) ......................................................... 82,175 95,274
Reddit, Inc., Class A(a) ................................................... 56,761 9,115
The Trade Desk, Inc., Class A(a) ............................................ 279,182 24,278
417,623
Communications Equipment (4.1%):
Arista Networks, Inc.(a) .................................................. 613,321 75,573
Motorola Solutions, Inc. .................................................. 72,848 31,979
107,552
Consumer Discretionary (12.6%):
Amazon.com, Inc.(a) .................................................... 624,369 146,171
Burlington Stores, Inc.(a) ................................................. 91,803 25,059
Chewy, Inc., Class A(a) .................................................. 51,309 1,883
Chipotle Mexican Grill, Inc.( a)(b) ........................................... 163,381 7,006
DoorDash, Inc., Class A(a) ................................................ 15,332 3,837
DraftKings, Inc.(a) ...................................................... 84,338 3,799
Duolingo, Inc.(a) ....................................................... 12,839 4,449
Expedia Group, Inc. ..................................................... 15,145 2,730
Las Vegas Sands Corp. ................................................... 82,736 4,335
On Holding AG, Class A(a) ................................................ 578,098 28,078
O'Reilly Automotive, Inc.(a) ............................................... 414,637 40,767
SharkNinja, Inc.(a) ...................................................... 38,780 4,502
Tesla, Inc.(a) .......................................................... 108,526 33,455
Ulta Beauty, Inc.(a) ..................................................... 32,964 16,977
Viking Holdings Ltd.(a) .................................................. 24,507 1,439
Wingstop, Inc. ......................................................... 18,914 7,137
331,624
Consumer Staples (1.2%):
BellRing Brands, Inc.(a) .................................................. 41,562 2,269
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 111,237 11,780
Keurig Dr. Pepper, Inc. ................................................... 396,813 12,956
Maplebear, Inc.(a) ...................................................... 85,559 4,104
31,109
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 32,059 4,766
Texas Pacific Land Corp. ................................................. 4,818 4,664
9,430
Financials (5.4%):
Huntington Bancshares, Inc. ............................................... 534,692 8,785
LPL Financial Holdings, Inc. ............................................... 30,585 12,104
The Progressive Corp. ................................................... 25,070 6,068
Toast, Inc., Class A(a) .................................................... 89,578 4,375
Tradeweb Markets, Inc., Class A ............................................ 110,676 15,334
Visa, Inc., Class A ...................................................... 275,023 95,012
141,678
Health Care (6.4%):
Dexcom, Inc.(a) ........................................................ 117,943 9,526
Doximity, Inc., Class A(a) ................................................. 107,095 6,292
Eli Lilly & Co. ......................................................... 51,829 38,357
Exelixis, Inc.(a) ........................................................ 174,049 6,304
Incyte Corp.(a) ......................................................... 88,417 6,621
Insmed, Inc.(a) ......................................................... 67,300 7,220
Intuitive Surgical, Inc.(a) ................................................. 77,794 37,426
McKesson Corp. ....................................................... 35,823 24,845
Medpace Holdings, Inc.(a) ................................................ 11,296 4,826
Natera, Inc.(a) ......................................................... 73,109 9,772
Neurocrine Biosciences, Inc.(a) ............................................. 41,248 5,289

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Veeva Systems, Inc., Class A(a) ............................................. 6,919 $ 1,966
Vertex Pharmaceuticals, Inc.(a) ............................................. 20,711 9,462
167,906
Industrials (9.2%):
Armstrong World Industries, Inc. ............................................ 12,814 2,411
Builders FirstSource, Inc.(a) ............................................... 43,987 5,592
BWX Technologies, Inc. .................................................. 59,962 9,110
Clean Harbors, Inc.(a) ................................................... 55,315 13,044
GE Vernova, Inc. ....................................................... 9,808 6,476
HEICO Corp., Class A ................................................... 52,446 13,536
Howmet Aerospace, Inc. .................................................. 58,322 10,485
Paycom Software, Inc. ................................................... 15,649 3,623
Paylocity Holding Corp.(a) ................................................ 18,950 3,503
Quanta Services, Inc. .................................................... 141,429 57,439
Rollins, Inc. ........................................................... 48,329 2,768
Trane Technologies PLC .................................................. 70,274 30,786
Uber Technologies, Inc.(a) ................................................ 643,884 56,501
Vertiv Holdings Co., Class A ............................................... 161,876 23,569
W.W. Grainger, Inc. ..................................................... 3,980 4,137
242,980
IT Services (0.7%):
Snowflake, Inc., Class A(a) ................................................ 84,732 18,937
Semiconductors & Semiconductor Equipment (20.4%):
Astera Labs, Inc.(a) ..................................................... 28,360 3,878
Broadcom, Inc. ........................................................ 456,807 134,164
Lam Research Corp. ..................................................... 140,990 13,371
Monolithic Power Systems, Inc. ............................................ 20,382 14,497
NVIDIA Corp. ......................................................... 2,035,324 362,023
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(b) ........................... 40,006 9,666
537,599
Software (19.4%):
Adobe, Inc.(a) ......................................................... 55,071 19,698
AppLovin Corp., Class A(a) ............................................... 55,028 21,499
Autodesk, Inc. ......................................................... 35,815 10,856
Cadence Design Systems, Inc.(a) ............................................ 97,763 35,641
Corpay, Inc.(a) ......................................................... 10,725 3,465
Crowdstrike Holdings, Inc., Class A(a) ....................................... 2,573 1,170
CyberArk Software Ltd.(a) ................................................ 28,359 11,669
Docusign, Inc.(a) ....................................................... 18,304 1,384
Elastic NV(a) .......................................................... 27,381 2,292
Fair Isaac Corp.(a) ...................................................... 5,804 8,339
Intuit, Inc. ............................................................ 20,935 16,437
Manhattan Associates, Inc.(a) .............................................. 8,832 1,940
Microsoft Corp. ........................................................ 379,412 202,416
Oracle Corp. .......................................................... 118,859 30,163
Palantir Technologies, Inc., Class A(a) ........................................ 121,545 19,247
Palo Alto Networks, Inc.(a) ................................................ 242,264 42,057
ServiceNow, Inc.(a) ..................................................... 70,324 66,324
Synopsys, Inc.(a) ....................................................... 25,120 15,913
510,510
Technology Hardware, Storage & Peripherals (4.1%):
Apple, Inc. ........................................................... 526,521 109,290
Total Common Stocks (Cost $983,905)
a
a
a
2,626,238
Total Investments (Cost $983,905) — 99.7% 2,626,238
Other assets in excess of liabilities —  0.3% 7,598
NET ASSETS - 100.00% $ 2,633,836
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (18.2%):
Alphabet, Inc. , Class A ................................................... 320,380 $ 61,481
Alphabet, Inc. , Class C ................................................... 338,107 65,207
Meta Platforms, Inc. , Class A .............................................. 236,865 183,201
Netflix, Inc. (a) ......................................................... 107,360 124,473
The Trade Desk, Inc. , Class A (a) ............................................ 94,202 8,192
The Walt Disney Co. .................................................... 284,783 33,921
476,475
Communications Equipment (0.6%):
Arista Networks, Inc. (a) .................................................. 137,019 16,883
Consumer Discretionary (13.3%):
Alibaba Group Holding Ltd. , ADR .......................................... 23,893 2,882
Amazon.com, Inc. (a) .................................................... 634,148 148,460
Burlington Stores, Inc. (a) ................................................. 93,951 25,645
Chipotle Mexican Grill, Inc. (a) (b) ........................................... 113,388 4,862
NIKE, Inc. , Class B ..................................................... 135,588 10,127
Starbucks Corp. ........................................................ 187,628 16,729
Tesla, Inc. (a) .......................................................... 350,243 107,970
Ulta Beauty, Inc. (a) ..................................................... 33,590 17,299
Yum China Holdings, Inc. ................................................. 70,126 3,274
Yum! Brands, Inc. ...................................................... 77,545 11,178
348,426
Consumer Staples (2.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 114,414 12,116
Keurig Dr. Pepper, Inc. ................................................... 404,404 13,204
Monster Beverage Corp. (a) ................................................ 506,462 29,755
55,075
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 33,241 4,942
Financials (7.4%):
Block, Inc. (a) .......................................................... 142,450 11,006
FactSet Research Systems, Inc. ............................................. 29,529 11,897
Huntington Bancshares, Inc. ............................................... 549,376 9,026
LPL Financial Holdings, Inc. ............................................... 31,424 12,435
PayPal Holdings, Inc. (a) .................................................. 129,194 8,883
SEI Investments Co. ..................................................... 168,185 14,821
The Progressive Corp. ................................................... 25,562 6,187
Tradeweb Markets, Inc. , Class A ............................................ 108,850 15,081
Visa, Inc. , Class A ...................................................... 306,350 105,835
195,171
Health Care (8.3%):
Dexcom, Inc. (a) ........................................................ 78,769 6,362
Eli Lilly & Co. ......................................................... 53,529 39,615
Illumina, Inc. (a) ........................................................ 83,261 8,552
Insmed, Inc. (a) ......................................................... 68,851 7,386
Intuitive Surgical, Inc. (a) ................................................. 60,154 28,940
Natera, Inc. (a) ......................................................... 75,269 10,060
Novartis AG , ADR ...................................................... 112,060 12,746
Novo Nordisk A/S , ADR (b) ............................................... 328,716 15,473
Regeneron Pharmaceuticals, Inc. ............................................ 38,798 21,163
Roche Holding AG , ADR ................................................. 254,904 9,918
Thermo Fisher Scientific, Inc. .............................................. 29,215 13,663
Vertex Pharmaceuticals, Inc. (a) ............................................. 98,689 45,088
218,966
Industrials (6.7%):
Builders FirstSource, Inc. (a) ............................................... 45,693 5,809
BWX Technologies, Inc. .................................................. 61,856 9,398
Clean Harbors, Inc. (a) ................................................... 57,083 13,461
Deere & Co. .......................................................... 26,979 14,147

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Expeditors International of Washington, Inc. .................................... 112,050 $ 13,025
GE Vernova, Inc. ....................................................... 10,121 6,683
HEICO Corp. , Class A ................................................... 54,417 14,044
Howmet Aerospace, Inc. .................................................. 60,028 10,791
Quanta Services, Inc. .................................................... 26,158 10,624
The Boeing Co. (a) ...................................................... 289,832 64,296
Uber Technologies, Inc. (a) ................................................ 154,034 13,516
175,794
IT Services (2.0%):
Shopify, Inc. , Class A (a) .................................................. 272,842 33,344
Snowflake, Inc. , Class A (a) ................................................ 86,361 19,302
52,646
Semiconductors & Semiconductor Equipment (16.7%):
Broadcom, Inc. ........................................................ 151,986 44,638
Lam Research Corp. ..................................................... 149,811 14,208
Monolithic Power Systems, Inc. ............................................ 21,542 15,322
NVIDIA Corp. ......................................................... 1,911,650 340,025
QUALCOMM, Inc. ..................................................... 91,277 13,396
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 40,826 9,864
437,453
Software (19.7%):
AppLovin Corp. , Class A (a) ............................................... 29,104 11,371
Autodesk, Inc. (a) ....................................................... 149,599 45,345
Fair Isaac Corp. (a) ...................................................... 3,659 5,257
Intuit, Inc. ............................................................ 21,479 16,864
Microsoft Corp. ........................................................ 445,665 237,762
Oracle Corp. .......................................................... 455,960 115,709
Palo Alto Networks, Inc. (a) ................................................ 66,730 11,584
Salesforce, Inc. ........................................................ 113,457 29,309
ServiceNow, Inc. (a) ..................................................... 20,029 18,890
Synopsys, Inc. (a) ....................................................... 25,624 16,232
Workday, Inc. , Class A (a) ................................................. 39,373 9,032
517,355
Technology Hardware, Storage & Peripherals (4.5%):
Apple, Inc. ........................................................... 562,595 116,778
Total Common Stocks (Cost $848,857)
a
a
a
2,615,964
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 929,575 929
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 929,575 929
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 929,575 930
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 929,575 930
Total Collateral for Securities Loaned (Cost $3,718)
a
a
a
3,718
Total Investments (Cost $852,575) — 99.8% 2,619,682
Other assets in excess of liabilities —  0.2% 5,964
NET ASSETS - 100.00% $ 2,625,646
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (9.2%):
Alphabet, Inc., Class A ................................................... 35,921 $ 6,893
Alphabet, Inc., Class C ................................................... 240,264 46,337
AT&T, Inc. ........................................................... 109,981 3,015
Charter Communications, Inc., Class A(a) ..................................... 1,450 391
Comcast Corp., Class A .................................................. 338,747 11,257
Electronic Arts, Inc. ..................................................... 23,464 3,578
Fox Corp., Class A ...................................................... 3,244 181
Fox Corp., Class B ...................................................... 2,015 103
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 346 31
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 3,342 335
Live Nation Entertainment, Inc.(a) ........................................... 2,372 350
Meta Platforms, Inc., Class A .............................................. 77,243 59,743
Netflix, Inc.(a) ......................................................... 18,554 21,511
News Corp., Class A ..................................................... 5,548 163
News Corp., Class B .................................................... 1,496 50
Omnicom Group, Inc. .................................................... 2,950 213
Pinterest, Inc., Class A(a) ................................................. 8,884 343
ROBLOX Corp., Class A(a) ............................................... 8,859 1,221
Spotify Technology SA(a) ................................................. 2,334 1,462
Take-Two Interactive Software, Inc.(a) ........................................ 2,499 557
The New York Times Co., Class A ........................................... 31,700 1,645
The Trade Desk, Inc., Class A(a) ............................................ 44,231 3,846
The Walt Disney Co. .................................................... 27,487 3,274
T-Mobile US, Inc. ...................................................... 7,048 1,680
Verizon Communications, Inc. .............................................. 491,387 21,012
Warner Bros Discovery, Inc.(a) ............................................. 34,126 449
189,640
Communications Equipment (1.4%):
Arista Networks, Inc.(a) .................................................. 61,456 7,573
Cisco Systems, Inc. ..................................................... 300,752 20,475
F5, Inc.(a) ............................................................ 373 117
Motorola Solutions, Inc. .................................................. 1,130 496
28,661
Consumer Discretionary (9.3%):
Airbnb, Inc., Class A(a) .................................................. 4,142 549
Amazon.com, Inc.(a) .................................................... 208,458 48,802
AutoZone, Inc.(a) ....................................................... 166 626
Best Buy Co., Inc. ...................................................... 1,946 127
Booking Holdings, Inc. ................................................... 324 1,783
Burlington Stores, Inc.(a) ................................................. 38,155 10,415
Carnival Corp.(a) ....................................................... 10,572 315
Carvana Co.(a) ......................................................... 1,209 472
Chipotle Mexican Grill, Inc.(a) ............................................. 58,776 2,520
D.R. Horton, Inc. ....................................................... 19,930 2,847
Darden Restaurants, Inc. .................................................. 20,268 4,088
Deckers Outdoor Corp.(a) ................................................. 1,470 156
Domino's Pizza, Inc. ..................................................... 6,840 3,168
DoorDash, Inc., Class A(a) ................................................ 3,394 849
DraftKings, Inc.(a) ...................................................... 4,782 215
Duolingo, Inc.(a) ....................................................... 360 125
eBay, Inc. ............................................................ 4,599 422
Expedia Group, Inc. ..................................................... 1,206 217
Ford Motor Co. ........................................................ 38,965 431
Garmin Ltd. ........................................................... 16,572 3,625
General Motors Co. ..................................................... 9,600 512
Genuine Parts Co. ...................................................... 1,383 178
Hilton Worldwide Holdings, Inc. ............................................ 2,355 631
Las Vegas Sands Corp. ................................................... 3,671 192
Lennar Corp., Class A .................................................... 39,256 4,404
Lennar Corp., Class B ................................................... 100 11

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 60,721 $ 13,575
Lululemon Athletica, Inc.(a) ............................................... 1,045 210
Marriott International, Inc., Class A .......................................... 2,264 597
McDonald's Corp. ...................................................... 32,154 9,649
NIKE, Inc., Class B ..................................................... 51,193 3,824
NVR, Inc.(a) .......................................................... 27 204
O'Reilly Automotive, Inc.(a) ............................................... 8,485 834
PulteGroup, Inc. ........................................................ 24,654 2,784
Ralph Lauren Corp. ..................................................... 11,400 3,406
Rivian Automotive, Inc., Class A(a)(b) ........................................ 7,379 95
Ross Stores, Inc. ....................................................... 3,201 437
Royal Caribbean Cruises Ltd. .............................................. 2,457 781
Starbucks Corp. ........................................................ 11,349 1,012
Tesla, Inc.(a) .......................................................... 72,259 22,275
The Home Depot, Inc. ................................................... 43,919 16,141
The TJX Cos., Inc. ...................................................... 83,813 10,437
Tractor Supply Co. ...................................................... 5,289 301
Ulta Beauty, Inc.(a) ..................................................... 13,889 7,153
Williams-Sonoma, Inc. ................................................... 26,983 5,047
Yum! Brands, Inc. ...................................................... 35,477 5,114
191,556
Consumer Staples (8.2%):
Altria Group, Inc. ....................................................... 408,764 25,319
Archer-Daniels-Midland Co. ............................................... 8,853 480
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 45,726 4,842
Brown-Forman Corp., Class A .............................................. 816 23
Brown-Forman Corp., Class B ............................................. 5,377 155
Church & Dwight Co., Inc. ................................................ 4,560 428
Colgate-Palmolive Co. ................................................... 108,601 9,106
Constellation Brands, Inc., Class A .......................................... 2,870 479
Costco Wholesale Corp. .................................................. 8,216 7,720
Dollar General Corp. .................................................... 4,070 427
Dollar Tree, Inc.(a) ...................................................... 3,871 440
General Mills, Inc. ...................................................... 10,126 496
Hormel Foods Corp. ..................................................... 5,381 151
Ingredion, Inc. ......................................................... 9,000 1,184
Kellanova ............................................................ 5,509 440
Kenvue, Inc.(b) ........................................................ 35,582 763
Keurig Dr. Pepper, Inc. ................................................... 185,709 6,063
Kimberly-Clark Corp. .................................................... 109,600 13,658
McCormick & Co., Inc. .................................................. 4,911 347
Mondelez International, Inc., Class A ......................................... 23,981 1,551
Monster Beverage Corp.(a) ................................................ 12,861 756
PepsiCo, Inc. .......................................................... 73,248 10,102
Philip Morris International, Inc. ............................................. 133,563 21,911
Sprouts Farmers Market, Inc.(a) ............................................ 1,745 264
Sysco Corp. ........................................................... 145,792 11,605
Target Corp. .......................................................... 34,913 3,509
The Clorox Co. ........................................................ 8,283 1,040
The Coca-Cola Co. ...................................................... 79,236 5,379
The Estee Lauder Cos., Inc. ............................................... 4,325 404
The Hershey Co. ....................................................... 2,734 509
The Kraft Heinz Co. ..................................................... 21,884 601
The Kroger Co. ........................................................ 122,199 8,566
The Procter & Gamble Co. ................................................ 140,512 21,143
Tyson Foods, Inc., Class A ................................................ 5,172 271
U.S. Foods Holding Corp.(a) ............................................... 4,117 343
Walmart, Inc. .......................................................... 80,732 7,910
168,385
Electronic Equipment, Instruments & Components (0.1%):
Amphenol Corp. ....................................................... 8,182 871
CDW Corp. ........................................................... 892 156

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Corning, Inc. .......................................................... 5,326 $ 337
Jabil, Inc. ............................................................ 708 158
Keysight Technologies, Inc.(a) ............................................. 1,161 190
TE Connectivity PLC .................................................... 2,014 414
Teledyne Technologies, Inc.(a) ............................................. 315 174
Trimble, Inc.(a) ........................................................ 1,616 136
Zebra Technologies Corp.(a) ............................................... 343 116
2,552
Energy (3.2%):
Chevron Corp. ......................................................... 30,845 4,677
Coterra Energy, Inc. ..................................................... 237,647 5,796
Devon Energy Corp. ..................................................... 155,671 5,171
Diamondback Energy, Inc. ................................................ 13,174 1,958
EOG Resources, Inc. .................................................... 154,772 18,576
Marathon Petroleum Corp. ................................................ 58,667 9,985
Ovintiv, Inc. .......................................................... 62,178 2,561
Schlumberger NV ...................................................... 139,400 4,712
Valero Energy Corp. ..................................................... 90,439 12,418
65,854
Financials (14.6%):
Affirm Holdings, Inc.(a) .................................................. 2,827 194
Aflac, Inc. ............................................................ 5,113 508
American Express Co. ................................................... 39,733 11,892
American Financial Group, Inc. ............................................. 19,731 2,464
American International Group, Inc. .......................................... 6,054 470
Ameriprise Financial, Inc. ................................................. 17,373 9,002
Aon PLC, Class A ...................................................... 2,203 784
Apollo Global Management, Inc. ............................................ 4,251 618
Arch Capital Group Ltd. .................................................. 3,815 328
Ares Management Corp., Class A ........................................... 2,128 395
Arthur J. Gallagher & Co. ................................................. 2,669 767
Axis Capital Holdings Ltd. ................................................ 13,000 1,220
Bank of America Corp. ................................................... 79,189 3,743
Bank OZK ............................................................ 66,992 3,303
Berkshire Hathaway, Inc.(a) ............................................... 3 2,160
Berkshire Hathaway, Inc., Class B(a) ......................................... 14,098 6,653
Blackrock, Inc. ........................................................ 1,515 1,676
Blackstone, Inc. ........................................................ 7,611 1,316
Block, Inc.(a) .......................................................... 5,652 437
Brown & Brown, Inc. .................................................... 2,502 229
Capital One Financial Corp. ............................................... 40,752 8,762
Cboe Global Markets, Inc. ................................................ 1,100 265
Chubb Ltd. ........................................................... 4,203 1,118
Cincinnati Financial Corp. ................................................ 20,770 3,064
Citigroup, Inc. ......................................................... 19,623 1,839
Citizens Financial Group, Inc. .............................................. 4,528 216
CME Group, Inc. ....................................................... 3,786 1,054
Coinbase Global, Inc., Class A(a) ........................................... 2,129 804
Corebridge Financial, Inc. ................................................. 3,935 140
East West Bancorp, Inc. .................................................. 50,932 5,106
Equitable Holdings, Inc. .................................................. 53,800 2,763
Erie Indemnity Co., Class A ............................................... 265 94
Evercore, Inc. ......................................................... 17,817 5,365
Everest Group Ltd. ...................................................... 16,047 5,389
FactSet Research Systems, Inc. ............................................. 399 161
Fidelity National Financial, Inc. ............................................ 83,673 4,722
Fidelity National Information Services, Inc. .................................... 5,531 439
Fifth Third Bancorp ..................................................... 6,994 291
First Citizens Bancshares, Inc., Class A ....................................... 97 193
First Horizon Corp. ..................................................... 221,282 4,826
Fiserv, Inc.(a) .......................................................... 5,796 805
Global Payments, Inc. .................................................... 2,546 204

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Huntington Bancshares, Inc. ............................................... 234,798 $ 3,858
Interactive Brokers Group, Inc. ............................................. 62,586 4,103
Intercontinental Exchange, Inc. ............................................. 6,001 1,109
Janus Henderson Group PLC .............................................. 63,449 2,747
JPMorgan Chase & Co. .................................................. 101,649 30,112
KeyCorp ............................................................. 11,507 206
KKR & Co., Inc. ....................................................... 7,152 1,048
Loews Corp. .......................................................... 1,825 165
LPL Financial Holdings, Inc. ............................................... 13,395 5,301
M&T Bank Corp. ....................................................... 1,685 318
Markel Group, Inc.(a) .................................................... 131 263
Marsh & McLennan Cos., Inc. ............................................. 5,188 1,033
Mastercard, Inc., Class A ................................................. 8,635 4,891
MetLife, Inc. .......................................................... 5,920 450
Moody's Corp. ......................................................... 1,893 976
Morgan Stanley ........................................................ 12,922 1,841
MSCI, Inc. ........................................................... 787 442
Nasdaq, Inc. .......................................................... 4,511 434
Northern Trust Corp. .................................................... 25,011 3,251
PayPal Holdings, Inc.(a) .................................................. 10,209 702
Principal Financial Group, Inc. ............................................. 30,746 2,393
Prudential Financial, Inc. ................................................. 3,722 386
Raymond James Financial, Inc. ............................................. 1,914 320
Regions Financial Corp. .................................................. 9,445 239
Rithm Capital Corp. ..................................................... 147,600 1,776
Robinhood Markets, Inc., Class A(a) ......................................... 7,754 799
S&P Global, Inc. ....................................................... 3,227 1,778
SoFi Technologies, Inc.(a) ................................................. 11,406 258
State Street Corp. ....................................................... 46,986 5,251
Synchrony Financial ..................................................... 138,374 9,641
T. Rowe Price Group, Inc. ................................................. 2,279 231
The Allstate Corp. ...................................................... 59,200 12,032
The Bank of New York Mellon Corp. ......................................... 141,988 14,405
The Carlyle Group, Inc. .................................................. 2,688 163
The Charles Schwab Corp. ................................................ 18,038 1,763
The Goldman Sachs Group, Inc. ............................................ 31,597 22,863
The Hartford Insurance Group, Inc. .......................................... 2,984 371
The PNC Financial Services Group, Inc. ...................................... 56,638 10,776
The Progressive Corp. ................................................... 16,394 3,968
Toast, Inc., Class A(a) .................................................... 4,733 231
Tradeweb Markets, Inc., Class A ............................................ 44,641 6,185
Travelers Companies, Inc. ................................................. 2,377 619
Truist Financial Corp. .................................................... 13,770 602
U.S. Bancorp .......................................................... 16,378 736
Unum Group .......................................................... 28,866 2,073
Visa, Inc., Class A ...................................................... 70,713 24,429
W.R. Berkley Corp. ..................................................... 84,991 5,848
Wells Fargo & Co. ...................................................... 100,336 8,090
Willis Towers Watson PLC ................................................ 1,040 328
Zions Bancorp NA ...................................................... 50,163 2,690
300,273
Health Care (12.8%):
Abbott Laboratories ..................................................... 63,890 8,062
AbbVie, Inc. .......................................................... 99,579 18,822
Agilent Technologies, Inc. ................................................. 4,615 530
Align Technology, Inc.(a) ................................................. 1,107 143
Alnylam Pharmaceuticals, Inc.(a) ........................................... 2,033 797
Amgen, Inc. ........................................................... 8,751 2,582
Baxter International, Inc. ................................................. 8,297 181
Becton Dickinson & Co. .................................................. 4,666 832
Biogen, Inc.(a) ......................................................... 2,386 305
Boston Scientific Corp.(a) ................................................. 24,035 2,522
Bristol-Myers Squibb Co. ................................................. 437,267 18,938

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Cardinal Health, Inc. .................................................... 42,768 $ 6,638
Cencora, Inc. .......................................................... 2,980 852
Centene Corp.(a) ....................................................... 8,022 209
CVS Health Corp. ...................................................... 98,768 6,133
Danaher Corp. ......................................................... 10,638 2,097
Dexcom, Inc.(a) ........................................................ 37,591 3,036
Edwards Lifesciences Corp.(a) ............................................. 9,374 743
Elevance Health, Inc. .................................................... 14,150 4,006
Eli Lilly & Co. ......................................................... 35,177 26,033
GE HealthCare Technologies, Inc. ........................................... 7,445 531
Gilead Sciences, Inc. .................................................... 214,008 24,031
HCA Healthcare, Inc. .................................................... 2,781 984
Hologic, Inc.(a) ........................................................ 3,602 241
Humana, Inc. .......................................................... 1,964 491
IDEXX Laboratories, Inc.(a) ............................................... 1,298 694
Illumina, Inc.(a) ........................................................ 2,507 257
Incyte Corp.(a) ......................................................... 3,111 233
Insmed, Inc.(a) ......................................................... 27,503 2,951
Insulet Corp.(a) ........................................................ 1,142 329
Intuitive Surgical, Inc.(a) ................................................. 15,992 7,694
IQVIA Holdings, Inc.(a) .................................................. 2,797 520
Johnson & Johnson ..................................................... 207,240 34,141
Labcorp Holdings, Inc. ................................................... 1,360 354
McKesson Corp. ....................................................... 6,737 4,672
Medtronic PLC ........................................................ 107,680 9,717
Merck & Co., Inc. ...................................................... 185,649 14,503
Mettler-Toledo International, Inc.(a) ......................................... 337 416
Molina Healthcare, Inc.(a) ................................................ 872 138
Natera, Inc.(a) ......................................................... 32,188 4,302
Pfizer, Inc. ............................................................ 453,095 10,553
Quest Diagnostics, Inc. ................................................... 22,894 3,833
Regeneron Pharmaceuticals, Inc. ............................................ 1,697 926
ResMed, Inc. .......................................................... 2,374 646
Royalty Pharma PLC, Class A .............................................. 154,547 5,687
STERIS PLC .......................................................... 1,598 362
Stryker Corp. .......................................................... 5,831 2,290
The Cigna Group ....................................................... 25,903 6,926
The Cooper Cos., Inc.(a) .................................................. 3,233 229
Thermo Fisher Scientific, Inc. .............................................. 6,146 2,874
UnitedHealth Group, Inc. ................................................. 37,962 9,474
Veeva Systems, Inc., Class A(a) ............................................. 2,435 692
Vertex Pharmaceuticals, Inc.(a) ............................................. 12,653 5,781
Waters Corp.(a) ........................................................ 968 280
West Pharmaceutical Services, Inc. .......................................... 1,164 278
Zimmer Biomet Holdings, Inc. ............................................. 3,222 295
Zoetis, Inc. ........................................................... 7,255 1,058
262,844
Industrials (8.3%):
3M Co. .............................................................. 38,426 5,734
Automatic Data Processing, Inc. ............................................ 60,721 18,793
Broadridge Financial Solutions, Inc. ......................................... 17,100 4,232
Builders FirstSource, Inc.(a) ............................................... 18,165 2,309
BWX Technologies, Inc. .................................................. 24,711 3,754
C.H. Robinson Worldwide, Inc. ............................................. 21,300 2,456
Carlisle Cos., Inc. ....................................................... 15,908 5,643
Caterpillar, Inc. ........................................................ 43,172 18,910
Clean Harbors, Inc.(a) ................................................... 22,794 5,375
Comfort Systems USA, Inc. ............................................... 4,700 3,306
Cummins, Inc. ......................................................... 28,042 10,309
Expeditors International of Washington, Inc. .................................... 47,225 5,489
FedEx Corp. .......................................................... 24,653 5,510
GE Vernova, Inc. ....................................................... 4,042 2,669
HEICO Corp., Class A ................................................... 21,650 5,588

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Howmet Aerospace, Inc. .................................................. 23,992 $ 4,313
Leidos Holdings, Inc. .................................................... 15,600 2,491
Lockheed Martin Corp. ................................................... 24,909 10,486
Masco Corp. .......................................................... 80,020 5,452
Otis Worldwide Corp. .................................................... 141,337 12,111
Owens Corning ........................................................ 26,033 3,630
PACCAR, Inc. ......................................................... 23,700 2,341
Quanta Services, Inc. .................................................... 10,406 4,226
SS&C Technologies Holdings, Inc. .......................................... 58,710 5,019
Trane Technologies PLC .................................................. 16,258 7,122
Uber Technologies, Inc.(a) ................................................ 61,624 5,407
United Parcel Service, Inc., Class B .......................................... 43,733 3,768
W.W. Grainger, Inc. ..................................................... 2,800 2,911
169,354
Internet Software & Services (0.0%):(c)
VeriSign, Inc. .......................................................... 632 170
IT Services (1.8%):
Accenture PLC, Class A .................................................. 62,191 16,611
Cloudflare, Inc., Class A(a) ................................................ 2,070 430
Cognizant Technology Solutions Corp., Class A ................................. 127,589 9,156
CoreWeave, Inc., Class A(a)(b) ............................................. 1,742 199
Gartner, Inc.(a) ........................................................ 509 172
GoDaddy, Inc., Class A(a) ................................................. 962 156
International Business Machines Corp. ........................................ 6,317 1,599
MongoDB, Inc.(a) ...................................................... 534 127
Okta, Inc.(a) .......................................................... 1,087 106
Snowflake, Inc., Class A(a) ................................................ 36,725 8,208
Twilio, Inc., Class A(a) ................................................... 948 122
36,886
Materials (2.2%):
Amcor PLC ........................................................... 474,200 4,434
CF Industries Holdings, Inc. ............................................... 113,887 10,572
CRH PLC ............................................................ 33,082 3,158
LyondellBasell Industries NV, Class A ........................................ 90,074 5,218
Olin Corp. ............................................................ 38,442 728
Packaging Corp. of America ............................................... 31,727 6,147
Reliance, Inc. .......................................................... 24,847 7,209
Steel Dynamics, Inc. ..................................................... 31,308 3,994
The Mosaic Co. ........................................................ 109,700 3,950
45,410
Real Estate (2.1%):
American Healthcare REIT, Inc. ............................................ 42,400 1,638
Brixmor Property Group, Inc. .............................................. 70,700 1,848
Camden Property Trust ................................................... 17,400 1,900
CareTrust REIT, Inc. .................................................... 52,600 1,673
Cousins Properties, Inc. .................................................. 55,400 1,501
Crown Castle, Inc. ...................................................... 2,920 307
Digital Realty Trust, Inc. .................................................. 4,700 829
Equinix, Inc. .......................................................... 5,347 4,198
Equity Residential ...................................................... 36,200 2,288
First Industrial Realty Trust, Inc. ............................................ 35,600 1,735
Invitation Homes, Inc. ................................................... 72,000 2,207
Kimco Realty Corp. ..................................................... 108,118 2,295
Omega Healthcare Investors, Inc. ........................................... 55,600 2,163
Prologis, Inc. .......................................................... 23,761 2,537
Public Storage ......................................................... 10,900 2,964
Realty Income Corp. .................................................... 10,000 561
Simon Property Group, Inc. ............................................... 19,936 3,265
Ventas, Inc. ........................................................... 41,300 2,775
Welltower, Inc. ......................................................... 35,500 5,860
42,544

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Semiconductors & Semiconductor Equipment (8.8%):
Advanced Micro Devices, Inc.(a) ............................................ 10,965 $ 1,933
Analog Devices, Inc. .................................................... 3,366 756
Applied Materials, Inc. ................................................... 32,759 5,899
Broadcom, Inc. ........................................................ 90,943 26,710
First Solar, Inc.(a) ...................................................... 689 120
Intel Corp. ............................................................ 29,601 586
KLA Corp. ........................................................... 5,580 4,905
Lam Research Corp. ..................................................... 126,114 11,961
Marvell Technology, Inc. ................................................. 5,796 466
Microchip Technology, Inc. ................................................ 3,592 243
Micron Technology, Inc. .................................................. 7,554 824
Monolithic Power Systems, Inc. ............................................ 8,752 6,225
NVIDIA Corp. ......................................................... 584,799 104,018
ON Semiconductor Corp.(a) ............................................... 2,821 159
QUALCOMM, Inc. ..................................................... 56,808 8,337
Skyworks Solutions, Inc. ................................................. 38,927 2,668
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 16,268 3,931
Teradyne, Inc. ......................................................... 1,088 117
Texas Instruments, Inc. ................................................... 6,171 1,117
180,975
Software (9.9%):
Adobe, Inc.(a) ......................................................... 5,590 2,000
AppLovin Corp., Class A(a) ............................................... 14,403 5,627
Atlassian Corp.(a) ...................................................... 2,073 398
Autodesk, Inc.(a) ....................................................... 17,436 5,285
Bentley Systems, Inc., Class B ............................................. 1,664 97
Cadence Design Systems, Inc.(a) ............................................ 3,573 1,303
Corpay, Inc.(a) ......................................................... 715 231
Crowdstrike Holdings, Inc., Class A(a) ....................................... 3,142 1,428
Datadog, Inc., Class A(a) ................................................. 4,038 565
Docusign, Inc.(a) ....................................................... 2,531 191
Dynatrace, Inc.(a) ...................................................... 3,885 204
Fair Isaac Corp.(a) ...................................................... 1,776 2,552
Fortinet, Inc.(a) ........................................................ 8,371 836
Gen Digital, Inc. ....................................................... 7,384 218
Guidewire Software, Inc.(a) ............................................... 1,057 239
HubSpot, Inc.(a) ....................................................... 667 347
Intuit, Inc. ............................................................ 12,122 9,517
Microsoft Corp. ........................................................ 222,889 118,911
MicroStrategy, Inc.(a) .................................................... 3,324 1,336
Nutanix, Inc., Class A(a) .................................................. 3,239 243
Oracle Corp. .......................................................... 70,859 17,982
Palantir Technologies, Inc., Class A(a) ........................................ 28,132 4,455
Palo Alto Networks, Inc.(a) ................................................ 35,201 6,111
PTC, Inc.(a) ........................................................... 1,561 335
Roper Technologies, Inc. .................................................. 1,409 776
Salesforce, Inc. ........................................................ 12,257 3,166
ServiceNow, Inc.(a) ..................................................... 10,717 10,107
Synopsys, Inc.(a) ....................................................... 12,630 8,001
Tyler Technologies, Inc.(a) ................................................ 563 329
Workday, Inc., Class A(a) ................................................. 2,815 646
Zoom Communications, Inc.(a) ............................................. 3,399 252
Zscaler, Inc.(a) ......................................................... 1,272 363
204,051
Technology Hardware, Storage & Peripherals (4.1%):
Apple, Inc. ........................................................... 319,331 66,284
Dell Technologies, Inc., Class C ............................................ 2,049 272
Hewlett Packard Enterprise Co. ............................................. 207,828 4,300
HP, Inc. .............................................................. 182,920 4,536
NetApp, Inc. .......................................................... 75,669 7,879
Pure Storage, Inc., Class A(a) .............................................. 2,099 125

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,436 $ 226
Super Micro Computer, Inc.(a) ............................................. 3,467 204
Western Digital Corp. .................................................... 2,350 185
84,011
Utilities (3.7%):
Alliant Energy Corp. .................................................... 5,434 353
Ameren Corp. ......................................................... 37,625 3,805
American Electric Power Co., Inc. ........................................... 66,791 7,557
American Water Works Co., Inc. ............................................ 4,124 578
Atmos Energy Corp. ..................................................... 3,352 523
CenterPoint Energy, Inc. .................................................. 13,776 535
CMS Energy Corp. ...................................................... 6,299 465
Consolidated Edison, Inc. ................................................. 7,624 789
Constellation Energy Corp. ................................................ 6,635 2,308
Dominion Energy, Inc. ................................................... 18,058 1,055
DTE Energy Co. ....................................................... 4,384 607
Duke Energy Corp. ...................................................... 16,458 2,002
Edison International ..................................................... 206,358 10,755
Entergy Corp. ......................................................... 9,110 824
Evergy, Inc. ........................................................... 115,735 8,194
Eversource Energy ...................................................... 7,770 513
Exelon Corp. .......................................................... 21,394 961
FirstEnergy Corp. ....................................................... 12,202 521
NextEra Energy, Inc. .................................................... 43,613 3,099
NiSource, Inc. ......................................................... 89,252 3,789
NRG Energy, Inc. ....................................................... 51,555 8,620
OGE Energy Corp. ...................................................... 81,903 3,720
PG&E Corp. .......................................................... 46,343 650
PPL Corp. ............................................................ 15,657 559
Public Service Enterprise Group, Inc. ......................................... 10,566 949
Sempra .............................................................. 13,818 1,129
The Southern Co. ....................................................... 23,276 2,199
Vistra Corp. ........................................................... 7,130 1,487
WEC Energy Group, Inc. ................................................. 49,056 5,351
Xcel Energy, Inc. ....................................................... 12,204 896
74,793
Total Common Stocks (Cost $1,423,174)
a
a
a
2,047,959
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20%(d) ........ 70,823 70
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.24%(d) ............ 70,823 71
Invesco Government & Agency Portfolio, Institutional Shares, 4.26%(d) ............... 70,823 71
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.22%(d) . 70,823 71
Total Collateral for Securities Loaned (Cost $283)
a
a
a
283
Total Investments (Cost $1,423,457) — 99.7% 2,048,242
Other assets in excess of liabilities —  0.3% 5,365
NET ASSETS - 100.00% $ 2,053,607
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.3%):
Comcast Corp. , Class A .................................................. 724,856 $ 24,087
Electronic Arts, Inc. ..................................................... 50,500 7,701
The New York Times Co. , Class A ........................................... 80,400 4,172
Verizon Communications, Inc. .............................................. 1,094,096 46,783
82,743
Consumer Discretionary (7.7%):
D.R. Horton, Inc. ....................................................... 43,264 6,180
Darden Restaurants, Inc. .................................................. 49,100 9,902
Domino's Pizza, Inc. ..................................................... 16,600 7,689
Garmin Ltd. ........................................................... 38,358 8,391
Lennar Corp. , Class A .................................................... 94,827 10,638
Lowe's Cos., Inc. ....................................................... 141,703 31,681
McDonald's Corp. ...................................................... 63,600 19,084
NIKE, Inc. , Class B ..................................................... 52,765 3,941
PulteGroup, Inc. ........................................................ 58,971 6,659
Ralph Lauren Corp. ..................................................... 29,200 8,724
Texas Roadhouse, Inc. ................................................... 61 11
The Home Depot, Inc. ................................................... 87,231 32,058
The TJX Cos., Inc. ...................................................... 184,783 23,011
Williams-Sonoma, Inc. ................................................... 65,800 12,308
Wyndham Hotels & Resorts, Inc. ............................................ 600 52
Yum! Brands, Inc. ...................................................... 83,900 12,094
192,423
Consumer Staples (10.9%):
Altria Group, Inc. ....................................................... 969,978 60,080
Colgate-Palmolive Co. ................................................... 240,240 20,144
Ingredion, Inc. ......................................................... 23,200 3,052
Kimberly-Clark Corp. .................................................... 265,548 33,093
PepsiCo, Inc. .......................................................... 122,382 16,879
Philip Morris International, Inc. ............................................. 268,732 44,085
Sysco Corp. ........................................................... 348,631 27,751
Target Corp. .......................................................... 70,486 7,084
The Clorox Co. ........................................................ 13,137 1,649
The Kroger Co. ........................................................ 282,019 19,770
The Procter & Gamble Co. ................................................ 249,358 37,521
271,108
Energy (6.6%):
Chevron Corp. ......................................................... 79,202 12,010
Coterra Energy, Inc. ..................................................... 612,213 14,932
Devon Energy Corp. ..................................................... 399,703 13,278
EOG Resources, Inc. .................................................... 397,518 47,710
Marathon Petroleum Corp. ................................................ 149,382 25,423
Ovintiv, Inc. .......................................................... 161,867 6,666
Schlumberger NV ...................................................... 360,700 12,192
Valero Energy Corp. ..................................................... 232,516 31,927
164,138
Financials (18.9%):
American Express Co. ................................................... 83,229 24,911
American Financial Group, Inc. ............................................. 51,317 6,409
Ameriprise Financial, Inc. ................................................. 41,940 21,733
Axis Capital Holdings Ltd. ................................................ 33,022 3,099
Bank OZK ............................................................ 170,321 8,397
Capital One Financial Corp. ............................................... 87,600 18,834
Cincinnati Financial Corp. ................................................ 49,665 7,326
East West Bancorp, Inc. .................................................. 129,806 13,013
Equitable Holdings, Inc. .................................................. 136,991 7,034
Evercore, Inc. ......................................................... 45,642 13,745
Everest Group Ltd. ...................................................... 40,577 13,626
Fidelity National Financial, Inc. ............................................ 214,660 12,113

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
First Horizon Corp. ..................................................... 567,625 $ 12,380
Interactive Brokers Group, Inc. ............................................. 149,128 9,777
Janus Henderson Group PLC .............................................. 161,661 7,000
JPMorgan Chase & Co. .................................................. 186,262 55,178
Morgan Stanley ........................................................ 381 54
Northern Trust Corp. .................................................... 60,538 7,870
Principal Financial Group, Inc. ............................................. 72,424 5,637
Rithm Capital Corp. ..................................................... 333,500 4,012
State Street Corp. ....................................................... 112,035 12,520
Synchrony Financial ..................................................... 342,135 23,837
The Allstate Corp. ...................................................... 148,887 30,261
The Bank of New York Mellon Corp. ......................................... 345,227 35,023
The Goldman Sachs Group, Inc. ............................................ 72,806 52,682
The PNC Financial Services Group, Inc. ...................................... 133,675 25,434
Unum Group .......................................................... 71,564 5,139
W.R. Berkley Corp. ..................................................... 208,514 14,348
Wells Fargo & Co. ...................................................... 169,800 13,691
Zions Bancorp NA ...................................................... 130,217 6,982
472,065
Health Care (15.5%):
Abbott Laboratories ..................................................... 91,500 11,546
AbbVie, Inc. .......................................................... 181,593 34,325
Bristol-Myers Squibb Co. ................................................. 1,050,124 45,481
Cardinal Health, Inc. .................................................... 100,111 15,539
CVS Health Corp. ...................................................... 198,955 12,355
Elevance Health, Inc. .................................................... 27,019 7,649
Gilead Sciences, Inc. .................................................... 497,016 55,810
Johnson & Johnson ..................................................... 437,508 72,075
McKesson Corp. ....................................................... 12,100 8,392
Medtronic PLC ........................................................ 224,025 20,216
Merck & Co., Inc. ...................................................... 371,557 29,026
Pfizer, Inc. ............................................................ 925,179 21,547
Quest Diagnostics, Inc. ................................................... 54,235 9,080
Royalty Pharma PLC , Class A .............................................. 397,102 14,613
The Cigna Group ....................................................... 55,200 14,759
UnitedHealth Group, Inc. ................................................. 60,000 14,974
387,387
Industrials (14.0%):
3M Co. .............................................................. 97,840 14,600
Allison Transmission Holdings, Inc. ......................................... 215 19
Automatic Data Processing, Inc. ............................................ 155,925 48,259
Broadridge Financial Solutions, Inc. ......................................... 43,300 10,717
C.H. Robinson Worldwide, Inc. ............................................. 54,300 6,262
Carlisle Cos., Inc. ....................................................... 40,334 14,307
Caterpillar, Inc. ........................................................ 111,254 48,731
Comfort Systems USA, Inc. ............................................... 11,800 8,299
Cummins, Inc. ......................................................... 71,581 26,315
Expeditors International of Washington, Inc. .................................... 121,823 14,161
FedEx Corp. .......................................................... 63,290 14,145
Leidos Holdings, Inc. .................................................... 40,200 6,418
Lockheed Martin Corp. ................................................... 63,971 26,930
Masco Corp. .......................................................... 207,802 14,158
Otis Worldwide Corp. .................................................... 363,078 31,112
Owens Corning ........................................................ 67,595 9,425
PACCAR, Inc. ......................................................... 60,442 5,969
SS&C Technologies Holdings, Inc. .......................................... 151,588 12,958
Trane Technologies PLC .................................................. 41,432 18,150
United Parcel Service, Inc. , Class B .......................................... 112,741 9,714
W.W. Grainger, Inc. ..................................................... 7,040 7,318
347,967
Information Technology (8.6%):
Accenture PLC , Class A .................................................. 148,012 39,534

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Applied Materials, Inc. ................................................... 69,660 $ 12,543
Cisco Systems, Inc. ..................................................... 700,671 47,702
Cognizant Technology Solutions Corp. , Class A ................................. 316,263 22,695
Hewlett Packard Enterprise Co. ............................................. 510,830 10,569
HP, Inc. .............................................................. 457,780 11,353
KLA Corp. ........................................................... 12,013 10,560
Lam Research Corp. ..................................................... 151,611 14,379
NetApp, Inc. .......................................................... 191,412 19,932
QUALCOMM, Inc. ..................................................... 126,738 18,600
Skyworks Solutions, Inc. ................................................. 99,864 6,844
214,711
Materials (4.7%):
Amcor PLC ........................................................... 1,234,500 11,543
CF Industries Holdings, Inc. ............................................... 292,215 27,126
CRH PLC ............................................................ 85,879 8,197
LyondellBasell Industries NV , Class A ........................................ 231,164 13,391
Olin Corp. ............................................................ 100,092 1,896
Packaging Corp. of America ............................................... 80,781 15,651
Reliance, Inc. .......................................................... 63,782 18,505
Steel Dynamics, Inc. ..................................................... 80,459 10,263
The Mosaic Co. ........................................................ 280,600 10,105
116,677
Real Estate (4.5%):
American Healthcare REIT, Inc. ............................................ 117,700 4,548
Brixmor Property Group, Inc. .............................................. 185,100 4,837
Camden Property Trust ................................................... 44,200 4,827
CareTrust REIT, Inc. .................................................... 123,500 3,927
Cousins Properties, Inc. .................................................. 136,300 3,694
Crown Castle, Inc. ...................................................... 7,545 793
CubeSmart ........................................................... 52,134 2,028
Digital Realty Trust, Inc. .................................................. 12,300 2,170
Equinix, Inc. .......................................................... 14,054 11,035
Equity Residential ...................................................... 95,200 6,017
First Industrial Realty Trust, Inc. ............................................ 92,500 4,506
Healthpeak Properties, Inc. ................................................ 128,078 2,170
Invitation Homes, Inc. ................................................... 181,800 5,572
Kimco Realty Corp. ..................................................... 266,129 5,650
Omega Healthcare Investors, Inc. ........................................... 137,800 5,360
Prologis, Inc. .......................................................... 60,917 6,505
Public Storage ......................................................... 26,900 7,315
Realty Income Corp. .................................................... 25,600 1,437
Simon Property Group, Inc. ............................................... 51,169 8,381
Ventas, Inc. ........................................................... 107,800 7,242
Welltower, Inc. ......................................................... 91,300 15,071
113,085
Utilities (4.9%):
Ameren Corp. ......................................................... 80,600 8,151
American Electric Power Co., Inc. ........................................... 142,300 16,100
Edison International ..................................................... 511,346 26,651
Entergy Corp. ......................................................... 1,070 97
Evergy, Inc. ........................................................... 284,992 20,178
NiSource, Inc. ......................................................... 202,900 8,613
NRG Energy, Inc. ....................................................... 120,795 20,197
OGE Energy Corp. ...................................................... 212,311 9,643
WEC Energy Group, Inc. ................................................. 108,600 11,846
121,476
Total Common Stocks (Cost $2,127,815)
a
a
a
2,483,780
Total Investments (Cost $2,127,815) — 99.6% 2,483,780
Other assets in excess of liabilities —  0.4% 9,948
NET ASSETS - 100.00% $ 2,493,728

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Communication Services (16.3%):
Alphabet, Inc., Class A ................................................... 220,575 $ 42,328
Live Nation Entertainment, Inc.(a) ........................................... 12,342 1,823
Meta Platforms, Inc., Class A .............................................. 141,788 109,664
Netflix, Inc.(a) ......................................................... 24,924 28,897
Pinterest, Inc., Class A(a) ................................................. 101,432 3,915
Reddit , Inc., Class A(a) ................................................... 53,369 8,571
Take-Two Interactive Software, Inc.(a) ........................................ 52,291 11,647
The Trade Desk, Inc., Class A(a) ............................................ 93,597 8,139
214,984
Communications Equipment (2.3%):
Arista Networks, Inc.(a) .................................................. 182,452 22,482
F5, Inc.(a) ............................................................ 5,074 1,590
Motorola Solutions, Inc. .................................................. 14,071 6,177
30,249
Consumer Discretionary (3.7%):
Airbnb, Inc., Class A(a) .................................................. 19,799 2,622
Amazon.com, Inc.(a) .................................................... 192,927 45,166
MercadoLibre , Inc.(a) .................................................... 742 1,761
49,549
Electronic Equipment, Instruments & Components (4.4%):
Amphenol Corp., Class A ................................................. 72,145 7,685
Coherent Corp.(a) ...................................................... 155,145 16,694
Fabrinet (a) ............................................................ 23,330 7,553
Flex Ltd.(a) ........................................................... 45,589 2,274
Jabil, Inc. ............................................................ 15,213 3,395
Novanta , Inc.(a) ........................................................ 42,588 5,239
Trimble, Inc.(a) ........................................................ 165,102 13,850
56,690
Financials (4.0%):
Block, Inc.(a) .......................................................... 26,740 2,066
Mastercard , Inc., Class A ................................................. 17,780 10,072
PayPal Holdings, Inc.(a) .................................................. 91,606 6,299
Shift4 Payments, Inc., Class A(a)(b) ......................................... 77,528 7,985
Toast, Inc., Class A(a) .................................................... 125,017 6,106
Visa, Inc., Class A ...................................................... 53,860 18,607
WEX, Inc.(a) .......................................................... 11,025 1,870
53,005
Health Care (10.6%):
Abbott Laboratories ..................................................... 1,555 196
AbbVie, Inc. .......................................................... 1,563 295
Absci Corp.(a)(b) ....................................................... 363,982 1,030
Acadia Healthcare Co., Inc.(a) .............................................. 2,342 51
Agilent Technologies, Inc. ................................................. 912 105
agilon health, Inc.(a) ..................................................... 8,730 16
Agios Pharmaceuticals, Inc.(a) ............................................. 756 28
Akero Therapeutics, Inc.(a) ................................................ 977 48
Align Technology, Inc.(a) ................................................. 434 56
Alignment Healthcare, Inc.(a) .............................................. 3,384 47
Alnylam Pharmaceuticals, Inc.(a) ........................................... 222 87
Amicus Therapeutics, Inc.(a) ............................................... 6,407 38
AnaptysBio , Inc.(a)(b) ................................................... 223,884 5,496
Apellis Pharmaceuticals, Inc.(a) ............................................ 2,132 48
Apogee Therapeutics, Inc.(a) ............................................... 98,604 3,773
Arcellx , Inc.(a) ........................................................ 63,086 4,504
Argenx SE, ADR(a) ..................................................... 172 115
Ascendis Pharma A/S, ADR(a) ............................................. 389 67
AstraZeneca PLC, ADR .................................................. 2,531 185
Avidity Biosciences, Inc.(a) ............................................... 39,797 1,461
Biogen, Inc.(a) ......................................................... 376 48

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Biohaven Ltd.(a) ....................................................... 99,956 $ 1,509
Bio- Techne Corp. ....................................................... 1,199 66
Boston Scientific Corp.(a) ................................................. 4,540 476
Bridgebio Pharma, Inc.(a) ................................................. 106,934 5,055
Bristol-Myers Squibb Co. ................................................. 3,544 153
CAMP4 Therapeutics Corp.(a)(b) ........................................... 227,800 371
Celldex Therapeutics, Inc.(a) ............................................... 1,370 30
Cencora , Inc. .......................................................... 944 270
Charles River Laboratories International, Inc.(a) ................................. 358 61
Crinetics Pharmaceuticals, Inc.(a) ........................................... 143,937 4,115
Cytokinetics, Inc.(a) ..................................................... 835 31
Daiichi Sankyo Co. Ltd. .................................................. 2,916 71
Danaher Corp. ......................................................... 1,444 285
DiaSorin SpA ......................................................... 229 22
Disc Medicine, Inc.(a) ................................................... 92,268 5,514
Dyne Therapeutics, Inc.(a) ................................................ 103,201 1,017
Edwards Lifesciences Corp.(a) ............................................. 3,146 249
Elanco Animal Health, Inc.(a) .............................................. 3,604 49
Elevance Health, Inc. .................................................... 574 162
Eli Lilly & Co. ......................................................... 15,543 11,503
Encompass Health Corp. .................................................. 904 100
Exact Sciences Corp.(a) .................................................. 1,891 89
Galderma Group AG .................................................... 903 139
Gilead Sciences, Inc. .................................................... 2,352 264
Glaukos Corp.(a) ....................................................... 756 65
GSK PLC ............................................................ 3,111 57
Guardant Health, Inc.(a) .................................................. 223,234 9,148
HCA Healthcare, Inc. .................................................... 331 117
ICON PLC(a) ......................................................... 570 96
Ideaya Biosciences, Inc.(a) ................................................ 116,979 2,848
Immunocore Holdings PLC, ADR(a) ......................................... 1,421 47
Insmed , Inc.(a) ......................................................... 91,821 9,851
Insulet Corp.(a) ........................................................ 292 84
Intuitive Surgical, Inc.(a) ................................................. 735 354
Ionis Pharmaceuticals, Inc.(a) .............................................. 1,023 44
Janux Therapeutics, Inc.(a) ................................................ 60,364 1,450
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H(a) ............................. 1,200 12
Johnson & Johnson ..................................................... 2,475 408
Krystal Biotech, Inc.(a) ................................................... 21,077 3,243
Kymera Therapeutics, Inc.(a) .............................................. 27,679 1,211
Labcorp Holdings, Inc. ................................................... 410 107
Medtronic PLC ........................................................ 1,845 167
Merck & Co., Inc. ...................................................... 4,807 376
Merus NV(a) .......................................................... 26,431 1,751
Metsera , Inc.(a)(b) ...................................................... 876 29
MoonLake Immunotherapeutics (a) .......................................... 72,498 3,657
Natera , Inc.(a) ......................................................... 53,310 7,125
Nuvalent , Inc., Class A(a) ................................................. 59,458 4,659
Olema Pharmaceuticals, Inc.(a) ............................................. 256,131 1,317
Option Care Health, Inc.(a) ................................................ 1,900 56
ORIC Pharmaceuticals, Inc.(a) ............................................. 360,193 3,591
PACS Group, Inc.(a) ..................................................... 1,833 20
Protagonist Therapeutics, Inc.(a) ............................................ 77,727 4,186
PTC Therapeutics, Inc.(a) ................................................. 862 45
QIAGEN NV .......................................................... 1,298 64
Revolution Medicines, Inc.(a) .............................................. 154,615 5,762
Spyre Therapeutics, Inc.(a)(b) .............................................. 77,126 1,309
Stryker Corp. .......................................................... 268 105
Tecan Group AG, Class R ................................................. 105 21
Thermo Fisher Scientific, Inc. .............................................. 473 221
Twist Bioscience Corp.(a) ................................................. 83,568 2,805
Tyra Biosciences, Inc.(a)(b) ............................................... 107,017 1,170
UCB SA ............................................................. 524 113

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 103,885 $ 2,838
United Therapeutics Corp.(a) .............................................. 375 103
UnitedHealth Group, Inc. ................................................. 1,792 447
Vaxcyte , Inc.(a) ........................................................ 77,327 2,625
Veeva Systems, Inc., Class A(a) ............................................. 16,295 4,631
Vertex Pharmaceuticals, Inc.(a) ............................................. 17,145 7,833
Viridian Therapeutics, Inc.(a) .............................................. 248,604 4,356
Waters Corp.(a) ........................................................ 311 90
Xenon Pharmaceuticals, Inc.(a) ............................................. 1,137 35
Zymeworks , Inc.(a) ..................................................... 82,922 1,041
140,985
Industrials (0.1%):
Uber Technologies, Inc.(a) ................................................ 15,596 1,369
IT Services (3.6%):
Accenture PLC, Class A .................................................. 11,341 3,029
Gartner, Inc.(a) ........................................................ 8,247 2,793
GoDaddy , Inc., Class A(a) ................................................. 33,657 5,438
Shopify, Inc., Class A(a) .................................................. 25,532 3,120
Snowflake, Inc., Class A(a) ................................................ 111,862 25,001
Wix.com Ltd.(a) ........................................................ 48,083 6,541
45,922
Semiconductors & Semiconductor Equipment (24.3%):
Applied Materials, Inc. ................................................... 29,456 5,304
ASML Holding NV, NYS ................................................. 2,310 1,605
Broadcom, Inc. ........................................................ 112,718 33,105
Cirrus Logic, Inc.(a) ..................................................... 13,997 1,410
Credo Technology Group Holding Ltd.(a) ..................................... 163,709 18,262
First Solar, Inc.(a) ...................................................... 7,401 1,293
Impinj , Inc.(a) ......................................................... 29,708 4,592
Infineon Technologies AG ................................................. 41,850 1,644
KLA Corp. ........................................................... 9,068 7,971
Lam Research Corp. ..................................................... 133,566 12,667
MACOM Technology Solutions Holdings, Inc.(a) ................................ 142,052 19,481
Marvell Technology, Inc. ................................................. 163,903 13,173
MaxLinear , Inc.(a) ...................................................... 531,773 8,413
MKS, Inc. ............................................................ 13,432 1,278
Monolithic Power Systems, Inc. ............................................ 24,088 17,132
Navitas Semiconductor Corp.(a)(b) .......................................... 781,020 5,725
NVIDIA Corp. ......................................................... 769,524 136,875
NXP Semiconductors NV ................................................. 16,447 3,516
QUALCOMM, Inc. ..................................................... 18,086 2,654
Semtech Corp.(a) ....................................................... 225,827 11,540
Silicon Motion Technology Corp., ADR ....................................... 54,382 4,162
SK Hynix, Inc. ......................................................... 7,540 1,462
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 163,934 6,312
319,576
Software (27.0%):
Adobe, Inc.(a) ......................................................... 10,416 3,726
Appfolio , Inc., Class A(a) ................................................. 11,793 3,153
AppLovin Corp., Class A(a) ............................................... 98,406 38,447
Atlassian Corp., Class A(a) ................................................ 27,853 5,342
Autodesk, Inc.(a) ....................................................... 19,066 5,779
Cadence Design Systems, Inc.(a) ............................................ 3,715 1,354
Confluent, Inc., Class A(a) ................................................ 319,541 5,664
Corpay , Inc.(a) ......................................................... 15,271 4,933
CyberArk Software Ltd.(a) ................................................ 24,161 9,942
Docusign , Inc.(a) ....................................................... 58,372 4,415
Dropbox, Inc., Class A(a) ................................................. 88,277 2,399
Dynatrace , Inc.(a) ...................................................... 107,597 5,661
Elastic NV(a) .......................................................... 10,777 902
Fair Isaac Corp.(a) ...................................................... 10,975 15,768

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Figma , Inc., Class A(a) ................................................... 900 $ 104
Fortinet, Inc.(a) ........................................................ 82,953 8,287
Gitlab , Inc., Class A(a) ................................................... 73,206 3,207
HubSpot , Inc.(a) ....................................................... 4,355 2,263
Intuit, Inc. ............................................................ 11,740 9,217
Klaviyo , Inc., Class A(a) .................................................. 262,386 8,160
Manhattan Associates, Inc.(a) .............................................. 5,650 1,241
Microsoft Corp. ........................................................ 184,841 98,613
MicroStrategy , Inc.(a) .................................................... 13,464 5,411
Monday.com Ltd.(a) ..................................................... 16,121 4,228
Nutanix , Inc., Class A(a) .................................................. 72,701 5,465
Oracle Corp. .......................................................... 48,011 12,184
Palantir Technologies, Inc., Class A(a) ........................................ 27,746 4,394
Pegasystems , Inc. ....................................................... 101,572 5,963
RingCentral, Inc., Class A(a) ............................................... 83,896 2,139
Salesforce, Inc. ........................................................ 27,413 7,082
Samsara, Inc., Class A(a) ................................................. 30,615 1,164
SAP SE, ADR(b) ....................................................... 9,842 2,822
ServiceNow , Inc.(a) ..................................................... 32,053 30,230
Synopsys, Inc.(a) ....................................................... 9,189 5,821
Unity Software, Inc.(a) ................................................... 173,766 5,797
Varonis Systems, Inc.(a) .................................................. 424,786 23,716
Workday, Inc., Class A(a) ................................................. 10,926 2,506
Zoom Communications, Inc.(a) ............................................. 6,685 495
Zscaler , Inc.(a) ......................................................... 5,700 1,628
359,622
Technology Hardware, Storage & Peripherals (2.8%):
Apple, Inc. ........................................................... 130,389 27,065
Dell Technologies, Inc., Class C ............................................ 17,855 2,369
NetApp, Inc. .......................................................... 40,453 4,212
Pure Storage, Inc., Class A(a) .............................................. 58,542 3,484
37,130
Total Common Stocks (Cost $648,424)
a
a
a
1,309,081
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/2/26(a)(d) ................................... 145 —(e)
Total Rights (Cost $—)
a
a
a
—(e)
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex , Inc., expiring 8/15/27(a)(d) ......................................... 5,153,482 —(e)
Total Warrants (Cost $52)
a
a
a
—(e)
Exchange-Traded Funds (0.4%)
iShares Expanded Tech Sector ETF(b) ........................................ 42,652 4,945
Total Exchange-Traded Funds (Cost $3,863)
a
a
a
4,945
Collateral for Securities Loaned (1.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20%(f) ........ 5,378,592 5,379
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.24%(f) ............ 5,378,592 5,379
Invesco Government & Agency Portfolio, Institutional Shares, 4.26%(f) ................ 5,378,592 5,378
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.22%(f) . 5,378,592 5,378
Total Collateral for Securities Loaned (Cost $21,514)
a
a
a
21,514
Total Investments (Cost $673,853) — 101.1% 1,335,540
Liabilities in excess of other assets —  (1.1)% (13,962)
NET ASSETS - 100.00% $ 1,321,578

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
At July 31, 2025, the Fund's investments in foreign securities were 5.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Communication Services (2.8%):
Cable One, Inc.(a) ...................................................... 11,045 $ 1,414
Cargurus, Inc.(b) ....................................................... 75,339 2,473
Cogent Communications Holdings, Inc. ....................................... 35,876 1,636
IDT Corp., Class B ...................................................... 21,756 1,282
Lionsgate Studios Corp.(b) ................................................ 110,500 654
Madison Square Garden Sports Corp.(b) ...................................... 4,390 887
Magnite, Inc.(b) ........................................................ 257,125 5,916
Nexstar Media Group, Inc. ................................................ 6,449 1,207
Nexxen International Ltd.(b) ............................................... 28,247 290
TEGNA, Inc. .......................................................... 135,728 2,267
Yelp, Inc.(b) .......................................................... 68,353 2,353
Ziff Davis, Inc.(b) ...................................................... 53,294 1,658
22,037
Consumer Discretionary (9.9%):
Advance Auto Parts, Inc. ................................................. 19,532 1,037
American Eagle Outfitters, Inc. ............................................. 145,086 1,567
Atmus Filtration Technologies, Inc. .......................................... 57,840 2,250
Bath & Body Works, Inc. ................................................. 37,790 1,094
Beazer Homes USA, Inc.(b) ............................................... 33,890 796
Boot Barn Holdings, Inc.(b) ............................................... 2,664 458
Brunswick Corp. ....................................................... 15,714 916
Cricut, Inc., Class A(a) ................................................... 77,631 380
First Watch Restaurant Group, Inc.(b) ........................................ 53,776 930
Frontdoor, Inc.(b) ....................................................... 37,822 2,213
Garrett Motion, Inc. ..................................................... 129,840 1,693
Genius Sports Ltd.(b) .................................................... 228,406 2,570
G-III Apparel Group Ltd.(b) ............................................... 91,978 2,171
Global-e Online Ltd.(b) .................................................. 43,103 1,429
Green Brick Partners, Inc.(b) ............................................... 20,521 1,271
Group 1 Automotive, Inc. ................................................. 1,680 692
Hamilton Beach Brands Holding Co., Class A ................................... 30,243 471
Installed Building Products, Inc. ............................................ 12,954 2,620
KB Home ............................................................ 32,731 1,809
Kontoor Brands, Inc. .................................................... 25,596 1,425
Kura Sushi USA, Inc., Class A(a)(b) ......................................... 17,278 1,516
Latham Group, Inc.(b) ................................................... 201,043 1,363
Life Time Group Holdings, Inc.(b) ........................................... 61,355 1,762
Lindblad Expeditions Holdings, Inc.(b) ....................................... 21,968 262
Marriott Vacations Worldwide Corp. ......................................... 17,834 1,328
Modine Manufacturing Co.(b) .............................................. 18,568 2,498
Monarch Casino & Resort, Inc. ............................................. 19,551 2,013
Newell Brands, Inc. ..................................................... 166,331 933
Norwegian Cruise Line Holdings Ltd.(b) ...................................... 71,073 1,817
Penn Entertainment, Inc.(b) ................................................ 45,864 828
Phinia, Inc. ........................................................... 52,127 2,643
PVH Corp. ........................................................... 12,900 947
Sally Beauty Holdings, Inc.(b) ............................................. 128,550 1,252
SharkNinja, Inc.(b) ...................................................... 11,973 1,390
Signet Jewelers Ltd. ..................................................... 49,275 3,898
Sportradar Group AG(b) .................................................. 121,227 3,585
Steven Madden Ltd. ..................................................... 39,744 954
Sweetgreen, Inc., Class A(a)(b) ............................................. 128,376 1,653
Taylor Morrison Home Corp.(b) ............................................ 94,614 5,609
The Buckle, Inc. ........................................................ 75,962 3,750
The Cheesecake Factory, Inc.(a) ............................................ 10,070 644
The Goodyear Tire & Rubber Co.(b) ......................................... 138,500 1,424
Topgolf Callaway Brands Corp.(b) .......................................... 86,167 797
Tri Pointe Homes, Inc.(b) ................................................. 94,341 2,906
Universal Technical Institute, Inc.(b) ......................................... 7,512 242
Victoria's Secret & Co.(b) ................................................. 57,372 1,079
Visteon Corp.(b) ....................................................... 12,964 1,441

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Winmark Corp. ........................................................ 1,337 $ 505
Winnebago Industries, Inc. ................................................ 37,155 1,104
YETI Holdings, Inc.(b) ................................................... 13,920 511
78,446
Consumer Staples (3.3%):
Cal-Maine Foods, Inc. ................................................... 31,998 3,556
Dole PLC ............................................................ 202,729 2,887
Edgewell Personal Care Co. ............................................... 73,519 1,855
elf Beauty, Inc.(b) ...................................................... 11,652 1,412
Interparfums, Inc. ....................................................... 12,496 1,507
Medifast, Inc.(b) ....................................................... 59,889 825
Nomad Foods Ltd. ...................................................... 117,660 1,981
Oddity Tech Ltd.(a)(b) ................................................... 41,031 2,875
Sprouts Farmers Market, Inc.(b) ............................................ 12,623 1,913
SunOpta, Inc.(b) ....................................................... 428,590 2,499
The Andersons, Inc. ..................................................... 35,342 1,270
The Chefs' Warehouse, Inc.(b) .............................................. 26,900 1,844
The Simply Good Foods Co.(b) ............................................. 16,920 515
United Natural Foods, Inc.(b) .............................................. 28,583 790
25,729
Energy (4.5%):
Atlas Energy Solutions, Inc.(a) ............................................. 63,660 828
Cactus, Inc., Class A ..................................................... 36,510 1,545
California Resources Corp. ................................................ 46,698 2,250
Centrus Energy Corp., Class A(a)(b) ......................................... 9,122 1,965
Core Natural Resources, Inc. ............................................... 35,616 2,629
Gulfport Energy Corp.(b) ................................................. 14,440 2,514
Magnolia Oil & Gas Corp., Class A .......................................... 73,541 1,752
Matador Resources Co. ................................................... 21,935 1,094
Murphy Oil Corp. ...................................................... 187,819 4,660
Northern Oil & Gas, Inc. .................................................. 45,610 1,284
NPK International, Inc.(b) ................................................. 80,881 729
Patterson-UTI Energy, Inc. ................................................ 127,998 756
Plains GP Holdings LP, Class A ............................................. 84,020 1,647
Ranger Energy Services, Inc. ............................................... 84,314 1,129
Scorpio Tankers, Inc. .................................................... 56,396 2,550
SM Energy Co. ........................................................ 100,684 2,778
Talos Energy, Inc.(b) .................................................... 98,000 838
Teekay Corp. Ltd. ...................................................... 197,718 1,424
Teekay Tankers Ltd., Class A ............................................... 37,550 1,590
Uranium Energy Corp.(b) ................................................. 157,135 1,362
35,324
Financials (19.9%):
Acadian Asset Management, Inc. ............................................ 57,385 2,398
AGNC Investment Corp.(a) ............................................... 119,400 1,126
Amalgamated Financial Corp. .............................................. 77,776 2,255
Ameris Bancorp ........................................................ 69,990 4,784
Apollo Commercial Real Estate Finance, Inc. ................................... 63,503 611
Artisan Partners Asset Management, Inc., Class A ................................ 96,842 4,382
Atlanticus Holdings Corp.(b) .............................................. 26,967 1,338
BancFirst Corp. ........................................................ 17,569 2,188
Bank of Hawaii Corp. .................................................... 27,465 1,700
Banner Corp. .......................................................... 19,516 1,211
BOK Financial Corp. .................................................... 13,220 1,342
Bread Financial Holdings, Inc. ............................................. 68,197 4,180
Brighthouse Financial, Inc.(b) .............................................. 25,750 1,232
Cathay General Bancorp .................................................. 49,168 2,223
CNO Financial Group, Inc. ................................................ 36,100 1,330
Cohen & Steers, Inc. .................................................... 30,114 2,215
CVB Financial Corp. .................................................... 79,800 1,491
Dime Community Bancshares, Inc. .......................................... 82,442 2,284
Donnelley Financial Solutions, Inc.(b) ........................................ 30,205 1,600

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Dynex Capital, Inc. ..................................................... 88,000 $ 1,095
Enova International, Inc.(b) ................................................ 28,818 3,013
Essent Group Ltd. ...................................................... 76,650 4,292
Etoro Group Ltd., Class A(a)(b) ............................................. 11,966 717
Euronet Worldwide, Inc.(b) ................................................ 19,300 1,876
First Bancorp .......................................................... 32,200 1,613
First Bancorp Puerto Rico ................................................. 157,530 3,281
First Financial Bancorp ................................................... 55,596 1,348
First Interstate BancSystem, Inc., Class A ...................................... 54,535 1,570
First Merchants Corp. .................................................... 44,150 1,683
Flagstar Financial, Inc. ................................................... 180,512 2,038
FNB Corp. ............................................................ 138,570 2,123
Franklin BSP Realty Trust, Inc. ............................................. 73,133 739
Glacier Bancorp, Inc. .................................................... 46,120 2,021
Globe Life, Inc. ........................................................ 26,940 3,784
Hamilton Insurance Group Ltd., Class B(b) .................................... 133,016 2,859
Hancock Whitney Corp. .................................................. 68,120 4,068
Independent Bank Corp. .................................................. 24,025 1,527
International Bancshares Corp. ............................................. 47,135 3,214
Jackson Financial, Inc., Class A ............................................. 39,164 3,429
Kemper Corp. ......................................................... 28,760 1,771
Kinsale Capital Group, Inc. ................................................ 2,832 1,248
Ladder Capital Corp. .................................................... 187,632 2,049
Live Oak Bancshares, Inc. ................................................ 43,406 1,372
Marex Group PLC ...................................................... 48,596 1,875
MFA Financial, Inc. ..................................................... 59,613 542
NBT Bancorp, Inc. ...................................................... 38,300 1,585
Northeast Community Bancorp, Inc. ......................................... 21,227 439
Northwest Bancshares, Inc. ................................................ 129,500 1,515
OFG Bancorp ......................................................... 70,308 2,997
Old National Bancorp .................................................... 125,600 2,651
Old Second Bancorp, Inc. ................................................. 123,709 2,099
PJT Partners, Inc., Class A ................................................ 18,382 3,283
Primerica, Inc. ......................................................... 5,770 1,533
Prosperity Bancshares, Inc. ................................................ 50,710 3,378
QCR Holdings, Inc. ..................................................... 43,108 3,061
Renasant Corp. ........................................................ 62,460 2,289
Shift4 Payments, Inc., Class A(a)(b) ......................................... 33,078 3,407
Skyward Specialty Insurance Group, Inc.(b) .................................... 50,200 2,539
SouthState Corp. ....................................................... 32,994 3,107
StepStone Group, Inc., Class A ............................................. 35,002 2,078
Stewart Information Services Corp. .......................................... 20,000 1,299
Texas Capital Bancshares, Inc.(b) ........................................... 38,199 3,208
The Bank of NT Butterfield & Son Ltd. ....................................... 102,922 4,684
Toast, Inc., Class A (b) ................................................... 49,598 2,422
UMB Financial Corp. .................................................... 23,370 2,570
Universal Insurance Holdings, Inc. .......................................... 66,013 1,561
Valley National Bancorp .................................................. 210,800 1,954
Veritex Holdings, Inc. .................................................... 72,553 2,301
Virtus Investment Partners, Inc. ............................................. 7,050 1,363
White Mountains Insurance Group Ltd. ....................................... 1,480 2,646
World Acceptance Corp.(b) ................................................ 14,297 2,249
157,255
Health Care (13.9%):
89bio, Inc.(b) .......................................................... 25,266 240
ACADIA Pharmaceuticals, Inc.(b) ........................................... 18,357 437
AdaptHealth Corp.(b) .................................................... 208,624 1,871
ADMA Biologics, Inc.(b) ................................................. 35,589 666
Agios Pharmaceuticals, Inc.(b) ............................................. 22,208 827
Akero Therapeutics, Inc.(b) ................................................ 12,177 595
Alignment Healthcare, Inc.(b) .............................................. 64,121 884
Alkermes PLC(b) ....................................................... 26,718 708
Amicus Therapeutics, Inc.(b) .............................................. 65,506 392

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
AnaptysBio, Inc.(b) ..................................................... 29,654 $ 728
Apogee Therapeutics, Inc.(b) .............................................. 35,822 1,371
Arcellx, Inc.(b) ........................................................ 8,747 624
Arcus Biosciences, Inc.(b) ................................................ 115,037 1,050
Arcutis Biotherapeutics, Inc.(b) ............................................. 19,752 288
Ardelyx, Inc.(b) ........................................................ 42,026 178
Arrowhead Pharmaceuticals, Inc.(b) ......................................... 24,601 389
Avanos Medical, Inc.(b) .................................................. 70,347 786
Avidity Biosciences, Inc.(b) ............................................... 19,708 724
Beam Therapeutics, Inc.(b) ................................................ 19,642 387
BioCryst Pharmaceuticals, Inc.(b) ........................................... 34,864 284
Biohaven Ltd.(b) ....................................................... 18,089 273
BioLife Solutions, Inc.(b) ................................................. 115,510 2,456
Bridgebio Pharma, Inc.(b) ................................................. 51,924 2,454
Brookdale Senior Living, Inc.(b) ............................................ 116,733 905
Catalyst Pharmaceuticals, Inc.(b) ............................................ 21,980 469
Celldex Therapeutics, Inc.(b) .............................................. 19,216 422
Certara, Inc.(b) ........................................................ 96,917 954
CG oncology, Inc.(b) .................................................... 11,181 298
Collegium Pharmaceutical, Inc.(b) ........................................... 23,686 707
Corcept Therapeutics, Inc.(b) .............................................. 18,471 1,241
CorVel Corp.(b) ........................................................ 33,941 3,007
Crinetics Pharmaceuticals, Inc.(b) ........................................... 19,935 570
Cytokinetics, Inc.(b) ..................................................... 19,722 742
Denali Therapeutics, Inc.(b) ............................................... 29,454 407
Dyne Therapeutics, Inc.(b) ................................................ 17,860 176
Edgewise Therapeutics, Inc.(b) ............................................. 73,713 1,051
Encompass Health Corp. .................................................. 15,060 1,658
Envista Holdings Corp.(b) ................................................ 56,198 1,062
Exact Sciences Corp.(b) .................................................. 40,990 1,924
EyePoint Pharmaceuticals, Inc.(b) ........................................... 80,193 788
GeneDx Holdings Corp.(b) ................................................ 1,882 192
Halozyme Therapeutics, Inc.(b) ............................................. 17,637 1,058
Harvard Bioscience, Inc.(a)(b) .............................................. 216,859 101
HealthEquity, Inc.(b) .................................................... 13,357 1,296
ICU Medical, Inc.(b) .................................................... 7,880 1,012
Ideaya Biosciences, Inc.(b) ................................................ 28,726 699
Immunome, Inc.(b) ..................................................... 87,861 924
Immunovant, Inc.(b) ..................................................... 72,654 1,168
Innoviva, Inc.(b) ....................................................... 164,891 2,996
Insmed, Inc.(b) ........................................................ 46,527 4,991
Integra LifeSciences Holdings Corp.(b) ....................................... 138,816 1,824
Intellia Therapeutics, Inc.(a)(b) ............................................. 140,246 1,632
iRadimed Corp. ........................................................ 22,165 1,293
iRhythm Technologies, Inc.(b) .............................................. 2,454 344
Kiniksa Pharmaceuticals International PLC(b) .................................. 60,575 1,833
Krystal Biotech, Inc.(b) .................................................. 4,481 690
Kymera Therapeutics, Inc.(b) .............................................. 13,340 584
Lantheus Holdings, Inc.(b) ................................................ 27,383 1,949
LENZ Therapeutics, Inc.(a)(b) ............................................. 36,670 1,092
LivaNova PLC(b) ...................................................... 28,100 1,186
Madrigal Pharmaceuticals, Inc.(b) ........................................... 2,652 802
Merus NV(b) .......................................................... 18,154 1,203
Mirum Pharmaceuticals, Inc.(b) ............................................. 8,263 427
MoonLake Immunotherapeutics(b) .......................................... 18,927 955
Natera, Inc.(b) ......................................................... 3,670 491
Niagen Bioscience, Inc.(b) ................................................ 166,766 1,559
Novavax, Inc.(a)(b) ..................................................... 26,431 176
Nuvalent, Inc., Class A(b) ................................................. 7,724 605
Option Care Health, Inc.(b) ................................................ 42,011 1,233
OrthoPediatrics Corp.(b) .................................................. 148,798 3,083
Owlet, Inc.(a)(b) ....................................................... 37,051 270
Pacira BioSciences, Inc.(b) ................................................ 35,518 749

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Pediatrix Medical Group, Inc.(b) ............................................ 127,547 $ 1,562
Perrigo Co. PLC ....................................................... 31,900 851
Progyny, Inc.(b) ........................................................ 85,471 2,009
Protagonist Therapeutics, Inc.(b) ............................................ 9,358 504
Prothena Corp. PLC(b) ................................................... 82,152 564
PTC Therapeutics, Inc.(b) ................................................. 11,592 604
Repligen Corp.(b) ...................................................... 17,137 2,006
Revolution Medicines, Inc.(b) .............................................. 56,675 2,112
Rhythm Pharmaceuticals, Inc.(b) ............................................ 19,904 1,696
Scholar Rock Holding Corp.(b) ............................................. 33,923 1,257
Select Medical Holdings Corp. ............................................. 148,151 2,191
SI-BONE, Inc.(b) ....................................................... 173,527 2,955
SIGA Technologies, Inc. .................................................. 267,831 1,770
Soleno Therapeutics, Inc.(b) ............................................... 20,403 1,764
Stoke Therapeutics, Inc.(b) ................................................ 84,869 1,091
Summit Therapeutics, Inc.(a)(b) ............................................ 40,607 1,071
Supernus Pharmaceuticals, Inc.(b) ........................................... 34,600 1,214
Surgery Partners, Inc.(b) .................................................. 48,170 1,057
Syndax Pharmaceuticals, Inc.(b) ............................................ 162,271 1,610
Taysha Gene Therapies, Inc.(a)(b) ........................................... 182,616 499
TG Therapeutics, Inc.(b) .................................................. 20,129 715
The Ensign Group, Inc. ................................................... 8,910 1,337
Travere Therapeutics, Inc.(b) ............................................... 14,573 225
Twist Bioscience Corp.(b) ................................................. 13,107 440
Vaxcyte, Inc.(b) ........................................................ 19,000 645
Vera Therapeutics, Inc.(b) ................................................. 11,909 248
Veracyte, Inc.(b) ....................................................... 15,836 372
Vericel Corp.(b) ........................................................ 11,073 387
Viking Therapeutics, Inc.(b) ............................................... 56,768 1,849
Xenon Pharmaceuticals, Inc.(b) ............................................. 27,490 840
Zymeworks, Inc.(b) ..................................................... 87,411 1,098
109,953
Industrials (16.7%):
ACCO Brands Corp. .................................................... 541,606 2,031
ACV Auctions, Inc., Class A(b) ............................................. 62,076 882
Alamo Group, Inc. ...................................................... 4,000 890
Ameresco, Inc., Class A(b) ................................................ 47,075 796
American Woodmark Corp.(b) ............................................. 22,123 1,164
Apogee Enterprises, Inc. .................................................. 37,991 1,595
Applied Industrial Technologies, Inc. ......................................... 15,711 4,266
ArcBest Corp. ......................................................... 12,321 901
Archer Aviation, Inc., Class A(b) ............................................ 219,311 2,200
Argan, Inc. ........................................................... 14,837 3,635
ASGN, Inc.(b) ......................................................... 24,524 1,230
Bloom Energy Corp., Class A(b) ............................................ 11,352 424
BlueLinx Holdings, Inc.(b) ................................................ 10,600 777
Boise Cascade Co. ...................................................... 27,108 2,272
BWX Technologies, Inc. .................................................. 3,569 542
Casella Waste Systems, Inc.(b) ............................................. 43,972 4,781
CECO Environmental Corp.(b) ............................................. 53,474 2,404
Columbus McKinnon Corp. ............................................... 68,399 1,002
Comfort Systems USA, Inc. ............................................... 4,877 3,430
Deluxe Corp. .......................................................... 105,769 1,703
DNOW, Inc.(b) ........................................................ 93,545 1,456
Enovix Corp.(a)(b) ...................................................... 105,060 1,408
ExlService Holdings, Inc.(b) ............................................... 27,248 1,183
Exponent, Inc. ......................................................... 25,232 1,740
Fluor Corp.(b) ......................................................... 31,763 1,803
FTAI Aviation Ltd. ...................................................... 18,598 2,559
Gates Industrial Corp. PLC(b) .............................................. 241,943 6,000
Genco Shipping & Trading Ltd. ............................................. 117,804 1,877
Granite Construction, Inc. ................................................. 10,940 1,033
Griffon Corp. .......................................................... 29,063 2,362

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Hayward Holdings, Inc.(b) ................................................ 73,180 $ 1,125
Helios Technologies, Inc. ................................................. 31,000 1,137
Hub Group, Inc., Class A ................................................. 31,000 1,086
Huron Consulting Group, Inc.(b) ............................................ 13,017 1,719
ICF International, Inc. ................................................... 13,660 1,146
JBT Marel Corp. ....................................................... 13,870 1,911
Kforce, Inc. ........................................................... 33,160 1,156
Korn Ferry ........................................................... 41,409 2,935
Kornit Digital Ltd.(b) .................................................... 57,075 1,143
Legalzoom.com, Inc.(b) .................................................. 187,977 1,690
Liquidity Services, Inc.(b) ................................................. 74,451 1,778
Masterbrand, Inc.(b) ..................................................... 167,360 1,846
Matson, Inc. .......................................................... 29,541 3,154
Mayville Engineering Co., Inc.(b) ........................................... 76,797 1,288
Mueller Industries, Inc. ................................................... 21,445 1,831
NEXTracker, Inc., Class A(b) .............................................. 16,408 956
Powell Industries, Inc. ................................................... 5,778 1,370
RBC Bearings, Inc.(b) ................................................... 10,939 4,237
Redwire Corp.(b) ....................................................... 32,321 462
Resideo Technologies, Inc.(b) .............................................. 146,565 4,001
Ryder System, Inc. ...................................................... 8,640 1,535
Science Applications International Corp. ...................................... 11,000 1,226
Sensata Technologies Holding PLC .......................................... 39,600 1,218
SkyWest, Inc.(b) ....................................................... 14,900 1,728
Spire Global, Inc.(a)(b) ................................................... 25,702 258
Steelcase, Inc., Class A ................................................... 269,941 2,788
Sterling Infrastructure, Inc.(b) .............................................. 18,576 4,971
Sun Country Airlines Holdings, Inc.(b) ....................................... 198,758 2,304
Tecogen, Inc.(b) ........................................................ 17,257 167
Terex Corp. ........................................................... 72,976 3,712
The Brink's Co. ........................................................ 16,993 1,484
The Greenbrier Cos., Inc. ................................................. 23,000 1,046
The Manitowoc Co., Inc.(b) ............................................... 36,530 466
The Timken Co. ........................................................ 31,851 2,424
Titan International, Inc.(b) ................................................ 89,600 758
Titan Machinery, Inc.(b) .................................................. 38,297 740
Transcat, Inc.(b) ........................................................ 14,359 1,097
TriNet Group, Inc. ...................................................... 17,452 1,183
UFP Industries, Inc. ..................................................... 13,383 1,312
V2X, Inc.(b) .......................................................... 53,520 2,536
Valmont Industries, Inc. .................................................. 3,647 1,327
Wabash National Corp. ................................................... 86,317 860
WillScot Holdings Corp. .................................................. 95,557 2,805
132,262
Information Technology (15.6%):
A10 Networks, Inc. ..................................................... 137,921 2,540
ACI Worldwide, Inc.(b) .................................................. 27,180 1,157
Adeia, Inc. ............................................................ 142,529 1,846
ADTRAN Holdings, Inc.(b) ............................................... 93,786 871
Agilysys, Inc.(b) ....................................................... 10,992 1,254
Astera Labs, Inc.(b) ..................................................... 15,743 2,152
AvePoint, Inc.(b) ....................................................... 13,120 250
Bel Fuse, Inc., Class B ................................................... 20,971 2,727
Belden, Inc. ........................................................... 34,649 4,284
Benchmark Electronics, Inc. ............................................... 68,447 2,635
Box, Inc., Class A(b) .................................................... 82,767 2,657
Celestica, Inc.(b) ....................................................... 1,380 276
Cellebrite DI Ltd.(b) ..................................................... 38,953 545
Ciena Corp.(b) ......................................................... 9,035 839
Clear Secure, Inc., Class A ................................................ 76,077 2,237
Commvault Systems, Inc.(b) ............................................... 21,163 4,020
Confluent, Inc., Class A(b) ................................................ 56,877 1,008
Consensus Cloud Solutions, Inc.(b) .......................................... 62,330 1,258

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Core Scientific, Inc.(a)(b) ................................................. 53,120 $ 719
Crane NXT Co. ........................................................ 30,360 1,802
Credo Technology Group Holding Ltd.(b) ..................................... 10,373 1,157
CyberArk Software Ltd.(b) ................................................ 4,020 1,654
Digital Turbine, Inc.(b) ................................................... 499,515 2,722
Diodes, Inc.(b) ......................................................... 28,783 1,421
Extreme Networks, Inc.(b) ................................................ 238,978 4,220
Figma, Inc., Class A(b) ................................................... 489 56
indie Semiconductor, Inc., Class A(a)(b) ...................................... 1,206,704 4,718
Insight Enterprises, Inc.(b) ................................................ 19,048 2,259
InterDigital, Inc. ....................................................... 1,427 368
JFrog Ltd.(b) .......................................................... 57,799 2,509
Knowles Corp.(b) ....................................................... 168,788 3,428
Kulicke & Soffa Industries, Inc. ............................................. 74,093 2,427
Lattice Semiconductor Corp.(b) ............................................. 24,716 1,232
MaxLinear, Inc.(b) ...................................................... 59,200 937
NetScout Systems, Inc.(b) ................................................. 81,003 1,735
Nova Ltd.(b) .......................................................... 4,383 1,151
Nutanix, Inc., Class A(b) .................................................. 35,202 2,646
Okta, Inc.(b) .......................................................... 18,637 1,823
Onto Innovation, Inc.(b) .................................................. 12,325 1,168
Photronics, Inc.(b) ...................................................... 70,696 1,439
Plexus Corp.(b) ........................................................ 8,300 1,058
Porch Group, Inc.(b) ..................................................... 615,178 7,764
PROS Holdings, Inc.(b) .................................................. 63,258 992
PTC, Inc.(b) .......................................................... 10,164 2,183
Pure Storage, Inc., Class A(b) .............................................. 48,148 2,866
Qualys, Inc.(b) ......................................................... 25,026 3,330
Rambus, Inc.(b) ........................................................ 26,695 1,974
Sanmina Corp.(b) ....................................................... 45,425 5,271
ScanSource, Inc.(b) ..................................................... 47,526 1,846
Semtech Corp.(b) ....................................................... 40,254 2,057
Silicon Laboratories, Inc.(b) ............................................... 4,119 543
Silicon Motion Technology Corp., ADR ....................................... 16,966 1,299
SPS Commerce, Inc.(b) .................................................. 23,937 2,606
Synaptics, Inc.(b) ....................................................... 22,839 1,432
The Descartes Systems Group, Inc.(b) ........................................ 30,073 3,180
Tower Semiconductor Ltd. (b) .............................................. 27,380 1,253
TTM Technologies, Inc.(b) ................................................ 27,398 1,295
Varonis Systems, Inc.(b) .................................................. 34,866 1,947
Veeco Instruments, Inc.(b) ................................................ 105,914 2,201
Verint Systems, Inc.(b) ................................................... 63,660 1,355
Vertex, Inc., Class A(b) ................................................... 13,030 432
Vishay Intertechnology, Inc. ............................................... 73,988 1,213
Weave Communications, Inc.(b) ............................................ 36,964 270
Zeta Global Holdings Corp., Class A(b) ....................................... 54,168 848
123,362
Materials (3.8%):
AdvanSix, Inc. ......................................................... 60,807 1,223
Avient Corp. .......................................................... 33,023 1,043
Axalta Coating Systems Ltd.(b) ............................................. 13,330 378
Cabot Corp. ........................................................... 23,223 1,676
Carpenter Technology Corp. ............................................... 13,368 3,334
Commercial Metals Co. .................................................. 52,786 2,737
Graphic Packaging Holding Co. ............................................ 53,070 1,187
Hawkins, Inc. ......................................................... 18,606 3,038
Ingevity Corp.(b) ....................................................... 24,551 1,026
Knife River Corp.(b) .................................................... 18,456 1,522
Materion Corp. ........................................................ 21,263 2,239
Minerals Technologies, Inc. ................................................ 16,240 944
O-I Glass, Inc.(b) ....................................................... 118,763 1,545
Olympic Steel, Inc. ...................................................... 42,639 1,326
Ryerson Holding Corp. ................................................... 76,324 1,572

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Sealed Air Corp. ....................................................... 97,716 $ 2,860
SunCoke Energy, Inc. .................................................... 143,161 1,058
Sylvamo Corp. ......................................................... 31,421 1,448
30,156
Real Estate (5.8%):
Acadia Realty Trust ..................................................... 32,145 602
American Healthcare REIT, Inc. ............................................ 21,526 832
Apple Hospitality REIT, Inc. ............................................... 60,433 710
Broadstone Net Lease, Inc. ................................................ 159,544 2,591
CareTrust REIT, Inc. .................................................... 77,566 2,467
Compass, Inc., Class A(b) ................................................. 236,327 1,876
COPT Defense Properties ................................................. 50,304 1,372
Curbline Properties Corp. ................................................. 65,900 1,456
Cushman & Wakefield PLC(b) ............................................. 191,859 2,339
DiamondRock Hospitality Co. .............................................. 124,818 964
Douglas Emmett, Inc. .................................................... 133,880 2,030
Easterly Government Properties, Inc. ......................................... 42,520 935
Essential Properties Realty Trust, Inc. ........................................ 113,022 3,446
Four Corners Property Trust, Inc. ............................................ 99,482 2,511
Howard Hughes Holdings, Inc.(b) ........................................... 9,600 660
Independence Realty Trust, Inc. ............................................. 65,530 1,099
Innovative Industrial Properties, Inc. ......................................... 5,622 291
Kite Realty Group Trust .................................................. 45,969 1,010
LXP Industrial Trust ..................................................... 279,616 2,170
National Health Investors, Inc. ............................................. 10,541 736
Newmark Group, Inc., Class A ............................................. 50,925 772
Phillips Edison & Co., Inc. ................................................ 30,232 1,022
PotlatchDeltic Corp. ..................................................... 18,581 760
Ryman Hospitality Properties, Inc. ........................................... 10,154 965
Sabra Health Care REIT, Inc. .............................................. 109,178 1,968
Sila Realty Trust, Inc. .................................................... 42,370 1,035
SL Green Realty Corp. ................................................... 14,544 833
STAG Industrial, Inc. .................................................... 28,200 968
Summit Hotel Properties, Inc. .............................................. 149,027 778
Sunstone Hotel Investors, Inc. .............................................. 49,204 431
Tanger, Inc. ........................................................... 19,844 596
Terreno Realty Corp. .................................................... 18,355 1,018
The Macerich Co. ...................................................... 45,028 752
The St. Joe Co. ........................................................ 33,400 1,687
Urban Edge Properties ................................................... 41,364 816
Veris Residential, Inc. .................................................... 74,147 1,044
45,542
Utilities (2.8%):
Avista Corp. .......................................................... 55,927 2,086
Black Hills Corp. ....................................................... 85,681 4,951
H2O America ......................................................... 22,880 1,105
MGE Energy, Inc. ...................................................... 22,275 1,892
National Fuel Gas Co. ................................................... 11,000 955
Northwestern Energy Group, Inc. ........................................... 71,052 3,815
ONE Gas, Inc. ......................................................... 19,534 1,420
Portland General Electric Co. .............................................. 32,501 1,336
Spire, Inc. ............................................................ 42,319 3,151
Unitil Corp. ........................................................... 27,955 1,442
22,153
Total Common Stocks (Cost $680,428)
a
a
a
782,219
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR, expiring 1/1/26(b)(d) ............................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares, expiring 11/1/27(b)(d)(e)(f ) ............ 7,105 —

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Security Description Shares
a
Value
(000)
OmniAb Operations, Inc., 15.00 Earnout S hares, expiring 11/1/27(b)(d)(e ) (f ) ............ 7,105 $ —
1
Total Rights (Cost $36)
a
a
a
1
Warrants (0.1%)
Industrials (0.1%):
Enovix Corp., expiring 10/1/26(a)(b) ......................................... 15,008 70
Total Warrants (Cost $—)
a
a
a
70
Collateral for Securities Loaned (2.3%)^
Goldman Sachs Financial Square Government Fun d, Institutional Shares, 4.20%(g ) ........ 4,629,391 4,630
HSBC U.S. Government Money Market Fun d, Institutional Shares, 4.24%(g ) ............ 4,629,391 4,630
Invesco Government & Agency Portfoli o, Institutional Shares, 4.26%(g ) ............... 4,629,391 4,629
Morgan Stanley Institutional Liquidity Government Portfoli o, Institutional Shares, 4.22%(g ) . 4,629,391 4,629
Total Collateral for Securities Loaned (Cost $18,518)
a
a
a
18,518
Total Investments (Cost $698,982) — 101.4% 800,808
Liabilities in excess of other assets —  (1.4)% (10,685)
NET ASSETS - 100.00% $ 790,123
At July 31, 2025, the Fund's investments in foreign securities were 7.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2025.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2025.
(g) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.7%)
Communication Services (4.4%):
Alphabet, Inc. , Class A ................................................... 95,314 $ 18,291
AT&T, Inc. ........................................................... 178,416 4,890
Comcast Corp. , Class A .................................................. 165,263 5,492
Electronic Arts, Inc. ..................................................... 36,078 5,502
Meta Platforms, Inc. , Class A .............................................. 4,550 3,519
Nexstar Media Group, Inc. ................................................ 17,134 3,206
Take-Two Interactive Software, Inc. (a) ........................................ 47,400 10,557
Verizon Communications, Inc. .............................................. 147,982 6,328
57,785
Consumer Discretionary (6.2%):
Airbnb, Inc. , Class A (a) .................................................. 17,717 2,346
Aptiv PLC (a) .......................................................... 77,647 5,330
BorgWarner, Inc. ....................................................... 166,822 6,139
Deckers Outdoor Corp. (a) ................................................. 51,222 5,438
Etsy, Inc. (a) ........................................................... 63,154 3,680
Expedia Group, Inc. ..................................................... 33,430 6,025
H&R Block, Inc. ....................................................... 54,279 2,950
Lear Corp. ............................................................ 33,114 3,122
Lowe's Cos., Inc. ....................................................... 23,851 5,332
Mattel, Inc. (a) ......................................................... 578,000 9,832
NVR, Inc. (a) .......................................................... 713 5,383
PulteGroup, Inc. ........................................................ 52,355 5,912
PVH Corp. ........................................................... 70,202 5,154
Toll Brothers, Inc. ...................................................... 70,500 8,344
Ulta Beauty, Inc. (a) ..................................................... 9,716 5,004
79,991
Consumer Staples (6.1%):
Altria Group, Inc. ....................................................... 129,528 8,023
Coca-Cola Consolidated, Inc. .............................................. 37,747 4,218
Colgate-Palmolive Co. ................................................... 71,793 6,020
Ingredion, Inc. ......................................................... 42,035 5,529
Keurig Dr. Pepper, Inc. ................................................... 396,492 12,946
Mondelez International, Inc. , Class A ......................................... 157,400 10,182
Sysco Corp. ........................................................... 81,562 6,492
The Procter & Gamble Co. ................................................ 79,934 12,028
U.S. Foods Holding Corp. (a) ............................................... 161,900 13,491
78,929
Energy (5.2%):
Devon Energy Corp. ..................................................... 184,247 6,120
Enterprise Products Partners LP ............................................. 429,524 13,311
EOG Resources, Inc. .................................................... 61,391 7,368
Exxon Mobil Corp. ..................................................... 138,900 15,507
Marathon Petroleum Corp. ................................................ 38,238 6,508
Valero Energy Corp. ..................................................... 114,980 15,788
Weatherford International PLC ............................................. 54,408 3,077
67,679
Financials (22.2%):
Affiliated Managers Group, Inc. ............................................ 31,117 6,531
American Express Co. ................................................... 17,032 5,098
Ameriprise Financial, Inc. ................................................. 15,117 7,833
Axis Capital Holdings Ltd. ................................................ 31,556 2,961
Cboe Global Markets, Inc. ................................................ 52,500 12,655
Citigroup, Inc. ......................................................... 261,500 24,503
East West Bancorp, Inc. .................................................. 71,315 7,149
Evercore, Inc. ......................................................... 20,306 6,115
Everest Group Ltd. ...................................................... 58,074 19,501
Fairfax Financial Holdings Ltd. ............................................. 11,600 20,520
Fidelity National Financial, Inc. ............................................ 138,161 7,796
Interactive Brokers Group, Inc. ............................................. 7,371 483

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
JPMorgan Chase & Co. .................................................. 97,219 $ 28,800
KeyCorp ............................................................. 1,207,900 21,646
MGIC Investment Corp. .................................................. 170,527 4,417
PayPal Holdings, Inc. (a) .................................................. 73,703 5,068
Principal Financial Group, Inc. ............................................. 55,815 4,344
Regions Financial Corp. .................................................. 195,455 4,951
Rithm Capital Corp. ..................................................... 116,771 1,405
SEI Investments Co. ..................................................... 75,821 6,681
Synchrony Financial ..................................................... 107,712 7,504
Synovus Financial Corp. .................................................. 43,215 2,041
The Allstate Corp. ...................................................... 25,537 5,190
The Goldman Sachs Group, Inc. ............................................ 13,192 9,546
The PNC Financial Services Group, Inc. ...................................... 75,600 14,384
The Progressive Corp. ................................................... 30,378 7,353
U.S. Bancorp .......................................................... 281,375 12,651
Unum Group .......................................................... 228,900 16,437
Voya Financial, Inc. ..................................................... 55,259 3,868
W.R. Berkley Corp. ..................................................... 97,718 6,724
Zions Bancorp NA ...................................................... 62,841 3,370
287,525
Health Care (14.9%):
AbbVie, Inc. .......................................................... 74,770 14,133
Agilent Technologies, Inc. ................................................. 23,386 2,685
Bristol-Myers Squibb Co. ................................................. 165,247 7,157
Centene Corp. (a) ....................................................... 51,798 1,350
CVS Health Corp. ...................................................... 176,788 10,979
Elevance Health, Inc. .................................................... 10,816 3,062
Exelixis, Inc. (a) ........................................................ 99,122 3,590
GE HealthCare Technologies, Inc. ........................................... 78,700 5,613
Gilead Sciences, Inc. .................................................... 118,392 13,294
Humana, Inc. .......................................................... 12,123 3,029
Incyte Corp. (a) ......................................................... 36,652 2,745
Jazz Pharmaceuticals PLC (a) .............................................. 39,098 4,482
Johnson & Johnson ..................................................... 118,978 19,600
McKesson Corp. ....................................................... 17,160 11,901
Medpace Holdings, Inc. (a) ................................................ 9,747 4,164
Medtronic PLC ........................................................ 144,200 13,013
Merck & Co., Inc. ...................................................... 192,787 15,061
Pfizer, Inc. ............................................................ 207,776 4,839
Regeneron Pharmaceuticals, Inc. ............................................ 6,331 3,453
Royalty Pharma PLC , Class A .............................................. 212,585 7,823
Tenet Healthcare Corp. (a) ................................................. 20,657 3,332
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 844,800 13,052
The Cigna Group ....................................................... 68,672 18,361
United Therapeutics Corp. (a) .............................................. 8,828 2,425
UnitedHealth Group, Inc. ................................................. 16,421 4,098
193,241
Industrials (16.1%):
A.O. Smith Corp. ....................................................... 81,970 5,803
Acuity, Inc. ........................................................... 12,305 3,831
Allison Transmission Holdings, Inc. ......................................... 31,060 2,798
Automatic Data Processing, Inc. ............................................ 20,448 6,329
Builders FirstSource, Inc. (a) ............................................... 33,087 4,206
CACI International, Inc. , Class A (a) ......................................... 30,700 14,139
Carlisle Cos., Inc. ....................................................... 14,360 5,094
Caterpillar, Inc. ........................................................ 24,487 10,726
Comfort Systems USA, Inc. ............................................... 8,287 5,828
Eaton Corp. PLC ....................................................... 35,900 13,811
EMCOR Group, Inc. .................................................... 9,559 5,998
Expeditors International of Washington, Inc. .................................... 34,459 4,006
FedEx Corp. .......................................................... 41,700 9,320
Ferguson Enterprises, Inc. ................................................. 25,689 5,737

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
General Dynamics Corp. .................................................. 25,700 $ 8,008
Genpact Ltd. .......................................................... 78,227 3,446
Honeywell International, Inc. .............................................. 54,700 12,163
Johnson Controls International PLC .......................................... 78,100 8,200
Leidos Holdings, Inc. .................................................... 71,721 11,450
Lincoln Electric Holdings, Inc. ............................................. 16,942 4,125
Lockheed Martin Corp. ................................................... 15,614 6,573
Lyft, Inc. , Class A (a) .................................................... 246,074 3,460
Masco Corp. .......................................................... 78,595 5,355
Otis Worldwide Corp. .................................................... 64,936 5,564
Owens Corning ........................................................ 42,656 5,948
PACCAR, Inc. ......................................................... 50,647 5,002
RTX Corp. ............................................................ 61,767 9,733
SS&C Technologies Holdings, Inc. .......................................... 197,100 16,848
United Parcel Service, Inc. , Class B .......................................... 29,251 2,520
WESCO International, Inc. ................................................ 14,299 2,959
208,980
Information Technology (10.6%):
Accenture PLC , Class A .................................................. 24,911 6,654
Adobe, Inc. (a) ......................................................... 9,634 3,446
Amdocs Ltd. .......................................................... 62,375 5,324
Amphenol Corp. , Class A ................................................. 67,700 7,211
Analog Devices, Inc. .................................................... 39,000 8,761
Apple, Inc. ........................................................... 16,261 3,375
Applied Materials, Inc. ................................................... 78,432 14,122
Arrow Electronics, Inc. (a) ................................................. 22,315 2,589
Cisco Systems, Inc. ..................................................... 144,244 9,820
Cognizant Technology Solutions Corp. , Class A ................................. 68,971 4,949
Corpay, Inc. (a) ......................................................... 26,700 8,625
Dropbox, Inc. , Class A (a) ................................................. 153,880 4,181
Gen Digital, Inc. ....................................................... 134,240 3,959
Jabil, Inc. ............................................................ 24,997 5,579
Lam Research Corp. ..................................................... 66,802 6,336
NetApp, Inc. .......................................................... 52,601 5,477
ON Semiconductor Corp. (a) ............................................... 77,238 4,353
QUALCOMM, Inc. ..................................................... 40,888 6,001
Salesforce, Inc. ........................................................ 38,900 10,049
Teradata Corp. (a) ....................................................... 111,336 2,330
Zebra Technologies Corp. (a) ............................................... 32,900 11,154
Zoom Communications, Inc. (a) ............................................. 34,870 2,582
136,877
Materials (3.6%):
Avery Dennison Corp. ................................................... 30,225 5,071
CF Industries Holdings, Inc. ............................................... 68,647 6,373
Louisiana-Pacific Corp. .................................................. 48,151 4,353
LyondellBasell Industries NV , Class A ........................................ 46,801 2,711
NewMarket Corp. ...................................................... 4,994 3,431
PPG Industries, Inc. ..................................................... 82,800 8,735
Sealed Air Corp. ....................................................... 252,629 7,394
Steel Dynamics, Inc. ..................................................... 39,225 5,004
The Mosaic Co. ........................................................ 99,227 3,573
46,645
Real Estate (4.0%):
American Healthcare REIT, Inc. ............................................ 32,678 1,263
Brixmor Property Group, Inc. .............................................. 53,658 1,402
Camden Property Trust ................................................... 110,373 12,053
CareTrust REIT, Inc. .................................................... 40,935 1,302
Cousins Properties, Inc. .................................................. 42,681 1,157
Crown Castle, Inc. ...................................................... 2,098 220
Digital Realty Trust, Inc. .................................................. 3,675 648
Equinix, Inc. .......................................................... 3,914 3,073
Equity LifeStyle Properties, Inc. ............................................ 166,200 9,959

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Equity Residential ...................................................... 27,492 $ 1,737
First Industrial Realty Trust, Inc. ............................................ 27,251 1,328
Invitation Homes, Inc. ................................................... 52,030 1,595
Kimco Realty Corp. ..................................................... 73,897 1,569
Omega Healthcare Investors, Inc. ........................................... 39,633 1,542
Prologis, Inc. .......................................................... 16,918 1,807
Public Storage ......................................................... 7,756 2,109
Realty Income Corp. .................................................... 7,113 399
Simon Property Group, Inc. ............................................... 14,198 2,325
Ventas, Inc. ........................................................... 30,328 2,037
Welltower, Inc. ......................................................... 25,340 4,183
51,708
Utilities (4.4%):
American Electric Power Co., Inc. ........................................... 98,300 11,122
Edison International ..................................................... 125,154 6,523
Evergy, Inc. ........................................................... 79,472 5,627
Exelon Corp. .......................................................... 339,200 15,244
National Fuel Gas Co. ................................................... 92,285 8,009
NRG Energy, Inc. ....................................................... 19,519 3,263
OGE Energy Corp. ...................................................... 77,456 3,518
PG&E Corp. .......................................................... 228,737 3,207
56,513
Total Common Stocks (Cost $1,068,013)
a
a
a
1,265,873
Total Investments (Cost $1,068,013) — 97.7% 1,265,873
Other assets in excess of liabilities —  2.3% 30,061
NET ASSETS - 100.00% $ 1,295,934
At July 31, 2025, the Fund's investments in foreign securities were 7.7% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (10.1%):
Alphabet, Inc., Class A ................................................... 1,439,567 $ 276,253
Alphabet, Inc., Class C ................................................... 1,257,959 242,610
AT&T, Inc. ........................................................... 1,779,936 48,788
Charter Communications, Inc., Class A(a) ..................................... 23,267 6,267
Comcast Corp., Class A .................................................. 914,765 30,398
Electronic Arts, Inc. ..................................................... 55,663 8,488
Fox Corp., Class A ...................................................... 51,302 2,861
Fox Corp., Class B ...................................................... 31,256 1,598
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 4,825 435
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 53,468 5,366
Live Nation Entertainment, Inc.(a) ........................................... 37,965 5,607
Meta Platforms, Inc., Class A .............................................. 537,655 415,844
Netflix, Inc.(a) ......................................................... 104,808 121,514
News Corp., Class A ..................................................... 91,007 2,668
News Corp., Class B .................................................... 23,040 770
Omnicom Group, Inc. .................................................... 46,841 3,375
Pinterest, Inc., Class A(a) ................................................. 143,193 5,527
ROBLOX Corp., Class A(a) ............................................... 142,978 19,701
Spotify Technology SA(a) ................................................. 37,733 23,641
Take-Two Interactive Software, Inc.(a) ........................................ 40,181 8,950
The Trade Desk, Inc., Class A(a) ............................................ 109,617 9,532
The Walt Disney Co. .................................................... 444,912 52,994
T-Mobile US, Inc. ...................................................... 113,938 27,164
Verizon Communications, Inc. .............................................. 1,043,481 44,619
Warner Bros Discovery, Inc.(a) ............................................. 547,801 7,215
1,372,185
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 255,007 31,422
Cisco Systems, Inc. ..................................................... 978,748 66,633
F5, Inc.(a) ............................................................ 13,902 4,357
Motorola Solutions, Inc. .................................................. 41,048 18,020
120,432
Consumer Discretionary (10.1%):
Airbnb, Inc., Class A(a) .................................................. 102,160 13,527
Amazon.com, Inc.(a) .................................................... 2,354,712 551,262
AutoZone, Inc.(a) ....................................................... 4,113 15,499
Best Buy Co., Inc. ...................................................... 47,165 3,069
Booking Holdings, Inc. ................................................... 8,041 44,258
Burlington Stores, Inc.(a) ................................................. 15,299 4,176
Carnival Corp. (a) ....................................................... 264,765 7,882
Carvana Co.(a) ......................................................... 30,215 11,789
Chipotle Mexican Grill, Inc.(a) ............................................. 330,070 14,153
D.R. Horton, Inc. ....................................................... 66,752 9,535
Darden Restaurants, Inc. .................................................. 28,594 5,767
Deckers Outdoor Corp.(a) ................................................. 35,787 3,799
Domino's Pizza, Inc. ..................................................... 8,290 3,840
DoorDash, Inc., Class A(a) ................................................ 83,847 20,983
DraftKings, Inc.(a) ...................................................... 116,879 5,264
Duolingo, Inc.(a) ....................................................... 9,072 3,144
eBay, Inc. ............................................................ 113,080 10,375
Expedia Group, Inc. ..................................................... 29,502 5,317
Ford Motor Co. ........................................................ 959,309 10,620
Garmin Ltd. ........................................................... 40,012 8,753
General Motors Co. ..................................................... 236,591 12,620
Genuine Parts Co. ...................................................... 33,737 4,348
Hilton Worldwide Holdings, Inc. ............................................ 58,114 15,579
Las Vegas Sands Corp. ................................................... 89,611 4,696
Lennar Corp., Class A .................................................... 56,063 6,289
Lennar Corp., Class B ................................................... 1,832 196
Lowe's Cos., Inc. ....................................................... 138,547 30,975

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Lululemon Athletica, Inc.(a) ............................................... 25,577 $ 5,129
Marriott International, Inc., Class A .......................................... 55,869 14,740
McDonald's Corp. ...................................................... 177,066 53,132
NIKE, Inc., Class B ..................................................... 286,235 21,379
NVR, Inc.(a) .......................................................... 683 5,156
O'Reilly Automotive, Inc.(a) ............................................... 209,577 20,606
PulteGroup, Inc. ........................................................ 48,761 5,506
Rivian Automotive, Inc., Class A(a)(b) ........................................ 184,855 2,379
Ross Stores, Inc. ....................................................... 78,836 10,764
Royal Caribbean Cruises Ltd. .............................................. 61,031 19,400
Starbucks Corp. ........................................................ 280,517 25,011
Tesla, Inc. (a) .......................................................... 694,656 214,142
The Home Depot, Inc. ................................................... 246,439 90,569
The TJX Cos., Inc. ...................................................... 275,801 34,345
Tractor Supply Co. ...................................................... 129,836 7,394
Ulta Beauty, Inc.(a) ..................................................... 10,974 5,652
Williams-Sonoma, Inc. ................................................... 28,934 5,412
Yum! Brands, Inc. ...................................................... 68,342 9,851
1,378,282
Consumer Staples (5.1%):
Altria Group, Inc. ....................................................... 416,031 25,769
Archer-Daniels-Midland Co. ............................................... 117,018 6,340
Brown-Forman Corp., Class A .............................................. 8,474 243
Brown-Forman Corp., Class B ............................................. 69,405 2,002
Church & Dwight Co., Inc. ................................................ 60,212 5,646
Colgate-Palmolive Co. ................................................... 199,881 16,760
Constellation Brands, Inc., Class A .......................................... 38,078 6,360
Costco Wholesale Corp. .................................................. 109,721 103,098
Dollar General Corp. .................................................... 53,701 5,633
Dollar Tree, Inc.(a) ...................................................... 51,022 5,793
General Mills, Inc. ...................................................... 133,881 6,557
Hormel Foods Corp. ..................................................... 69,406 1,950
Kellanova ............................................................ 72,751 5,808
Kenvue, Inc. .......................................................... 472,704 10,135
Keurig Dr. Pepper, Inc. ................................................... 316,638 10,338
Kimberly-Clark Corp. .................................................... 81,581 10,167
McCormick & Co., Inc. .................................................. 64,640 4,565
Mondelez International, Inc., Class A ......................................... 319,525 20,670
Monster Beverage Corp.(a) ................................................ 170,598 10,023
PepsiCo, Inc. .......................................................... 338,420 46,675
Philip Morris International, Inc. ............................................. 384,962 63,153
Sprouts Farmers Market, Inc.(a) ............................................ 23,694 3,591
Sysco Corp. ........................................................... 118,977 9,470
Target Corp. .......................................................... 111,712 11,227
The Clorox Co. ........................................................ 29,906 3,755
The Coca-Cola Co. ...................................................... 1,058,421 71,856
The Estee Lauder Cos., Inc. ............................................... 57,025 5,323
The Hershey Co. ....................................................... 36,140 6,727
The Kraft Heinz Co. ..................................................... 289,752 7,957
The Kroger Co. ........................................................ 162,734 11,408
The Procter & Gamble Co. ................................................ 580,731 87,383
Tyson Foods, Inc., Class A ................................................ 67,768 3,544
U.S. Foods Holding Corp.(a) ............................................... 56,093 4,674
Walmart, Inc. .......................................................... 1,076,981 105,523
700,123
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp., Class A ................................................. 297,595 31,697
CDW Corp. ........................................................... 32,129 5,603
Corning, Inc. .......................................................... 192,842 12,195
Jabil, Inc. ............................................................ 25,505 5,692
Keysight Technologies, Inc.(a) ............................................. 41,908 6,869
TE Connectivity PLC .................................................... 73,087 15,038

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Teledyne Technologies, Inc.(a) ............................................. 11,375 $ 6,268
Trimble, Inc.(a) ........................................................ 58,086 4,873
Zebra Technologies Corp.(a) ............................................... 12,296 4,168
92,403
Energy (3.1%):
Baker Hughes Co. ...................................................... 243,625 10,975
Cheniere Energy, Inc. .................................................... 54,196 12,784
Chevron Corp. ......................................................... 505,571 76,665
ConocoPhillips Co. ..................................................... 312,118 29,757
Coterra Energy, Inc. ..................................................... 183,214 4,469
Devon Energy Corp. ..................................................... 148,971 4,949
Diamondback Energy, Inc. ................................................ 45,968 6,834
EOG Resources, Inc. .................................................... 134,415 16,133
EQT Corp. ............................................................ 145,663 7,829
Expand Energy Corp. .................................................... 54,205 5,680
Exxon Mobil Corp. ..................................................... 1,067,236 119,146
Halliburton Co. ........................................................ 208,993 4,681
Kinder Morgan, Inc. ..................................................... 478,013 13,413
Marathon Petroleum Corp. ................................................ 75,580 12,863
Occidental Petroleum Corp. ............................................... 241,584 10,615
ONEOK, Inc. .......................................................... 153,720 12,622
Phillips 66 Co. ......................................................... 100,362 12,403
Schlumberger NV ...................................................... 334,629 11,310
Targa Resources Corp. ................................................... 52,487 8,734
Texas Pacific Land Corp. ................................................. 5,618 5,439
The Williams Cos., Inc. .................................................. 300,117 17,992
Valero Energy Corp. ..................................................... 76,766 10,541
415,834
Financials (14.0%):
Affirm Holdings, Inc.(a) .................................................. 65,446 4,487
Aflac, Inc. ............................................................ 119,590 11,882
American Express Co. ................................................... 173,277 51,864
American International Group, Inc. .......................................... 141,529 10,987
Ameriprise Financial, Inc. ................................................. 23,430 12,141
Aon PLC, Class A ...................................................... 51,658 18,375
Apollo Global Management, Inc. ............................................ 99,553 14,467
Arch Capital Group Ltd. .................................................. 88,939 7,654
Ares Management Corp., Class A ........................................... 49,795 9,239
Arthur J. Gallagher & Co. ................................................. 62,619 17,987
Bank of America Corp. ................................................... 1,863,199 88,073
Berkshire Hathaway, Inc., Class A(a) ......................................... 83 59,748
Berkshire Hathaway, Inc., Class B(a) ......................................... 331,663 156,505
Blackrock, Inc. ........................................................ 35,582 39,354
Blackstone, Inc. ........................................................ 178,659 30,901
Block, Inc.(a) .......................................................... 132,090 10,205
Brown & Brown, Inc. .................................................... 58,192 5,317
Capital One Financial Corp. ............................................... 156,254 33,595
Cboe Global Markets, Inc. ................................................ 25,602 6,171
Chubb Ltd. ........................................................... 98,656 26,246
Cincinnati Financial Corp. ................................................ 37,545 5,538
Citigroup, Inc. ......................................................... 461,185 43,213
Citizens Financial Group, Inc. .............................................. 105,103 5,016
CME Group, Inc. ....................................................... 88,850 24,725
Coinbase Global, Inc., Class A(a) ........................................... 49,904 18,852
Corebridge Financial, Inc. ................................................. 90,710 3,226
Erie Indemnity Co., Class A ............................................... 6,034 2,150
Everest Group Ltd. ...................................................... 7,797 2,618
FactSet Research Systems, Inc. ............................................. 9,214 3,712
Fidelity National Information Services, Inc. .................................... 129,260 10,265
Fifth Third Bancorp ..................................................... 162,940 6,773
First Citizens Bancshares, Inc., Class A ....................................... 2,248 4,484
Fiserv, Inc.(a) .......................................................... 135,868 18,878

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Global Payments, Inc. .................................................... 59,051 $ 4,721
Huntington Bancshares, Inc. ............................................... 352,737 5,796
Interactive Brokers Group, Inc. ............................................. 103,322 6,774
Intercontinental Exchange, Inc. ............................................. 140,878 26,039
JPMorgan Chase & Co. .................................................. 686,530 203,378
KeyCorp ............................................................. 266,906 4,783
KKR & Co., Inc. ....................................................... 167,817 24,599
Loews Corp. .......................................................... 42,137 3,815
LPL Financial Holdings, Inc. ............................................... 19,494 7,714
M&T Bank Corp. ....................................................... 39,277 7,412
Markel Group, Inc.(a) .................................................... 3,048 6,121
Marsh & McLennan Cos., Inc. ............................................. 121,756 24,254
Mastercard, Inc., Class A ................................................. 203,361 115,198
MetLife, Inc. .......................................................... 138,358 10,508
Moody's Corp. ......................................................... 44,436 22,917
Morgan Stanley ........................................................ 303,541 43,242
MSCI, Inc. ........................................................... 18,410 10,335
Nasdaq, Inc. .......................................................... 105,517 10,153
Northern Trust Corp. .................................................... 46,870 6,093
PayPal Holdings, Inc.(a) .................................................. 239,270 16,452
Principal Financial Group, Inc. ............................................. 54,293 4,226
Prudential Financial, Inc. ................................................. 86,924 9,004
Raymond James Financial, Inc. ............................................. 44,602 7,454
Regions Financial Corp. .................................................. 219,457 5,559
Robinhood Markets, Inc., Class A(a) ......................................... 182,096 18,765
S&P Global, Inc. ....................................................... 75,837 41,794
SoFi Technologies, Inc.(a) ................................................. 264,855 5,980
State Street Corp. ....................................................... 69,673 7,786
Synchrony Financial ..................................................... 92,990 6,479
T. Rowe Price Group, Inc. ................................................. 52,940 5,371
The Allstate Corp. ...................................................... 64,871 13,185
The Bank of New York Mellon Corp. ......................................... 176,229 17,878
The Carlyle Group, Inc. .................................................. 62,135 3,769
The Charles Schwab Corp. ................................................ 423,693 41,408
The Goldman Sachs Group, Inc. ............................................ 75,596 54,701
The Hartford Insurance Group, Inc. .......................................... 69,607 8,658
The PNC Financial Services Group, Inc. ...................................... 97,342 18,521
The Progressive Corp. ................................................... 144,725 35,029
The Travelers Cos., Inc. .................................................. 55,667 14,487
Toast, Inc., Class A(a) .................................................... 109,930 5,369
Tradeweb Markets, Inc., Class A ............................................ 28,202 3,907
Truist Financial Corp. .................................................... 322,614 14,101
U.S. Bancorp .......................................................... 383,904 17,260
Visa, Inc., Class A ...................................................... 423,114 146,173
W.R. Berkley Corp. ..................................................... 72,594 4,995
Wells Fargo & Co. ...................................................... 804,979 64,905
Willis Towers Watson PLC ................................................ 24,249 7,658
1,909,374
Health Care (8.7%):
Abbott Laboratories ..................................................... 428,119 54,024
AbbVie, Inc. .......................................................... 437,413 82,680
Agilent Technologies, Inc. ................................................. 69,571 7,987
Align Technology, Inc.(a) ................................................. 16,481 2,126
Alnylam Pharmaceuticals, Inc.(a) ........................................... 30,704 12,043
Amgen, Inc. ........................................................... 132,848 39,203
Baxter International, Inc. ................................................. 123,664 2,691
Becton Dickinson & Co. .................................................. 70,563 12,578
Biogen, Inc.(a) ......................................................... 35,723 4,573
Boston Scientific Corp.(a) ................................................. 364,825 38,277
Bristol-Myers Squibb Co. ................................................. 502,790 21,776
Cardinal Health, Inc. .................................................... 58,570 9,091
Cencora, Inc. .......................................................... 45,070 12,894
Centene Corp.(a) ....................................................... 119,339 3,111

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
CVS Health Corp. ...................................................... 312,115 $ 19,382
Danaher Corp. ......................................................... 161,430 31,828
Dexcom, Inc.(a) ........................................................ 95,047 7,677
Edwards Lifesciences Corp.(a) ............................................. 141,635 11,233
Elevance Health, Inc. .................................................... 55,694 15,766
Eli Lilly & Co. ......................................................... 210,688 155,924
GE HealthCare Technologies, Inc. ........................................... 112,287 8,008
Gilead Sciences, Inc. .................................................... 307,434 34,522
HCA Healthcare, Inc. .................................................... 42,084 14,897
Hologic, Inc.(a) ........................................................ 53,678 3,587
Humana, Inc. .......................................................... 29,563 7,387
IDEXX Laboratories, Inc.(a) ............................................... 19,622 10,484
Illumina, Inc.(a) ........................................................ 37,469 3,848
Incyte Corp.(a) ......................................................... 46,270 3,465
Insulet Corp.(a) ........................................................ 17,118 4,937
Intuitive Surgical, Inc.(a) ................................................. 88,234 42,449
IQVIA Holdings, Inc.(a) .................................................. 42,174 7,839
Johnson & Johnson ..................................................... 595,580 98,116
Labcorp Holdings, Inc. ................................................... 20,403 5,306
McKesson Corp. ....................................................... 30,877 21,414
Medtronic PLC ........................................................ 316,822 28,590
Merck & Co., Inc. ...................................................... 621,599 48,559
Mettler-Toledo International, Inc.(a) ......................................... 5,075 6,261
Molina Healthcare, Inc.(a) ................................................ 12,821 2,024
Natera, Inc.(a) ......................................................... 31,547 4,217
Pfizer, Inc. ............................................................ 1,404,800 32,718
Quest Diagnostics, Inc. ................................................... 27,102 4,537
Regeneron Pharmaceuticals, Inc. ............................................ 25,686 14,011
ResMed, Inc. .......................................................... 35,848 9,749
STERIS PLC .......................................................... 23,994 5,434
Stryker Corp. .......................................................... 88,500 34,757
The Cigna Group ....................................................... 64,969 17,371
The Cooper Cos., Inc.(a) .................................................. 48,174 3,405
Thermo Fisher Scientific, Inc. .............................................. 93,317 43,643
UnitedHealth Group, Inc. ................................................. 224,245 55,963
Veeva Systems, Inc., Class A(a) ............................................. 36,790 10,456
Vertex Pharmaceuticals, Inc.(a) ............................................. 63,349 28,942
Waters Corp.(a) ........................................................ 14,489 4,184
West Pharmaceutical Services, Inc. .......................................... 17,426 4,169
Zimmer Biomet Holdings, Inc. ............................................. 48,250 4,422
Zoetis, Inc. ........................................................... 109,850 16,015
1,190,550
Industrials (8.8%):
3M Co. .............................................................. 132,891 19,830
AMETEK, Inc. ........................................................ 56,593 10,461
Automatic Data Processing, Inc. ............................................ 100,323 31,050
Axon Enterprise, Inc.(a) .................................................. 18,152 13,714
Booz Allen Hamilton Holding Corp. ......................................... 29,760 3,194
Broadridge Financial Solutions, Inc. ......................................... 28,688 7,101
Carlisle Cos., Inc. ....................................................... 10,430 3,700
Carrier Global Corp. ..................................................... 196,923 13,513
Caterpillar, Inc. ........................................................ 116,248 50,919
Cintas Corp. .......................................................... 84,814 18,875
Comfort Systems USA, Inc. ............................................... 8,513 5,987
Copart, Inc.(a) ......................................................... 217,794 9,873
CSX Corp. ............................................................ 463,072 16,458
Cummins, Inc. ......................................................... 33,391 12,275
Curtiss-Wright Corp. .................................................... 9,154 4,487
Deere & Co. .......................................................... 62,051 32,538
Delta Air Lines, Inc. ..................................................... 159,990 8,513
Dover Corp. ........................................................... 33,450 6,059
Eaton Corp. PLC ....................................................... 96,660 37,187
EMCOR Group, Inc. .................................................... 10,834 6,798

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Emerson Electric Co. .................................................... 138,696 $ 20,182
Equifax, Inc. .......................................................... 30,325 7,285
Expeditors International of Washington, Inc. .................................... 33,106 3,848
Fastenal Co. ........................................................... 282,738 13,043
FedEx Corp. .......................................................... 54,076 12,085
Ferguson Enterprises, Inc. ................................................. 48,031 10,727
Fortive Corp. .......................................................... 82,530 3,956
GE Vernova, Inc. ....................................................... 67,531 44,590
General Dynamics Corp. .................................................. 65,880 20,529
General Electric Co. ..................................................... 263,564 71,447
Graco, Inc. ........................................................... 40,184 3,375
HEICO Corp. .......................................................... 10,288 3,362
HEICO Corp., Class A ................................................... 18,622 4,806
Honeywell International, Inc. .............................................. 158,911 35,334
Howmet Aerospace, Inc. .................................................. 98,734 17,749
Hubbell, Inc. .......................................................... 13,018 5,695
IDEX Corp. ........................................................... 18,298 2,992
Illinois Tool Works, Inc. .................................................. 72,141 18,466
Ingersoll Rand, Inc. ..................................................... 99,018 8,380
J.B. Hunt Transport Services, Inc. ........................................... 19,016 2,739
Jacobs Solutions, Inc. .................................................... 28,949 4,107
Johnson Controls International PLC .......................................... 162,049 17,015
L3Harris Technologies, Inc. ............................................... 45,941 12,625
Leidos Holdings, Inc. .................................................... 31,021 4,952
Lennox International, Inc. ................................................. 7,854 4,783
Lockheed Martin Corp. ................................................... 57,903 24,376
Norfolk Southern Corp. .................................................. 55,629 15,465
Northrop Grumman Corp. ................................................. 35,485 20,461
Old Dominion Freight Line, Inc. ............................................ 44,792 6,685
Otis Worldwide Corp. .................................................... 96,943 8,307
PACCAR, Inc. ......................................................... 127,059 12,548
Parker-Hannifin Corp. ................................................... 31,521 23,070
Paychex, Inc. .......................................................... 79,418 11,462
Pentair PLC ........................................................... 39,856 4,073
Quanta Services, Inc. .................................................... 36,185 14,696
Republic Services, Inc. ................................................... 49,825 11,492
Rockwell Automation, Inc. ................................................ 27,695 9,741
Rollins, Inc. ........................................................... 70,746 4,052
RTX Corp. ............................................................ 330,554 52,085
Snap-on, Inc. .......................................................... 12,468 4,005
Southwest Airlines Co. ................................................... 137,439 4,251
SS&C Technologies Holdings, Inc. .......................................... 52,245 4,466
Textron, Inc. .......................................................... 43,554 3,387
The Boeing Co.(a) ...................................................... 186,463 41,365
Trane Technologies PLC .................................................. 55,045 24,114
TransDigm Group, Inc. ................................................... 13,659 21,970
TransUnion ........................................................... 47,300 4,502
Uber Technologies, Inc.(a) ................................................ 497,583 43,663
Union Pacific Corp. ..................................................... 147,475 32,735
United Airlines Holdings, Inc.(a) ............................................ 79,697 7,038
United Parcel Service, Inc., Class B .......................................... 181,268 15,618
United Rentals, Inc. ..................................................... 15,953 14,086
Veralto Corp. .......................................................... 58,237 6,105
Verisk Analytics, Inc. .................................................... 34,361 9,577
Vertiv Holdings Co., Class A ............................................... 92,082 13,407
W.W. Grainger, Inc. ..................................................... 11,119 11,559
Waste Management, Inc. .................................................. 99,257 22,746
Watsco, Inc. ........................................................... 8,468 3,818
Westinghouse Air Brake Technologies Corp. .................................... 41,604 7,990
XPO, Inc.(a) .......................................................... 27,832 3,348
Xylem, Inc. ........................................................... 59,429 8,595
1,193,462

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Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
IT Services (1.3%):
Accenture PLC, Class A .................................................. 167,564 $ 44,756
Cloudflare, Inc., Class A(a) ................................................ 75,129 15,603
Cognizant Technology Solutions Corp., Class A ................................. 120,681 8,660
CoreWeave, Inc., Class A(a)(b) ............................................. 65,372 7,461
Gartner, Inc.(a) ........................................................ 18,350 6,214
GoDaddy, Inc., Class A(a) ................................................. 34,647 5,598
International Business Machines Corp. ........................................ 230,035 58,234
MongoDB, Inc.(a) ...................................................... 19,166 4,560
Okta, Inc.(a) .......................................................... 40,484 3,959
Snowflake, Inc., Class A(a) ................................................ 78,367 17,515
Twilio, Inc., Class A(a) ................................................... 35,402 4,567
VeriSign, Inc. .......................................................... 22,811 6,133
183,260
Materials (1.8%):
Air Products and Chemicals, Inc. ............................................ 54,470 15,681
Amcor PLC ........................................................... 562,548 5,260
Avery Dennison Corp. ................................................... 18,659 3,130
Ball Corp. ............................................................ 67,431 3,861
CF Industries Holdings, Inc. ............................................... 39,107 3,630
Corteva, Inc. .......................................................... 167,900 12,111
Dow, Inc. ............................................................ 171,685 3,998
DuPont de Nemours, Inc. ................................................. 102,559 7,374
Ecolab, Inc. ........................................................... 62,679 16,407
Freeport-McMoRan, Inc. ................................................. 352,467 14,183
International Flavors & Fragrances, Inc. ....................................... 61,465 4,366
International Paper Co. ................................................... 128,346 5,999
Linde PLC ............................................................ 115,745 53,273
LyondellBasell Industries NV, Class A ........................................ 62,282 3,608
Martin Marietta Materials, Inc. ............................................. 14,713 8,458
Newmont Corp. ........................................................ 274,481 17,045
Nucor Corp. ........................................................... 56,356 8,063
Packaging Corp. of America ............................................... 21,481 4,162
PPG Industries, Inc. ..................................................... 55,390 5,844
Reliance, Inc. .......................................................... 12,715 3,689
RPM International, Inc. .................................................. 30,846 3,622
Smurfit WestRock PLC ................................................... 125,169 5,555
Steel Dynamics, Inc. ..................................................... 33,921 4,327
The Sherwin-Williams Co. ................................................ 57,550 19,042
Vulcan Materials Co. .................................................... 32,438 8,910
241,598
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc. ......................................... 41,477 3,170
American Tower Corp. ................................................... 115,454 24,059
AvalonBay Communities, Inc. .............................................. 34,818 6,486
CBRE Group, Inc., Class A(a) .............................................. 72,869 11,349
CoStar Group, Inc.(a) .................................................... 102,380 9,746
Crown Castle, Inc. ...................................................... 107,008 11,245
Digital Realty Trust, Inc. .................................................. 83,010 14,646
Equinix, Inc. .......................................................... 24,042 18,877
Equity Residential ...................................................... 92,418 5,841
Essex Property Trust, Inc. ................................................. 15,605 4,060
Extra Space Storage, Inc. ................................................. 51,428 6,910
Gaming and Leisure Properties, Inc. ......................................... 63,635 2,901
Invitation Homes, Inc. ................................................... 149,078 4,569
Iron Mountain, Inc. ..................................................... 71,865 6,997
Mid-America Apartment Communities, Inc. .................................... 28,292 4,030
Prologis, Inc. .......................................................... 228,497 24,399
Public Storage ......................................................... 38,827 10,559
Realty Income Corp. .................................................... 222,392 12,483
SBA Communications Corp. ............................................... 25,981 5,838
Simon Property Group, Inc. ............................................... 79,835 13,076

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Sun Communities, Inc. ................................................... 30,648 $ 3,801
UDR, Inc. ............................................................ 79,967 3,142
Ventas, Inc. ........................................................... 110,291 7,409
VICI Properties, Inc. .................................................... 259,139 8,448
Welltower, Inc. ......................................................... 161,701 26,692
Weyerhaeuser Co. ...................................................... 176,376 4,418
Zillow Group, Inc., Class A(a) .............................................. 11,438 878
Zillow Group, Inc., Class C(a) .............................................. 39,490 3,141
259,170
Semiconductors & Semiconductor Equipment (12.8%):
Advanced Micro Devices, Inc.(a) ............................................ 399,352 70,410
Analog Devices, Inc. .................................................... 122,422 27,500
Applied Materials, Inc. ................................................... 198,159 35,680
Broadcom, Inc. ........................................................ 1,143,276 335,780
First Solar, Inc.(a) ...................................................... 24,719 4,319
Intel Corp. ............................................................ 1,075,632 21,297
KLA Corp. ........................................................... 32,674 28,721
Lam Research Corp. ..................................................... 315,117 29,886
Marvell Technology, Inc. ................................................. 211,792 17,022
Microchip Technology, Inc. ................................................ 129,916 8,781
Micron Technology, Inc. .................................................. 275,212 30,037
Monolithic Power Systems, Inc. ............................................ 11,300 8,037
NVIDIA Corp. ......................................................... 5,804,916 1,032,520
ON Semiconductor Corp.(a) ............................................... 101,619 5,727
QUALCOMM, Inc. ..................................................... 271,556 39,854
Teradyne, Inc. ......................................................... 38,886 4,178
Texas Instruments, Inc. ................................................... 224,602 40,666
1,740,415
Software (12.1%):
Adobe, Inc.(a) ......................................................... 105,162 37,615
AppLovin Corp., Class A(a) ............................................... 52,341 20,450
Atlassian Corp., Class A(a) ................................................ 38,715 7,425
Autodesk, Inc.(a) ....................................................... 52,703 15,975
Bentley Systems, Inc., Class B ............................................. 30,113 1,746
Cadence Design Systems, Inc.(a) ............................................ 67,130 24,474
Corpay, Inc.(a) ......................................................... 16,630 5,372
Crowdstrike Holdings, Inc. , Class A(a) ....................................... 59,066 26,850
Datadog, Inc., Class A(a) ................................................. 75,624 10,586
Docusign, Inc.(a) ....................................................... 48,688 3,683
Dynatrace, Inc.(a) ...................................................... 71,887 3,782
Fair Isaac Corp.(a) ...................................................... 5,818 8,359
Fortinet, Inc.(a) ........................................................ 157,075 15,692
Gen Digital, Inc. ....................................................... 136,759 4,033
Guidewire Software, Inc.(a) ............................................... 20,396 4,614
HubSpot, Inc.(a) ....................................................... 12,446 6,467
Intuit, Inc. ............................................................ 67,300 52,839
Microsoft Corp. ........................................................ 1,816,501 969,103
MicroStrategy, Inc.(a) .................................................... 62,482 25,109
Nutanix, Inc., Class A(a) .................................................. 62,494 4,698
Oracle Corp. .......................................................... 409,161 103,833
Palantir Technologies, Inc., Class A(a) ........................................ 529,714 83,880
Palo Alto Networks, Inc.(a) ................................................ 163,434 28,372
PTC, Inc.(a) ........................................................... 29,065 6,243
Roper Technologies, Inc. .................................................. 26,441 14,553
Salesforce, Inc. ........................................................ 230,730 59,604
ServiceNow, Inc.(a) ..................................................... 51,097 48,191
Synopsys, Inc.(a) ....................................................... 45,608 28,891
Tyler Technologies, Inc.(a) ................................................ 10,492 6,133
Workday, Inc., Class A(a) ................................................. 52,747 12,099
Zoom Communications, Inc.(a) ............................................. 63,092 4,672
Zscaler, Inc.(a) ......................................................... 23,729 6,776
1,652,119

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (6.0%):
Apple, Inc. ........................................................... 3,701,221 $ 768,263
Dell Technologies, Inc., Class C ............................................ 74,159 9,840
Hewlett Packard Enterprise Co. ............................................. 320,369 6,628
HP, Inc. .............................................................. 229,551 5,693
NetApp, Inc. .......................................................... 48,770 5,078
Pure Storage, Inc., Class A(a) .............................................. 75,290 4,481
Seagate Technology Holdings PLC .......................................... 51,868 8,144
Super Micro Computer, Inc.(a) ............................................. 125,858 7,422
Western Digital Corp. .................................................... 84,637 6,660
822,209
Utilities (2.3%):
Alliant Energy Corp. .................................................... 62,425 4,058
Ameren Corp. ......................................................... 67,400 6,816
American Electric Power Co., Inc. ........................................... 131,408 14,867
American Water Works Co., Inc. ............................................ 47,712 6,691
Atmos Energy Corp. ..................................................... 38,743 6,041
CenterPoint Energy, Inc. .................................................. 159,193 6,180
CMS Energy Corp. ...................................................... 72,669 5,363
Consolidated Edison, Inc. ................................................. 88,464 9,156
Constellation Energy Corp. ................................................ 77,388 26,919
Dominion Energy, Inc. ................................................... 209,965 12,272
DTE Energy Co. ....................................................... 50,756 7,025
Duke Energy Corp. ...................................................... 191,895 23,342
Edison International ..................................................... 93,912 4,895
Entergy Corp. ......................................................... 105,734 9,562
Evergy, Inc. ........................................................... 55,195 3,908
Eversource Energy ...................................................... 89,767 5,934
Exelon Corp. .......................................................... 248,564 11,170
FirstEnergy Corp. ....................................................... 140,970 6,021
NextEra Energy, Inc. .................................................... 509,117 36,178
NiSource, Inc. ......................................................... 114,659 4,867
NRG Energy, Inc. ....................................................... 47,464 7,936
PG&E Corp. .......................................................... 536,855 7,527
PPL Corp. ............................................................ 181,114 6,464
Public Service Enterprise Group, Inc. ......................................... 122,756 11,022
Sempra .............................................................. 160,726 13,128
The Southern Co. ....................................................... 271,485 25,650
Vistra Corp. ........................................................... 83,030 17,315
WEC Energy Group, Inc. ................................................. 78,359 8,547
Xcel Energy, Inc. ....................................................... 141,733 10,409
319,263
Total Common Stocks (Cost $3,015,237)
a
a
a
13,590,679
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20%(c) ........ 2,315,388 2,315
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.24%(c) ............ 2,315,388 2,316
Invesco Government & Agency Portfolio, Institutional Shares, 4.26%(c) ............... 2,315,388 2,316
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.22%(c) . 2,315,388 2,315
Total Collateral for Securities Loaned (Cost $9,262)
a
a
a
9,262
Total Investments (Cost $3,024,499) — 99.8% 13,599,941
Other assets in excess of liabilities —  0.2% 29,221
NET ASSETS - 100.00% $ 13,629,162
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2025.
PLC
—
Public Limited Company

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 107 9/19/25 $ 34,016,156 $ 34,102,238 $ 86,082
Total unrealized appreciation $ 86,082
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 86,082

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (3.5%):
Advantage Solutions, Inc. (a) ............................................... 9,388 $ 13
Altice USA, Inc. , Class A (a) ............................................... 27,159 71
AMC Entertainment Holdings, Inc. (a) (b) ...................................... 50,980 148
AMC Networks, Inc. , Class A (a) ............................................ 3,670 22
Angi, Inc. (a) .......................................................... 5,055 82
Anterix, Inc. (a) ........................................................ 2,075 46
Asset Entities, Inc. , Class B (a) (b) ........................................... 1,394 5
AST SpaceMobile, Inc. (a) (b) .............................................. 19,297 1,026
Atlanta Braves Holdings, Inc. (a) ............................................ 6,646 296
ATN International, Inc. ................................................... 1,096 19
Bandwidth, Inc. , Class A (a) ................................................ 3,134 44
Boston Omaha Corp. , Class A (a) ............................................ 3,398 46
Bumble, Inc. , Class A (a) .................................................. 7,920 62
Cable One, Inc. ........................................................ 532 68
Cardlytics, Inc. (a) ...................................................... 5,381 11
Cargurus, Inc. (a) ....................................................... 9,560 314
Cars.com, Inc. (a) ....................................................... 6,689 86
Cinemark Holdings, Inc. (b) ................................................ 12,264 329
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 39,039 41
Cogent Communications Holdings, Inc. ....................................... 5,193 237
CuriosityStream, Inc. .................................................... 3,247 16
Daily Journal Corp. (a) ................................................... 144 57
DHI Group, Inc. (a) ...................................................... 4,264 11
EchoStar Corp. , Class A (a) (b) .............................................. 15,751 513
Entravision Communications Corp. , Class A .................................... 6,633 15
Eventbrite, Inc. , Class A (a) ................................................ 8,163 20
EverQuote, Inc. , Class A (a) ................................................ 3,114 77
FingerMotion, Inc. (a) .................................................... 4,104 7
Frontier Communications Parent, Inc. (a) ...................................... 28,019 1,029
fuboTV, Inc. (a) (b) ...................................................... 38,933 155
Gaia, Inc. (a) .......................................................... 1,747 7
Gannett Co., Inc. (a) ..................................................... 13,914 53
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
Getty Images Holdings, Inc. (a) (b) ........................................... 12,996 23
Globalstar, Inc. (a) ...................................................... 5,883 138
Gogo, Inc. (a) .......................................................... 8,580 136
Gray Media, Inc. ....................................................... 9,844 44
IAC, Inc. (a) ........................................................... 8,539 336
Ibotta, Inc. , Class A (a) ................................................... 1,383 50
IDT Corp. , Class B ...................................................... 2,404 142
iHeartMedia, Inc. , Class A (a) .............................................. 12,762 24
Integral Ad Science Holding Corp. (a) ......................................... 8,754 72
Iridium Communications, Inc. .............................................. 11,183 273
John Wiley & Sons, Inc. , Class A ............................................ 4,956 191
Liberty Broadband Corp. , Class C (a) ......................................... 15,496 950
Liberty Global Ltd. , Class A (a) ............................................. 36,700 368
Liberty Latin America Ltd. , Class C (a) ........................................ 18,919 135
Liberty Media Corp.-Liberty Live (a) ......................................... 9,743 821
Lionsgate Studios Corp. (a) ................................................ 27,320 162
Lumen Technologies, Inc. (a) ............................................... 111,965 498
Madison Square Garden Entertainment Corp. (a) ................................. 4,645 175
Madison Square Garden Sports Corp. (a) ....................................... 2,001 404
Magnite, Inc. (a) ........................................................ 16,253 374
Match Group, Inc. ...................................................... 29,017 994
MediaAlpha, Inc. , Class A (a) .............................................. 3,497 35
National CineMedia, Inc. ................................................. 7,626 37
Newsmax, Inc. (a) ....................................................... 7,698 102
Nexstar Media Group, Inc. ................................................ 3,350 627
Nextdoor Holdings, Inc. (a) ................................................ 24,191 42
Ooma, Inc. (a) ......................................................... 2,743 31
Paramount Global , Class B (b) .............................................. 73,189 920

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Playstudios, Inc. (a) ...................................................... 9,258 $ 11
PubMatic, Inc. , Class A (a) ................................................ 4,659 56
QuinStreet, Inc. (a) ...................................................... 6,242 102
Reddit, Inc. , Class A (a) ................................................... 13,640 2,190
Reservoir Media, Inc. (a) .................................................. 3,892 31
Roku, Inc. (a) .......................................................... 15,332 1,444
Rumble, Inc. (a) (b) ...................................................... 15,901 134
Scholastic Corp. ........................................................ 2,546 63
Shenandoah Telecommunications Co. ........................................ 5,846 86
Shutterstock, Inc. (b) ..................................................... 2,783 53
Sinclair, Inc. .......................................................... 4,677 68
Snap, Inc. , Class A (a) (b) .................................................. 127,902 1,206
Sphere Entertainment Co. (a) ............................................... 3,240 139
Spok Holdings, Inc. ..................................................... 2,320 43
Stagwell, Inc. (a) ........................................................ 13,359 77
Teads Holding Co. (a) .................................................... 3,008 8
TechTarget, Inc. (a) ...................................................... 3,386 24
TEGNA, Inc. .......................................................... 18,857 315
Telephone and Data Systems, Inc. ........................................... 11,731 458
The Arena Group Holdings, Inc. (a) (b) ........................................ 790 5
The E.W. Scripps Co. , Class A (a) ........................................... 7,920 24
The Interpublic Group of Cos., Inc. .......................................... 43,882 1,079
The Marcus Corp. ...................................................... 2,633 43
The New York Times Co. , Class A ........................................... 19,003 986
Thryv Holdings, Inc. (a) .................................................. 4,680 62
TKO Group Holdings, Inc. ................................................ 8,128 1,366
Townsquare Media, Inc. , Class A ............................................ 1,294 9
Travelzoo (a) .......................................................... 717 7
TripAdvisor, Inc. (a) ..................................................... 13,014 228
TrueCar, Inc. (a) ........................................................ 7,273 13
Trump Media & Technology Group Corp. (a) (b) ................................. 15,386 271
United States Cellular Corp. (a) ............................................. 1,610 117
Vimeo, Inc. (a) ......................................................... 16,406 62
Vivid Seats, Inc. , Class A (a) (b) ............................................. 7,194 11
Warner Music Group Corp. , Class A ......................................... 16,261 476
WideOpenWest, Inc. (a) ................................................... 5,595 19
Yelp, Inc. (a) ........................................................... 7,342 253
Ziff Davis, Inc. (a) ....................................................... 4,861 151
ZipRecruiter, Inc. (a) ..................................................... 7,661 32
ZoomInfo Technologies, Inc. (a) ............................................. 34,828 377
25,129
Consumer Discretionary (12.9%):
1-800-Flowers.com, Inc. , Class A (a) (b) ....................................... 3,475 21
Abercrombie & Fitch Co. (a) ............................................... 5,528 531
Academy Sports & Outdoors, Inc. ........................................... 7,809 397
Accel Entertainment, Inc. (a) ............................................... 5,917 76
Acushnet Holdings Corp. ................................................. 3,258 259
ADT, Inc. ............................................................ 66,298 554
Adtalem Global Education, Inc. (a) ........................................... 4,178 477
Advance Auto Parts, Inc. ................................................. 7,013 372
Allied Gaming & Entertainment, Inc. (a) ....................................... 213 — (d)
American Axle & Manufacturing Holdings, Inc. (a) ............................... 12,453 55
American Eagle Outfitters, Inc. ............................................. 18,845 204
American Outdoor Brands, Inc. (a) ........................................... 1,135 11
American Public Education, Inc. (a) .......................................... 1,937 57
America's Car-Mart, Inc. , Class MA (a) ....................................... 886 40
Aptiv PLC (a) .......................................................... 25,637 1,760
Aramark ............................................................. 31,038 1,321
Arhaus, Inc. (a) ......................................................... 5,908 52
Arko Corp. ........................................................... 8,707 36
Asbury Automotive Group, Inc. (a) ........................................... 2,318 515
Atmus Filtration Technologies, Inc. .......................................... 9,763 380
AutoNation, Inc. (a) ..................................................... 3,289 634

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Bally's Corp. (a) (b) ...................................................... 1,152 $ 11
BARK, Inc. (a) ......................................................... 10,705 9
Barnes & Noble Education, Inc. (a) .......................................... 899 8
Bassett Furniture Industries, Inc. ............................................ 790 12
Bath & Body Works, Inc. ................................................. 25,502 739
Beazer Homes USA, Inc. (a) ............................................... 3,234 76
Beyond, Inc. (a) (b) ...................................................... 6,618 59
Biglari Holdings, Inc. , Class B (a) ........................................... 360 111
BJ's Restaurants, Inc. (a) .................................................. 2,358 84
Bloomin' Brands, Inc. .................................................... 9,775 89
Boot Barn Holdings, Inc. (a) ............................................... 3,609 620
BorgWarner, Inc. ....................................................... 25,950 955
Boyd Gaming Corp. ..................................................... 6,631 563
Bright Horizons Family Solutions, Inc. (a) ..................................... 6,749 763
Brightstar Lottery PLC (b) ................................................. 13,151 195
Brinker International, Inc. (a) ............................................... 5,213 822
Brunswick Corp. ....................................................... 7,620 444
Build-A-Bear Workshop, Inc. , Class A ........................................ 1,445 73
Caesars Entertainment, Inc. (a) .............................................. 23,227 620
Caleres, Inc. .......................................................... 3,768 52
Camping World Holdings, Inc. , Class A ....................................... 6,944 96
Capri Holdings Ltd. (a) ................................................... 13,649 248
CarMax, Inc. (a) ........................................................ 18,068 1,023
Carriage Services, Inc. ................................................... 1,518 68
Carter's, Inc. .......................................................... 4,111 100
Cava Group, Inc. (a) (b) ................................................... 11,785 1,037
Cavco Industries, Inc. (a) .................................................. 895 361
Century Communities, Inc. ................................................ 3,191 180
Champion Homes, Inc. (a) ................................................. 6,702 408
Chegg, Inc. (a) ......................................................... 10,927 14
Chewy, Inc. , Class A (a) .................................................. 22,815 837
Choice Hotels International, Inc. (b) .......................................... 3,102 396
Churchill Downs, Inc. .................................................... 7,745 829
Citi Trends, Inc. (a) ...................................................... 820 25
Clarus Corp. .......................................................... 3,094 11
Columbia Sportswear Co. ................................................. 3,164 179
Cooper-Standard Holdings, Inc. (a) ........................................... 1,929 46
Coursera, Inc. (a) ....................................................... 15,927 201
Cracker Barrel Old Country Store, Inc. (b) ..................................... 2,574 160
Cricut, Inc. , Class A (b) ................................................... 4,865 24
Crocs, Inc. (a) .......................................................... 6,400 638
Dana, Inc. ............................................................ 15,408 245
Dave & Buster's Entertainment, Inc. (a) (b) ..................................... 4,017 117
Denny's Corp. (a) ....................................................... 5,552 21
Designer Brands, Inc. , Class A (b) ........................................... 3,572 10
Dick's Sporting Goods, Inc. ................................................ 6,476 1,370
Dillard's, Inc. , Class A (b) ................................................. 918 429
Dine Brands Global, Inc. ................................................. 1,733 39
Dorman Products, Inc. (a) ................................................. 3,079 371
Dream Finders Homes, Inc. , Class A (a) (b) ..................................... 3,322 84
Dutch Bros, Inc. , Class A (a) ............................................... 13,615 807
El Pollo Loco Holdings, Inc. (a) ............................................. 3,086 32
Envela Corp. (a) ........................................................ 538 3
Escalade, Inc. ......................................................... 913 11
Ethan Allen Interiors, Inc. ................................................. 2,704 80
Etsy, Inc. (a) ........................................................... 12,266 715
European Wax Center, Inc. , Class A (a) ........................................ 3,147 15
EVgo, Inc. (a) .......................................................... 14,718 50
Faraday Future Intelligent Electric, Inc. (a) (b) ................................... 10,456 22
Figs, Inc. , Class A (a) .................................................... 17,327 113
First Watch Restaurant Group, Inc. (a) ........................................ 4,658 81
Five Below, Inc. (a) ...................................................... 6,395 873
Flexsteel Industries, Inc. .................................................. 374 13

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 12,608 $ 966
Foot Locker, Inc. (a) ..................................................... 9,902 248
Fox Factory Holding Corp. (a) .............................................. 4,874 148
Frontdoor, Inc. (a) ....................................................... 8,708 509
Full House Resorts, Inc. (a) ................................................ 3,683 17
Funko, Inc. , Class A (a) ................................................... 3,605 14
GameStop Corp. , Class A (a) (b) ............................................. 48,723 1,094
Garrett Motion, Inc. ..................................................... 23,699 309
Genesco, Inc. (a) ........................................................ 1,112 27
Genius Sports Ltd. (a) .................................................... 25,566 288
Gentex Corp. .......................................................... 26,645 704
Gentherm, Inc. (a) ....................................................... 3,544 114
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 2,928 65
G-III Apparel Group Ltd. (a) ............................................... 4,381 103
Global Business Travel Group I (a) ........................................... 21,678 139
Golden Entertainment, Inc. ................................................ 2,250 63
Graham Holdings Co. , Class B ............................................. 377 360
Grand Canyon Education, Inc. (a) ............................................ 3,307 558
Green Brick Partners, Inc. (a) ............................................... 4,793 297
Group 1 Automotive, Inc. ................................................. 1,478 609
Groupon, Inc. (a) ....................................................... 2,492 77
Guess?, Inc. ........................................................... 3,443 45
H&R Block, Inc. ....................................................... 15,750 856
Hamilton Beach Brands Holding Co. , Class A ................................... 639 10
Hanesbrands, Inc. (a) ..................................................... 41,161 168
Harley-Davidson, Inc. ................................................... 14,323 348
Hasbro, Inc. ........................................................... 15,668 1,178
Haverty Furniture Cos., Inc. ............................................... 1,496 31
Helen of Troy Ltd. (a) .................................................... 2,622 58
Hilton Grand Vacations, Inc. (a) ............................................. 7,802 350
Holley, Inc. (a) ......................................................... 5,445 11
Hooker Furnishings Corp. ................................................. 1,114 11
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 495 59
Hyatt Hotels Corp. , Class A ................................................ 4,765 672
Inspired Entertainment, Inc. (a) ............................................. 2,779 25
Installed Building Products, Inc. ............................................ 2,762 559
iRobot Corp. (a) (b) ...................................................... 3,155 13
J. Jill, Inc. ............................................................ 735 12
Jack in the Box, Inc. (b) ................................................... 2,099 41
JAKKS Pacific, Inc. ..................................................... 923 16
Johnson Outdoors, Inc. , Class A ............................................ 950 32
KB Home ............................................................ 8,204 453
KinderCare Learning Cos., Inc. (a) ........................................... 3,607 35
Kohl's Corp. (b) ........................................................ 12,715 138
Kontoor Brands, Inc. .................................................... 6,472 360
Krispy Kreme, Inc. (b) .................................................... 10,072 36
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 737 65
Lakeland Industries, Inc. (b) ................................................ 982 14
Lands' End, Inc. (a) ...................................................... 1,268 15
Latham Group, Inc. (a) ................................................... 4,741 32
Laureate Education, Inc. (a) ................................................ 15,098 341
La-Z-Boy, Inc. , Class Z .................................................. 4,825 174
LCI Industries ......................................................... 2,888 274
Lear Corp. ............................................................ 6,338 598
Legacy Education, Inc. (a) ................................................. 880 10
Legacy Housing Corp. (a) ................................................. 953 21
Leggett & Platt, Inc. ..................................................... 15,556 149
Leslie's, Inc. (a) ........................................................ 18,731 7
Levi Strauss & Co. , Class A ............................................... 11,222 221
LGI Homes, Inc. (a) ..................................................... 2,417 129
Life Time Group Holdings, Inc. (a) ........................................... 12,041 346
Light & Wonder, Inc. (a) (b) ................................................ 9,997 963
Lincoln Educational Services Corp. (a) ........................................ 3,410 78

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,269 $ 51
Lithia Motors, Inc. ...................................................... 3,023 871
LKQ Corp. ........................................................... 30,569 901
Lucid Group, Inc. (a) (b) ................................................... 142,138 350
Lucky Strike Entertainment Corp. (b) ......................................... 9,030 89
Luminar Technologies, Inc. (a) .............................................. 4,746 14
M/I Homes, Inc. (a) ...................................................... 3,125 376
Macy's, Inc. ........................................................... 32,024 404
Malibu Boats, Inc. , Class A (a) .............................................. 2,143 71
Marine Products Corp. ................................................... 851 7
MarineMax, Inc. (a) ..................................................... 2,177 49
Marriott Vacations Worldwide Corp. ......................................... 3,733 278
MasterCraft Boat Holdings, Inc. (a) .......................................... 1,830 35
Mattel, Inc. (a) ......................................................... 38,161 649
Meritage Homes Corp. ................................................... 8,357 563
MGM Resorts International (a) .............................................. 24,742 902
Mister Car Wash, Inc. (a) .................................................. 11,379 66
Mobileye Global, Inc. , Class A (a) (b) ......................................... 11,143 159
Modine Manufacturing Co. (a) .............................................. 6,110 822
Mohawk Industries, Inc. (a) ................................................ 6,060 694
Monarch Casino & Resort, Inc. ............................................. 1,505 155
Monro, Inc. ........................................................... 3,358 47
Motorcar Parts of America, Inc. (a) ........................................... 2,016 21
Movado Group, Inc. ..................................................... 1,679 26
Murphy USA, Inc. ...................................................... 2,137 775
Nathan's Famous, Inc. .................................................... 324 31
National Vision Holdings, Inc. (a) ............................................ 9,160 222
Nerdy, Inc. (a) .......................................................... 3,143 5
Newell Brands, Inc. ..................................................... 49,367 277
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 53,048 1,356
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,289 996
OneSpaWorld Holdings Ltd. ............................................... 11,647 258
OneWater Marine, Inc. (a) (b) ............................................... 1,353 21
Outdoor Holding Co. (a) .................................................. 9,517 11
Oxford Industries, Inc. ................................................... 1,659 63
Papa John's International, Inc. .............................................. 3,796 161
Patrick Industries, Inc. ................................................... 3,800 369
Peloton Interactive, Inc. , Class A (a) .......................................... 44,286 316
Penn Entertainment, Inc. (a) ................................................ 17,657 319
Penske Automotive Group, Inc. ............................................. 2,167 363
Perdoceo Education Corp. ................................................. 7,090 204
Petco Health & Wellness Co., Inc. (a) ......................................... 15,642 47
Phinia, Inc. ........................................................... 4,615 234
Planet Fitness, Inc. , Class A (a) ............................................. 9,940 1,085
Playa Hotels Resorts NV (a) ............................................... 10,786 14
Playboy, Inc. (a) ........................................................ 4,730 9
Polaris, Inc. ........................................................... 6,234 330
Pool Corp. ............................................................ 4,346 1,339
Portillo's, Inc. , Class A (a) (b) ............................................... 6,911 69
Potbelly Corp. (a) ....................................................... 2,825 34
PVH Corp. ........................................................... 5,677 417
QuantumScape Corp. (a) .................................................. 47,101 405
Ralph Lauren Corp. ..................................................... 4,430 1,323
RCI Hospitality Holdings, Inc. ............................................. 924 33
Red Rock Resorts, Inc. , Class A ............................................. 5,749 353
Revolve Group, Inc. (a) ................................................... 4,718 98
RH (a) ............................................................... 1,810 372
Rocky Brands, Inc. ...................................................... 767 20
Rush Street Interactive, Inc. (a) ............................................. 10,541 212
Sabre Corp. (a) ......................................................... 42,122 128
Sally Beauty Holdings, Inc. (a) .............................................. 11,614 113
Savers Value Village, Inc. (a) ............................................... 4,463 46
Seaport Entertainment Group, Inc. (a) ......................................... 1,407 32

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Serve Robotics, Inc. (a) (b) ................................................. 4,950 $ 50
Service Corp. International ................................................ 16,582 1,265
Shake Shack, Inc. , Class A (a) .............................................. 4,559 549
SharkNinja, Inc. (a) ...................................................... 8,319 966
Sharplink Gaming, Inc. (a) (b) ............................................... 7,013 132
Shoe Carnival, Inc. ...................................................... 1,960 40
Signet Jewelers Ltd. ..................................................... 4,686 371
Six Flags Entertainment Corp. (a) ............................................ 11,699 350
Skechers USA, Inc. , Class A (a) ............................................. 13,323 843
Sleep Number Corp. (a) (b) ................................................. 2,045 15
Smith & Wesson Brands, Inc. .............................................. 4,936 39
Smith Douglas Homes Corp. (a) ............................................. 907 17
Soho House & Co., Inc. (a) ................................................ 5,014 32
Solid Power, Inc. (a) ..................................................... 15,646 50
Somnigroup International, Inc. ............................................. 23,912 1,731
Sonic Automotive, Inc. , Class A ............................................ 1,516 110
Sonos, Inc. (a) ......................................................... 13,863 150
Standard Motor Products, Inc. .............................................. 2,442 74
Steven Madden Ltd. ..................................................... 8,414 202
Stitch Fix, Inc. , Class A (a) ................................................ 12,415 59
Stoneridge, Inc. (a) ...................................................... 3,029 23
Strategic Education, Inc. .................................................. 2,755 204
Strattec Security Corp. (a) ................................................. 432 27
Stride, Inc. (a) .......................................................... 5,031 645
Sturm Ruger & Co., Inc. .................................................. 1,895 65
Superior Group of Cos., Inc. ............................................... 1,138 11
Sweetgreen, Inc. , Class A (a) ............................................... 12,104 156
Tapestry, Inc. .......................................................... 24,659 2,664
Target Hospitality Corp. (a) ................................................ 3,647 28
Taylor Morrison Home Corp. (a) ............................................ 11,634 690
Texas Roadhouse, Inc. ................................................... 7,864 1,456
The Buckle, Inc. ........................................................ 3,681 182
The Cheesecake Factory, Inc. (b) ............................................ 5,434 347
The Children's Place, Inc. (a) ............................................... 603 3
The Gap, Inc. .......................................................... 28,748 559
The Goodyear Tire & Rubber Co. (a) ......................................... 30,664 315
The Lovesac Co. (a) ..................................................... 1,527 27
The ODP Corp. (a) ...................................................... 3,222 57
The ONE Group Hospitality, Inc. (a) .......................................... 2,473 7
The RealReal, Inc. (a) .................................................... 10,550 55
The Wendy's Co. (b) ..................................................... 20,711 204
Thor Industries, Inc. (b) ................................................... 6,034 549
ThredUp, Inc. , Class A (a) ................................................. 10,461 86
Tile Shop Holdings, Inc. (a) ................................................ 3,173 20
Toll Brothers, Inc. ...................................................... 11,626 1,376
TopBuild Corp. (a) ...................................................... 3,380 1,252
Topgolf Callaway Brands Corp. (a) ........................................... 15,398 142
Traeger, Inc. (a) ........................................................ 5,887 10
Travel + Leisure Co. ..................................................... 7,522 446
Tri Pointe Homes, Inc. (a) ................................................. 10,423 321
Udemy, Inc. (a) ......................................................... 9,507 72
Under Armour, Inc. , Class A (a) ............................................. 35,492 236
United Parks & Resorts, Inc. (a) (b) ........................................... 6,401 303
Universal Technical Institute, Inc. (a) ......................................... 5,953 192
Upbound Group, Inc. .................................................... 6,079 125
Urban Outfitters, Inc. (a) .................................................. 6,641 500
Vail Resorts, Inc. ....................................................... 4,288 644
Valvoline, Inc. (a) ....................................................... 15,092 532
Venu Holding Corp. (a) (b) ................................................. 3,004 41
VF Corp. ............................................................. 43,697 512
Victoria's Secret & Co. (a) ................................................. 8,049 151
Viking Holdings Ltd. (a) .................................................. 22,107 1,298
Visteon Corp. (a) ........................................................ 3,186 354

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Warby Parker, Inc. , Class A (a) .............................................. 11,480 $ 275
Wayfair, Inc. , Class A (a) .................................................. 11,222 737
Weyco Group, Inc. ...................................................... 671 20
Whirlpool Corp. (b) ...................................................... 6,443 535
Wingstop, Inc. ......................................................... 3,304 1,247
Winmark Corp. ........................................................ 346 131
Winnebago Industries, Inc. ................................................ 3,166 94
Wolverine World Wide, Inc. ............................................... 9,421 213
Worthington Enterprises, Inc. .............................................. 3,737 232
Wyndham Hotels & Resorts, Inc. ............................................ 8,968 771
Wynn Resorts Ltd. ...................................................... 9,688 1,056
XPEL, Inc. (a) (b) ....................................................... 2,524 82
Xponential Fitness, Inc. , Class A (a) .......................................... 3,034 32
YETI Holdings, Inc. (a) ................................................... 9,749 358
Zspace, Inc. (a) ......................................................... 108 — (d)
Zumiez, Inc. (a) ........................................................ 1,581 22
91,899
Consumer Staples (4.0%):
Albertsons Cos., Inc. , Class A .............................................. 49,305 948
Alico, Inc. ............................................................ 585 19
B&G Foods, Inc. (b) ..................................................... 8,843 36
BellRing Brands, Inc. (a) .................................................. 14,935 815
Beyond Meat, Inc. (a) (b) .................................................. 8,195 25
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 15,605 1,653
BRC, Inc. , Class A (a) .................................................... 8,088 14
Bunge Global SA ....................................................... 15,829 1,262
Calavo Growers, Inc. .................................................... 1,930 51
Cal-Maine Foods, Inc. ................................................... 5,309 590
Casey's General Stores, Inc. ............................................... 4,404 2,291
Celsius Holdings, Inc. (a) .................................................. 19,209 871
Central Garden & Pet Co. , Class A (a) ........................................ 7,048 250
Coca-Cola Consolidated, Inc. .............................................. 6,151 687
Conagra Brands, Inc. .................................................... 56,563 1,033
Coty, Inc. , Class A (a) .................................................... 43,697 212
Darling Ingredients, Inc. (a) ................................................ 18,549 601
Edgewell Personal Care Co. ............................................... 5,478 138
elf Beauty, Inc. (a) ....................................................... 6,405 776
Energizer Holdings, Inc. .................................................. 7,744 174
FitLife Brands, Inc. (a) (b) ................................................. 833 10
Flowers Foods, Inc. ..................................................... 23,219 368
Fresh Del Monte Produce, Inc. ............................................. 4,638 174
Freshpet, Inc. (a) ........................................................ 5,674 388
Grocery Outlet Holding Corp. (a) ............................................ 10,805 142
Guardian Pharmacy Services, Inc. , Class A (a) ................................... 2,375 50
Herbalife Ltd. (a) ....................................................... 11,656 107
HF Foods Group, Inc. (a) .................................................. 3,920 11
Ingles Markets, Inc. , Class A ............................................... 1,703 107
Ingredion, Inc. ......................................................... 7,600 1,000
Interparfums, Inc. ....................................................... 2,151 259
Ispire Technology, Inc. (a) ................................................. 1,742 5
J & J Snack Foods Corp. .................................................. 1,812 205
John B Sanfilippo & Son, Inc. .............................................. 1,049 66
Lamb Weston Holdings, Inc. ............................................... 16,663 951
Lifevantage Corp. (b) .................................................... 1,099 14
Lifeway Foods, Inc. (a) ................................................... 545 14
Limoneira Co. ......................................................... 1,864 27
Mama's Creations, Inc. (a) ................................................. 3,817 32
Maplebear, Inc. (a) ...................................................... 23,869 1,145
Medifast, Inc. (a) ....................................................... 1,158 16
MGP Ingredients, Inc. .................................................... 1,614 46
Mission Produce, Inc. (a) .................................................. 5,332 66
Molson Coors Beverage Co. , Class B ......................................... 19,855 967
National Beverage Corp. (a) ................................................ 2,795 128

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,087 $ 41
Nature's Sunshine Products, Inc. (a) .......................................... 1,578 22
Nu Skin Enterprises, Inc. , Class A ........................................... 5,510 46
Oil-Dri Corp. of America ................................................. 1,141 64
Olaplex Holdings, Inc. (a) ................................................. 13,662 19
Performance Food Group Co. (a) ............................................ 18,262 1,833
Post Holdings, Inc. (a) .................................................... 5,865 621
PriceSmart, Inc. ........................................................ 3,014 324
Reynolds Consumer Products, Inc. .......................................... 6,397 144
Seaboard Corp. ........................................................ 31 98
Seneca Foods Corp. , Class A (a) ............................................. 594 62
SpartanNash Co. ....................................................... 3,910 104
Spectrum Brands Holdings, Inc. ............................................ 2,846 152
The Andersons, Inc. ..................................................... 3,816 137
The Beauty Health Co. (a) ................................................. 7,989 12
The Boston Beer Co., Inc. , Class A (a) ........................................ 978 202
The Campbell's Company ................................................. 23,398 747
The Chefs' Warehouse, Inc. (a) .............................................. 4,316 296
The Hain Celestial Group, Inc. (a) ........................................... 9,791 15
The Honest Co., Inc. (a) ................................................... 10,770 50
The J.M. Smucker Co. ................................................... 12,362 1,327
The Marzetti Company ................................................... 2,465 438
The Simply Good Foods Co. (a) ............................................. 10,996 335
The Vita Coco Co., Inc. (a) ................................................ 5,102 180
Tootsie Roll Industries, Inc. ................................................ 2,105 80
TreeHouse Foods, Inc. (a) ................................................. 5,888 113
Turning Point Brands, Inc. ................................................ 1,956 162
United Natural Foods, Inc. (a) .............................................. 6,988 193
Universal Corp. ........................................................ 2,806 153
Upexi, Inc. (a) (b) ....................................................... 3,336 15
USANA Health Sciences, Inc. (a) ............................................ 1,285 38
Utz Brands, Inc. ........................................................ 8,345 109
Village Super Market, Inc. , Class A .......................................... 1,162 40
Vital Farms, Inc. (a) ..................................................... 3,998 149
Walgreens Boots Alliance, Inc. ............................................. 84,936 989
WD-40 Co. ........................................................... 1,606 344
Weis Markets, Inc. ...................................................... 1,927 140
Westrock Coffee Co. (a) (b) ................................................ 3,849 26
WK Kellogg Co. ....................................................... 7,381 170
Zevia PBC , Class A (a) ................................................... 5,486 17
28,751
Energy (3.5%):
Aemetis, Inc. (a) (b) ...................................................... 5,521 15
Amplify Energy Corp. (a) ................................................. 3,931 15
Antero Midstream Corp. .................................................. 39,725 729
Antero Resources Corp. (a) ................................................ 34,420 1,202
APA Corp. ............................................................ 42,107 812
Archrock, Inc. ......................................................... 19,581 457
Ardmore Shipping Corp. .................................................. 4,457 48
Atlas Energy Solutions, Inc. (b) ............................................. 9,141 119
Berry Corp. ........................................................... 8,497 26
Bristow Group, Inc. (a) ................................................... 3,271 113
Cactus, Inc. , Class A ..................................................... 8,048 340
California Resources Corp. ................................................ 8,728 421
Calumet, Inc. (a) ........................................................ 8,128 130
Centrus Energy Corp. , Class A (a) (b) ......................................... 1,858 400
Chord Energy Corp. ..................................................... 6,808 751
Civitas Resources, Inc. ................................................... 10,397 316
Clean Energy Fuels Corp. (a) ............................................... 18,677 38
CNX Resources Corp. (a) ................................................. 16,786 509
Comstock Resources, Inc. (a) ............................................... 9,251 165
Comstock, Inc. (a) ....................................................... 3,304 11
Core Laboratories, Inc. ................................................... 5,417 59

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Core Natural Resources, Inc. ............................................... 6,122 $ 452
Crescent Energy Co. , Class A .............................................. 22,763 210
CVR Energy, Inc. ....................................................... 3,541 95
Delek US Holdings, Inc. .................................................. 6,976 156
DHT Holdings, Inc. ..................................................... 14,921 165
DMC Global, Inc. (a) .................................................... 1,833 15
Dorian LPG Ltd. ....................................................... 4,309 124
DT Midstream, Inc. ..................................................... 12,069 1,240
Empire Petroleum Corp. (a) ................................................ 2,692 12
Energy Services of America Corp. ........................................... 1,245 14
Evolution Petroleum Corp. ................................................ 3,387 16
Excelerate Energy, Inc. , Class A ............................................ 3,608 93
Expro Group Holdings NV (a) .............................................. 13,375 144
Flowco Holdings, Inc. ................................................... 2,301 43
Forum Energy Technologies, Inc. (a) ......................................... 1,240 24
FutureFuel Corp. ....................................................... 2,672 11
Gevo, Inc. (a) (b) ........................................................ 26,324 34
Golar LNG Ltd. ........................................................ 10,515 433
Gran Tierra Energy, Inc. (a) ................................................ 3,524 16
Granite Ridge Resources, Inc. .............................................. 7,240 38
Green Plains, Inc. (a) ..................................................... 7,395 61
Gulf Island Fabrication, Inc. (a) ............................................. 1,520 10
Gulfport Energy Corp. (a) ................................................. 2,090 364
Hallador Energy Co. (a) ................................................... 3,266 58
Helix Energy Solutions Group, Inc. (a) ........................................ 16,637 99
Helmerich & Payne, Inc. .................................................. 11,308 183
HF Sinclair Corp. ....................................................... 20,453 899
Infinity Natural Resources, Inc. , Class A (a) .................................... 1,614 24
Innovex International, Inc. (a) .............................................. 4,332 71
International Seaways, Inc. ................................................ 4,730 189
Kinetik Holdings, Inc. ................................................... 4,632 201
Kodiak Gas Services, Inc. ................................................. 6,362 206
Kosmos Energy Ltd. (a) ................................................... 53,987 116
Liberty Energy, Inc. ..................................................... 18,495 228
Lightbridge Corp. (a) (b) .................................................. 2,515 34
Magnolia Oil & Gas Corp. , Class A .......................................... 21,705 517
Mammoth Energy Services, Inc. (a) .......................................... 4,956 13
Matador Resources Co. ................................................... 13,747 686
Murphy Oil Corp. ...................................................... 15,842 393
Nabors Industries Ltd. (a) (b) ............................................... 1,703 59
NACCO Industries, Inc. , Class A ............................................ 317 12
National Energy Services Reunited Corp. (a) .................................... 9,319 62
Natural Gas Services Group, Inc. (a) .......................................... 1,157 28
New Fortress Energy, Inc. (a) (b) ............................................. 20,860 57
NextDecade Corp. (a) .................................................... 19,570 222
Nordic American Tankers Ltd. .............................................. 23,969 67
Northern Oil & Gas, Inc. .................................................. 11,385 321
NOV, Inc. ............................................................ 44,278 557
NPK International, Inc. (a) ................................................. 9,366 84
Oceaneering International, Inc. (a) ........................................... 11,708 254
Oil States International, Inc. (a) ............................................. 6,582 33
OPAL Fuels, Inc. , Class A (a) (b) ............................................. 1,520 4
Ovintiv, Inc. .......................................................... 30,823 1,269
Par Pacific Holdings, Inc. (a) ............................................... 5,792 182
Patterson-UTI Energy, Inc. ................................................ 41,258 244
PBF Energy, Inc. , Class A ................................................. 9,752 220
Peabody Energy Corp. ................................................... 14,302 231
Permian Resources Corp. ................................................. 63,872 904
PrimeEnergy Resources Corp. (a) ............................................ 61 10
ProPetro Holding Corp. (a) ................................................ 9,184 49
Range Resources Corp. ................................................... 27,738 1,019
Ranger Energy Services, Inc. ............................................... 2,316 31
REX American Resources Corp. (a) .......................................... 1,679 88

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Riley Exploration Permian, Inc. ............................................. 1,082 $ 28
Ring Energy, Inc. (a) ..................................................... 16,491 13
RPC, Inc. ............................................................ 11,322 53
SandRidge Energy, Inc. .................................................. 3,606 37
Scorpio Tankers, Inc. .................................................... 5,250 237
SEACOR Marine Holdings, Inc. (a) .......................................... 2,186 11
Select Water Solutions, Inc. ................................................ 10,905 105
SFL Corp. Ltd. ......................................................... 12,295 113
Sitio Royalties Corp. , Class A .............................................. 8,993 163
SM Energy Co. ........................................................ 13,400 370
Solaris Energy Infrastructure, Inc. ........................................... 3,155 103
Summit Midstream Corp. (a) ............................................... 1,193 30
Talos Energy, Inc. (a) ..................................................... 15,646 134
Tamboran Resources Corp. (a) .............................................. 1,042 21
Teekay Corp. Ltd. ...................................................... 5,757 41
Teekay Tankers Ltd. , Class A ............................................... 2,805 119
TETRA Technologies, Inc. (a) .............................................. 14,542 60
Tidewater, Inc. (a) ....................................................... 5,532 277
Transocean Ltd. (a) ...................................................... 87,372 255
Uranium Energy Corp. (a) ................................................. 51,531 447
VAALCO Energy, Inc. ................................................... 11,825 44
Venture Global, Inc. , Class A (b) ............................................ 52,719 808
Vital Energy, Inc. (a) ..................................................... 3,490 65
Vitesse Energy, Inc. (b) ................................................... 2,944 70
W&T Offshore, Inc. (b) ................................................... 10,841 19
Weatherford International PLC ............................................. 8,482 480
World Kinect Corp. ..................................................... 6,454 176
24,649
Financials (17.6%):
1st Source Corp. ....................................................... 2,162 129
Acacia Research Corp. (a) ................................................. 10,878 39
Acadian Asset Management, Inc. ............................................ 4,157 174
ACNB Corp. .......................................................... 1,167 49
ACRES Commercial Realty Corp. (a) ......................................... 655 13
Advanced Flower Capital, Inc. ............................................. 1,796 8
Aether Holdings, Inc. (a) .................................................. 451 4
Affiliated Managers Group, Inc. ............................................ 3,273 687
Affinity Bancshares, Inc. .................................................. 458 9
AG Mortgage Investment Trust, Inc. ......................................... 3,209 24
AGNC Investment Corp. (b) ............................................... 120,689 1,138
Alerus Financial Corp. ................................................... 2,635 56
Ally Financial, Inc. ...................................................... 36,205 1,370
Amalgamated Financial Corp. .............................................. 2,168 63
A-Mark Precious Metals, Inc. , Class A ........................................ 2,064 44
Ambac Financial Group, Inc. (a) ............................................ 4,855 41
Amerant Bancorp, Inc. ................................................... 4,252 82
American Coastal Insurance Corp. ........................................... 2,719 28
American Financial Group, Inc. ............................................. 8,494 1,061
Ameris Bancorp ........................................................ 7,737 529
AMERISAFE, Inc. ...................................................... 2,203 99
Ames National Corp. .................................................... 963 17
Angel Oak Mortgage REIT, Inc. ............................................ 2,000 19
Annaly Capital Management, Inc. ........................................... 71,950 1,463
Apollo Commercial Real Estate Finance, Inc. ................................... 16,243 156
Arbor Realty Trust, Inc. (b) ................................................ 21,874 244
Ares Commercial Real Estate Corp. (b) ........................................ 5,763 26
ARMOUR Residential REIT, Inc. (b) ......................................... 9,630 157
Arrow Financial Corp. ................................................... 1,875 50
Artisan Partners Asset Management, Inc. , Class A ................................ 8,190 371
Associated Banc-Corp. ................................................... 19,520 483
Assurant, Inc. ......................................................... 5,989 1,122
Assured Guaranty Ltd. ................................................... 5,484 464
Atlantic Union Bankshares Corp. ............................................ 16,805 533

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Atlanticus Holdings Corp. (a) ............................................... 1,080 $ 54
AvidXchange Holdings, Inc. (a) ............................................. 19,295 190
Axis Capital Holdings Ltd. ................................................ 9,012 846
Axos Financial, Inc. (a) ................................................... 6,432 555
Banc of California, Inc. .................................................. 15,312 222
BancFirst Corp. ........................................................ 2,432 303
Bank First Corp. ....................................................... 1,053 125
Bank of Hawaii Corp. .................................................... 4,631 287
Bank of Marin Bancorp .................................................. 1,680 38
Bank OZK ............................................................ 13,024 642
Bank7 Corp. .......................................................... 429 19
BankFinancial Corp. ..................................................... 1,161 13
BankUnited, Inc. ....................................................... 8,851 323
Bankwell Financial Group, Inc. ............................................. 684 27
Banner Corp. .......................................................... 3,998 248
Bar Harbor Bankshares, Inc. ............................................... 1,730 50
BayCom Corp. ......................................................... 1,179 32
BCB Bancorp, Inc. ...................................................... 1,605 13
Berkshire Hills Bancorp, Inc. .............................................. 5,398 133
BGC Group, Inc. , Class A ................................................. 42,628 395
Blackstone Mortgage Trust, Inc. , Class A ...................................... 19,099 353
Blue Foundry Bancorp (a) ................................................. 2,099 18
Blue Owl Capital, Inc. ................................................... 68,464 1,325
Blue Ridge Bankshares, Inc. (a) ............................................. 6,113 22
BOK Financial Corp. .................................................... 3,041 309
Bowhead Specialty Holdings, Inc. (a) ......................................... 2,332 76
Bread Financial Holdings, Inc. ............................................. 5,380 330
Bridge Investment Group Holdings, Inc. , Class A ................................ 4,296 44
Bridgewater Bancshares, Inc. (a) ............................................ 2,332 36
Brighthouse Financial, Inc. (a) .............................................. 6,750 323
BrightSpire Capital, Inc. .................................................. 14,884 77
Brookline Bancorp, Inc. .................................................. 10,223 105
Burke & Herbert Financial Services Corp. ..................................... 1,554 90
Business First Bancshares, Inc. ............................................. 3,264 78
Byline Bancorp, Inc. ..................................................... 2,792 73
C&F Financial Corp. .................................................... 339 22
Cadence Bank ......................................................... 21,760 758
California Bancorp (a) .................................................... 2,619 39
Camden National Corp. .................................................. 1,917 72
Cannae Holdings, Inc. ................................................... 6,576 141
Cantaloupe, Inc. (a) ...................................................... 7,743 86
Capital Bancorp, Inc. .................................................... 1,320 42
Capital City Bank Group, Inc. .............................................. 1,597 63
Capitol Federal Financial, Inc. .............................................. 14,300 86
Carter Bankshares, Inc. (a) ................................................. 2,572 45
Cass Information Systems, Inc. ............................................. 1,378 55
Cathay General Bancorp .................................................. 7,881 356
CB Financial Services, Inc. (b) .............................................. 504 16
Central Pacific Financial Corp. ............................................. 3,094 82
CF Bankshares, Inc. ..................................................... 361 9
Chemung Financial Corp. ................................................. 394 20
Cherry Hill Mortgage Investment Corp. ....................................... 3,324 9
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,011 26
Chimera Investment Corp. ................................................ 9,268 124
ChoiceOne Financial Services, Inc. (b) ........................................ 1,594 47
Citizens & Northern Corp. ................................................ 1,683 32
Citizens Community Bancorp, Inc. .......................................... 979 14
Citizens Financial Services, Inc. ............................................ 513 28
Citizens, Inc. (a) (b) ...................................................... 4,962 19
City Holding Co. ....................................................... 1,676 205
Civista Bancshares, Inc. .................................................. 1,709 33
Claros Mortgage Trust, Inc. ................................................ 13,003 37
CNA Financial Corp. .................................................... 32,080 1,422

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
CNB Financial Corp. .................................................... 3,164 $ 73
CNO Financial Group, Inc. ................................................ 11,436 421
Coastal Financial Corp. (a) ................................................ 1,480 142
Cohen & Co., Inc. ...................................................... 1,726 20
Cohen & Steers, Inc. .................................................... 3,259 240
Colony Bankcorp, Inc. ................................................... 1,761 29
Columbia Banking System, Inc. ............................................ 24,814 591
Columbia Financial, Inc. (a) ................................................ 3,081 44
Comerica, Inc. ......................................................... 15,523 1,049
Commerce Bancshares, Inc. ............................................... 15,377 941
Community Financial System, Inc. .......................................... 6,198 327
Community Trust Bancorp, Inc. ............................................. 2,060 111
Community West Bancshares .............................................. 1,921 37
Compass Diversified Holdings ............................................. 7,705 49
ConnectOne Bancorp, Inc. ................................................ 5,483 126
Consumer Portfolio Services, Inc. (a) ......................................... 899 7
Crawford & Co. , Class A ................................................. 2,398 23
Credit Acceptance Corp. (a) ................................................ 782 383
Cullen/Frost Bankers, Inc. ................................................. 7,098 904
Customers Bancorp, Inc. (a) ................................................ 3,434 219
CVB Financial Corp. .................................................... 15,365 287
DeFi Development Corp. (a) ............................................... 326 5
Diamond Hill Investment Group, Inc. ........................................ 291 39
Dime Community Bancshares, Inc. .......................................... 4,939 137
Donegal Group, Inc. , Class A .............................................. 1,768 30
Donnelley Financial Solutions, Inc. (a) ........................................ 3,088 164
Dynex Capital, Inc. ..................................................... 12,409 154
Eagle Bancorp Montana, Inc. .............................................. 775 12
Eagle Bancorp, Inc. ..................................................... 3,404 55
Eagle Financial Services, Inc. .............................................. 485 16
East West Bancorp, Inc. .................................................. 16,272 1,631
Eastern Bankshares, Inc. .................................................. 23,052 356
ECB Bancorp, Inc. (a) .................................................... 816 13
eHealth, Inc. (a) ........................................................ 2,896 10
Ellington Credit Co. (b) ................................................... 4,173 24
Ellington Financial, Inc. .................................................. 10,890 138
Employers Holdings, Inc. ................................................. 2,778 115
Enact Holdings, Inc. ..................................................... 3,688 128
Encore Capital Group, Inc. (a) .............................................. 2,633 97
Enova International, Inc. (a) ................................................ 2,843 297
Enterprise Financial Services Corp. .......................................... 4,297 237
Equitable Holdings, Inc. .................................................. 36,044 1,851
Equity Bancshares, Inc. , Class A ............................................ 1,762 66
Esquire Financial Holdings, Inc. ............................................ 831 80
Essent Group Ltd. ...................................................... 11,671 653
Euronet Worldwide, Inc. (a) ................................................ 4,818 468
Evercore, Inc. ......................................................... 4,299 1,295
EVERTEC, Inc. ........................................................ 7,474 270
EZCORP, Inc. , Class A (a) ................................................. 5,787 83
F&G Annuities & Life, Inc. ................................................ 15,688 501
Farmers & Merchants Bancorp, Inc. .......................................... 1,435 34
Farmers National Banc Corp. .............................................. 4,179 57
FB Bancorp, Inc. (a) ..................................................... 2,017 24
FB Financial Corp. ...................................................... 4,762 232
Federal Agricultural Mortgage Corp. , Class C ................................... 1,171 202
Federated Hermes, Inc. ................................................... 8,974 445
Fidelis Insurance Holdings Ltd. ............................................. 6,264 95
Fidelity D&D Bancorp, Inc. ............................................... 525 21
Fidelity National Financial, Inc. ............................................ 30,927 1,745
Finance of America Cos., Inc. , Class A (a) (b) ................................... 401 9
Financial Institutions, Inc. ................................................. 2,267 58
Finward Bancorp (b) ..................................................... 393 11
Finwise Bancorp (a) ..................................................... 948 17

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
First American Financial Corp. ............................................. 11,686 $ 702
First Bancorp .......................................................... 4,745 238
First Bancorp Puerto Rico ................................................. 18,770 391
First Bank ............................................................ 2,526 38
First Busey Corp. ....................................................... 10,156 227
First Business Financial Services, Inc. ........................................ 868 41
First Capital, Inc. ....................................................... 343 12
First Commonwealth Financial Corp. ......................................... 12,158 201
First Community Bankshares, Inc. ........................................... 1,795 66
First Community Corp. ................................................... 790 20
First Financial Bancorp ................................................... 11,218 272
First Financial Bankshares, Inc. ............................................. 16,414 568
First Financial Corp. ..................................................... 1,320 71
First Financial Northwest, Inc. (c) ........................................... 869 — (d)
First Foundation, Inc. (a) .................................................. 8,219 40
First Guaranty Bancshares, Inc. ............................................. 490 4
First Hawaiian, Inc. ..................................................... 14,831 360
First Horizon Corp. ..................................................... 59,642 1,301
First Internet Bancorp .................................................... 800 18
First Interstate BancSystem, Inc. , Class A ...................................... 10,725 309
First Merchants Corp. .................................................... 6,815 260
First Mid Bancshares, Inc. ................................................ 2,514 95
First National Corp. (b) ................................................... 842 18
First Savings Financial Group, Inc. .......................................... 556 14
First United Corp. ...................................................... 687 23
First Western Financial, Inc. (a) ............................................. 807 17
FirstCash Holdings, Inc. .................................................. 4,577 610
Firstsun Capital Bancorp (a) ................................................ 1,405 50
Five Star Bancorp ...................................................... 1,751 53
Flagstar Financial, Inc. (b) ................................................. 35,575 402
Flushing Financial Corp. .................................................. 3,648 44
Flywire Corp. (a) ....................................................... 13,335 145
FNB Corp. ............................................................ 42,214 647
Fold Holdings, Inc. (a) .................................................... 879 4
Forge Global Holdings, Inc. (a) ............................................. 847 19
Franklin BSP Realty Trust, Inc. ............................................. 9,500 96
Franklin Financial Services Corp. ........................................... 458 18
Franklin Resources, Inc. .................................................. 33,714 809
Freedom Holding Corp. (a) (b) .............................................. 2,074 385
FS Bancorp, Inc. ....................................................... 739 29
Fulton Financial Corp. ................................................... 21,347 383
FVCBankcorp, Inc. ..................................................... 1,650 21
Galaxy Digital, Inc. (a) ................................................... 19,155 544
GBank Financial Holdings, Inc. (a) (b) ......................................... 1,031 39
GCM Grosvenor, Inc. , Class A ............................................. 5,627 66
Genworth Financial, Inc. (a) ................................................ 48,183 379
German American Bancorp, Inc. ............................................ 4,245 163
Glacier Bancorp, Inc. .................................................... 13,436 589
Globe Life, Inc. ........................................................ 9,767 1,372
Goosehead Insurance, Inc. , Class A .......................................... 2,780 253
Granite Point Mortgage Trust, Inc. ........................................... 4,855 12
Great Southern Bancorp, Inc. .............................................. 1,002 57
Green Dot Corp. , Class A (a) ............................................... 5,595 57
Greene County Bancorp, Inc. .............................................. 768 18
Greenlight Capital Re Ltd. , Class A (a) ........................................ 3,016 39
Guaranty Bancshares, Inc. ................................................. 932 41
Guild Holdings Co. , Class A ............................................... 1,064 21
HA Sustainable Infrastructure Capital, Inc. (b) ................................... 14,181 368
Hamilton Insurance Group Ltd. , Class B (a) .................................... 7,131 153
Hamilton Lane, Inc. , Class A ............................................... 3,226 491
Hancock Whitney Corp. .................................................. 10,059 601
Hanmi Financial Corp. ................................................... 3,472 79
Hanover Bancorp, Inc. ................................................... 422 9

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
HarborOne Bancorp, Inc. ................................................. 4,365 $ 52
Hawthorn Bancshares, Inc. ................................................ 624 18
HBT Financial, Inc. ..................................................... 1,461 36
HCI Group, Inc. ........................................................ 1,095 153
Heritage Commerce Corp. ................................................ 6,895 64
Heritage Financial Corp. .................................................. 3,939 89
Heritage Insurance Holdings, Inc. (a) ......................................... 2,622 55
Hilltop Holdings, Inc. .................................................... 5,303 157
Hippo Holdings, Inc. (a) .................................................. 1,656 43
Home Bancorp, Inc. ..................................................... 773 40
Home Bancshares, Inc. ................................................... 21,775 613
HomeStreet, Inc. (a) ..................................................... 2,057 27
HomeTrust Bancshares, Inc. ............................................... 1,709 66
Hope Bancorp, Inc. ..................................................... 14,340 143
Horace Mann Educators Corp. .............................................. 4,801 204
Horizon Bancorp, Inc. ................................................... 5,014 78
Houlihan Lokey, Inc. .................................................... 6,404 1,221
I3 Verticals, Inc. , Class A (a) ............................................... 2,708 76
Independent Bank Corp. .................................................. 2,316 71
Independent Bank Corp. .................................................. 5,699 362
Innventure, Inc. (a) ...................................................... 2,072 10
International Bancshares Corp. ............................................. 6,557 447
International Money Express, Inc. (a) ......................................... 3,171 28
Invesco Ltd. ........................................................... 52,917 1,112
Invesco Mortgage Capital, Inc. (b) ........................................... 7,645 58
Investar Holding Corp. ................................................... 944 20
Investors Title Co. ...................................................... 161 34
Jack Henry & Associates, Inc. (b) ............................................ 8,633 1,466
Jackson Financial, Inc. , Class A ............................................. 8,321 729
James River Group Holdings Ltd. ........................................... 4,025 23
Jefferies Financial Group, Inc. .............................................. 19,572 1,129
John Marshall Bancorp, Inc. ............................................... 1,412 26
Kearny Financial Corp. ................................................... 6,753 40
Kemper Corp. ......................................................... 7,243 446
Kestrel Group Ltd. (a) (b) .................................................. 511 14
Kingstone Cos., Inc. (a) ................................................... 1,202 20
Kingsway Financial Services, Inc. (a) ......................................... 2,208 31
Kinsale Capital Group, Inc. ................................................ 2,631 1,159
KKR Real Estate Finance Trust, Inc. ......................................... 6,543 59
Ladder Capital Corp. .................................................... 13,318 145
Lakeland Financial Corp. ................................................. 2,932 186
Landmark Bancorp, Inc. .................................................. 470 11
Lazard, Inc. ........................................................... 13,048 678
LCNB Corp. .......................................................... 1,480 22
Lemonade, Inc. (a) (b) .................................................... 6,918 261
LendingClub Corp. (a) .................................................... 13,043 203
LendingTree, Inc. (a) ..................................................... 1,280 60
Lincoln National Corp. ................................................... 20,097 766
LINKBANCORP, Inc. ................................................... 2,675 18
Live Oak Bancshares, Inc. ................................................ 4,118 130
loanDepot, Inc. , Class A (a) ................................................ 8,388 13
Lument Finance Trust, Inc. (b) .............................................. 3,315 7
MainStreet Bancshares, Inc. (b) ............................................. 676 14
MarketAxess Holdings, Inc. ............................................... 4,370 898
Marqeta, Inc. , Class A (a) ................................................. 45,687 260
MBIA, Inc. (a) ......................................................... 4,928 26
Medallion Financial Corp. ................................................ 1,720 18
Mercantile Bank Corp. ................................................... 1,808 83
Merchants Bancorp ..................................................... 2,355 69
Mercury General Corp. ................................................... 3,149 218
Meridian Corp. ........................................................ 938 14
Metrocity Bankshares, Inc. ................................................ 2,140 59
Metropolitan Bank Holding Corp. ........................................... 1,062 75

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
MFA Financial, Inc. ..................................................... 11,990 $ 109
MGIC Investment Corp. .................................................. 27,766 719
Mid Penn Bancorp, Inc. .................................................. 2,081 57
Middlefield Banc Corp. .................................................. 808 22
Midland States Bancorp, Inc. .............................................. 2,318 39
MidWestOne Financial Group, Inc. .......................................... 2,244 62
Millrose Properties, Inc. .................................................. 14,350 430
Moelis & Co. , Class A ................................................... 8,741 613
Morningstar, Inc. ....................................................... 2,966 820
Mr. Cooper Group, Inc. (a) ................................................. 7,447 1,160
MVB Financial Corp. .................................................... 1,339 30
National Bank Holdings Corp. , Class A ....................................... 4,409 163
National Bankshares, Inc. ................................................. 681 19
Navient Corp. ......................................................... 11,634 151
NB Bancorp, Inc. (a) ..................................................... 4,078 70
NBT Bancorp, Inc. ...................................................... 6,060 251
NCR Atleos Corp. (a) .................................................... 8,516 261
Nelnet, Inc. , Class A ..................................................... 1,923 240
NerdWallet, Inc. , Class A (a) ............................................... 4,737 50
New York Mortgage Trust, Inc. ............................................. 10,394 66
NewtekOne, Inc. ....................................................... 2,814 32
Nexpoint Real Estate Finance, Inc. .......................................... 1,858 26
NI Holdings, Inc. (a) ..................................................... 668 9
Nicolet Bankshares, Inc. .................................................. 1,583 204
NMI Holdings, Inc. (a) ................................................... 9,096 339
Northeast Bank ........................................................ 802 80
Northeast Community Bancorp, Inc. ......................................... 1,385 29
Northfield Bancorp, Inc. .................................................. 4,281 46
Northpointe Bancshares, Inc. (b) ............................................ 2,378 35
Northrim Bancorp, Inc. ................................................... 625 52
Northwest Bancshares, Inc. ................................................ 16,197 189
Norwood Financial Corp. ................................................. 921 22
Oak Valley Bancorp ..................................................... 749 20
OceanFirst Financial Corp. ................................................ 6,644 111
OFG Bancorp ......................................................... 5,246 224
Ohio Valley Banc Corp. (b) ................................................ 406 13
Old National Bancorp .................................................... 37,691 796
Old Point Financial Corp. ................................................. 490 20
Old Republic International Corp. ............................................ 27,102 980
Old Second Bancorp, Inc. ................................................. 4,935 84
OneMain Holdings, Inc. .................................................. 14,083 814
Onity Group, Inc. (a) ..................................................... 739 28
OP Bancorp ........................................................... 1,271 16
Open Lending Corp. (a) ................................................... 12,383 27
Oportun Financial Corp. (a) ................................................ 3,866 24
Oppenheimer Holdings, Inc. , Class A ......................................... 664 50
OppFi, Inc. ........................................................... 2,749 29
Orange County Bancorp, Inc. .............................................. 1,110 28
Orchid Island Capital, Inc. (b) .............................................. 12,501 87
Origin Bancorp, Inc. ..................................................... 3,322 121
Orrstown Financial Services, Inc. ........................................... 2,150 71
Oscar Health, Inc. , Class A (a) (b) ............................................ 21,494 302
P10, Inc. , Class A ....................................................... 6,762 83
Pacific Premier Bancorp, Inc. .............................................. 11,241 244
Palomar Holdings, Inc. (a) ................................................. 3,103 411
Park National Corp. ..................................................... 1,869 303
Parke Bancorp, Inc. ..................................................... 1,069 22
Pathward Financial, Inc. .................................................. 2,788 211
Patria Investments Ltd. , Class A (b) .......................................... 7,152 100
Patriot National Bancorp, Inc. (a) ............................................ 6,965 11
Paymentus Holdings, Inc. , Class A (a) ........................................ 3,587 100
Payoneer Global, Inc. (a) .................................................. 32,167 211
Paysafe Ltd. (a) ......................................................... 3,458 42

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Paysign, Inc. (a) ........................................................ 4,333 $ 32
PCB Bancorp .......................................................... 1,260 26
Peapack-Gladstone Financial Corp. .......................................... 1,724 44
PennyMac Financial Services, Inc. .......................................... 5,845 544
PennyMac Mortgage Investment Trust ........................................ 10,163 120
Peoples Bancorp of North Carolina, Inc. ....................................... 515 15
Peoples Bancorp, Inc. .................................................... 4,043 116
Peoples Financial Services Corp. ............................................ 1,066 52
Perella Weinberg Partners ................................................. 7,005 140
Pinnacle Financial Partners, Inc. ............................................ 9,077 798
Pioneer Bancorp, Inc. (a) .................................................. 1,214 15
Piper Sandler Cos. ...................................................... 2,046 645
PJT Partners, Inc. , Class A ................................................ 2,689 480
Plumas Bancorp ........................................................ 585 24
Ponce Financial Group, Inc. (a) ............................................. 2,194 31
Popular, Inc. .......................................................... 7,984 915
PRA Group, Inc. (a) ..................................................... 4,440 67
Preferred Bank ......................................................... 1,452 132
Primerica, Inc. ......................................................... 3,893 1,034
Primis Financial Corp. ................................................... 2,150 24
Princeton Bancorp, Inc. .................................................. 534 16
Priority Technology Holdings, Inc. (a) ........................................ 2,784 19
ProAssurance Corp. (a) ................................................... 5,934 141
PROG Holdings, Inc. .................................................... 4,623 147
Prosperity Bancshares, Inc. ................................................ 10,867 724
Provident Bancorp, Inc. (a) ................................................ 1,764 22
Provident Financial Services, Inc. ........................................... 14,553 265
QCR Holdings, Inc. ..................................................... 1,926 137
Radian Group, Inc. ...................................................... 15,742 513
RBB Bancorp ......................................................... 1,911 35
Ready Capital Corp. (b) ................................................... 19,735 83
Red River Bancshares, Inc. ................................................ 483 29
Redwood Trust, Inc. ..................................................... 15,419 84
Regional Management Corp. ............................................... 1,028 34
Reinsurance Group of America, Inc. ......................................... 7,854 1,511
Remitly Global, Inc. (a) ................................................... 19,445 321
RenaissanceRe Holdings Ltd. .............................................. 5,516 1,344
Renasant Corp. ........................................................ 10,963 402
Repay Holdings Corp. (a) ................................................. 8,346 41
Republic Bancorp, Inc. , Class A ............................................ 944 65
Rhinebeck Bancorp, Inc. (a) ................................................ 418 5
Richmond Mutual Bancorp, Inc. (b) .......................................... 888 12
Rithm Capital Corp. ..................................................... 62,782 755
Rithm Property Trust, Inc. ................................................. 4,397 11
Riverview Bancorp, Inc. .................................................. 2,116 10
RLI Corp. ............................................................ 9,677 639
Rocket Cos., Inc. , Class A (b) ............................................... 27,943 413
Root, Inc. , Class A (a) .................................................... 1,159 140
Runway Growth Finance Corp. ............................................. 4,275 46
Ryan Specialty Holdings, Inc. .............................................. 12,730 779
S&T Bancorp, Inc. ...................................................... 4,464 164
Safety Insurance Group, Inc. ............................................... 1,716 121
SB Financial Group, Inc. ................................................. 628 12
Seacoast Banking Corp. of Florida ........................................... 10,005 282
Security National Financial Corp. , Class A (a) ................................... 1,614 14
SEI Investments Co. ..................................................... 11,183 985
Selective Insurance Group, Inc. ............................................. 7,159 558
Selectquote, Inc. (a) ..................................................... 15,567 27
ServisFirst Bancshares, Inc. ............................................... 6,022 474
Seven Hills Realty Trust .................................................. 1,586 16
Sezzle, Inc. (a) ......................................................... 1,940 300
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 7,854 809
Shore Bancshares, Inc. ................................................... 3,483 54

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Siebert Financial Corp. (a) ................................................. 1,303 $ 5
Sierra Bancorp ......................................................... 1,419 42
Silvercrest Asset Management Group, Inc. , Class A ............................... 965 16
Simmons First National Corp. , Class A ....................................... 14,686 282
SiriusPoint Ltd. (a) ...................................................... 12,678 249
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,183 212
SLM Corp. ........................................................... 24,675 785
SmartFinancial, Inc. ..................................................... 1,639 56
Sound Financial Bancorp, Inc. .............................................. 224 10
South Plains Financial, Inc. ................................................ 1,425 53
Southern First Bancshares, Inc. (a) ........................................... 844 35
Southern Missouri Bancorp, Inc. ............................................ 1,113 60
Southside Bancshares, Inc. ................................................ 3,346 98
SouthState Corp. ....................................................... 11,940 1,124
SR Bancorp, Inc. ....................................................... 799 11
Starwood Property Trust, Inc. .............................................. 38,018 740
Stellar Bancorp, Inc. ..................................................... 5,484 162
StepStone Group, Inc. , Class A ............................................. 7,951 472
Sterling Bancorp, Inc. (c) .................................................. 2,117 — (d)
Stewart Information Services Corp. .......................................... 3,239 210
Stifel Financial Corp. .................................................... 11,843 1,352
Stock Yards Bancorp, Inc. ................................................. 3,198 239
StoneX Group, Inc. (a) ................................................... 4,618 449
Sunrise Realty Trust, Inc. ................................................. 1,029 10
SWK Holdings Corp. .................................................... 1,282 19
Synovus Financial Corp. .................................................. 16,442 777
Texas Capital Bancshares, Inc. (a) ........................................... 5,321 447
TFS Financial Corp. ..................................................... 6,125 80
The Baldwin Insurance Group, Inc. (a) ........................................ 8,026 296
The Bancorp, Inc. (a) ..................................................... 5,208 329
The Bank of NT Butterfield & Son Ltd. ....................................... 5,508 251
The First Bancorp, Inc. ................................................... 1,104 28
The Hanover Insurance Group, Inc. .......................................... 4,234 727
The Hingham Institution for Savings (b) ....................................... 181 44
The Western Union Co. ................................................... 38,956 314
Third Coast Bancshares, Inc. (a) ............................................. 1,248 47
Timberland Bancorp, Inc. ................................................. 826 26
Tiptree, Inc. ........................................................... 2,511 52
Tompkins Financial Corp. ................................................. 1,541 100
Towne Bank .......................................................... 8,894 312
TPG RE Finance Trust, Inc. ............................................... 7,607 66
TPG, Inc. ............................................................ 15,284 872
TriCo Bancshares ....................................................... 3,570 147
Triumph Financial, Inc. (a) ................................................. 2,618 148
Trupanion, Inc. (a) (b) .................................................... 3,583 170
TrustCo Bank Corp. ..................................................... 2,148 72
Trustmark Corp. ........................................................ 6,611 246
TWFG, Inc. (a) ......................................................... 1,542 48
Two Harbors Investment Corp. ............................................. 12,090 118
UMB Financial Corp. .................................................... 8,659 952
Union Bankshares, Inc. ................................................... 391 11
United Bankshares, Inc. .................................................. 16,516 587
United Community Banks, Inc. ............................................. 14,343 437
United Fire Group, Inc. ................................................... 2,492 66
United Security Bancshares ................................................ 1,407 12
Unity Bancorp, Inc. ..................................................... 755 37
Universal Insurance Holdings, Inc. .......................................... 2,991 71
Univest Financial Corp. .................................................. 3,329 96
Unum Group .......................................................... 20,584 1,478
Upstart Holdings, Inc. (a) .................................................. 9,828 803
USCB Financial Holdings, Inc. ............................................. 1,133 19
UWM Holdings Corp. ................................................... 16,416 66
Valley National Bancorp .................................................. 56,949 528

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Velocity Financial, Inc. (a) ................................................. 2,497 $ 41
Veritex Holdings, Inc. .................................................... 6,151 195
Victory Capital Holdings, Inc. , Class A (e) ..................................... 6,192 427
Virtu Financial, Inc. , Class A ............................................... 9,642 426
Virtus Investment Partners, Inc. ............................................. 762 147
Voya Financial, Inc. ..................................................... 11,433 800
WaFd, Inc. ............................................................ 9,363 273
Walker & Dunlop, Inc. ................................................... 3,805 285
Washington Trust Bancorp, Inc. ............................................. 2,199 59
Waterstone Financial, Inc. ................................................. 1,747 23
Webster Financial Corp. .................................................. 19,887 1,146
WesBanco, Inc. ........................................................ 11,101 334
West Bancorp, Inc. ...................................................... 1,688 30
Westamerica Bancorp .................................................... 2,949 141
Western Alliance Bancorp ................................................. 12,484 968
Western New England Bancorp, Inc. ......................................... 2,020 22
Westwood Holdings Group, Inc. ............................................ 755 13
WEX, Inc. (a) .......................................................... 4,035 685
White Mountains Insurance Group Ltd. ....................................... 297 531
Wintrust Financial Corp. .................................................. 7,816 1,000
WisdomTree, Inc. ....................................................... 14,087 187
World Acceptance Corp. (a) ................................................ 531 84
WSFS Financial Corp. ................................................... 6,668 366
Zions Bancorp NA ...................................................... 17,291 927
125,809
Health Care (12.2%):
10X Genomics, Inc. , Class A (a) ............................................. 12,242 165
4D Molecular Therapeutics, Inc. (a) .......................................... 4,633 21
89bio, Inc. (a) .......................................................... 16,716 159
Aardvark Therapeutics, Inc. (a) ............................................. 1,374 17
Abeona Therapeutics, Inc. (a) ............................................... 5,173 33
Absci Corp. (a) (b) ....................................................... 12,783 36
Acadia Healthcare Co., Inc. (a) .............................................. 10,600 231
ACADIA Pharmaceuticals, Inc. (a) ........................................... 19,751 471
Accuray, Inc. (a) ........................................................ 10,620 14
Achieve Life Sciences, Inc. (a) .............................................. 2,948 8
Aclaris Therapeutics, Inc. (a) ............................................... 10,151 16
Actuate Therapeutics, Inc. (a) ............................................... 492 4
AdaptHealth Corp. (a) .................................................... 10,181 91
Adaptive Biotechnologies Corp. (a) .......................................... 17,157 176
Addus HomeCare Corp. (a) ................................................ 2,124 227
ADMA Biologics, Inc. (a) ................................................. 27,418 513
Agenus, Inc. (a) ........................................................ 2,903 16
agilon health, Inc. (a) ..................................................... 35,372 63
Agios Pharmaceuticals, Inc. (a) ............................................. 6,580 245
AirSculpt Technologies, Inc. (a) (b) ........................................... 1,242 8
Akebia Therapeutics, Inc. (a) ............................................... 29,650 109
Akero Therapeutics, Inc. (a) ................................................ 8,529 417
Aldeyra Therapeutics, Inc. (a) .............................................. 6,661 33
Alector, Inc. (a) ......................................................... 8,199 12
Alignment Healthcare, Inc. (a) .............................................. 15,496 214
Alkermes PLC (a) ....................................................... 19,182 508
Allogene Therapeutics, Inc. (a) .............................................. 16,857 21
Alpha Teknova, Inc. (a) (b) ................................................. 982 4
Alphatec Holdings, Inc. (a) ................................................ 12,873 136
ALT5 Sigma Corp. (a) .................................................... 1,592 10
Altimmune, Inc. (a) (b) .................................................... 9,221 34
Alumis, Inc. (a) (b) ...................................................... 7,680 32
Amedisys, Inc. (a) ....................................................... 3,794 374
American Well Corp. , Class A (a) ............................................ 1,243 9
Amicus Therapeutics, Inc. (a) ............................................... 35,244 211
AMN Healthcare Services, Inc. (a) ........................................... 4,457 82
Amneal Pharmaceuticals, Inc. (a) ............................................ 16,953 133

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Amphastar Pharmaceuticals, Inc. (a) .......................................... 4,089 $ 86
Amylyx Pharmaceuticals, Inc. (a) ............................................ 7,614 61
AnaptysBio, Inc. (a) ..................................................... 3,106 76
Anavex Life Sciences Corp. (a) (b) ........................................... 9,732 110
AngioDynamics, Inc. (a) .................................................. 4,460 40
ANI Pharmaceuticals, Inc. (a) .............................................. 2,129 135
Anika Therapeutics, Inc. (a) ................................................ 1,513 13
Annexon, Inc. (a) ....................................................... 10,824 26
Anteris Technologies Global Corp. (a) (b) ...................................... 3,851 12
Apellis Pharmaceuticals, Inc. (a) ............................................ 12,265 274
Apogee Therapeutics, Inc. (a) ............................................... 4,417 169
Aquestive Therapeutics, Inc. (a) ............................................. 10,590 41
Arcellx, Inc. (a) ........................................................ 4,693 335
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 2,861 35
Arcus Biosciences, Inc. (a) ................................................. 7,473 68
Arcutis Biotherapeutics, Inc. (a) ............................................. 12,414 181
Ardelyx, Inc. (a) ........................................................ 27,238 115
ArriVent Biopharma, Inc. (a) (b) ............................................. 2,247 44
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 13,661 216
ARS Pharmaceuticals, Inc. (a) (b) ............................................ 6,455 114
Artivion, Inc. (a) ........................................................ 4,700 145
Arvinas, Inc. (a) ........................................................ 7,422 55
Assembly Biosciences, Inc. (a) .............................................. 399 7
Astrana Health, Inc. (a) ................................................... 4,372 104
Astria Therapeutics, Inc. (a) ................................................ 5,213 36
Atea Pharmaceuticals, Inc. (a) .............................................. 7,907 29
Atlantic International Corp. (a) (b) ............................................ 2,613 4
Atossa Therapeutics, Inc. (a) ............................................... 13,699 11
AtriCure, Inc. (a) ....................................................... 5,647 198
aTyr Pharma, Inc. (a) (b) ................................................... 10,012 47
Aura Biosciences, Inc. (a) ................................................. 5,377 37
Avanos Medical, Inc. (a) .................................................. 5,217 58
Avantor, Inc. (a) ........................................................ 78,991 1,062
Aveanna Healthcare Holdings, Inc. (a) ........................................ 5,749 23
Avidity Biosciences, Inc. (a) ............................................... 13,066 480
Avita Medical, Inc. (a) (b) .................................................. 2,873 15
Axogen, Inc. (a) ........................................................ 5,019 66
Axsome Therapeutics, Inc. (a) .............................................. 4,814 488
Azenta, Inc. (a) ......................................................... 5,305 173
Beam Therapeutics, Inc. (a) ................................................ 10,625 209
Benitec Biopharma, Inc. (a) ................................................ 2,806 31
Beta Bionics, Inc. (a) (b) ................................................... 3,861 65
Bicara Therapeutics, Inc. (a) ............................................... 3,786 42
BioAge Labs, Inc. (a) .................................................... 2,190 10
BioCryst Pharmaceuticals, Inc. (a) ........................................... 23,755 193
Biohaven Ltd. (a) ....................................................... 10,533 159
BioLife Solutions, Inc. (a) ................................................. 5,380 114
BioMarin Pharmaceutical, Inc. (a) ........................................... 22,541 1,304
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,198 532
BioSig Technologies, Inc. (a) ............................................... 1,782 8
Biote Corp. , Class A (a) ................................................... 3,237 13
Bio-Techne Corp. ....................................................... 18,475 1,011
Bioventus, Inc. , Class A (a) ................................................ 5,177 34
Black Diamond Therapeutics, Inc. (a) ......................................... 4,685 12
Bridgebio Pharma, Inc. (a) ................................................. 19,154 905
BrightSpring Health Services, Inc. (a) ......................................... 9,403 194
Brookdale Senior Living, Inc. (a) ............................................ 24,546 190
Bruker Corp. .......................................................... 12,266 471
Butterfly Network, Inc. (a) ................................................. 21,158 36
Cabaletta Bio, Inc. (a) .................................................... 4,616 7
Candel Therapeutics, Inc. (a) (b) ............................................. 4,135 27
Capricor Therapeutics, Inc. (a) .............................................. 4,568 37
Cardiff Oncology, Inc. (a) (b) ............................................... 6,873 16

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
CareDx, Inc. (a) ........................................................ 6,091 $ 75
Cargo Therapeutics, Inc. (a) ................................................ 3,594 16
Caribou Biosciences, Inc. (a) ............................................... 9,013 18
Cartesian Therapeutics, Inc. (a) (b) ........................................... 881 11
Cassava Sciences, Inc. (a) ................................................. 4,407 9
Castle Biosciences, Inc. (a) ................................................ 3,244 49
Catalyst Pharmaceuticals, Inc. (a) ............................................ 13,168 281
Celcuity, Inc. (a) (b) ...................................................... 3,575 140
Celldex Therapeutics, Inc. (a) ............................................... 7,636 168
Ceribell, Inc. (a) ........................................................ 2,338 34
Certara, Inc. (a) ......................................................... 14,139 139
Cerus Corp. (a) ......................................................... 20,245 26
CG oncology, Inc. (a) .................................................... 5,301 141
Charles River Laboratories International, Inc. (a) ................................. 5,781 981
Chemed Corp. ......................................................... 1,710 705
Cibus, Inc. (a) .......................................................... 3,150 5
Cidara Therapeutics, Inc. (a) (b) ............................................. 893 57
Claritev Corp. (a) ....................................................... 835 33
ClearPoint Neuro, Inc. (a) ................................................. 2,753 29
Clover Health Investments Corp. (a) .......................................... 45,120 130
Codexis, Inc. (a) ........................................................ 9,136 24
Cogent Biosciences, Inc. (a) ................................................ 11,100 127
Collegium Pharmaceutical, Inc. (a) ........................................... 3,631 108
Community Health Systems, Inc. (a) .......................................... 13,855 36
Compass Therapeutics, Inc. (a) .............................................. 10,035 30
Concentra Group Holdings Parent, Inc. ....................................... 13,612 272
CONMED Corp. ....................................................... 3,560 182
Corcept Therapeutics, Inc. (a) .............................................. 11,170 750
CorMedix, Inc. (a) ...................................................... 7,745 90
CorVel Corp. (a) ........................................................ 3,418 303
Corvus Pharmaceuticals, Inc. (a) (b) .......................................... 6,050 25
Crinetics Pharmaceuticals, Inc. (a) ........................................... 10,301 295
Cross Country Healthcare, Inc. (a) ........................................... 3,579 48
CryoPort, Inc. (a) ....................................................... 5,576 41
Cullinan Therapeutics, Inc. (a) .............................................. 4,108 32
CVRx, Inc. (a) (b) ....................................................... 1,669 13
Cytek Biosciences, Inc. (a) ................................................. 13,258 48
Cytokinetics, Inc. (a) ..................................................... 13,891 523
CytomX Therapeutics, Inc. (a) .............................................. 11,830 26
DaVita, Inc. (a) ......................................................... 8,562 1,202
Day One Biopharmaceuticals, Inc. (a) ......................................... 8,705 58
Definitive Healthcare Corp. (a) .............................................. 4,251 17
Delcath Systems, Inc. (a) .................................................. 3,374 36
Denali Therapeutics, Inc. (a) ............................................... 14,909 206
DENTSPLY SIRONA, Inc. ................................................ 23,514 336
Design Therapeutics, Inc. (a) (b) ............................................. 3,317 13
Dianthus Therapeutics, Inc. (a) .............................................. 2,596 54
Disc Medicine, Inc. (a) ................................................... 2,491 149
DocGo, Inc. (a) ......................................................... 9,238 13
Doximity, Inc. , Class A (a) ................................................. 15,821 929
Dynavax Technologies Corp. (a) ............................................. 13,532 149
Dyne Therapeutics, Inc. (a) ................................................ 10,011 99
Edgewise Therapeutics, Inc. (a) ............................................. 9,097 130
Editas Medicine, Inc. (a) .................................................. 9,436 24
Elanco Animal Health, Inc. (a) .............................................. 58,617 802
Electromed, Inc. (a) ...................................................... 713 13
Eledon Pharmaceuticals, Inc. (a) ............................................. 6,214 20
Elicio Therapeutics, Inc. (a) ................................................ 650 6
Embecta Corp. ......................................................... 6,361 65
Emergent BioSolutions, Inc. (a) ............................................. 5,992 35
Enanta Pharmaceuticals, Inc. (a) ............................................. 2,168 16
Encompass Health Corp. .................................................. 11,824 1,302
Enhabit, Inc. (a) ........................................................ 5,024 34

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Enliven Therapeutics, Inc. (a) ............................................... 3,776 $ 71
Enovis Corp. (a) ........................................................ 6,600 177
Entrada Therapeutics, Inc. (a) ............................................... 2,420 14
Envista Holdings Corp. (a) ................................................. 19,672 372
Erasca, Inc. (a) ......................................................... 18,299 26
Esperion Therapeutics, Inc. (a) (b) ............................................ 22,247 32
Establishment Labs Holdings, Inc. (a) (b) ....................................... 3,064 129
Eton Pharmaceuticals, Inc. (a) .............................................. 2,926 41
Evolent Health, Inc. , Class A (a) ............................................. 13,510 136
Evolus, Inc. (a) ......................................................... 6,633 59
Exact Sciences Corp. (a) .................................................. 22,148 1,040
Exagen, Inc. (a) ........................................................ 1,102 9
Exelixis, Inc. (a) ........................................................ 31,463 1,140
Exozymes, Inc. (a) ...................................................... 65 1
EyePoint Pharmaceuticals, Inc. (a) ........................................... 6,995 69
Fate Therapeutics, Inc. (a) ................................................. 11,572 13
Foghorn Therapeutics, Inc. (a) .............................................. 3,099 16
Fortrea Holdings, Inc. (a) .................................................. 10,523 60
Fulcrum Therapeutics, Inc. (a) .............................................. 5,523 37
Fulgent Genetics, Inc. (a) .................................................. 2,260 39
GeneDx Holdings Corp. (a) ................................................ 2,963 302
Geron Corp. (a) ......................................................... 70,872 82
Glaukos Corp. (a) ....................................................... 6,556 564
Globus Medical, Inc. (a) .................................................. 13,360 703
GoodRx Holdings, Inc. , Class A (a) .......................................... 9,671 46
Gossamer Bio, Inc. (a) .................................................... 20,985 43
GRAIL, Inc. (a) (b) ...................................................... 3,518 120
Greenwich Lifesciences, Inc. (a) (b) .......................................... 582 6
Guardant Health, Inc. (a) .................................................. 14,006 574
Gyre Therapeutics, Inc. (a) (b) .............................................. 1,739 12
Haemonetics Corp. (a) .................................................... 5,635 417
Halozyme Therapeutics, Inc. (a) ............................................. 14,520 871
Harmony Biosciences Holdings, Inc. (a) ....................................... 5,165 182
Harrow, Inc. (a) ......................................................... 3,640 116
Health Catalyst, Inc. (a) ................................................... 7,519 27
HealthEquity, Inc. (a) .................................................... 10,017 972
HealthStream, Inc. ...................................................... 2,831 74
Henry Schein, Inc. (a) .................................................... 12,496 845
Heron Therapeutics, Inc. (a) (b) .............................................. 17,265 30
HilleVax, Inc. (a) ....................................................... 2,023 4
Hims & Hers Health, Inc. (a) ............................................... 23,922 1,583
Humacyte, Inc. (a) (b) .................................................... 14,421 35
ICU Medical, Inc. (a) .................................................... 2,692 346
Ideaya Biosciences, Inc. (a) ................................................ 9,343 228
Immunome, Inc. (a) ...................................................... 9,032 95
Immunovant, Inc. (a) ..................................................... 8,095 130
InfuSystem Holdings, Inc. (a) ............................................... 2,012 11
Inhibikase Therapeutics, Inc. (a) (b) ........................................... 4,650 7
Inhibrx Biosciences, Inc. (a) ................................................ 1,110 24
Inmune Bio, Inc. (a) (b) ................................................... 1,428 4
Innoviva, Inc. (a) ....................................................... 7,323 133
Inogen, Inc. (a) ......................................................... 2,547 16
Insight Molecular Diagnostics, Inc. (a) ........................................ 1,895 5
Insmed, Inc. (a) ......................................................... 21,225 2,277
Inspire Medical Systems, Inc. (a) ............................................ 3,285 409
Instil Bio, Inc. (a) (b) ..................................................... 351 8
Integer Holdings Corp. (a) ................................................. 4,032 438
Integra LifeSciences Holdings Corp. (a) ....................................... 7,709 101
Intellia Therapeutics, Inc. (a) (b) ............................................. 11,522 134
Invivyd, Inc. (a) ........................................................ 7,263 5
Ionis Pharmaceuticals, Inc. (a) .............................................. 18,499 795
Iovance Biotherapeutics, Inc. (a) (b) .......................................... 31,928 82
iRadimed Corp. ........................................................ 932 54

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
iRhythm Technologies, Inc. (a) .............................................. 3,722 $ 522
Ironwood Pharmaceuticals, Inc. (a) ........................................... 16,824 13
iTeos Therapeutics, Inc. (a) ................................................ 4,150 42
Janux Therapeutics, Inc. (a) ................................................ 5,861 141
Jazz Pharmaceuticals PLC (a) .............................................. 6,869 787
Journey Medical Corp. (a) ................................................. 873 6
KalVista Pharmaceuticals, Inc. (a) ........................................... 4,498 61
Keros Therapeutics, Inc. (a) ................................................ 3,894 56
Kewaunee Scientific Corp. (a) .............................................. 225 12
Kindly MD, Inc. (a) ...................................................... 102 1
Kiniksa Pharmaceuticals International PLC (a) .................................. 4,777 145
Kodiak Sciences, Inc. (a) .................................................. 5,625 37
Korro Bio, Inc. (a) ....................................................... 562 8
KORU Medical Systems, Inc. (a) ............................................ 4,820 17
Krystal Biotech, Inc. (a) ................................................... 2,952 454
Kura Oncology, Inc. (a) ................................................... 9,587 58
Kymera Therapeutics, Inc. (a) .............................................. 6,313 276
Kyverna Therapeutics, Inc. (a) .............................................. 1,971 7
Lantheus Holdings, Inc. (a) ................................................ 7,981 568
Larimar Therapeutics, Inc. (a) .............................................. 3,961 14
LeMaitre Vascular, Inc. ................................................... 2,447 199
LENSAR, Inc. (a) ....................................................... 1,005 13
LENZ Therapeutics, Inc. (a) (b) ............................................. 2,769 82
Lexicon Pharmaceuticals, Inc. (a) (b) .......................................... 19,851 21
Lifecore Biomedical, Inc. (a) ............................................... 3,701 26
LifeMD, Inc. (a) ........................................................ 4,173 43
LifeStance Health Group, Inc. (a) ............................................ 13,592 54
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,233 294
Lineage Cell Therapeutics, Inc. (a) (b) ......................................... 25,868 26
Liquidia Corp. (a) (b) ..................................................... 8,175 153
Lucid Diagnostics, Inc. (a) ................................................. 3,465 3
Lyell Immunopharma, Inc. (a) .............................................. 644 8
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,393 724
MannKind Corp. (a) ..................................................... 34,777 131
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 12,232 29
Masimo Corp. (a) ....................................................... 5,954 916
MaxCyte, Inc. (a) ....................................................... 11,023 23
Maze Therapeutics, Inc. (a) (b) .............................................. 1,471 22
MBX Biosciences, Inc. (a) ................................................. 1,659 22
Medpace Holdings, Inc. (a) ................................................ 2,780 1,188
MeiraGTx Holdings PLC (a) ............................................... 6,280 48
Merit Medical Systems, Inc. (a) ............................................. 6,855 582
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mesa Laboratories, Inc. .................................................. 615 47
Metsera, Inc. (a) (b) ...................................................... 6,015 198
MiMedx Group, Inc. (a) ................................................... 13,623 98
Mineralys Therapeutics, Inc. (a) ............................................. 4,740 67
Mirum Pharmaceuticals, Inc. (a) ............................................. 4,750 245
Moderna, Inc. (a) ....................................................... 40,837 1,207
Monopar Therapeutics, Inc. (a) .............................................. 443 18
Monte Rosa Therapeutics, Inc. (a) ........................................... 5,223 26
MoonLake Immunotherapeutics (a) .......................................... 6,293 317
Myomo, Inc. (a) ........................................................ 3,312 6
Myriad Genetics, Inc. (a) .................................................. 10,156 39
National HealthCare Corp. ................................................ 1,339 129
National Research Corp. .................................................. 1,421 18
Nautilus Biotechnology, Inc. (a) ............................................. 5,083 4
Nektar Therapeutics (a) ................................................... 14,090 305
Neogen Corp. (a) ....................................................... 25,521 119
NeoGenomics, Inc. (a) .................................................... 14,927 72
Neonc Technologies Holdings, Inc. (a) ........................................ 167 1
Neumora Therapeutics, Inc. (a) (b) ........................................... 7,252 14
Neurocrine Biosciences, Inc. (a) ............................................. 11,384 1,460

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Neurogene, Inc. (a) (b) .................................................... 1,336 $ 29
Neuronetics, Inc. (a) ..................................................... 4,040 18
NeuroPace, Inc. (a) ...................................................... 2,560 22
Niagen Bioscience, Inc. (a) ................................................ 5,787 54
Nkarta, Inc. (a) (b) ....................................................... 5,538 12
Novavax, Inc. (a) (b) ..................................................... 17,422 116
Novocure Ltd. (a) ....................................................... 11,692 135
Nurix Therapeutics, Inc. (a) ................................................ 8,788 99
Nutex Health, Inc. (a) (b) .................................................. 408 35
Nuvalent, Inc. , Class A (a) ................................................. 5,292 415
Nuvation Bio, Inc. (a) (b) .................................................. 26,480 63
Nuvectis Pharma, Inc. (a) .................................................. 1,091 8
Ocugen, Inc. (a) (b) ...................................................... 32,879 34
Ocular Therapeutix, Inc. (a) ................................................ 15,836 183
Olema Pharmaceuticals, Inc. (a) ............................................. 5,901 30
Omeros Corp. (a) (b) ..................................................... 6,320 24
OmniAb, Inc. (a) ........................................................ 11,079 21
Omnicell, Inc. (a) ....................................................... 5,357 166
OPKO Health, Inc. (a) .................................................... 40,729 52
OptimizeRx Corp. (a) .................................................... 1,899 24
Option Care Health, Inc. (a) ................................................ 19,218 564
Oramed Pharmaceuticals, Inc. (a) ............................................ 3,245 7
OraSure Technologies, Inc. (a) .............................................. 8,054 26
Organogenesis Holdings, Inc. (a) ............................................ 7,372 34
Organon & Co. ........................................................ 30,766 298
ORIC Pharmaceuticals, Inc. (a) ............................................. 5,585 56
Orthofix Medical, Inc. (a) ................................................. 4,347 48
OrthoPediatrics Corp. (a) .................................................. 1,889 39
Oruka Therapeutics, Inc. .................................................. 3,583 49
Outset Medical, Inc. (a) ................................................... 1,975 32
Owens & Minor, Inc. (a) .................................................. 8,589 60
Pacific Biosciences of California, Inc. (a) ...................................... 30,552 42
Pacira BioSciences, Inc. (a) ................................................ 5,216 110
PACS Group, Inc. (a) ..................................................... 4,543 50
Palvella Therapeutics, Inc. (a) .............................................. 741 27
PDL BioPharma, Inc. (a) (b) (c) .............................................. 17,605 1
Pediatrix Medical Group, Inc. (a) ............................................ 9,987 122
Penumbra, Inc. (a) ....................................................... 4,475 1,129
Perrigo Co. PLC ....................................................... 16,276 434
Personalis, Inc. (a) (b) .................................................... 6,068 33
Perspective Therapeutics, Inc. (a) ............................................ 6,096 23
Phathom Pharmaceuticals, Inc. (a) (b) ......................................... 4,368 37
Phibro Animal Health Corp. , Class A ......................................... 2,364 63
Phreesia, Inc. (a) ........................................................ 6,464 174
Praxis Precision Medicines, Inc. (a) (b) ........................................ 2,149 117
Precigen, Inc. (a) (b) ..................................................... 18,405 31
Premier, Inc. , Class A .................................................... 9,602 206
Prestige Consumer Healthcare, Inc. (a) ........................................ 5,800 429
Prime Medicine, Inc. (a) (b) ................................................ 5,830 22
Privia Health Group, Inc. (a) ............................................... 12,810 250
PROCEPT BioRobotics Corp. (a) (b) .......................................... 6,235 302
Pro-Dex, Inc. (a) (b) ...................................................... 218 11
Progyny, Inc. (a) ........................................................ 9,299 219
ProKidney Corp. (a) (b) ................................................... 10,446 29
Protagonist Therapeutics, Inc. (a) ............................................ 6,970 375
Protalix BioTherapeutics, Inc. (a) (b) .......................................... 7,857 11
Protara Therapeutics, Inc. (a) ............................................... 3,677 11
PTC Therapeutics, Inc. (a) ................................................. 9,176 478
Pulmonx Corp. (a) ....................................................... 3,766 7
Pulse Biosciences, Inc. (a) (b) ............................................... 1,399 21
Puma Biotechnology, Inc. (a) ............................................... 4,013 12
Quanterix Corp. (a) ...................................................... 3,702 22
Quantum-Si, Inc. , Class SI (a) (b) ............................................ 15,446 23

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
QuidelOrtho Corp. (a) .................................................... 7,848 $ 181
RadNet, Inc. (a) ........................................................ 8,180 448
Rapid Micro Biosystems, Inc. , Class A (a) ...................................... 2,025 7
Rapport Therapeutics, Inc. (a) .............................................. 1,985 29
Rapt Therapeutics, Inc. (a) ................................................. 914 10
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 36,853 219
REGENXBIO, Inc. (a) ................................................... 5,262 45
Relay Therapeutics, Inc. (a) ................................................ 15,034 53
Repligen Corp. (a) ....................................................... 6,328 741
Replimune Group, Inc. (a) (b) ............................................... 6,988 49
Revolution Medicines, Inc. (a) .............................................. 19,288 719
Revvity, Inc. (b) ........................................................ 13,996 1,230
Rezolute, Inc. (a) ....................................................... 8,204 49
Rhythm Pharmaceuticals, Inc. (a) ............................................ 6,933 591
Rigel Pharmaceuticals, Inc. (a) .............................................. 2,001 42
Rocket Pharmaceuticals, Inc. (a) ............................................. 11,441 35
Royalty Pharma PLC , Class A .............................................. 39,615 1,458
RxSight, Inc. (a) ........................................................ 4,349 34
Sage Therapeutics, Inc. (a) ................................................. 6,407 56
Sagimet Biosciences, Inc. , Class A (a) (b) ...................................... 2,680 23
Sana Biotechnology, Inc. (a) (b) ............................................. 14,673 60
Sanara Medtech, Inc. (a) .................................................. 296 7
Sangamo Therapeutics, Inc. (a) ............................................. 25,851 14
SANUWAVE Health, Inc. (a) (b) ............................................. 896 34
Sarepta Therapeutics, Inc. (a) ............................................... 11,024 181
Savara, Inc. (a) (b) ....................................................... 8,759 23
Scholar Rock Holding Corp. (a) ............................................. 8,611 319
Schrodinger, Inc. (a) ..................................................... 7,382 150
scPharmaceuticals, Inc. (a) ................................................. 4,031 20
Seer, Inc. (a) ........................................................... 3,154 7
Select Medical Holdings Corp. ............................................. 13,005 192
SELLAS Life Sciences Group, Inc. (a) (b) ...................................... 10,853 17
Semler Scientific, Inc. (a) (b) ............................................... 1,037 37
Senseonics Holdings, Inc. (a) (b) ............................................. 79,709 39
Septerna, Inc. (a) (b) ..................................................... 3,151 39
SI-BONE, Inc. (a) ....................................................... 4,324 74
SIGA Technologies, Inc. .................................................. 4,630 31
Sight Sciences, Inc. (a) ................................................... 2,985 10
Simulations Plus, Inc. .................................................... 1,824 24
Sionna Therapeutics, Inc. (a) (b) ............................................. 3,000 50
Soleno Therapeutics, Inc. (a) ............................................... 4,968 430
Solid Biosciences, Inc. (a) ................................................. 6,534 45
Solventum Corp. (a) ..................................................... 16,502 1,178
Sonida Senior Living, Inc. (a) .............................................. 2,008 49
Sotera Health Co. (a) ..................................................... 17,379 200
Spero Therapeutics, Inc. (a) (b) .............................................. 3,832 9
Spyre Therapeutics, Inc. (a) (b) .............................................. 6,040 103
STAAR Surgical Co. (a) .................................................. 5,801 104
Standard BioTools, Inc. (a) ................................................ 42,660 57
Stereotaxis, Inc. (a) ...................................................... 7,768 18
Stoke Therapeutics, Inc. (a) ................................................ 4,922 63
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,279 220
Surgery Partners, Inc. (a) .................................................. 8,988 197
Surmodics, Inc. (a) ...................................................... 1,594 57
Syndax Pharmaceuticals, Inc. (a) ............................................ 9,692 96
Tactile Systems Technology, Inc. (a) .......................................... 2,519 25
Talkspace, Inc. (a) ....................................................... 16,001 39
Tandem Diabetes Care, Inc. (a) .............................................. 7,779 121
Tango Therapeutics, Inc. (a) ................................................ 6,818 41
Tarsus Pharmaceuticals, Inc. (a) ............................................. 4,291 167
Taysha Gene Therapies, Inc. (a) (b) ........................................... 24,948 68
Tectonic Therapeutic, Inc. (a) ............................................... 1,199 27
Teladoc Health, Inc. (a) ................................................... 20,545 148

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Teleflex, Inc. .......................................................... 5,232 $ 625
Tempus AI, Inc. (a) (b) .................................................... 10,904 617
Tenet Healthcare Corp. (a) ................................................. 10,871 1,753
Terns Pharmaceuticals, Inc. (a) .............................................. 7,679 45
TG Therapeutics, Inc. (a) .................................................. 17,021 604
The Ensign Group, Inc. ................................................... 6,610 992
The Joint Corp. (a) ...................................................... 1,544 17
The Oncology Institute, Inc. (a) ............................................. 4,361 16
The Pennant Group, Inc. (a) ................................................ 3,882 86
Theravance Biopharma, Inc. (a) ............................................. 5,340 60
Third Harmonic Bio, Inc. (a) ............................................... 2,389 13
Tonix Pharmaceuticals Holding Corp. (a) (b) .................................... 845 32
Tourmaline Bio, Inc. (a) ................................................... 1,874 41
TransMedics Group, Inc. (a) ................................................ 3,875 461
Travere Therapeutics, Inc. (a) ............................................... 10,350 160
Treace Medical Concepts, Inc. (a) ............................................ 5,071 27
Trevi Therapeutics, Inc. (a) ................................................ 8,151 60
TruBridge, Inc. (a) ...................................................... 1,650 34
TuHURA Biosciences, Inc. (a) (b) ............................................ 2,407 6
Tvardi Therapeutics, Inc. (a) (b) ............................................. 702 18
Twist Bioscience Corp. (a) ................................................. 6,723 226
Tyra Biosciences, Inc. (a) (b) ............................................... 3,682 40
U.S. Physical Therapy, Inc. ................................................ 1,756 128
UFP Technologies, Inc. (a) ................................................. 878 199
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,494 287
United Therapeutics Corp. (a) .............................................. 5,245 1,441
Universal Health Services, Inc. , Class B ....................................... 6,421 1,069
Upstream Bio, Inc. (a) .................................................... 2,198 34
Utah Medical Products, Inc. ............................................... 335 19
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,247 27
Varex Imaging Corp. (a) .................................................. 4,695 34
Vaxcyte, Inc. (a) ........................................................ 14,887 505
Ventyx Biosciences, Inc. (a) ................................................ 7,064 20
Vera Therapeutics, Inc. (a) ................................................. 5,669 118
Veracyte, Inc. (a) ........................................................ 9,155 215
Verastem, Inc. (a) ....................................................... 5,562 34
Vericel Corp. (a) ........................................................ 5,906 206
Viatris, Inc. ........................................................... 136,362 1,192
Vigil Neuroscience, Inc. (a) ................................................ 3,386 27
Viking Therapeutics, Inc. (a) ............................................... 12,966 422
Vir Biotechnology, Inc. (a) ................................................. 10,376 53
Viridian Therapeutics, Inc. (a) .............................................. 8,700 152
Voyager Therapeutics, Inc. (a) .............................................. 4,924 16
WaVe Life Sciences Ltd. (a) ................................................ 14,515 118
Waystar Holding Corp. (a) ................................................. 13,669 505
Xencor, Inc. (a) ......................................................... 7,813 65
Xeris Biopharma Holdings, Inc. (a) .......................................... 17,336 88
XOMA Royalty Corp. (a) ................................................. 1,350 34
Y-mAbs Therapeutics, Inc. , Class Y (a) ........................................ 3,766 17
Zenas Biopharma, Inc. (a) (b) ............................................... 1,125 18
Zevra Therapeutics, Inc. (a) ................................................ 6,327 70
Zimvie, Inc. (a) ......................................................... 3,137 59
Zymeworks, Inc. (a) ..................................................... 7,978 100
87,591
Industrials (19.5%):
3D Systems Corp. (a) (b) .................................................. 14,826 24
A.O. Smith Corp. ....................................................... 13,619 964
AAON, Inc. ........................................................... 8,005 668
AAR Corp. (a) ......................................................... 4,188 313
ABM Industries, Inc. .................................................... 7,281 336
ACCO Brands Corp. .................................................... 9,930 37
Acme United Corp. (b) ................................................... 362 15
Acuity, Inc. ........................................................... 3,668 1,142

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
ACV Auctions, Inc. , Class A (a) ............................................. 19,267 $ 274
Advanced Drainage Systems, Inc. (b) ......................................... 8,486 974
Aebi Schmidt Holding AG (a) .............................................. 3,809 39
AECOM ............................................................. 15,709 1,771
AeroVironment, Inc. (a) ................................................... 3,317 888
AerSale Corp. (a) ....................................................... 3,977 24
AGCO Corp. .......................................................... 7,358 868
Air Lease Corp. ........................................................ 12,368 685
Alamo Group, Inc. ...................................................... 1,371 305
Alaska Air Group, Inc. (a) ................................................. 14,384 762
Albany International Corp. ................................................ 3,541 192
Alight, Inc. , Class A ..................................................... 55,266 296
Allegiant Travel Co. (a) ................................................... 1,645 85
Allegion PLC ......................................................... 10,218 1,695
Allient, Inc. ........................................................... 1,652 67
Allison Transmission Holdings, Inc. ......................................... 9,971 898
Alta Equipment Group, Inc. ............................................... 2,197 17
Amentum Holdings, Inc. (a) ................................................ 23,463 586
Ameresco, Inc. , Class A (a) ................................................ 3,713 63
American Airlines Group, Inc. (a) ............................................ 77,361 889
American Superconductor Corp. (a) .......................................... 4,921 280
American Woodmark Corp. (a) .............................................. 1,681 88
Amprius Technologies, Inc. (a) .............................................. 10,130 70
API Group Corp. (a) ..................................................... 44,281 1,597
Apogee Enterprises, Inc. .................................................. 2,477 104
Applied Industrial Technologies, Inc. ......................................... 4,492 1,220
ArcBest Corp. ......................................................... 2,658 194
Archer Aviation, Inc. , Class A (a) ............................................ 53,242 534
Arcosa, Inc. ........................................................... 5,697 489
Argan, Inc. ........................................................... 1,546 379
Aris Water Solutions, Inc. , Class A ........................................... 3,522 75
Armstrong World Industries, Inc. ............................................ 5,109 961
Array Technologies, Inc. (a) ................................................ 17,673 115
ASGN, Inc. (a) ......................................................... 4,995 250
Astec Industries, Inc. .................................................... 2,644 105
Astronics Corp. (a) ...................................................... 3,561 129
Asure Software, Inc. (a) ................................................... 2,832 27
Atkore, Inc. ........................................................... 3,923 302
Avis Budget Group, Inc. (a) ................................................ 4,053 690
AZZ, Inc. ............................................................ 3,489 382
Barrett Business Services, Inc. ............................................. 2,928 135
BlackSky Technology, Inc. (a) (b) ............................................ 2,985 57
Blade Air Mobility, Inc. (a) ................................................ 6,419 26
Bloom Energy Corp. , Class A (a) ............................................ 26,136 977
Blue Bird Corp. (a) ...................................................... 3,672 164
BlueLinx Holdings, Inc. (a) ................................................ 895 66
Boise Cascade Co. ...................................................... 4,404 369
Bowman Consulting Group Ltd. (a) .......................................... 1,608 56
Brady Corp. , Class A .................................................... 5,132 362
BrightView Holdings, Inc. (a) .............................................. 6,983 111
Builders FirstSource, Inc. (a) ............................................... 12,818 1,630
BWX Technologies, Inc. .................................................. 10,851 1,649
Byrna Technologies, Inc. (a) ................................................ 2,042 45
C.H. Robinson Worldwide, Inc. ............................................. 14,019 1,617
CACI International, Inc. , Class A (a) ......................................... 2,592 1,194
Cadre Holdings, Inc. ..................................................... 3,262 108
Casella Waste Systems, Inc. (a) ............................................. 7,394 804
CBIZ, Inc. (a) .......................................................... 5,765 352
CECO Environmental Corp. (a) ............................................. 3,513 158
Centuri Holdings, Inc. (a) ................................................. 2,853 62
ChargePoint Holdings, Inc. (a) (b) ............................................ 2,298 21
Chart Industries, Inc. (a) .................................................. 5,324 1,059
Civeo Corp. ........................................................... 1,387 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Clean Harbors, Inc. (a) ................................................... 6,028 $ 1,421
Columbus McKinnon Corp. ............................................... 3,229 47
Concentrix Corp. (b) ..................................................... 5,378 279
Concrete Pumping Holdings, Inc. ........................................... 2,466 17
Conduent, Inc. (a) ....................................................... 16,644 44
Construction Partners, Inc. , Class A (a) ........................................ 5,473 552
Core & Main, Inc. , Class A (a) .............................................. 22,579 1,437
CoreCivic, Inc. (a) ...................................................... 12,587 252
Covenant Logistics Group, Inc. ............................................. 1,847 45
CRA International, Inc. ................................................... 770 136
Crane Co. ............................................................ 6,787 1,329
CSG Systems International, Inc. ............................................ 3,278 205
CSW Industrials, Inc. .................................................... 1,974 512
Custom Truck One Source, Inc. (a) ........................................... 7,443 46
Dayforce, Inc. (a) ....................................................... 18,347 1,058
Deluxe Corp. .......................................................... 5,127 83
Distribution Solutions Group, Inc. (a) ......................................... 1,055 32
DNOW, Inc. (a) ........................................................ 12,207 190
Donaldson Co., Inc. ..................................................... 13,805 994
Douglas Dynamics, Inc. .................................................. 2,633 75
Driven Brands Holdings, Inc. (a) ............................................ 6,813 115
Ducommun, Inc. (a) ..................................................... 1,625 148
Dun & Bradstreet Holdings, Inc. ............................................ 39,237 357
DXP Enterprises, Inc. (a) .................................................. 1,506 171
Dycom Industries, Inc. (a) ................................................. 3,313 891
Energy Recovery, Inc. (a) ................................................. 6,166 83
Energy Vault Holdings, Inc. (a) ............................................. 9,406 11
Enerpac Tool Group Corp. ................................................ 6,324 244
EnerSys .............................................................. 4,569 422
Ennis, Inc. ............................................................ 2,816 50
Enovix Corp. (a) (b) ...................................................... 19,250 258
Enpro, Inc. ........................................................... 2,485 528
Enviri Corp. (a) ......................................................... 8,923 80
Eos Energy Enterprises, Inc. (a) (b) ........................................... 28,267 161
Esab Corp. ............................................................ 6,754 906
ESCO Technologies, Inc. ................................................. 3,054 592
Espey Mfg. & Electronics Corp. ............................................ 221 10
Everus Construction Group, Inc. (a) .......................................... 6,033 448
EVI Industries, Inc. ..................................................... 537 12
ExlService Holdings, Inc. (a) ............................................... 18,642 810
Exponent, Inc. ......................................................... 5,973 412
Federal Signal Corp. ..................................................... 7,076 896
First Advantage Corp. (a) .................................................. 9,232 160
Flowserve Corp. ........................................................ 15,484 868
Fluence Energy, Inc. (a) (b) ................................................. 8,835 72
Fluor Corp. (a) ......................................................... 19,319 1,097
Forrester Research, Inc. (a) ................................................ 1,211 12
Fortune Brands Innovations, Inc. ............................................ 14,232 776
Franklin Covey Co. (a) ................................................... 1,233 24
Franklin Electric Co., Inc. ................................................. 4,637 436
FreightCar America, Inc. (a) ................................................ 1,575 16
Frontier Group Holdings, Inc. (a) (b) .......................................... 9,604 42
FTAI Aviation Ltd. ...................................................... 12,012 1,653
FTAI Infrastructure, Inc. .................................................. 12,548 79
FTI Consulting, Inc. (a) ................................................... 4,009 667
FuelCell Energy, Inc. (a) .................................................. 2,442 12
Gates Industrial Corp. PLC (a) .............................................. 30,165 748
GATX Corp. .......................................................... 4,202 642
Genco Shipping & Trading Ltd. ............................................. 4,543 72
Gencor Industries, Inc. (a) ................................................. 1,099 16
Generac Holdings, Inc. (a) ................................................. 6,921 1,347
Genpact Ltd. .......................................................... 19,086 841
Gibraltar Industries, Inc. (a) ................................................ 3,442 227

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Global Industrial Co. .................................................... 878 $ 30
GMS, Inc. (a) .......................................................... 4,535 497
GrafTech International Ltd. (a) .............................................. 20,677 29
Graham Corp. (a) ....................................................... 1,201 69
Granite Construction, Inc. ................................................. 5,153 487
Great Lakes Dredge & Dock Corp. (a) ........................................ 7,725 86
Griffon Corp. .......................................................... 4,661 379
GXO Logistics, Inc. (a) ................................................... 13,352 664
Hayward Holdings, Inc. (a) ................................................ 24,904 383
Healthcare Services Group, Inc. (a) ........................................... 8,502 111
Heartland Express, Inc. ................................................... 5,052 39
Heidrick & Struggles International, Inc. ....................................... 2,333 104
Helios Technologies, Inc. ................................................. 3,909 143
Herc Holdings, Inc. (b) ................................................... 3,894 455
Hertz Global Holdings, Inc. (a) (b) ........................................... 35,215 226
Hexcel Corp. .......................................................... 9,494 569
Hillenbrand, Inc. ....................................................... 8,255 171
Hillman Solutions Corp. (a) ................................................ 22,962 181
HireQuest, Inc. ........................................................ 528 5
HNI Corp. ............................................................ 5,377 277
Hub Group, Inc. , Class A ................................................. 7,043 247
Hudson Technologies, Inc. (a) .............................................. 4,376 41
Huntington Ingalls Industries, Inc. ........................................... 4,638 1,293
Hurco Cos., Inc. (a) ...................................................... 628 12
Huron Consulting Group, Inc. (a) ............................................ 1,999 264
Hyliion Holdings Corp. (a) (b) .............................................. 13,214 20
Hyster-Yale, Inc. ....................................................... 1,028 43
IBEX Holdings Ltd. (a) ................................................... 1,137 34
ICF International, Inc. ................................................... 2,144 180
IES Holdings, Inc. (a) .................................................... 2,291 809
Innodata, Inc. (a) (b) ..................................................... 3,589 197
Innovative Solutions and Support, Inc. (a) ...................................... 1,451 23
Insperity, Inc. .......................................................... 4,224 252
Insteel Industries, Inc. .................................................... 2,161 78
Interface, Inc. ......................................................... 6,707 138
Intuitive Machines, Inc. (a) (b) .............................................. 12,433 139
ITT, Inc. ............................................................. 9,313 1,583
Janus International Group, Inc. (a) ........................................... 15,724 135
JBT Marel Corp. ....................................................... 6,083 838
JELD-WEN Holding, Inc. (a) ............................................... 9,647 43
JetBlue Airways Corp. (a) ................................................. 33,513 149
Joby Aviation, Inc. (a) (b) .................................................. 53,276 888
Kadant, Inc. ........................................................... 1,386 461
Karat Packaging, Inc. .................................................... 772 21
Karman Holdings, Inc. (a) ................................................. 3,491 180
KBR, Inc. ............................................................ 15,235 712
Kelly Services, Inc. , Class A ............................................... 3,512 43
Kennametal, Inc. ....................................................... 8,927 221
Kforce, Inc. ........................................................... 2,060 72
Kirby Corp. (a) ......................................................... 6,632 632
Knight-Swift Transportation Holdings, Inc. .................................... 18,699 795
Korn Ferry ........................................................... 6,055 429
Kratos Defense & Security Solutions, Inc. (a) ................................... 17,859 1,048
KULR Technology Group, Inc. (a) (b) ......................................... 3,706 20
L.B. Foster Co. , Class A (a) ................................................ 1,088 26
Landstar System, Inc. .................................................... 4,116 549
Legalzoom.com, Inc. (a) .................................................. 13,929 125
Leonardo DRS, Inc. ..................................................... 8,829 367
Limbach Holdings, Inc. (a) ................................................ 1,190 163
Lincoln Electric Holdings, Inc. ............................................. 6,362 1,549
Lindsay Corp. ......................................................... 1,257 172
Liquidity Services, Inc. (a) ................................................. 2,760 66
Loar Holdings, Inc. (a) ................................................... 9,002 665

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
LSI Industries, Inc. ...................................................... 3,042 $ 56
Lyft, Inc. , Class A (a) .................................................... 45,449 639
ManpowerGroup, Inc. ................................................... 5,398 223
Marten Transport Ltd. .................................................... 6,744 82
Masco Corp. .......................................................... 25,062 1,707
MasTec, Inc. (a) ........................................................ 7,288 1,379
Masterbrand, Inc. (a) ..................................................... 14,699 162
Matrix Service Co. (a) .................................................... 3,040 46
Matson, Inc. .......................................................... 3,790 405
Matthews International Corp. , Class A ........................................ 3,461 81
Maximus, Inc. ......................................................... 6,622 489
Mayville Engineering Co., Inc. (a) ........................................... 1,761 29
McGrath RentCorp ...................................................... 2,882 360
MDU Resources Group, Inc. ............................................... 23,544 406
Mercury Systems, Inc. (a) ................................................. 6,974 367
Microvast Holdings, Inc. (a) (b) ............................................. 22,740 72
Miller Industries, Inc. .................................................... 1,269 52
MillerKnoll, Inc. ....................................................... 7,905 150
Mistras Group, Inc. (a) ................................................... 2,004 16
Montrose Environmental Group, Inc. (a) ....................................... 3,516 80
Moog, Inc. , Class A ..................................................... 3,297 638
MRC Global, Inc. (a) ..................................................... 9,841 144
MSA Safety, Inc. ....................................................... 4,387 780
MSC Industrial Direct Co., Inc. ............................................. 5,407 468
Mueller Industries, Inc. ................................................... 12,730 1,087
Mueller Water Products, Inc. , Class A ........................................ 18,227 451
MYR Group, Inc. (a) ..................................................... 1,809 350
NANO Nuclear Energy, Inc. (a) (b) ........................................... 3,182 113
National Presto Industries, Inc. ............................................. 631 61
NeoVolta, Inc. (a) (b) ..................................................... 3,167 15
NEXTracker, Inc. , Class A (a) .............................................. 17,101 996
NN, Inc. (a) ........................................................... 4,557 9
Nordson Corp. ......................................................... 6,114 1,310
NuScale Power Corp. (a) (b) ................................................ 14,119 709
NV5 Global, Inc. (a) ..................................................... 6,781 152
nVent Electric PLC ...................................................... 19,370 1,519
NWPX Infrastructure, Inc. (a) .............................................. 1,105 46
Omega Flex, Inc. ....................................................... 377 12
OPENLANE, Inc. (a) .................................................... 12,526 309
Orion Group Holdings, Inc. (a) .............................................. 4,191 31
Oshkosh Corp. ......................................................... 7,613 963
Owens Corning ........................................................ 10,036 1,399
Palladyne AI Corp. (a) (b) .................................................. 2,746 22
PAMT Corp. (a) ........................................................ 542 6
Pangaea Logistics Solutions Ltd. ............................................ 3,152 15
Park Aerospace Corp. .................................................... 1,969 35
Park-Ohio Holdings Corp. ................................................ 1,066 17
Parsons Corp. (a) ....................................................... 12,596 935
Paycom Software, Inc. ................................................... 6,093 1,411
Paylocity Holding Corp. (a) ................................................ 5,303 980
Performant Healthcare, Inc. (a) .............................................. 7,873 28
Perma-Fix Environmental Services, Inc. (a) ..................................... 1,642 19
Perma-Pipe International Holdings, Inc. (a) ..................................... 787 17
Pitney Bowes, Inc. ...................................................... 21,145 240
Planet Labs PBC (a) ..................................................... 24,765 155
Plug Power, Inc. (a) (b) .................................................... 127,019 190
Powell Industries, Inc. ................................................... 1,118 265
Power Solutions International, Inc. (a) ........................................ 768 72
Preformed Line Products Co. .............................................. 394 61
Primoris Services Corp. .................................................. 6,357 599
Proficient Auto Logistics, Inc. (a) ............................................ 2,302 16
Proto Labs, Inc. (a) ...................................................... 2,760 119
Pursuit Attractions and Hospitality, Inc. (a) ..................................... 2,426 73

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Quad/Graphics, Inc. ..................................................... 2,820 $ 15
Quanex Building Products Corp. ............................................ 5,357 104
Radiant Logistics, Inc. (a) ................................................. 4,039 24
RBC Bearings, Inc. (a) ................................................... 3,688 1,428
RCM Technologies, Inc. (a) ................................................ 503 12
Redwire Corp. (a) (b) ..................................................... 3,000 43
Regal Rexnord Corp. .................................................... 7,854 1,201
Resideo Technologies, Inc. (a) .............................................. 16,717 456
Resolute Holdings Management, Inc. (a) ....................................... 466 19
Resources Connection, Inc. ................................................ 3,533 18
REV Group, Inc. ....................................................... 5,698 282
Richtech Robotics, Inc. , Class B (a) (b) ........................................ 6,925 13
Robert Half, Inc. ....................................................... 11,753 434
Rocket Lab Corp. (a) (b) ................................................... 50,535 2,321
Rush Enterprises, Inc. , Class A ............................................. 8,180 443
RXO, Inc. (a) .......................................................... 19,078 295
Ryder System, Inc. ...................................................... 4,767 847
Safe Bulkers, Inc. ....................................................... 6,253 25
Saia, Inc. (a) ........................................................... 3,166 957
Satellogic, Inc. , Class A (a) ................................................ 5,332 17
Schneider National, Inc. , Class B ............................................ 6,077 149
Science Applications International Corp. ...................................... 5,547 618
Sensata Technologies Holding PLC .......................................... 17,206 529
SES AI Corp. (a) (b) ...................................................... 24,625 32
Shoals Technologies Group, Inc. , Class A (a) .................................... 19,332 104
Simpson Manufacturing Co., Inc. ........................................... 4,958 890
SiteOne Landscape Supply, Inc. (a) ........................................... 5,252 724
Skillsoft Corp. (a) ....................................................... 410 6
Sky Harbour Group Corp. (a) (b) ............................................. 2,416 24
SkyWest, Inc. (a) ........................................................ 4,640 538
SKYX Platforms Corp. (a) (b) ............................................... 6,623 7
Spire Global, Inc. (a) (b) ................................................... 2,695 27
Spirit AeroSystems Holdings, Inc. , Class A (a) .................................. 13,807 544
Spirit Aviation Holdings, Inc. (a) (b) .......................................... 2,369 10
SPX Technologies, Inc. (a) ................................................. 5,403 985
StandardAero, Inc. (a) .................................................... 21,345 609
Standex International Corp. ................................................ 1,406 232
Stanley Black & Decker, Inc. .............................................. 18,383 1,244
Steelcase, Inc. , Class A ................................................... 10,062 104
Sterling Infrastructure, Inc. (a) .............................................. 3,495 935
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,460 63
Sunrun, Inc. (a) (b) ....................................................... 24,425 251
Symbotic, Inc. (a) (b) ..................................................... 5,206 281
T1 Energy, Inc. (a) (b) .................................................... 14,061 17
Taylor Devices, Inc. (a) ................................................... 333 15
Tecogen, Inc. (a) ........................................................ 1,472 14
Tennant Co. ........................................................... 2,159 178
Terex Corp. ........................................................... 7,564 385
Tetra Tech, Inc. ........................................................ 31,255 1,148
The Brink's Co. ........................................................ 4,946 432
The Eastern Co. ........................................................ 612 14
The GEO Group, Inc. (a) .................................................. 15,855 411
The Gorman-Rupp Co. ................................................... 2,429 100
The Greenbrier Cos., Inc. ................................................. 3,562 162
The Manitowoc Co., Inc. (a) ............................................... 3,897 50
The Middleby Corp. (a) ................................................... 6,279 912
The Timken Co. ........................................................ 7,455 567
The Toro Co. .......................................................... 11,729 871
Thermon Group Holdings, Inc. (a) ........................................... 3,755 106
Titan International, Inc. (a) ................................................. 5,604 47
Titan Machinery, Inc. (a) .................................................. 2,383 46
Transcat, Inc. (a) ........................................................ 1,066 81
Trex Co., Inc. (a) ........................................................ 12,685 815

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
TriNet Group, Inc. ...................................................... 5,573 $ 378
Trinity Industries, Inc. ................................................... 9,541 222
TrueBlue, Inc. (a) ....................................................... 3,204 23
TTEC Holdings, Inc. (a) .................................................. 2,032 10
Tutor Perini Corp. (a) .................................................... 5,198 250
Twin Disc, Inc. ........................................................ 1,158 10
UFP Industries, Inc. ..................................................... 7,052 691
U-Haul Holding Co. ..................................................... 12,827 667
UL Solutions, Inc. , Class A ................................................ 7,319 535
Ultralife Corp. (a) ....................................................... 1,033 8
UniFirst Corp. ......................................................... 1,758 301
Universal Logistics Holdings, Inc. ........................................... 740 18
Upwork, Inc. (a) ........................................................ 14,466 173
V2X, Inc. (a) .......................................................... 2,230 106
Valmont Industries, Inc. .................................................. 2,353 856
Verra Mobility Corp. (a) .................................................. 18,809 475
Vestis Corp. ........................................................... 15,324 93
Vicor Corp. (a) ......................................................... 2,723 121
Virco Mfg. Corp. ....................................................... 1,377 11
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 4,580 17
VSE Corp. ............................................................ 2,239 350
Wabash National Corp. ................................................... 4,638 46
Watts Water Technologies, Inc. , Class A ....................................... 3,220 845
Werner Enterprises, Inc. .................................................. 6,967 193
WESCO International, Inc. ................................................ 5,692 1,178
Wheels Up Experience, Inc. (a) (b) ........................................... 49,891 70
Willdan Group, Inc. (a) ................................................... 1,592 136
Willis Lease Finance Corp. ................................................ 328 46
WillScot Holdings Corp. .................................................. 21,099 619
Woodward, Inc. ........................................................ 6,697 1,722
Xometry, Inc. , Class A (a) ................................................. 5,121 166
Zurn Elkay Water Solutions Corp. ........................................... 17,720 784
139,707
Information Technology (12.5%):
8x8, Inc. (a) ........................................................... 14,816 29
908 Devices, Inc. (a) ..................................................... 2,941 19
A10 Networks, Inc. ..................................................... 8,259 152
ACI Worldwide, Inc. (a) .................................................. 12,299 523
ACM Research, Inc. , Class A (a) ............................................ 5,901 179
Adeia, Inc. ............................................................ 12,167 158
ADTRAN Holdings, Inc. (a) ............................................... 8,058 75
Advanced Energy Industries, Inc. ........................................... 4,440 617
Aehr Test Systems (a) (b) .................................................. 3,261 55
Aeluma, Inc. (a) (b) ...................................................... 896 20
Aeva Technologies, Inc. (a) ................................................ 3,629 68
Agilysys, Inc. (a) ....................................................... 3,154 360
Akamai Technologies, Inc. (a) .............................................. 17,072 1,303
Alarm.com Holdings, Inc. (a) ............................................... 5,581 305
Alkami Technology, Inc. (a) ................................................ 7,775 173
Allegro MicroSystems, Inc. (a) .............................................. 14,577 458
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,806 71
Ambarella, Inc. (a) ...................................................... 4,730 313
Amdocs Ltd. .......................................................... 13,191 1,126
Amkor Technology, Inc. .................................................. 11,853 267
Amplitude, Inc. , Class A (a) ................................................ 8,345 102
Appfolio, Inc. , Class A (a) ................................................. 2,606 697
Appian Corp. , Class A (a) ................................................. 4,589 127
Applied Digital Corp. (a) (b) ................................................ 19,034 250
Applied Optoelectronics, Inc. (a) (b) .......................................... 6,113 140
Arlo Technologies, Inc. (a) ................................................. 11,592 188
Arrow Electronics, Inc. (a) ................................................. 6,130 711
Arteris, Inc. (a) ......................................................... 3,123 31
Asana, Inc. , Class A (a) ................................................... 10,563 155

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Astera Labs, Inc. (a) ..................................................... 14,950 $ 2,044
Atomera, Inc. (a) ........................................................ 3,147 16
AudioEye, Inc. (a) ....................................................... 814 10
Aurora Innovation, Inc. (a) ................................................. 116,697 678
AvePoint, Inc. (a) ....................................................... 13,640 260
Aviat Networks, Inc. (a) ................................................... 1,293 28
Avnet, Inc. ............................................................ 9,892 524
Axcelis Technologies, Inc. (a) .............................................. 3,734 253
Backblaze, Inc. , Class A (a) ................................................ 4,390 22
Badger Meter, Inc. ...................................................... 3,491 659
Bel Fuse, Inc. , Class B ................................................... 1,382 180
Belden, Inc. ........................................................... 4,629 572
Benchmark Electronics, Inc. ............................................... 4,116 158
BigBear.ai Holdings, Inc. (a) (b) ............................................. 33,357 212
BILL Holdings, Inc. (a) ................................................... 11,067 474
Bit Digital, Inc. (a) (b) .................................................... 23,875 69
Bitdeer Technologies Group (a) (b) ........................................... 9,807 126
BK Technologies Corp. (a) ................................................. 288 11
Blackbaud, Inc. (a) ...................................................... 4,495 303
BlackLine, Inc. (a) ...................................................... 6,075 327
Blend Labs, Inc. , Class A (a) ............................................... 23,894 79
Box, Inc. , Class A (a) .................................................... 16,532 531
Braze, Inc. , Class A (a) ................................................... 8,362 233
C3.ai, Inc. , Class A (a) (b) ................................................. 14,169 334
Calix, Inc. (a) .......................................................... 6,978 396
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 61,641 596
Cellebrite DI Ltd. (a) ..................................................... 12,902 180
Cerence, Inc. (a) ........................................................ 4,616 40
CEVA, Inc. (a) ......................................................... 2,666 57
Ciena Corp. (a) ......................................................... 16,556 1,537
Cipher Mining, Inc. (a) ................................................... 29,513 161
Cirrus Logic, Inc. (a) ..................................................... 6,071 611
Cleanspark, Inc. (a) (b) .................................................... 32,442 369
Clear Secure, Inc. , Class A ................................................ 10,071 296
Clearfield, Inc. (a) ....................................................... 1,340 59
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 28,704 582
Climb Global Solutions, Inc. ............................................... 447 53
Cognex Corp. ......................................................... 19,934 813
Coherent Corp. (a) ...................................................... 18,320 1,971
Cohu, Inc. (a) .......................................................... 5,271 94
Commerce.com, Inc. , Class 1 (a) ............................................ 7,378 35
CommScope Holding Co., Inc. (a) ........................................... 23,733 195
Commvault Systems, Inc. (a) ............................................... 5,159 980
CompoSecure, Inc. , Class A (a) (b) ........................................... 5,074 72
Confluent, Inc. , Class A (a) ................................................ 32,081 569
Consensus Cloud Solutions, Inc. (a) .......................................... 2,188 44
Core Scientific, Inc. (a) (b) ................................................. 30,652 415
CoreCard Corp. (a) ...................................................... 615 18
Corsair Gaming, Inc. (a) .................................................. 5,213 47
Couchbase, Inc. (a) ...................................................... 4,178 101
CPI Card Group, Inc. (a) .................................................. 613 12
Crane NXT Co. ........................................................ 5,875 349
Credo Technology Group Holding Ltd. (a) ..................................... 17,537 1,956
Crexendo, Inc. (a) ....................................................... 1,282 7
CS Disco, Inc. (a) ....................................................... 2,344 9
CSP, Inc. ............................................................. 687 7
CTS Corp. ............................................................ 3,429 134
Daktronics, Inc. (a) ...................................................... 5,153 84
Dave, Inc. (a) .......................................................... 1,123 265
Diebold Nixdorf, Inc. (a) (b) ................................................ 4,341 244
Digi International, Inc. (a) ................................................. 4,242 138
Digimarc Corp. (a) ...................................................... 1,831 22
Digital Turbine, Inc. (a) ................................................... 10,562 58

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
DigitalOcean Holdings, Inc. (a) ............................................. 7,280 $ 203
Diodes, Inc. (a) ......................................................... 5,317 262
Dolby Laboratories, Inc. , Class A ........................................... 7,214 543
Domo, Inc. , Class B (a) ................................................... 3,822 63
DoubleVerify Holdings, Inc. (a) ............................................. 16,155 247
Dropbox, Inc. , Class A (a) ................................................. 22,045 599
D-Wave Quantum, Inc. , Class D (a) (b) ........................................ 35,179 605
DXC Technology Co. (a) .................................................. 21,137 288
E2open Parent Holdings, Inc. (a) ............................................ 26,754 88
Eastman Kodak Co. (a) ................................................... 7,254 49
eGain Corp. (a) ......................................................... 1,865 12
Elastic NV (a) .......................................................... 10,848 908
Enphase Energy, Inc. (a) .................................................. 15,027 486
Entegris, Inc. .......................................................... 17,823 1,398
EPAM Systems, Inc. (a) ................................................... 6,506 1,026
ePlus, Inc. (a) .......................................................... 3,076 199
Everspin Technologies, Inc. (a) .............................................. 1,797 11
Evolv Technologies Holdings, Inc. (a) ......................................... 13,180 86
Exodus Movement, Inc. , Class A (a) (b) ........................................ 902 28
Expensify, Inc. , Class A (a) ................................................ 6,301 13
Extreme Networks, Inc. (a) ................................................ 15,334 271
Fabrinet (a) ............................................................ 4,253 1,377
Fastly, Inc. , Class A (a) ................................................... 15,509 105
Fatpipe, Inc. (a) ........................................................ 849 6
Five9, Inc. (a) .......................................................... 8,855 229
FormFactor, Inc. (a) ..................................................... 9,069 258
Frequency Electronics, Inc. ................................................ 954 25
Freshworks, Inc. , Class A (a) ............................................... 22,405 291
Gitlab, Inc. , Class A (a) ................................................... 16,180 709
Globant SA (a) ......................................................... 5,122 432
Grid Dynamics Holdings, Inc. (a) ............................................ 9,241 88
Harmonic, Inc. (a) ....................................................... 13,002 111
Hut 8 Corp. (a) (b) ....................................................... 10,965 233
Ichor Holdings Ltd. (a) ................................................... 3,888 77
Immersion Corp. (b) ..................................................... 3,210 22
Impinj, Inc. (a) ......................................................... 3,341 516
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 22,302 87
Informatica, Inc. , Class A (a) ............................................... 20,756 513
Information Services Group, Inc. ............................................ 3,644 16
Innoviz Technologies Ltd. (a) (b) ............................................. 22,491 35
Inseego Corp. (a) ....................................................... 1,491 10
Insight Enterprises, Inc. (a) ................................................ 3,746 444
Intapp, Inc. (a) ......................................................... 8,654 347
Intellicheck, Inc. (a) ..................................................... 1,922 10
InterDigital, Inc. (b) ..................................................... 3,019 779
IonQ, Inc. (a) (b) ........................................................ 29,662 1,183
IPG Photonics Corp. (a) ................................................... 2,912 218
Itron, Inc. (a) .......................................................... 5,353 667
Jamf Holding Corp. (a) ................................................... 7,759 62
Kaltura, Inc. (a) ........................................................ 8,904 16
Kimball Electronics, Inc. (a) ............................................... 2,793 52
Klaviyo, Inc. , Class A (a) .................................................. 9,602 299
Knowles Corp. (a) ....................................................... 10,022 204
Kopin Corp. (a) ......................................................... 17,493 31
Kulicke & Soffa Industries, Inc. ............................................. 6,037 198
KVH Industries, Inc. (a) .................................................. 1,024 5
Kyndryl Holdings, Inc. (a) ................................................. 26,902 1,016
Lattice Semiconductor Corp. (a) ............................................. 16,102 802
Life360, Inc. (a) (b) ...................................................... 7,993 612
LightPath Technologies, Inc. , Class A (a) ...................................... 4,179 12
Lightwave Logic, Inc. (a) (b) ............................................... 14,194 33
Littelfuse, Inc. ......................................................... 2,902 747
LiveRamp Holdings, Inc. (a) ............................................... 7,439 244

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Lumentum Holdings, Inc. (a) ............................................... 7,914 $ 871
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,592 1,041
Magnachip Semiconductor Corp. (a) .......................................... 3,352 14
Manhattan Associates, Inc. (a) .............................................. 7,136 1,567
MARA Holdings, Inc. (a) (b) ............................................... 40,955 659
MaxLinear, Inc. (a) ...................................................... 9,480 150
Meridianlink, Inc. (a) .................................................... 3,281 52
Methode Electronics, Inc. ................................................. 3,728 24
MicroVision, Inc. (a) (b) ................................................... 28,348 31
Mirion Technologies, Inc. (a) ............................................... 25,665 574
Mitek Systems, Inc. (a) ................................................... 5,105 46
MKS, Inc. ............................................................ 7,937 755
M-Tron Industries, Inc. , Class M (a) .......................................... 257 11
N-able, Inc. (a) ......................................................... 7,778 63
Napco Security Technologies, Inc. ........................................... 4,012 122
Navitas Semiconductor Corp. (a) (b) .......................................... 14,697 108
nCino, Inc. (a) (b) ....................................................... 12,417 347
NCR Voyix Corp. (a) ..................................................... 15,787 215
Neonode, Inc. (a) (b) ..................................................... 1,496 30
NETGEAR, Inc. (a) ..................................................... 3,056 71
NetScout Systems, Inc. (a) ................................................. 8,136 174
NextNav, Inc. (a) ........................................................ 7,169 106
nLight, Inc. (a) ......................................................... 5,493 115
Novanta, Inc. (a) ........................................................ 4,239 521
NVE Corp. ........................................................... 545 35
Olo, Inc. , Class A (a) ..................................................... 13,234 139
ON24, Inc. (a) ......................................................... 4,015 20
Ondas Holdings, Inc. (a) .................................................. 15,334 32
OneSpan, Inc. ......................................................... 4,153 61
Onestream, Inc. (a) ...................................................... 8,485 202
Onto Innovation, Inc. (a) .................................................. 5,768 547
OSI Systems, Inc. (a) ..................................................... 1,875 414
Ouster, Inc. (a) ......................................................... 5,710 133
PagerDuty, Inc. (a) ...................................................... 10,164 164
PAR Technology Corp. (a) ................................................. 4,692 285
PC Connection, Inc. ..................................................... 1,148 71
PDF Solutions, Inc. (a) ................................................... 3,674 82
Pegasystems, Inc. ....................................................... 10,368 609
Penguin Solutions, Inc. (a) ................................................. 6,026 142
Photronics, Inc. (a) ...................................................... 6,809 139
Plexus Corp. (a) ........................................................ 3,165 404
Porch Group, Inc. (a) ..................................................... 7,208 91
Power Integrations, Inc. .................................................. 6,545 318
Powerfleet, Inc. (a) ...................................................... 14,340 58
Prairie Operating Co. (a) (b) ................................................ 2,022 6
Procore Technologies, Inc. (a) .............................................. 13,224 947
Progress Software Corp. .................................................. 5,011 241
PROS Holdings, Inc. (a) .................................................. 5,086 80
Q2 Holdings, Inc. (a) ..................................................... 7,092 576
Qorvo, Inc. (a) ......................................................... 10,986 918
Qualys, Inc. (a) ......................................................... 4,273 569
Quantum Computing, Inc. (a) (b) ............................................. 13,466 200
QXO, Inc. (a) .......................................................... 60,750 1,219
Rackspace Technology, Inc. (a) ............................................. 6,755 8
Rambus, Inc. (a) ........................................................ 12,701 939
Rapid7, Inc. (a) ......................................................... 7,286 154
Red Cat Holdings, Inc. (a) (b) ............................................... 8,495 70
Red Violet, Inc. ........................................................ 1,286 57
Rekor Systems, Inc. (a) ................................................... 12,252 14
ReposiTrak, Inc. (b) ..................................................... 1,336 22
Ribbon Communications, Inc. (a) ............................................ 16,827 63
Richardson Electronics Ltd. ............................................... 1,289 13
Rigetti Computing, Inc. (a) (b) .............................................. 32,806 476

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Rimini Street, Inc. (a) .................................................... 5,351 $ 26
RingCentral, Inc. , Class A (a) ............................................... 9,255 236
Riot Platforms, Inc. (a) ................................................... 39,517 530
Rogers Corp. (a) ........................................................ 2,166 142
Rubrik, Inc. , Class A (a) .................................................. 12,135 1,152
Samsara, Inc. , Class A (a) ................................................. 33,534 1,275
Sandisk Corp. (a) ....................................................... 13,736 590
Sanmina Corp. (a) ....................................................... 6,145 713
ScanSource, Inc. (a) ..................................................... 2,440 95
SEMrush Holdings, Inc. , Class A (a) .......................................... 4,651 42
Semtech Corp. (a) ....................................................... 10,195 521
SentinelOne, Inc. , Class A (a) ............................................... 35,549 652
ServiceTitan, Inc. (a) ..................................................... 4,099 478
Silicon Laboratories, Inc. (a) ............................................... 3,781 498
Silvaco Group, Inc. (a) ................................................... 518 2
Sirius XM Holdings, Inc. ................................................. 36,822 778
SiTime Corp. (a) ........................................................ 2,231 453
SkyWater Technology, Inc. (a) (b) ............................................ 2,879 26
Skyworks Solutions, Inc. ................................................. 17,822 1,222
SmartRent, Inc. (a) (b) .................................................... 19,108 19
SolarEdge Technologies, Inc. (a) (b) .......................................... 6,824 175
SoundHound AI, Inc. , Class A (a) (b) .......................................... 42,807 442
SoundThinking, Inc. (a) ................................................... 975 11
Sprinklr, Inc. , Class A (a) .................................................. 11,897 107
Sprout Social, Inc. , Class A (a) .............................................. 5,888 101
SPS Commerce, Inc. (a) ................................................... 4,460 486
Stratasys Ltd. (a) ........................................................ 6,160 67
Synaptics, Inc. (a) ....................................................... 4,466 280
TD SYNNEX Corp. ..................................................... 9,363 1,352
Telos Corp. (a) ......................................................... 5,630 14
Tenable Holdings, Inc. (a) ................................................. 14,263 447
Teradata Corp. (a) ....................................................... 11,085 232
Terawulf, Inc. (a) (b) ..................................................... 33,755 174
The Hackett Group, Inc. .................................................. 2,897 68
TSS, Inc. (a) (b) ......................................................... 1,513 41
TTM Technologies, Inc. (a) ................................................ 11,809 558
Tucows, Inc. , Class A (a) .................................................. 979 17
Turtle Beach Corp. (a) .................................................... 1,338 19
UiPath, Inc. , Class A (a) .................................................. 48,548 570
Ultra Clean Holdings, Inc. (a) .............................................. 5,152 116
Unisys Corp. (a) ........................................................ 7,497 31
Unity Software, Inc. (a) ................................................... 37,898 1,264
Universal Display Corp. .................................................. 5,186 749
Unusual Machines, Inc. (a) (b) .............................................. 2,245 21
Varonis Systems, Inc. (a) .................................................. 12,709 710
Veeco Instruments, Inc. (a) ................................................. 6,895 143
Verint Systems, Inc. (a) ................................................... 6,978 148
Vertex, Inc. , Class A (a) ................................................... 7,566 251
Viant Technology, Inc. , Class A (a) ........................................... 1,667 24
Viasat, Inc. (a) ......................................................... 13,413 220
Viavi Solutions, Inc. (a) ................................................... 26,063 262
Vishay Intertechnology, Inc. ............................................... 14,471 237
Vishay Precision Group, Inc. (a) ............................................. 1,292 34
Vontier Corp. .......................................................... 17,481 725
Vuzix Corp. (a) (b) ....................................................... 6,890 14
Weave Communications, Inc. (a) ............................................ 7,479 55
WM Technology, Inc. (a) .................................................. 8,109 7
Workiva, Inc. (a) ........................................................ 5,831 372
Xerox Holdings Corp. ................................................... 13,618 55
Xperi, Inc. (a) .......................................................... 4,935 30
Yext, Inc. (a) ........................................................... 11,733 95
Zeta Global Holdings Corp. , Class A (a) ....................................... 22,150 347
89,563

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Materials (4.4%):
AdvanSix, Inc. ......................................................... 2,996 $ 60
Albemarle Corp. ....................................................... 13,945 946
Alcoa Corp. ........................................................... 30,724 921
Algoma Steel Group, Inc. ................................................. 10,535 56
Alpha Metallurgical Resources, Inc. (a) ........................................ 1,290 152
American Battery Technology Co. (a) (b) ....................................... 10,222 22
American Infrastructure Corp. (a) (c) .......................................... 242 — (d)
American Vanguard Corp. (a) ............................................... 3,443 13
AptarGroup, Inc. ....................................................... 7,795 1,225
Ardagh Metal Packaging SA ............................................... 16,068 64
Arq, Inc. (a) ........................................................... 3,787 20
Arras Minerals Corp. (a) .................................................. 4,451 3
Ascent Industries Co. (a) .................................................. 892 12
Ashland, Inc. .......................................................... 5,361 276
ASP Isotopes, Inc. (a) (b) .................................................. 7,299 66
Aspen Aerogels, Inc. (a) .................................................. 9,441 72
ATI, Inc. (a) ........................................................... 16,615 1,278
Avient Corp. .......................................................... 10,655 336
Axalta Coating Systems Ltd. (a) ............................................. 25,901 734
Balchem Corp. ......................................................... 3,858 588
Cabot Corp. ........................................................... 6,301 455
Carpenter Technology Corp. ............................................... 5,690 1,419
Celanese Corp. ......................................................... 12,971 678
Century Aluminum Co. (a) ................................................. 6,066 129
Clearwater Paper Corp. (a) ................................................. 1,796 41
Cleveland-Cliffs, Inc. (a) .................................................. 57,812 608
Coeur Mining, Inc. (a) .................................................... 74,360 646
Commercial Metals Co. .................................................. 13,329 691
Compass Minerals International, Inc. (a) ....................................... 3,683 73
Contango ORE, Inc. (a) ................................................... 923 17
Core Molding Technologies, Inc. (a) .......................................... 883 15
Crown Holdings, Inc. .................................................... 13,751 1,366
Dakota Gold Corp. (a) .................................................... 8,697 31
Eagle Materials, Inc. ..................................................... 3,855 865
Eastman Chemical Co. ................................................... 13,660 992
Ecovyst, Inc. (a) ........................................................ 12,428 107
Element Solutions, Inc. ................................................... 26,701 630
Flotek Industries, Inc. (a) .................................................. 1,516 18
FMC Corp. ........................................................... 14,746 576
Friedman Industries, Inc. ................................................. 692 11
Ginkgo Bioworks Holdings, Inc. (a) (b) ........................................ 4,357 57
Graphic Packaging Holding Co. ............................................ 35,427 792
Greif, Inc. , Class A ...................................................... 3,005 191
H.B. Fuller Co. ........................................................ 6,414 361
Hawkins, Inc. ......................................................... 2,266 370
Hecla Mining Co. ....................................................... 69,555 399
Huntsman Corp. ........................................................ 19,419 188
Idaho Strategic Resources, Inc. (a) (b) ......................................... 1,393 23
Ingevity Corp. (a) ....................................................... 4,253 178
Innospec, Inc. ......................................................... 2,919 233
Intrepid Potash, Inc. (a) ................................................... 1,233 41
Kaiser Aluminum Corp. .................................................. 1,868 144
Knife River Corp. (a) .................................................... 6,707 553
Koppers Holdings, Inc. ................................................... 2,220 73
Louisiana-Pacific Corp. .................................................. 8,136 736
LSB Industries, Inc. (a) ................................................... 6,102 47
Magnera Corp. (a) ....................................................... 4,004 50
Materion Corp. ........................................................ 2,421 255
Mativ Holdings, Inc. ..................................................... 6,142 41
McEwen, Inc. (a) ....................................................... 5,265 54
Mercer International, Inc. ................................................. 4,170 16
Metallus, Inc. (a) ........................................................ 4,181 66

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Minerals Technologies, Inc. ................................................ 3,715 $ 216
MP Materials Corp. (a) ................................................... 14,255 877
Myers Industries, Inc. .................................................... 4,266 63
NewMarket Corp. ...................................................... 935 642
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 17,909 233
Olin Corp. ............................................................ 13,611 258
Olympic Steel, Inc. ...................................................... 1,121 35
Orion SA ............................................................. 6,375 62
Perimeter Solutions, Inc. (a) ................................................ 16,721 270
Perpetua Resources Corp. (a) ............................................... 8,373 126
Piedmont Lithium, Inc. (a) (b) ............................................... 2,246 16
PureCycle Technologies, Inc. (a) (b) .......................................... 19,503 262
Quaker Chemical Corp. .................................................. 1,635 187
Ramaco Resources, Inc. , Class A ............................................ 3,848 78
Ranpak Holdings Corp. (a) ................................................ 8,683 32
Rayonier Advanced Materials, Inc. (a) ........................................ 7,232 28
Royal Gold, Inc. ........................................................ 7,816 1,184
Ryerson Holding Corp. ................................................... 3,130 65
Sealed Air Corp. ....................................................... 17,200 503
Sensient Technologies Corp. ............................................... 4,977 559
Silgan Holdings, Inc. .................................................... 10,492 488
Smith-Midland Corp. (a) .................................................. 500 17
Solesence, Inc. (a) ....................................................... 1,729 6
Sonoco Products Co. .................................................... 11,604 523
Stepan Co. ............................................................ 2,526 128
SunCoke Energy, Inc. .................................................... 9,832 73
Sylvamo Corp. ......................................................... 4,000 184
The Chemours Co. ...................................................... 17,626 211
The Mosaic Co. ........................................................ 37,580 1,353
The Scotts Miracle-Gro Co. ............................................... 5,206 326
TMC the metals Co., Inc. (a) (b) ............................................. 22,095 131
Tredegar Corp. (a) ....................................................... 3,444 30
TriMas Corp. .......................................................... 3,715 133
Trinseo PLC (b) ........................................................ 3,433 9
Tronox Holdings PLC ................................................... 13,461 43
U.S. Gold Corp. (a) ...................................................... 1,295 13
United States Antimony Corp. (a) (b) .......................................... 10,350 32
United States Lime & Minerals, Inc. ......................................... 1,257 125
Vista Gold Corp. (a) ..................................................... 12,926 12
Warrior Met Coal, Inc. ................................................... 6,099 313
Westlake Corp. ........................................................ 3,914 310
Worthington Steel, Inc. ................................................... 3,834 117
31,353
Real Estate (7.0%):
Acadia Realty Trust ..................................................... 15,455 289
Agree Realty Corp. ..................................................... 13,395 960
Alexander & Baldwin, Inc. ................................................ 8,431 152
Alexander's, Inc. ....................................................... 247 62
Alpine Income Property Trust, Inc. .......................................... 1,455 20
American Assets Trust, Inc. ................................................ 5,437 103
American Healthcare REIT, Inc. ............................................ 18,816 727
American Homes 4 Rent , Class A ........................................... 40,562 1,407
Americold Realty Trust, Inc. ............................................... 33,812 544
AMREP Corp. (a) ....................................................... 212 5
Anywhere Real Estate, Inc. (a) .............................................. 12,015 55
Apartment Investment and Management Co. .................................... 15,461 130
Apple Hospitality REIT, Inc. ............................................... 26,280 309
Armada Hoffler Properties, Inc. ............................................. 9,192 63
Belpointe Prep LLC (a) ................................................... 418 27
Braemar Hotels & Resorts, Inc. ............................................. 6,382 14
Brandywine Realty Trust ................................................. 19,557 78
Brixmor Property Group, Inc. .............................................. 36,172 945

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Broadstone Net Lease, Inc. ................................................ 22,230 $ 361
BRT Apartments Corp. ................................................... 1,157 17
BXP, Inc. ............................................................. 18,832 1,232
Camden Property Trust ................................................... 12,506 1,366
CareTrust REIT, Inc. .................................................... 22,677 721
CBL & Associates Properties, Inc. ........................................... 3,183 86
Centerspace ........................................................... 1,953 106
Chatham Lodging Trust .................................................. 5,477 37
City Office REIT, Inc. .................................................... 4,394 30
Community Healthcare Trust, Inc. ........................................... 3,106 48
Compass, Inc. , Class A (a) ................................................. 54,900 436
COPT Defense Properties ................................................. 13,371 365
Cousins Properties, Inc. .................................................. 19,815 537
CTO Realty Growth, Inc. ................................................. 3,673 61
CubeSmart ........................................................... 26,900 1,047
Curbline Properties Corp. ................................................. 11,338 251
Cushman & Wakefield PLC (a) ............................................. 27,161 331
DiamondRock Hospitality Co. .............................................. 23,683 183
DigitalBridge Group, Inc. ................................................. 20,616 221
Diversified Healthcare Trust ............................................... 25,398 83
Douglas Elliman, Inc. (a) .................................................. 7,947 22
Douglas Emmett, Inc. .................................................... 19,099 290
Easterly Government Properties, Inc. ......................................... 4,967 109
EastGroup Properties, Inc. ................................................ 6,194 1,011
Elme Communities ...................................................... 10,250 155
Empire State Realty Trust, Inc. ............................................. 16,171 117
EPR Properties ........................................................ 8,851 487
Equity LifeStyle Properties, Inc. ............................................ 22,217 1,331
Essential Properties Realty Trust, Inc. ........................................ 23,384 713
eXp World Holdings, Inc. (b) ............................................... 10,125 109
Farmland Partners, Inc. ................................................... 4,897 51
Federal Realty Investment Trust ............................................ 10,189 939
First Industrial Realty Trust, Inc. ............................................ 15,637 762
Five Point Holdings LLC , Class A (a) ......................................... 5,682 30
Forestar Group, Inc. (a) ................................................... 2,160 54
Four Corners Property Trust, Inc. ............................................ 11,769 297
Franklin Street Properties Corp. ............................................. 7,748 13
FrontView REIT, Inc. .................................................... 1,974 23
FRP Holdings, Inc. (a) .................................................... 1,415 37
Getty Realty Corp. ...................................................... 6,113 170
Gladstone Commercial Corp. .............................................. 5,343 70
Gladstone Land Corp. .................................................... 3,877 36
Global Medical REIT, Inc. ................................................ 7,317 49
Global Net Lease, Inc. ................................................... 22,846 160
Healthcare Realty Trust, Inc. ............................................... 41,449 637
Healthpeak Properties, Inc. ................................................ 84,885 1,438
Highwoods Properties, Inc. ................................................ 12,585 365
Host Hotels & Resorts, Inc. ................................................ 81,514 1,281
Howard Hughes Holdings, Inc. (a) ........................................... 5,905 406
Hudson Pacific Properties, Inc. (a) ........................................... 15,658 38
Independence Realty Trust, Inc. ............................................. 27,507 461
Industrial Logistics Properties Trust .......................................... 5,956 32
Innovative Industrial Properties, Inc. ......................................... 3,262 169
InvenTrust Properties Corp. ............................................... 9,143 252
JBG SMITH Properties (b) ................................................ 8,631 183
Jones Lang LaSalle, Inc. (a) ................................................ 5,608 1,516
Kennedy-Wilson Holdings, Inc. ............................................. 13,925 102
Kilroy Realty Corp. (b) ................................................... 13,751 507
Kimco Realty Corp. ..................................................... 78,930 1,676
Kite Realty Group Trust .................................................. 25,868 569
Lamar Advertising Co. , Class A ............................................. 10,404 1,272
Landbridge Co. LLC (b) .................................................. 2,726 155
Lineage, Inc. .......................................................... 8,194 354

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
LTC Properties, Inc. ..................................................... 5,314 $ 181
LXP Industrial Trust ..................................................... 34,199 265
Marcus & Millichap, Inc. ................................................. 2,847 89
Maui Land & Pineapple Co., Inc. (a) .......................................... 710 12
Medical Properties Trust, Inc. (b) ............................................ 58,534 241
Modiv Industrial, Inc. .................................................... 991 14
National Health Investors, Inc. ............................................. 5,288 369
National Storage Affiliates Trust ............................................ 8,295 244
NET Lease Office Properties (a) ............................................. 1,709 57
NETSTREIT Corp. (b) ................................................... 9,477 173
Newmark Group, Inc. , Class A ............................................. 18,340 278
NexPoint Diversified Real Estate Trust ........................................ 4,150 18
NexPoint Residential Trust, Inc. ............................................ 2,486 78
NNN REIT, Inc. ........................................................ 22,198 916
Omega Healthcare Investors, Inc. ........................................... 34,431 1,339
One Liberty Properties, Inc. ............................................... 1,769 40
Opendoor Technologies, Inc. (a) (b) ........................................... 72,810 134
Orion Properties, Inc. .................................................... 5,932 16
Outfront Media, Inc. ..................................................... 16,163 283
Paramount Group, Inc. (a) ................................................. 21,750 133
Park Hotels & Resorts, Inc. ................................................ 23,039 246
Pebblebrook Hotel Trust .................................................. 13,687 137
Phillips Edison & Co., Inc. ................................................ 14,837 501
Piedmont Realty Trust, Inc. , Class A ......................................... 14,452 109
Plymouth Industrial REIT, Inc. ............................................. 4,640 67
Postal Realty Trust, Inc. , Class A ............................................ 2,565 35
PotlatchDeltic Corp. ..................................................... 9,196 376
Rayonier, Inc. ......................................................... 18,351 428
RE/MAX Holdings, Inc. (a) ................................................ 1,801 14
Regency Centers Corp. ................................................... 21,488 1,534
Rexford Industrial Realty, Inc. .............................................. 28,152 1,028
RLJ Lodging Trust ...................................................... 17,311 128
Ryman Hospitality Properties, Inc. ........................................... 7,213 686
Sabra Health Care REIT, Inc. .............................................. 27,798 501
Safehold, Inc. ......................................................... 5,768 81
Saul Centers, Inc. ....................................................... 1,485 48
Seritage Growth Properties , Class A (a) ........................................ 3,798 12
Service Properties Trust .................................................. 17,858 47
Sila Realty Trust, Inc. .................................................... 6,456 158
SITE Centers Corp. ..................................................... 5,784 62
SL Green Realty Corp. ................................................... 8,445 483
Smartstop Self Storage REIT, Inc. ........................................... 3,663 124
STAG Industrial, Inc. .................................................... 22,098 759
Stratus Properties, Inc. (a) ................................................. 704 11
Strawberry Fields REIT, Inc. (b) ............................................. 690 7
Summit Hotel Properties, Inc. .............................................. 12,385 65
Sunstone Hotel Investors, Inc. .............................................. 23,271 204
Tanger, Inc. ........................................................... 13,127 394
Tejon Ranch Co. (a) ..................................................... 2,854 51
Terreno Realty Corp. .................................................... 12,053 669
The Macerich Co. ...................................................... 29,851 499
The RMR Group, Inc. , Class A ............................................. 1,615 26
The St. Joe Co. ........................................................ 6,825 345
UMH Properties, Inc. .................................................... 9,274 151
Uniti Group, Inc. (a) ..................................................... 27,117 144
Universal Health Realty Income Trust ........................................ 1,485 58
Urban Edge Properties ................................................... 14,920 294
Veris Residential, Inc. .................................................... 10,727 151
Vornado Realty Trust .................................................... 21,240 816
Whitestone REIT ....................................................... 5,140 63
WP Carey, Inc. (b) ....................................................... 25,747 1,652
Xenia Hotels & Resorts, Inc. ............................................... 11,582 147
50,048

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Utilities (2.7%):
ALLETE, Inc. ......................................................... 6,870 $ 453
American States Water Co. ................................................ 4,531 333
Artesian Resources Corp. , Class A ........................................... 1,037 34
Avista Corp. .......................................................... 9,467 353
Black Hills Corp. ....................................................... 8,580 496
Cadiz, Inc. (a) .......................................................... 5,671 18
California Water Service Group ............................................. 7,015 319
Chesapeake Utilities Corp. ................................................ 2,706 324
Clearway Energy, Inc. , Class C ............................................. 13,597 444
Consolidated Water Co. Ltd. , Class OR ....................................... 1,732 50
Essential Utilities, Inc. ................................................... 33,330 1,227
Genie Energy Ltd. , Class B ................................................ 1,413 29
Global Water Resources, Inc. .............................................. 1,205 11
H2O America ......................................................... 3,705 179
Hawaiian Electric Industries, Inc. (a) ......................................... 20,413 219
IDACORP, Inc. ........................................................ 6,407 803
MGE Energy, Inc. ...................................................... 4,332 368
Middlesex Water Co. .................................................... 2,014 104
Montauk Renewables, Inc. (a) (b) ............................................ 4,800 10
National Fuel Gas Co. ................................................... 10,613 921
New Jersey Resources Corp. ............................................... 11,884 546
Northwest Natural Holding Co. ............................................. 4,734 189
Northwestern Energy Group, Inc. ........................................... 7,236 389
OGE Energy Corp. ...................................................... 23,879 1,085
Oklo, Inc. (a) .......................................................... 11,708 897
ONE Gas, Inc. ......................................................... 7,331 533
Ormat Technologies, Inc. ................................................. 7,201 644
Otter Tail Corp. ........................................................ 4,532 350
Pinnacle West Capital Corp. ............................................... 14,193 1,286
Portland General Electric Co. .............................................. 12,956 533
Pure Cycle Corp. (a) ..................................................... 2,612 26
ReNew Energy Global PLC (a) ............................................. 17,711 135
RGC Resources, Inc. .................................................... 910 18
Southwest Gas Holdings, Inc. .............................................. 7,607 594
Spire, Inc. ............................................................ 6,834 509
Talen Energy Corp. (a) ................................................... 5,290 1,997
The AES Corp. ........................................................ 84,440 1,110
The York Water Co. ..................................................... 1,650 50
TXNM Energy, Inc. ..................................................... 9,902 562
UGI Corp. (b) .......................................................... 25,525 923
Unitil Corp. ........................................................... 1,866 96
19,167
Total Common Stocks (Cost $444,480)
a
a
a
713,666
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc. (a) (c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(f)
Communication Services (0.0%):(f)
Communications Systems, Inc., CVR , expiring 1/1/29 (a) (c) ......................... 259 — (d)
Consumer Staples (0.0%):(f)
Spectrum Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (c) ........................ 20,024 — (d)
Health Care (0.0%):(f)
Akouos, Inc., CVR , expiring 1/1/26 (a) (c) ...................................... 2,413 2
Albireo Pharma, Inc., CVR , expiring 3/2/26 (a) (c) ................................ 2,070 5
Applied Genetics, CVR , expiring 1/1/26 (a) (c) .................................. 7,439 — (d)
AstraZeneca PLC, CVR , expiring 1/1/26 (a) (c) .................................. 4,321 1

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Carisma Therapeutics, Inc., CVR , expiring 1/1/27 (a) (c) ............................ 22,411 $ —
Cartesian Therapeutics, Inc., CVR , expiring 9/22/25 (a) (c) .......................... 14,929 3
Checkpoint Therapeuti CVR , expiring 6/4/29 (a) (c) ............................... 3,863 1
Chinook Therapeutics, Inc., RTS , expiring 1/1/26 (a) (c) ............................ 5,192 5
Cincor Pharma, Inc., CVR , expiring 1/2/34 (a) (c) ................................. 1,987 6
Coherus Biosciences, Inc., CVR , expiring 9/12/28 (a) (c) ........................... 5,561 1
Concert Pharmaceuticals, Inc., CVR , expiring 3/5/26 (a) (c) ......................... 5,168 2
Epizyme, Inc., CVR , expiring 12/31/25 (a) (c) ................................... 15,309 — (d)
Flexion Therapeutics, Inc., CVR , expiring 1/1/26 (a) (b) (c) .......................... 6,526 — (d)
F-star Therapeutics, Inc., CVR , expiring 12/30/49 (a) (c) ............................ 1,298 — (d)
Imara, Inc., CVR , expiring 1/1/27 (a) (c) ....................................... 1,789 1
Inhibrx, Inc., CVR , expiring 6/2/28 (a) (c) ...................................... 4,624 3
Jounce Therapeutics, Inc., CVR , expiring 5/4/26 (a) (c) ............................. 4,884 — (d)
Magenta Therapeutics, Inc., RTS , expiring 9/22/25 (a) (c) ........................... 4,843 — (d)
MediPacific, Inc., CVR , expiring 1/1/26 (a) (c) ................................... 5,536 — (d)
Miragen Therapeutics, Inc., CVR , expiring 12/31/99 (a) (c) .......................... 7,890 — (d)
Novartis AG CVR , expiring 12/31/26 (a) (c) ..................................... 6,837 8
Ocuphire Pharma, Inc., CVR , expiring 12/31/99 (a) (c) ............................. 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring 11/1/27 (a) (c) (g) (h) ............ 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring 11/1/27 (a) (c) (g) (h) ............ 698 —
Opiant Pharma, Inc., CVR , expiring 1/1/26 (a) (c) ................................. 533 — (d)
Palisade Bio, Inc., CVR , expiring 1/1/26 (a) (c) .................................. 2,758 1
Paratek Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (b) (c) ........................ 5,165 — (d)
Prevail Therapeutics, Inc., CVR , expiring 12/4/28 (a) (c) ............................ 4,938 2
Satsuma Pharmaceuticals, Inc., CVR , expiring 1/1/29 (a) (c) ......................... 3,019 1
Tetraphase Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (c) ....................... 1,178 —
Verve Therapeutics, Inc. RTS , expiring 12/31/26 (a) (c) ............................. 7,841 5
Xeris Biopharma Holdings, Inc., CVR , expiring 10/6/49 (a) (c) ....................... 8,140 —
Zimmer Biomet Holdings, Inc., CVR , expiring 1/1/27 (a) (c) ......................... 5,527 1
Zynerba Pharmaceuticals, Inc., CVR , expiring 1/1/26 (a) (b) (c) ....................... 5,691 1
49
Total Rights (Cost $6)
a
a
a
49
Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc. , expiring 5/23/26 (a) ................................. 7,552 — (d)
Industrials (0.0%):(f)
Enovix Corp. , expiring 10/1/26 (a) (b) ......................................... 2,761 13
Total Warrants (Cost $—)
a
a
a
13
Collateral for Securities Loaned (3.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (i) ........ 6,664,100 6,665
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (i) ............ 6,661,189 6,661
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (i) ................ 6,661,189 6,661
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (i) . 6,658,277 6,658
Total Collateral for Securities Loaned (Cost $26,645)
a
a
a
26,645
Total Investments (Cost $471,131) — 103.5% 740,373
Liabilities in excess of other assets —  (3.5)% (24,706)
NET ASSETS - 100.00% $ 715,667
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of July 31, 2025.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
(f) Amount represents less than 0.05% of net assets.
(g) Restricted security that is not registered under the Securities Act of 1933.

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ —
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
—
(h) The following table details the earliest acquisition date and cost of the Fund's restricted securities at July 31, 2025. (amounts in thousands):
(i) Rate disclosed is the daily yield on July 31, 2025.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 21 9/19/25 $ 2,301,143 $ 2,331,210 $ 30,067
Total unrealized appreciation $ 30,067
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 30,067
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Capital Holdings, Inc. ,
Class A .............. $ 341 $ 20 $ (5) $ 1 $ 70 $ 427 6,192 $ 3 $ —

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (15.0%):
Alphabet, Inc. , Class A ................................................... 1,037,108 $ 199,021
Alphabet, Inc. , Class C ................................................... 972,580 187,572
Charter Communications, Inc. , Class A (a) ..................................... 59,596 16,053
Comcast Corp. , Class A .................................................. 1,618,245 53,774
Electronic Arts, Inc. ..................................................... 105,884 16,146
Meta Platforms, Inc. , Class A .............................................. 387,256 299,519
Netflix, Inc. (a) ......................................................... 186,633 216,382
Take-Two Interactive Software, Inc. (a) ........................................ 77,134 17,180
The Trade Desk, Inc. , Class A (a) ............................................ 189,198 16,453
T-Mobile US, Inc. ...................................................... 496,715 118,422
Warner Bros Discovery, Inc. (a) ............................................. 1,038,344 13,675
1,154,197
Communications Equipment (1.5%):
Cisco Systems, Inc. ..................................................... 1,732,133 117,924
Consumer Discretionary (13.2%):
Airbnb, Inc. , Class A (a) .................................................. 185,111 24,511
Amazon.com, Inc. (a) .................................................... 1,895,249 443,697
Booking Holdings, Inc. ................................................... 14,194 78,125
DoorDash, Inc. , Class A (a) ................................................ 172,668 43,210
Lululemon Athletica, Inc. (a) ............................................... 47,520 9,529
Marriott International, Inc. , Class A .......................................... 118,058 31,147
MercadoLibre, Inc. (a) .................................................... 22,016 52,264
O'Reilly Automotive, Inc. (a) ............................................... 369,144 36,294
PDD Holdings, Inc. , ADR (a) ............................................... 288,128 32,688
Ross Stores, Inc. ....................................................... 139,783 19,086
Starbucks Corp. ........................................................ 492,690 43,928
Tesla, Inc. (a) .......................................................... 648,642 199,957
1,014,436
Consumer Staples (4.9%):
Coca-Cola Europacific Partners PLC ......................................... 195,285 18,927
Costco Wholesale Corp. .................................................. 194,451 182,714
Keurig Dr. Pepper, Inc. ................................................... 577,226 18,847
Mondelez International, Inc. , Class A ......................................... 560,007 36,227
Monster Beverage Corp. (a) ................................................ 417,927 24,553
PepsiCo, Inc. .......................................................... 598,422 82,534
The Kraft Heinz Co. ..................................................... 497,092 13,650
377,452
Electronic Equipment, Instruments & Components (0.1%):
CDW Corp. ........................................................... 54,204 9,452
Energy (0.5%):
Baker Hughes Co. ...................................................... 421,190 18,974
Diamondback Energy, Inc. ................................................ 123,892 18,418
37,392
Financials (0.4%):
PayPal Holdings, Inc. (a) .................................................. 419,262 28,828
Health Care (4.6%):
Amgen, Inc. ........................................................... 234,330 69,151
AstraZeneca PLC , ADR .................................................. 252,884 18,483
Biogen, Inc. (a) ......................................................... 59,341 7,596
Dexcom, Inc. (a) ........................................................ 164,878 13,317
GE HealthCare Technologies, Inc. ........................................... 192,698 13,743
Gilead Sciences, Inc. .................................................... 541,412 60,795
IDEXX Laboratories, Inc. (a) ............................................... 34,185 18,265
Intuitive Surgical, Inc. (a) ................................................. 156,299 75,194
Regeneron Pharmaceuticals, Inc. ............................................ 45,500 24,819
Vertex Pharmaceuticals, Inc. (a) ............................................. 111,525 50,952
352,315

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Industrials (4.8%):
Automatic Data Processing, Inc. ............................................ 176,378 $ 54,589
Axon Enterprise, Inc. (a) .................................................. 33,337 25,186
Cintas Corp. .......................................................... 174,617 38,861
Copart, Inc. (a) ......................................................... 410,551 18,610
CSX Corp. ............................................................ 807,598 28,702
Fastenal Co. ........................................................... 490,522 22,628
Honeywell International, Inc. .............................................. 279,701 62,191
Old Dominion Freight Line, Inc. ............................................ 88,910 13,270
PACCAR, Inc. ......................................................... 224,238 22,146
Paychex, Inc. .......................................................... 153,878 22,209
Thomson Reuters Corp. .................................................. 195,981 39,375
Verisk Analytics, Inc. .................................................... 59,281 16,522
364,289
IT Services (1.1%):
Cognizant Technology Solutions Corp. , Class A ................................. 208,074 14,931
Shopify, Inc. , Class A (a) .................................................. 530,424 64,823
79,754
Materials (1.2%):
Linde PLC ............................................................ 205,640 94,648
Real Estate (0.2%):
CoStar Group, Inc. (a) .................................................... 178,351 16,977
Semiconductors & Semiconductor Equipment (24.4%):
Advanced Micro Devices, Inc. (a) ............................................ 709,179 125,035
Analog Devices, Inc. .................................................... 215,346 48,373
Applied Materials, Inc. ................................................... 349,372 62,908
ARM Holdings PLC , ADR (a) (b) ............................................ 54,750 7,740
ASML Holding NV , NYS ................................................. 37,500 26,052
Broadcom, Inc. ........................................................ 1,388,109 407,688
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 226,251 8,460
Intel Corp. ............................................................ 1,885,927 37,341
KLA Corp. ........................................................... 57,426 50,479
Lam Research Corp. ..................................................... 555,728 52,705
Marvell Technology, Inc. ................................................. 370,162 29,750
Microchip Technology, Inc. ................................................ 227,450 15,373
Micron Technology, Inc. .................................................. 485,544 52,992
NVIDIA Corp. ......................................................... 4,358,731 775,288
NXP Semiconductors NV ................................................. 108,104 23,110
ON Semiconductor Corp. (a) ............................................... 171,909 9,689
QUALCOMM, Inc. ..................................................... 478,761 70,263
Texas Instruments, Inc. ................................................... 395,986 71,697
1,874,943
Software (19.2%):
Adobe, Inc. (a) ......................................................... 185,665 66,411
AppLovin Corp. , Class A (a) ............................................... 133,501 52,159
Atlassian Corp. , Class A (a) ................................................ 69,382 13,306
Autodesk, Inc. (a) ....................................................... 91,921 27,862
Cadence Design Systems, Inc. (a) ............................................ 118,091 43,052
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 108,116 49,146
Datadog, Inc. , Class A (a) ................................................. 136,035 19,042
Fortinet, Inc. (a) ........................................................ 330,304 32,997
Intuit, Inc. ............................................................ 121,853 95,671
Microsoft Corp. ........................................................ 1,327,597 708,273
MicroStrategy, Inc. (a) .................................................... 109,973 44,194
Palantir Technologies, Inc. , Class A (a) ........................................ 991,178 156,953
Palo Alto Networks, Inc. (a) ................................................ 290,025 50,348
Roper Technologies, Inc. .................................................. 46,099 25,373
Synopsys, Inc. (a) ....................................................... 80,294 50,864
Workday, Inc. , Class A (a) ................................................. 92,214 21,152

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Zscaler, Inc. (a) ......................................................... 66,150 $ 18,890
1,475,693
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 2,667,311 553,654
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 228,858 25,893
Constellation Energy Corp. ................................................ 135,810 47,240
Exelon Corp. .......................................................... 428,772 19,269
Xcel Energy, Inc. ....................................................... 244,491 17,956
110,358
Total Common Stocks (Cost $2,426,679)
a
a
a
7,662,312
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (c) ........ 2,469,126 2,470
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (c) ............ 2,469,126 2,469
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (c) ............... 2,469,126 2,469
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (c) . 2,469,126 2,469
Total Collateral for Securities Loaned (Cost $9,877)
a
a
a
9,877
Total Investments (Cost $2,436,556) — 99.8% 7,672,189
Other assets in excess of liabilities —  0.2% 13,876
NET ASSETS - 100.00% $ 7,686,065
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2025.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 58 9/19/25 $ 25,374,725 $ 27,103,400 $ 1,728,675
Total unrealized appreciation $ 1,728,675
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,728,675

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (11.0%)
ABS Auto (5.2%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 7/15/27 @ 100 $ 1,500 $ 1,518
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 8/15/25 @ 100 (a) .............. 685 684
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 8/15/25 @ 100 (a) ............... 1,400 1,399
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,100 1,120
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,002
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 292 291
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,500 3,537
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,160
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 5/15/27 @ 100 (a) .... 1,350 1,372
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,930 2,964
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 5/15/27 @ 100 ................ 5,000 5,049
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 2/15/28 @ 100 ................. 2,400 2,423
Series 2025-A , Class B , 5 .01% , 9/16/30 , Callable 10/15/28 @ 100 ................ 2,000 2,013
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 10/10/27
@ 100 ........................................................... 1,518 1,482
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 5/25/28 @ 100 (a) ............. 2,750 2,863
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 964 978
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 10/25/27 @ 100 (a) ............. 2,500 2,565
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 12/25/27 @ 100 (a) ........... 2,000 2,033
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 1,500 1,523
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 1,000 1,007
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 2,031 2,044
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 2,000 2,032
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 30 30
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 7/15/26 @ 100 (a) ............. 2,081 2,086
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 773 776
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,025
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,906
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,000
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 903 897
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @
100 (a) ........................................................... 1,750 1,792
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 4,000 4,043
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 2,222 2,244
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1,746 1,755
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 9/20/27 @ 100 (a) .............. 3,000 3,045
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @ 100 (a) ............. 3,232 3,284
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 647 653
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,502
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 6,150 6,367
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 4/15/27 @ 100 (a) ............................................ 2,143 2,151
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,698
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,031
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,000 987
GLS Auto Select Receivables Trust ..........................................

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. $ 3,110 $ 3,202
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 2/15/29 @ 100 (a) ............. 1,308 1,310
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 70 70
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 3/16/28 @ 100 ........................................ 2,000 2,024
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
12/15/27 @ 100 (a) .................................................. 4,000 4,042
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @
100 (a) ........................................................... 7,000 7,037
Hertz Vehicle Financing III LLC , Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ........... 1,000 1,006
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,323
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 333 333
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 208 207
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 2,400 2,404
Series 2023-2A , Class A3 , 5 .42% , 2/15/28 , Callable 8/15/27 @ 100 (a) ............. 2,316 2,320
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 8/15/27 @ 100 (a) .............. 2,719 2,725
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 2,307 2,328
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 11/15/27 @ 100 (a) ............ 1,450 1,472
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
11/15/28 @ 100 (a) .................................................. 1,800 1,828
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
6/15/28 @ 100 ..................................................... 3,000 3,049
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 4/20/27 @
100 (a) ........................................................... 4,299 4,344
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............. 1,500 1,549
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 8/15/29 @ 100 (a) ............. 2,000 2,000
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 1,215 1,215
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
9/15/28 @ 100 (a) ................................................... 4,500 4,508
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 378 378
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 4,996 5,022
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 1,182 1,197
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 5/15/28 @ 100 (a) .............. 3,450 3,474
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 3,450 3,473
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 900 916
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 3,000 3,075
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 2/15/28 @ 100 (a) .............. 3,980 4,020
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 7/15/29 @ 100 (a) ............. 3,000 2,996
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 1,040 1,045
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 10/20/27 @ 100 (a) ............. 1,500 1,530
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,218 1,238
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 4,349 4,434
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............. 3,000 3,012
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,337 1,343
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 3,000 3,022
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
5/15/28 @ 100 ..................................................... 2,883 2,893
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 1,956 1,956
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............ 1,500 1,511
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 4/15/28 @ 100 (a) .............. 1,000 1,006
Veridian Auto Receivables Trust ............................................

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ $ 3,000 $ 3,034
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 1,600 1,627
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,500 3,591
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,000 1,999
Westlake Automobile Receivables Trust , Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable
8/15/28 @ 100 (a) ................................................... 1,563 1,569
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,915 1,926
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,209
203,123
ABS Card (0.7%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 1,985 2,051
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 1,985 1,828
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,575 1,582
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 4,953
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,347
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,303
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,255
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,273 1,336
Trillium Credit Card Trust II , Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) .............. 3,603 3,726
26,381
ABS Other (4.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/25
@ 100 (a) ......................................................... 8,500 8,220
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 2,530 2,523
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,875 2,932
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class C , 5 .55% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,365 1,380
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 8/15/25
@ 100 (a) ......................................................... 1,221 1,209
Auxilior Term Funding LLC , Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @
100 (a) ........................................................... 85 86
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 4/13/31
@ 100 (a) ......................................................... 1,900 1,933
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) .............. 677 680
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 985 997
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 12/14/27 @ 100 (a) .............. 4,000 4,035
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 990 990
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 8/15/25 @
100 (a) ........................................................... 2,827 2,339
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 3/20/28 @ 100 (a) ............... 2,518 2,561
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 228 229
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 3,256 3,163
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 11/22/25 @ 100 (a) ............. 646 647
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 1,124 1,130
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ....... 2,333 2,474
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 5,667 5,381
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,875 4,591
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ...... 2,375 2,421
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 2,257 2,323
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 1/20/27 @ 100 (a) ............. 705 708
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ............. 2,286 2,310
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,758 1,781

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............... $ 6,538 $ 6,283
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,605
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 4,667 4,778
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,000 1,047
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 3,650 4,053
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class A4 , 4 .58% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 1,990 2,000
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 2,635 2,656
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 2,000 1,996
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 3/15/28 @ 100 . 1,100 1,123
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @
100 (a) ........................................................... 1,300 1,325
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 1,600 1,609
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,486
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,787
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 9/13/30 @ 100 (a) .............. 210 214
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 5/20/27 @ 100 (a) ....... 376 360
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 4/15/27 @ 100 (a) ............... 1,985 2,016
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 1,404 1,410
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,625 14,277
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 3,961
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 1,000 1,001
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 3,500 3,574
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 837 846
Post Road Equipment Finance LLC , Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable
8/15/28 @ 100 (a) ................................................... 2,061 2,064
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 4,368 4,262
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,938 3,838
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 8,545 8,264
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/29 @ 100 (a) .............. 3,000 3,074
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 3/20/30 @ 100 (a) ............. 2,945 2,998
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 4,000 3,925
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,839
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,319
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 685 695
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 1,624 1,641
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 3,500 3,487
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... 1,990 1,995
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 6,321 5,567
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,500 4,546
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,000 2,043
171,007
Agency ABS Other (0.8%):
CIT Education Loan Trust , Series 2007-1 , Class B , 4 .90% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 9/25/26 @ 100 (a) (c) .......................................... 1,663 1,357
Navient Student Loan Trust ................................................
Series 2005-4 , Class B , 4 .88% ( SOFR90A + 54 bps ) , 9/22/35 , Callable 9/22/25 @ 100 (c) 873 821
Series 2015-2 , Class B , 5 .96% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 7/25/33 @ 100 (c) 3,000 2,943
Series 2018-2A , Class B , 5 .61% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 6/25/37 @
100 (a) (c) ......................................................... 3,500 3,160

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .15% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 10/25/25 @
100 (c) ........................................................... $ 719 $ 685
Series 2005-9 , Class B , 4 .90% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 4/25/29 @ 100 (c) 1,078 1,017
Series 2006-10 , Class B , 4 .82% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 10/25/30 @ 100 (c) 881 826
Series 2007-1 , Class B , 4 .82% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 7/25/29 @ 100 (c) 3,191 2,929
Series 2007-7 , Class B , 5 .35% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 10/25/25 @
100 (c) ........................................................... 5,740 5,741
Series 2012-6 , Class B , 5 .46% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 2/25/30 @ 100 (c) 12,862 12,052
31,531
Total Asset-Backed Securities (Cost $433,630)
a
a
a
432,042
Collateralized Mortgage Obligations (5.5%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,536 1,551
Federal National Mortgage Association .......................................
Series 2017-M2 , Class A2 , 2 .81% , 2/25/27 (d) ............................... 1,641 1,606
Series 2022-M12 , Class A , 3 .10% , 12/25/28 (d) .............................. 2,295 2,211
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,940 1,926
Government National Mortgage Association ....................................
Series 2024-1 , Class GA , 4 .50% , 6/20/50 .................................. 5,501 5,422
Series 2024-160 , Class MA , 4 .50% , 6/20/52 ................................ 4,207 4,131
16,847
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,494
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,129
Series K121 , Class A2 , 1 .55% , 10/25/30 .................................. 435 379
Series K135 , Class A2 , 2 .15% , 10/25/31 (d) ................................ 1,200 1,054
Series K138 , Class A2 , 2 .48% , 1/25/32 ................................... 980 872
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,485
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,856
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 5,081 5,012
Federal National Mortgage Association .......................................
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... 1,925 1,885
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (d) ............................... 5,027 4,888
47,054
Commercial MBS (3.9%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 6 .08% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,000 3,016
Series 2025-OANA , Class B , 6 .18% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 2,000 1,999
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 5,000 4,885
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (d) ........................... 4,000 3,821
BANK , Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ........... 5,600 5,342
Benchmark Mortgage Trust , Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @
100 ............................................................. 2,000 1,714
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .51% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 4,904 4,902
Series 2021-TY , Class C , 6 .16% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,538 1,528
Series 2022-STAR , Class A , 7 .57% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 7,726 7,721
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (b) ............ 2,265 2,066
Series 2022-CSMO , Class A , 6 .46% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 1,985 1,996
Series 2022-CSMO , Class B , 7 .48% ( TSFR1M + 314 bps ) , 6/15/27 (a) (b) (c) .......... 5,000 5,029
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (b) .......... 9,231 8,597
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 4,000 3,947
Series 2025-GW , Class A , 5 .94% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 2,005
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 6,500 5,327

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... $ 3,500 $ 2,724
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 8/15/25 @ 100 (b) .......... 8,600 7,938
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 (b) (d) .......................... 10,719 175
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (d) ........ 6,300 6,274
Series 2015-PC1 , Class B , 4 .40% , 7/10/50 , Callable 8/10/25 @ 100 (d) ............. 1,153 1,137
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 3,500 2,978
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 4,000 4,186
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ... 2,500 2,097
DBJPM Mortgage Trust , Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @
100 (a) (b) ......................................................... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .08% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,000 1,999
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .84% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 4,336 4,337
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 1,697 1,456
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (d) .......................... 1,920 1,913
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 3,913
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 1,833 1,857
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 4,150 4,050
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 2,000 1,847
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 3,242 3,321
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .18% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 3,100 3,105
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (b) ...... 6,000 5,326
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 1,000 1,004
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 2,407 2,405
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,980 1,867
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (d) .......................... 1,000 935
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .98% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. 3,074 3,074
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 6,480 5,870
SCG Commercial Mortgage Trust , Series 2025-FL , Class A , 5 .60% ( TSFR1M + 125 bps ) ,
8/15/30 (a) (b) (c) .................................................... 1,000 1,000
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (b) ...................... 4,000 4,087
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ................... 5,200 4,543
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .78% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,993 1,980
151,293
Total Collateralized Mortgage Obligations (Cost $225,145)
a
a
a
215,194
Shares
Preferred Stocks (0.8%)
Consumer Staples (0.1%):
CHS, Inc. , Series 1 , 7 .88% (f) .............................................. 190,818 5,097
Financials (0.0%):(g)
Citigroup Capital XIII , 10 .94% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 40,000 1,179
Real Estate (0.7%):
Mid-America Apartment Communities, Inc. , Series I , 8 .50% ........................ 219,731 11,876
Prologis, Inc. , Series Q , 8 .54% (f) ........................................... 283,503 15,372
27,248
Total Preferred Stocks (Cost $29,485)
a
a
a
33,524

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (35.9%)
Communication Services (1.2%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... $ 5,000 $ 3,572
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,581
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,104
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 9/4/25 @ 100 (a) ...................... 3,000 2,905
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 3,000 2,657
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 3,111 3,007
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 8,000 7,786
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 8/15/25 @ 100.79 ................................. 2,857 2,860
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,275
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,466
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 3,989
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,860
Warnermedia Holdings, Inc.
3 .76% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 1,580 1,549
5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 3,759 2,513
49,124
Consumer Discretionary (1.7%):
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,219
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,139
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 3,250 2,774
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,211
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,385
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 1,000 964
Kohl's Corp. , 5 .13% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 3,000 2,166
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,330
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,498
Mattel, Inc.
3 .38% , 4/1/26 , Callable 8/15/25 @ 100 (a) ................................. 500 494
3 .75% , 4/1/29 , Callable 8/15/25 @ 100.94 (a) ............................... 7,750 7,429
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,000 1,822
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 (h) .................................. 4,250 3,737
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,443
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,564
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 3,000 3,013
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,059
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 877
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,000 3,190
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 2,000 2,007
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,339
66,660
Consumer Staples (2.5%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,500 5,527
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,183
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. , 4 .70% , 2/1/36 , Callable
8/1/35 @ 100 ...................................................... 6,000 5,822
BAT Capital Corp. , 4 .39% , 8/15/37 , Callable 2/15/37 @ 100 ........................ 10,000 8,932
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,356
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 12,000 10,825
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,189
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 4,892

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... $ 3,000 $ 2,718
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,105
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 4,000 3,566
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 3,900 3,874
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,827
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,726
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 8,000 8,217
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,645
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,941
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,506
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,365
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 3,954
100,170
Energy (3.3%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 (a) ............................ 5,404 3,720
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 4,000 3,444
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 8,507
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,421
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,196
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,316
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 3,000 2,958
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 2,000 1,855
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 3,000 3,048
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 3,000 2,870
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 3,385 3,492
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (f) ...................... 2,000 2,010
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 6,000 5,881
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 3,000 3,022
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,000 2,161
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,502
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 5,892
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) (h) ................ 4,000 3,591
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 3,000 3,054
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 9/4/25 @ 102.08 (a) ............................... 4,000 4,018
6 .00% , 2/1/31 , Callable 2/1/26 @ 103 (a) .................................. 3,000 2,896
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,668
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 8/20/25 @ 102.38 ................................ 2,000 1,948
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 1,332 1,224
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,461 1,487
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 10,235 7,144
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 3,000 2,916
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 955
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 638
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 2,400 2,464
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @ 100 6,250 5,962
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ 6,500 6,366
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,894
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,508
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,500 1,501
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 2,400 2,404
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
8/15/25 @ 102.75 .................................................. 3,500 3,555

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... $ 1,000 $ 961
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 419
127,868
Financials (9.6%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 4,000 3,930
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 6,000 6,006
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 1,500 1,497
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,393
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,648 1,677
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 3,000 3,016
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 1,877 1,892
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 5,038
Ashtead Capital, Inc. , 4 .00% , 5/1/28 , Callable 8/15/25 @ 100.67 (a) (h) ................. 2,500 2,451
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 4,412 4,427
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (f) ....................... 3,500 3,422
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 3,000 2,643
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,500 2,128
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 500 488
Brown & Brown, Inc. , 5 .55% , 6/23/35 , Callable 3/23/35 @ 100 ...................... 1,261 1,275
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 3,500 3,616
Citizens Financial Group, Inc.
5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (f) ....................... 5,000 4,999
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 2,500 2,485
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,924
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 2,227 2,246
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 4,000 2,751
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 2,988
Cullen/Frost Capital Trust II , 6 .14% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 9/4/25 @ 100 (c) .. 5,000 4,491
Equitable Holdings, Inc.
4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................................. 2,000 1,991
4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 10,000 9,936
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 4,000 3,670
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,352
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (f) ....................... 3,750 3,740
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 6,957 6,657
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 9,225 7,898
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 9,028
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 5,000 5,144
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,596
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 3,400 3,375
6 .80% , 11/7/28 , Callable 10/7/28 @ 100 .................................. 2,000 2,069
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 2,000 1,953
Fulton Financial Corp. , 6 .61% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 9/15/25 @ 100 (c) ..... 2,932 2,900
Glencore Funding LLC , 2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................... 6,500 5,846
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,706
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (h) ................................ 1,750 1,772
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,308 2,391
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,589 6,395
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 2,750 2,742
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 7,676 6,436
Huntington Capital Trust I , 5 .27% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 9/4/25 @ 100 (c) ..... 2,300 2,253
ILFC E-Capital Trust I , 6 .43% ( TSFR3M - – 0 ) , 12/21/65 , Callable 9/4/25 @ 100 (a) (c) ...... 10,000 8,402

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Chase & Co.
5 .06% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 9/4/25 @ 100 (c) .................... $ 4,000 $ 3,955
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 2,750 2,386
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 7,250 7,343
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,473
3 .90% , 4/13/29 .................................................... 3,000 2,891
4 .90% , 8/8/32 ..................................................... 1,000 973
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ......... 3,784 3,705
Lincoln National Corp. , 6 .94% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (c) .... 2,341 2,021
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 3,980 4,024
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 2,500 2,476
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 7,000 6,123
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 1,500 1,518
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 8,000 6,818
National Rural Utilities Cooperative Finance Corp. , 7 .48% ( TSFR3M + 317 bps ) , 4/30/43 ,
Callable 9/4/25 @ 100 (c) ............................................. 7,125 7,125
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,000 3,085
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,577
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 .................................... 1,490 1,501
7 .22% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 9/4/25 @ 100 (c) (h) ................ 6,130 6,088
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,567
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 3,500 3,599
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,899
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 6,000 6,083
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,596
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,320
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 2,500 2,615
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 1,000 1,018
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,412
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,403
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 1,250 1,331
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 13,800 11,644
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,547
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 4,500 4,423
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 10,000 10,335
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,498
The Allstate Corp. , 7 .53% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 9/4/25 @ 100 (c) ......... 5,000 5,025
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (f) ...................... 7,000 6,771
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 3,030 3,102
The Charles Schwab Corp. , 6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (c) .... 1,385 1,495
The Hartford Insurance Group, Inc. , 6 .71% ( TSFR3M + 239 bps ) , 2/12/47 , Callable 9/4/25 @
100 (a) (c) ......................................................... 8,000 7,447
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,255 1,312
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 1,382 1,347
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 1,408 1,459
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 (c) ............................... 2,450 2,427
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (f) ....................... 2,000 1,972
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (c) ................. 3,000 3,134
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) ............. 4,000 3,945
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 4,550 4,769
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 3,841
Webster Financial Corp. , 6 .82% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 9/30/25 @ 100 (c) .. 3,000 2,968
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (f) ............ 2,500 2,474
377,895

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (2.9%):
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. $ 4,500 $ 2,859
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,712
Baxter International, Inc. , 3 .13% , 12/1/51 , Callable 6/1/51 @ 100 .................... 10,000 6,299
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 1,900 1,952
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 3,500 3,427
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 3,000 2,977
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 4,100 4,379
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 2,000 1,679
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 3,600 3,701
CVS Pass-Through Trust , 6 .04% , 12/10/28 ..................................... 2,450 2,477
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 14,313
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 14,825
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 6,500 5,594
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,797
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,091
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,478
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 1,500 1,504
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,765
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,394
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 8,500 7,459
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,831
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 1,300 1,337
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 1,300 1,346
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 1,300 1,334
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 1,300 1,291
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,882
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 9/4/25 @ 103.06 ................... 1,500 1,514
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,128
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 9,827 8,322
113,667
Industrials (4.9%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 5,000 4,401
American Airlines Pass Through Trust
3 .70% , 10/1/26 (h) .................................................. 4,606 4,516
4 .00% , 9/22/27 .................................................... 5,736 5,511
3 .58% , 1/15/28 .................................................... 2,288 2,218
4 .00% , 2/15/29 .................................................... 3,075 2,920
3 .60% , 10/15/29 .................................................... 6,211 5,834
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,045
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 1,948
Ashtead Capital, Inc.
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 5,189
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,671
BNSF Funding Trust I , 6 .61% ( US0003M + 235 bps ) , 12/15/55 , Callable 1/15/26 @ 100 (c) (i) . 6,325 6,346
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 3,135 2,997
3 .80% , 9/20/31 (a) .................................................. 2,123 2,051
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,557
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 3,954
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,271 5,144
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 2,002
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 (h) ........................... 4,000 3,938
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 13,000 11,343
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 6,805 6,650
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,258 6,598

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... $ 5,295 $ 5,294
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 15,000 13,138
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,429
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000 762
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 5,000 5,291
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 10,000 8,032
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 5,000 5,109
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 7,362 6,672
3 .38% , 2/15/30 .................................................... 6,245 5,419
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,769
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 5,957
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,167
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,597
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 6,013
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,767
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,089
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,392 2,391
2 .90% , 5/1/28 ..................................................... 3,754 3,512
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 4,000 3,904
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,553
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,150 3,189
192,887
Information Technology (1.4%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,258
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 5,000 4,277
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 2,000 1,778
Dell International LLC/EMC Corp. , 4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ............. 700 676
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,910
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 ............................... 3,000 3,052
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,337
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,313
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,653
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,618
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 1,000 1,038
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 8,063
5 .38% , 7/15/40 .................................................... 3,000 2,885
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 3,264
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 2,830 2,838
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 6,400 5,734
56,694
Materials (2.0%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (a) ........ 3,000 3,054
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,504
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 4,750 4,031
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 6,500 5,815
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 5,979
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,654
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,135
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. 5,000 2,692
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 304
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 9/4/25 @ 102.31 ................... 2,000 1,982
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 4,000 3,803
5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 3,960 3,648

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... $ 2,990 $ 2,168
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,821
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 5,000 4,399
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,093
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 5,000 4,461
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 5,875 3,676
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 3,870 3,761
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 4,000 4,093
The Dow Chemical Co. , 4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ..................... 1,750 1,572
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 2,000 1,903
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 1,400 1,420
77,968
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,381
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 10,061
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 4,000 4,040
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 5,354 4,835
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,092
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,368
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 2,000 1,885
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,201
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,000 1,994
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 3,025
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,283
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 7,350 5,820
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 1,500 1,452
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,158 1,187
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 9/4/25 @ 102.06 (a) ..... 8,000 7,638
57,262
Utilities (4.9%):
AEP Texas, Inc.
4 .70% , 5/15/32 , Callable 2/15/32 @ 100 .................................. 6,000 5,896
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,532
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,403
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 4,013
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,237
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 8,500 7,573
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 2,000 1,934
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,066
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,837
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 1,094 1,144
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,885
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,051
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. 7,000 5,721
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,439
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 9/4/25 @ 100 ..................... 7,000 6,210
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,872
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 9,144
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,518
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,500 2,516
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 5,880
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,817
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,086
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,260

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ITC Holdings Corp.
4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ................................ $ 4,000 $ 4,025
3 .35% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 2,000 1,947
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,713
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,537
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,710
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,557
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,697
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,077
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 1,000 964
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,417 1,444
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 5,000 3,845
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,563
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,145
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,118
Public Service Electric & Gas Co. , 3 .80% , 3/1/46 , Callable 9/1/45 @ 100 , MTN .......... 8,000 6,203
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 4,052 3,781
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,362
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,434
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 9,000 7,954
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 5,450 5,419
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 4,023
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,315
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,536
194,403
Total Corporate Bonds (Cost $1,532,054)
a
a
a
1,414,598
Yankee Dollars (10.1%)
Communication Services (0.1%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 5,500 4,707
Consumer Discretionary (0.3%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 9/4/25 @ 101.31 (a) ................. 5,500 5,458
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 7,192 6,093
11,551
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,664
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... 12,000 12,044
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,233
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 2,786 3,029
21,970
Energy (0.9%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,761
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 2,400 2,390
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 5,000 5,006
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 6,000 5,296
TransCanada PipeLines Ltd. , 6 .80% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 9/4/25 @ 100 (c) . 10,124 9,347
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,261
35,061
Financials (4.5%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 2,000 2,110
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ............................... 7,802 7,021
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (c) ................ 866 886
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (c) (h) ..................................... 1,000 1,061

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Banco Santander SA , 6 .92% , 8/8/33 ......................................... $ 4,000 $ 4,357
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 6,500 5,676
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (c) .................. 5,000 5,287
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 5,000 4,427
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 3,000 3,185
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (c) ................ 3,125 3,323
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 5,000 5,214
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,491
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 9/1/25 @ 100 (c) (f) ........................ 1,000 998
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ....................... 4,000 3,943
BPCE SA
3 .50% , 10/23/27 (a) .................................................. 5,000 4,881
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) .................. 3,500 3,672
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,701 4,815
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,608
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 10,000 9,906
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) ..................... 5,000 4,518
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 8,500 7,909
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,839
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) (i) ............... 5,000 4,885
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 2,121 2,433
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 8,750 7,764
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) . 5,000 4,320
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (i) .... 6,000 6,078
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 2,857 2,937
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 8,500 8,394
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) (h) .............. 9,000 9,332
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 3,750 3,739
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,374
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,500 1,490
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) ................... 10,000 9,864
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) .................. 3,200 3,217
UBS Group AG , 3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (c) (i) ..... 4,445 4,372
Washington Aircraft 1 Co. DAC (NBGA - United States Government) , 2 .64% , 9/15/26 ..... 800 783
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 5,000 4,958
176,067
Health Care (1.1%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 3,939 3,810
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 (h) .................................. 8,500 8,575
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 10,167 7,624
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,692
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 10,240 8,962
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,919
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,685
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,626
Teva Pharmaceutical Finance Netherlands III BV , 3 .15% , 10/1/26 .................... 1,963 1,922
44,815
Industrials (1.3%):
Air Canada Pass Through Trust
3 .60% , 3/15/27 (a) (h) ................................................ 5,501 5,365
3 .75% , 12/15/27 (a) .................................................. 3,396 3,269

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... $ 3,000 $ 3,135
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,336
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 6,000 5,612
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 3,000 2,939
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 2,970
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,614
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @ 100 (a) 6,000 6,073
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 9/4/25 @ 100 (a) ....................... 5,000 4,986
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,107
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 2,708 2,614
50,020
Information Technology (0.4%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 4,000 3,966
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 7,000 6,105
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,823
SK Hynix, Inc. , 2 .38% , 1/19/31 (a) ........................................... 5,000 4,424
16,318
Materials (0.5%):
ArcelorMittal SA , 7 .00% , 10/15/39 .......................................... 4,000 4,405
Braskem Netherlands Finance BV , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) .......... 4,000 2,840
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,688
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 4,414 4,461
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 2,660 2,699
21,093
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,810
Utilities (0.3%):
Enel Chile SA , 4 .88% , 6/12/28 , Callable 3/12/28 @ 100 ........................... 5,000 5,029
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,397
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) (h) ............. 4,000 3,646
13,072
Total Yankee Dollars (Cost $411,571)
a
a
a
399,484
Municipal Bonds (2.4%)
California (0.2%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,382
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 390
Series A , 2 .19% , 4/1/30 .............................................. 425 381
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 482
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... 2,590 2,579
7,214
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,477
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,802
5,279
Florida (0.3%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,603
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,366
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,258
13,227
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,428

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. $ 6,506 $ 6,354
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,727
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ 1,500 1,274
3,001
Indiana (0.0%):(g)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,380
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,950 2,868
Series A , 4 .48% , 8/1/39 .............................................. 3,775 3,587
6,455
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,371
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,246
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,285
4,902
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,579
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 987
3,566
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,427
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue , Series SE , 3 .73% , 7/15/43 ... 3,000 2,317
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 818
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 728
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 767
3 .10% , 4/1/30 ..................................................... 950 899
3 .15% , 4/1/31 ..................................................... 250 233
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,931
3 .15% , 4/1/30 ..................................................... 4,460 4,221
11,914
Texas (0.3%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,300
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,693
Port of Corpus Christi Authority of Nueces County Revenue , 3 .49% , 12/1/25 ............ 1,000 997
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,394
2 .65% , 4/1/30 ..................................................... 1,150 1,013
2 .73% , 4/1/31 ..................................................... 750 639
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 558
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 863
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 848
Waco Educational Finance Corp. Revenue
1 .69% , 3/1/28 ..................................................... 1,500 1,399
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,311
13,015
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 4,173
Total Municipal Bonds (Cost $104,664)
a
a
a
94,335

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (9.3%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (c) (f) ................................ $ 6,000 $ 5,993
FCCU Auto Receivables Trust
5 .60% , 8/5/39 ..................................................... 4,000 3,973
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 1/1/55 .............................................. 41,207 41,245
1 .50% , 4/1/37 ..................................................... 4,200 3,708
5 .00% , 3/1/38 - 4/1/55 ............................................... 38,239 37,487
2 .50% , 5/1/42 ..................................................... 3,946 3,454
3 .50% , 5/1/42 - 11/1/52 .............................................. 13,554 12,294
4 .50% , 11/1/42 - 10/1/52 .............................................. 8,479 8,138
4 .00% , 1/1/43 - 12/1/54 .............................................. 11,792 11,038
3 .00% , 1/1/52 - 5/1/52 ............................................... 7,827 6,749
6 .00% , 8/1/53 - 3/1/55 ............................................... 11,286 11,476
135,589
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 10,247 8,768
6 .50% , 4/1/31 - 3/1/32 ............................................... 138 143
5 .00% , 6/1/33 - 5/1/55 ............................................... 30,034 29,479
5 .50% , 9/1/35 - 6/1/55 ............................................... 36,155 36,198
6 .00% , 5/1/36 - 8/1/54 ............................................... 11,844 12,088
4 .00% , 4/1/38 - 7/1/53 ............................................... 12,995 12,250
3 .50% , 12/1/42 - 6/1/52 .............................................. 15,001 13,646
3 .00% , 2/1/50 - 12/1/51 .............................................. 7,744 6,679
4 .50% , 12/1/52 - 3/1/53 .............................................. 6,311 6,015
125,266
Government National Mortgage Association
7 .00% , 1/15/26 - 7/15/32 ............................................. 170 174
6 .50% , 4/15/26 - 10/15/31 ............................................. 216 223
7 .50% , 6/15/26 - 8/15/29 ............................................. 31 32
6 .00% , 9/15/28 - 9/20/53 ............................................. 5,703 5,836
5 .50% , 4/20/33 - 9/20/53 ............................................. 20,441 20,502
5 .00% , 8/15/33 - 4/20/54 ............................................. 20,046 19,722
2 .50% , 9/20/51 - 7/20/53 ............................................. 10,131 8,526
3 .00% , 3/20/52 - 12/20/53 ............................................. 10,961 9,535
3 .50% , 4/20/52 .................................................... 6,031 5,388
4 .50% , 8/20/52 - 9/20/53 ............................................. 24,835 23,724
93,662
Total U.S. Government Agency Mortgages (Cost $367,887)
a
a
a
364,483
U.S. Treasury Obligations (23.4%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... 10,000 6,172
3 .88% , 8/15/40 .................................................... 22,000 20,034
1 .38% , 11/15/40 .................................................... 30,000 18,998
1 .88% , 2/15/41 .................................................... 9,000 6,148
2 .25% , 5/15/41 .................................................... 70,000 50,400
2 .75% , 8/15/42 .................................................... 35,000 26,485
2 .88% , 5/15/43 .................................................... 10,000 7,623
4 .38% , 8/15/43 .................................................... 20,000 18,853
3 .38% , 5/15/44 .................................................... 12,000 9,752
3 .00% , 11/15/44 .................................................... 25,000 19,023
2 .50% , 2/15/45 .................................................... 55,000 38,251
3 .00% , 11/15/45 .................................................... 21,000 15,809
2 .50% , 2/15/46 .................................................... 15,000 10,275
2 .25% , 8/15/46 .................................................... 42,950 27,803
2 .88% , 11/15/46 .................................................... 10,000 7,278
3 .00% , 2/15/47 .................................................... 23,000 17,067
2 .75% , 11/15/47 .................................................... 12,000 8,426
3 .00% , 2/15/48 .................................................... 25,000 18,352

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
3 .13% , 5/15/48 .................................................... $ 30,000 $ 22,477
3 .38% , 11/15/48 .................................................... 25,000 19,527
3 .00% , 2/15/49 .................................................... 24,000 17,456
1 .25% , 5/15/50 .................................................... 30,000 14,213
1 .63% , 11/15/50 .................................................... 35,000 18,167
2 .88% , 5/15/52 .................................................... 10,000 6,934
4 .00% , 11/15/52 .................................................... 10,000 8,617
4 .13% , 8/15/53 .................................................... 17,000 14,965
4 .75% , 11/15/53 .................................................... 10,000 9,761
4 .25% , 2/15/54 .................................................... 10,000 8,991
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 12,730 12,538
U.S. Treasury Notes
4 .25% , 10/15/25 .................................................... 6,000 5,999
4 .63% , 9/15/26 .................................................... 9,000 9,047
4 .38% , 12/15/26 .................................................... 20,000 20,081
2 .38% , 5/15/27 .................................................... 10,000 9,724
1 .25% , 3/31/28 .................................................... 7,000 6,535
3 .88% , 7/15/28 .................................................... 15,000 14,997
2 .88% , 8/15/28 .................................................... 16,000 15,535
4 .25% , 2/28/29 .................................................... 10,000 10,115
3 .25% , 6/30/29 .................................................... 20,000 19,517
4 .25% , 6/30/29 .................................................... 15,000 15,178
3 .63% , 8/31/29 .................................................... 10,000 9,888
3 .88% , 9/30/29 .................................................... 20,000 19,961
3 .88% , 7/31/30 .................................................... 20,000 19,927
4 .13% , 8/31/30 .................................................... 50,000 50,356
4 .38% , 11/30/30 .................................................... 6,000 6,109
4 .25% , 2/28/31 .................................................... 9,000 9,106
4 .13% , 11/15/32 .................................................... 5,000 4,988
3 .88% , 8/15/33 .................................................... 54,000 52,701
4 .00% , 2/15/34 .................................................... 38,000 37,264
4 .38% , 5/15/34 .................................................... 5,000 5,030
3 .88% , 8/15/34 .................................................... 35,000 33,863
4 .25% , 11/15/34 .................................................... 35,000 34,781
4 .25% , 5/15/35 .................................................... 30,000 29,738
Total U.S. Treasury Obligations (Cost $1,051,736)
a
a
a
920,835
Commercial Paper (0.8%)
Energy (0.4%):
ONEOK, Inc. , 4 .69% , 8/4/25 (a) (j) ........................................... 5,000 4,998
Plains All American Pipeline LP , 4 .53% , 8/1/25 (a) (j) .............................. 10,000 9,998
14,996
Financials (0.3%):
Brookfield Corporate Treasury Ltd.
4 .70% , 8/5/25 (a) (j) .................................................. 1,000 999
4 .70% , 8/6/25 (a) (j) .................................................. 5,000 4,996
4 .70% , 8/7/25 (a) (j) .................................................. 5,000 4,996
10,991
Utilities (0.1%):
American Transmission Co. LLC , 4 .32% , 8/1/25 (a) (j) ............................. 4,400 4,399
Total Commercial Paper (Cost $30,391)
a
a
a
30,386
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (k) ........ 5,737,213 5,738
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (k) ............ 5,737,213 5,737
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (k) ............... 5,737,213 5,737

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (k) . 5,737,213 $ 5,737
Total Collateral for Securities Loaned (Cost $22,949)
a
a
a
22,949
Total Investments (Cost $4,209,512) — 99.8% 3,927,830
Other assets in excess of liabilities —  0.2% 9,346
NET ASSETS - 100.00% $ 3,937,176
At July 31, 2025, the Fund's investments in foreign securities were 10.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was $1,036,937
(thousands) and amounted to 26.3% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Rate represents the effective yield at July 31, 2025.
(k) Rate disclosed is the daily yield on July 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of July 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of July 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (19.4%)
ABS Auto (9.8%):
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. $ 125 $ 125
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 750 758
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 2/15/27 @ 100 500 510
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 76 75
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 4/10/27 @ 100 ................ 47 45
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @
100 (a) ........................................................... 500 511
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 5/15/26 @ 100 (a) ............. 188 189
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 132 133
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 5 .44% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 10/15/26 @
100 (a) (b) ......................................................... 481 483
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 6 6
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 10/15/26 @ 100 (a) ............. 565 567
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 500 507
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 750 756
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 485
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 6/15/28 @ 100 (a) ............. 746 752
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 250 258
Enterprise Fleet Financing LLC , Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 6/20/26 @
100 (a) ........................................................... 196 197
Exeter Automobile Receivables Trust , Series 2023-4A , Class B , 6 .31% , Callable 10/15/27 @
100 ............................................................. 165 165
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 646 657
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 8/15/25 @ 100 (a) 448 447
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 250 241
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,250 1,234
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .75% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 11/20/27 @
100 (a) (b) ......................................................... 701 704
Series 2024-2 , Class B2 , 5 .70% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 8/20/28 @
100 (a) (b) ......................................................... 642 645
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 82 82
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 7/15/26 @ 100 (a) .............. 30 30
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 300 301
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 1,000 1,007
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 750 754
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,009
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 7/15/27 @ 100 (a) ............... 500 501
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 7/15/27 @ 100 (a) ............... 675 680
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 354 356
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 351 353
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 500 508
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 225 229
Navistar Financial Dealer Note Master Owner Trust , Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) 260 262
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 414 414
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 747

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... $ 1,499 $ 1,506
Series 2025-1A , Class B , 5 .34% , Callable 11/15/28 @ 100 (a) ................... 500 503
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 5/15/29 @ 100 (a) .............. 177 178
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 216 216
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 24 24
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 10 10
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 5 5
Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 6 6
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 122 122
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 315 317
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 157 159
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 434 434
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 573 574
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 390 392
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 169 170
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 9/25/28 @ 100 (a) .............. 464 467
Series 2025-B , Class C , 5 .12% , 12/29/32 , Callable 9/25/28 @ 100 (a) .............. 464 468
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 11/20/25 @ 100 (a) 371 372
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 390 394
United Auto Credit Securitization Trust , Series 2025-1 , Class B , 5 .05% , 2/10/28 (a) ........ 1,000 1,000
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 636 636
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 197 197
Westlake Automobile Receivables Trust .......................................
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 2/15/27 @ 100 (a) .............. 378 378
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 2/15/27 @ 100 (a) .............. 500 503
Series 2025-1A , Class A2B , 4 .82% ( SOFR30A + 48 bps ) , Callable 1/18/28 @ 100 (a) (b) . 1,000 1,000
Wheels Fleet Lease Funding 1 LLC , Series 2024-1A , Class A2 , 5 .18% ( TSFR1M + 83 bps ) ,
2/18/39 (a) (b) ...................................................... 587 589
28,454
ABS Card (0.7%):
Evergreen Credit Card Trust , Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) ............. 507 511
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 500 500
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 1,000 1,001
2,012
ABS Other (8.9%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/25
@ 100 (a) ......................................................... 1,500 1,451
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 293 292
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 118 118
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 210 211
Auxilior Term Funding LLC , Series 2024-1A , Class A2 , 5 .84% , Callable 3/15/27 @ 100 (a) .. 354 356
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 214 216
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) .............. 246 247
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 4/14/27 @ 100 (a) .............. 254 257
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 500 512
Series 2025-1 , Class A2 , 4 .48% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............ 750 750
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 502
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 4/20/28 @
100 (a) ........................................................... 240 239
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 506
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 319 321

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 3/20/28 @ 100 (a) .............. $ 725 $ 732
Series 2025-A , Class A2 , 4 .91% , 2/20/32 , Callable 1/20/29 @ 100 (a) .............. 500 501
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 152 153
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 233 226
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 224 229
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 11/22/25 @ 100 (a) .............. 1,000 1,003
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 254 255
Series 2025-1 , Class C , 5 .25% , 2/24/31 , Callable 12/22/27 @ 100 (a) .............. 300 302
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 316 317
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 750 761
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 6/15/29 @ 100 (a) ............... 1,000 997
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ............................... 31 31
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 522 527
Ford Credit Floorplan Master Owner Trust A , Series 2025-1 , Class A2 , 5 .14%
( SOFR30A + 80 bps ) , 4/15/30 (b) ......................................... 500 502
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A2 , 4 .52% , Callable 10/15/27 @ 100 (a) .................... 750 750
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 500 501
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 434 434
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,000 1,005
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 526
Kubota Credit Owner Trust , Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) ............. 750 750
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 1/15/29 @ 100 (a) ... 400 400
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 8/20/25 @ 100 (a) ............................................ 293 229
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 102 102
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 241 242
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 5/15/28 @ 100 (a) ............. 364 366
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 5/15/28 @ 100 (a) .............. 650 648
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 11/15/28 @ 100 (a) ............. 500 500
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 709 712
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 250 252
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 92 89
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 331
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 725 726
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............ 571 572
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 8/20/28 @ 100 (a) ............ 500 502
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 419 424
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 8/15/28 @ 100 (a) ............. 500 502
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 164 165
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 259 259
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (c) ............ 600 586
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 250 245
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 411 417
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 400 408
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 261 263
Wingspire Equipment Finance LLC , Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable
11/20/27 @ 100 (a) .................................................. 292 291
25,711
Total Asset-Backed Securities (Cost $55,998)
a
a
a
56,177

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (1.4%)
Cash Flow CLO (1.4%):
CIFC Funding IV Ltd. , Series 2017-4A , Class A1R , 5 .53% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 10/24/25 @ 100 (a) (b) ......................................... $ 183 $ 183
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-1A , Class A2 , 5 .92% ( TSFR3M + 160 bps ) , 4/15/30 , Callable 10/15/25 @
100 (a) (b) ......................................................... 1,000 999
Series 2022-3A , Class A1BR , 5 .72% ( TSFR3M + 140 bps ) , 4/15/31 , Callable 10/15/25 @
100 (a) (b) ......................................................... 500 500
Series 2022-3A , Class BR , 6 .32% ( TSFR3M + 200 bps ) , 4/15/31 , Callable 10/15/25 @
100 (a) (b) ......................................................... 500 500
Series 2024-3A , Class A2 , 5 .96% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (b) ......................................................... 750 752
Venture CLO Ltd. , Series 2024-49A , Class X , 5 .68% ( TSFR3M + 135 bps ) , 4/20/37 , Callable
4/20/26 @ 100 (a) (b) ................................................. 592 594
Voya CLO Ltd. , Series 2019-2A , Class AR , 5 .53% ( TSFR3M + 120 bps ) , 7/20/32 , Callable
10/20/25 @ 100 (a) (b) ................................................ 425 425
3,953
Total Collateralized Loan Obligations (Cost $3,950)
a
a
a
3,953
Collateralized Mortgage Obligations (10.4%)
Agency CMO Other (1.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 259 255
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 853 856
Federal National Mortgage Association , Series 2025-40 , Class B , 5 .00% , 10/25/50 ........ 728 722
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 339 341
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 417 416
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 250 250
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 650 655
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 792 781
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 470 467
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 349 348
5,091
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation , Series K536 , Class AS , 4 .82% ( SOFR30A + 50 bps ) ,
11/25/29 (b) ....................................................... 1,000 1,000
Commercial MBS (8.3%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 6 .08% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 850 855
Series 2025-OANA , Class B , 6 .18% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 500 500
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY , Class B , 5 .77% ( TSFR1M + 142 bps ) , 11/15/34 (a) (b) (c) .......... 1,000 24
Series 2020-BID , Class C , 8 .10% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) (c) ........... 1,470 1,468
BLP Commercial Mortgage Trust , Series 2025-IND , Class B , 5 .89% ( TSFR1M + 155 bps ) ,
3/15/42 (a) (b) (c) .................................................... 750 745
BPR Trust ............................................................
Series 2021-TY , Class B , 5 .61% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 435 432
Series 2022-STAR , Class A , 7 .57% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 1,250 1,249
BX Commercial Mortgage Trust ............................................
Series 2021-SOAR , Class B , 5 .33% ( TSFR1M + 98 bps ) , 6/15/38 (a) (b) (c) ........... 438 438
Series 2021-SOAR , Class C , 5 .56% ( TSFR1M + 121 bps ) , 6/15/38 (a) (b) (c) ........... 438 438
Series 2021-VOLT , Class C , 5 .56% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 727 724
Series 2021-XL2 , Class C , 5 .65% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) (c) ........... 700 700
BX Mortgage Trust , Series 2021-PAC , Class C , 5 .56% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) (c) 1,000 995
BX Trust .............................................................
Series 2021-RISE , Class B , 5 .71% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) (c) ........... 423 422
Series 2022-LBA6 , Class B , 5 .64% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) (c) ........... 500 500
Series 2022-LBA6 , Class C , 5 .94% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (c) ........... 1,000 999
Series 2025-ROIC , Class A , 5 .49% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 388 387

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 25-GW , Class B , 6 .19% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) .............. $ 500 $ 501
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 5 .68% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 953
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 5 .59% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,370
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 314
Extended Stay America Trust , Series 2021-ESH , Class B , 5 .84% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) (c) .................................................... 334 334
GFH Mortgage Trust ....................................................
Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ............................. 250 251
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 800 803
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ........................... 849 728
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) (d) .......................... 600 598
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .18% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 501
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 5 .51%
( TSFR1M + 116 bps ) , 4/15/38 (a) (b) (c) ..................................... 866 866
LBA Trust , Series 2024-7IND , Class B , 6 .08% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 500 500
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 5 .56% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) (c) .................................................... 800 801
ONE Mortgage Trust , Series 2021-PARK , Class B , 5 .41% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 1,000 962
One New York Plaza Trust , Series 2020-1NYP , Class A , 5 .41% ( TSFR1M + 106 bps ) , 1/15/36 (a)
(b) (c) ........................................................... 875 853
SHR Trust ............................................................
Series 2024-LXRY , Class A , 6 .29% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 421
Series 2024-LXRY , Class B , 6 .79% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 500
SMRT , Series 2022-MINI , Class B , 5 .69% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,000 994
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .78% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 750 745
TTAN , Series 2021-MHC , Class B , 5 .56% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) (c) .......... 283 283
24,154
Total Collateralized Mortgage Obligations (Cost $31,511)
a
a
a
30,245
Senior Secured Loans (1.5%)
Communication Services (0.4%):
Lamar Media Corp., New Term Loan B, First Lien , 5 .83% ( SOFR01M + 150 bps ) , 2/8/27 (b) .. 1,000 998
Financials (0.2%):
Delos Finance SARL, Term, First Lien , 6 .05% ( SOFR03M + 175 bps ) , 10/31/27 (b) ......... 571 573
Materials (0.9%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 3/13/26 (e) (f) .......... 1,250 1,231
The Chemours Co., Term Loan B, First Lien , 7 .33% ( SOFR01M + 300 bps ) , 8/18/28 (b) ...... 1,461 1,459
2,690
Total Senior Secured Loans (Cost $4,272)
a
a
a
4,261
Corporate Bonds (27.4%)
Communication Services (0.4%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 9/4/25 @ 100 ............................. 1,250 1,221
Consumer Discretionary (1.5%):
Daimler Truck Finance North America LLC , 5 .32% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 751
General Motors Financial Co., Inc. , 5 .52% ( SOFRINDX + 117 bps ) , 4/4/28 (b) ............ 1,000 997
Las Vegas Sands Corp. , 5 .63% , 6/15/28 , Callable 5/15/28 @ 100 ..................... 500 508
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 9/4/25 @ 101.47 (a) ......................... 500 501
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 500 489
5 .30% , 9/13/27 (a) .................................................. 500 496

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ $ 500 $ 503
4,245
Consumer Staples (1.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 9/4/25 @ 100 (a) ............................................. 750 750
Coty, Inc. , 5 .00% , 4/15/26 , Callable 9/4/25 @ 100 (a) ............................. 1,250 1,248
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 988
2,986
Energy (2.2%):
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (g) ........... 500 502
EQT Corp. , 7 .50% , 6/1/27 , Callable 8/15/25 @ 101.88 (a) .......................... 1,250 1,272
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 1,000 995
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 8/15/25 @ 101.59 ...................... 1,250 1,264
Sunoco LP/Sunoco Finance Corp. , 6 .00% , 4/15/27 , Callable 9/4/25 @ 100 .............. 1,000 999
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 11/1/25 @ 100 (a) ....................... 1,250 1,251
6,283
Financials (15.7%):
American Express Co. , 5 .62% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) ....... 750 760
American Honda Finance Corp. , 5 .17% ( SOFR + 82 bps ) , 3/3/28 (b) .................... 1,000 1,001
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 510
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) (h) .................. 1,500 1,479
Ares Capital Corp. , 3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ....................... 1,000 995
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 882 885
Athene Global Funding , 5 .57% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) .................. 1,000 1,008
Aviation Capital Group LLC , 4 .88% , 10/1/25 , Callable 9/4/25 @ 100 (a) ................ 1,000 999
Bank of America NA , 5 .36% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 504
Blackstone Private Credit Fund
7 .05% , 9/29/25 .................................................... 750 752
4 .95% , 9/26/27 , Callable 8/26/27 @ 100 .................................. 500 498
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 994
Blue Owl Capital Corp.
3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................................. 505 498
2 .63% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 750 723
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,463
BMW US Capital LLC , 5 .28% ( SOFRINDX + 92 bps ) , 3/21/28 (a) (b) ................... 1,000 1,002
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 650 652
Citibank NA , 5 .06% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 1,000 1,001
Citigroup, Inc. , 4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (b) (g) .............. 127 126
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (g) .... 850 850
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 770 803
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 1,005
Corebridge Global Funding
5 .66% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... 295 297
5 .10% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 1,000 999
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) .............. 429 454
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 500 510
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (g) ........... 500 499
Ford Motor Credit Co. LLC
7 .30% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 504
5 .80% ( SOFR + 145 bps ) , 11/5/26 (b) ...................................... 750 747
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 500 498
Glencore Funding LLC , 5 .41% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,005
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 1,250 1,296
Hyundai Capital America, Inc. , 5 .40% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,003
JPMorgan Chase & Co. , 5 .12% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ....... 1,000 1,002
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 4 .75% , 6/15/29 ,
Callable 9/4/25 @ 101.19 (a) ........................................... 500 485
MassMutual Global Funding II , 5 .09% ( SOFR + 74 bps ) , 4/9/27 (a) (b) .................. 750 753
Mercedes-Benz Finance North America LLC , 5 .29% ( SOFR + 93 bps ) , 3/31/28 (a) (b) ........ 1,000 999
MetLife, Inc. , 3 .85% ( H15T5Y + 358 bps ) , Callable 9/15/25 @ 100 (b) (g) ................ 500 498
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 8/20/25 @ 100 .................... 500 499

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Morgan Stanley , 5 .37% ( SOFR + 102 bps ) , 4/13/28 , Callable 4/13/27 @ 100 (b) ............ $ 1,000 $ 1,006
New York Life Global Funding , 5 .29% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) .............. 750 753
NextEra Energy Capital Holdings, Inc. , 5 .15% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 1,006
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 256
Pacific Life Global Funding II , 4 .97% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 100
PayPal Holdings, Inc. , 5 .02% ( SOFR + 67 bps ) , 3/6/28 (b) ........................... 750 753
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,005
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,300 1,302
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 9/4/25 @
100.72 (a) ......................................................... 1,250 1,219
Santander Holdings USA, Inc.
5 .81% ( SOFR + 233 bps ) , 9/9/26 , Callable 9/9/25 @ 100 (b) ...................... 1,000 1,001
5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) .................... 400 407
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 (h) ............ 1,000 978
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500 491
Synchrony Bank , 5 .40% , 8/22/25 ............................................ 752 752
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000 998
The Bank of New York Mellon Corp. , 5 .03% ( SOFRINDX + 68 bps ) , 6/9/28 , Callable 6/9/27 @
100 (b) ........................................................... 1,000 1,002
The Goldman Sachs Group, Inc. , 5 .64% ( SOFR + 129 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (b) 1,000 1,008
Truist Financial Corp. , 5 .26% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 9/4/25 @ 100 (b) ....... 717 712
45,305
Health Care (1.8%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 8/20/25 @ 100.71 ........................ 1,250 1,213
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 8/20/25 @ 100.71 (a) . 1,000 971
HCA, Inc. , 5 .22% ( SOFR + 87 bps ) , 3/1/28 , Callable 2/1/28 @ 100 (b) .................. 1,250 1,258
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 250 252
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 665
PeaceHealth Obligated Group , 1 .38% , 11/15/25 , Callable 9/4/25 @ 100 ................ 1,000 989
5,348
Industrials (2.1%):
American Airlines Pass Through Trust
3 .70% , 10/15/25 .................................................... 219 215
3 .58% , 1/15/28 .................................................... 257 250
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 1,244 1,215
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 1,400 1,406
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 598 598
4 .88% , 1/15/26 .................................................... 563 562
United Rentals North America, Inc. , 3 .88% , 11/15/27 , Callable 8/15/25 @ 100.65 ......... 1,000 975
XPO, Inc. , 6 .25% , 6/1/28 , Callable 8/15/25 @ 103.13 (a) ........................... 1,000 1,016
6,237
Materials (0.3%):
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 250 257
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 493
750
Real Estate (0.9%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/3/25 @ 100 ....................... 500 497
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 496
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 1,500 1,500
2,493
Utilities (1.5%):
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (b) (g) ......... 500 490
FirstEnergy Pennsylvania Electric Co. , 3 .60% , 6/1/29 , Callable 3/1/29 @ 100 (a) .......... 330 318
Jersey Central Power & Light Co. , 4 .30% , 1/15/26 , Callable 10/15/25 @ 100 (a) .......... 1,248 1,245
Monongahela Power Co. , 3 .55% , 5/15/27 , Callable 2/15/27 @ 100 (a) .................. 968 952
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 500 497

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Vistra Operations Co. LLC , 5 .63% , 2/15/27 , Callable 8/15/25 @ 100 (a) ................ $ 1,000 $ 999
4,501
Total Corporate Bonds (Cost $78,890)
a
a
a
79,369
Yankee Dollars (15.9%)
Consumer Discretionary (0.8%):
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 9/4/25 @ 100 (a) ................ 750 749
Nissan Motor Co. Ltd. , 3 .52% , 9/17/25 , Callable 9/4/25 @ 100 (a) .................... 416 415
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 1,250 1,254
2,418
Energy (1.1%):
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 9/4/25 @ 100 (a) ............ 1,000 995
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 9/4/25 @ 100 (a) ........................ 1,350 1,350
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 750 794
3,139
Financials (11.8%):
ABN AMRO Bank NV
6 .14% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,012
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 489
Avolon Holdings Funding Ltd. , 4 .95% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............ 500 502
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 337 345
Banco Santander SA , 5 .73% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) ........ 1,500 1,509
Bank of Montreal , 4 .97% ( SOFRINDX + 62 bps ) , 9/15/26 , MTN (b) .................... 1,500 1,503
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 500 503
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,008
BBVA Global Finance Ltd. , 7 .00% , 12/1/25 .................................... 1,053 1,057
Beazley Insurance DAC , 5 .50% , 9/10/29 ...................................... 450 449
BNP Paribas SA , 5 .80% ( SOFR + 143 bps ) , 5/9/29 , Callable 5/9/28 @ 100 (a) (b) ........... 750 758
BPCE SA
6 .33% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 507
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 510
Canadian Imperial Bank of Commerce , 5 .58% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,009
Commonwealth Bank of Australia , 4 .87% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,502
Credit Agricole SA
5 .64% ( SOFR + 129 bps ) , 7/5/26 (a) (b) ..................................... 750 755
5 .56% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) .................. 500 503
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 500 501
Deutsche Bank AG , 5 .56% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 781 783
Enel Finance International NV , 7 .05% , 10/14/25 (a) ............................... 500 502
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 518
HSBC Holdings PLC , 5 .91% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) ........ 600 606
ING Groep NV
5 .37% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 501
5 .91% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ................ 500 505
Intesa Sanpaolo SpA , 5 .71% , 1/15/26 (a) ....................................... 1,420 1,423
Lloyds Banking Group PLC
5 .90% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 505
5 .41% ( SOFRINDX + 106 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ............... 750 752
National Australia Bank Ltd. , 5 .00% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,253
Nationwide Building Society , 5 .63% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,411
NatWest Markets PLC
5 .12% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ..................................... 1,000 1,002
5 .31% ( SOFR + 95 bps ) , 3/21/28 (a) (b) ..................................... 400 402
Nordea Bank Abp , 5 .06% ( SOFR + 70 bps ) , 3/17/28 (a) (b) ........................... 750 751
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 1,005
Royal Bank of Canada , 4 .94% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) ................ 500 501
Santander UK Group Holdings PLC
6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @ 100 (b) .................. 500 503
2 .47% ( SOFR + 122 bps ) , 1/11/28 , Callable 1/11/27 @ 100 (b) .................... 500 484

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Skandinaviska Enskilda Banken AB , 5 .10% ( SOFR + 75 bps ) , 6/2/28 (a) (b) ............... $ 1,000 $ 1,004
Standard Chartered PLC
6 .28% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 506
5 .59% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) .................. 750 754
The Bank of Nova Scotia , 5 .23% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ...... 1,000 1,001
The Toronto-Dominion Bank , 4 .94% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,502
Westpac Banking Corp. , 4 .87% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,502
34,098
Industrials (1.1%):
Air Canada , 3 .88% , 8/15/26 , Callable 2/15/26 @ 100 (a) ........................... 500 495
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 769 740
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) (h) .......... 500 501
Element Fleet Management Corp. , 5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ........... 500 507
LG Energy Solution Ltd. , 5 .25% , 4/2/28 (a) ..................................... 1,000 1,010
3,253
Information Technology (0.1%):
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 250 249
Materials (0.4%):
Rio Tinto Finance USA PLC , 5 .19% ( SOFRINDX + 84 bps ) , 3/14/28 (b) ................. 1,000 1,007
Real Estate (0.2%):
Scentre Group Trust 1/Scentre Group Trust 2 , 3 .63% , 1/28/26 , Callable 12/28/25 @ 100 (a) .. 715 711
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (i) ............................. 1,000 1,005
Total Yankee Dollars (Cost $45,569)
a
a
a
45,880
Municipal Bonds (0.4%)
California (0.1%):
California State Public Works Board Revenue , Series B , 4 .45% , 4/1/27 ................ 375 376
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue
Series A , 2 .50% , 10/1/25 , ETM ......................................... 125 125
Series A , 2 .50% , 10/1/25 ............................................. 175 174
299
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 429
Total Municipal Bonds (Cost $1,100)
a
a
a
1,104
U.S. Government Agency Mortgages (1.4%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (g) ................................ 250 250
FCCU Auto Receivables Trust
4 .58% , 4/2/29 ..................................................... 750 749
Federal Home Loan Banks
5 .00% , 4/2/27 ..................................................... 1,000 1,000
4 .00% , 10/7/27 .................................................... 1,000 994
1,994
Federal Home Loan Mortgage Corporation
4 .70% , 11/26/27 .................................................... 1,000 997
Total U.S. Government Agency Mortgages (Cost $3,994)
a
a
a
3,990
U.S. Treasury Obligations (0.9%)
U.S. Treasury Bills
4 .15% , 8/7/25 (j) .................................................... 1,000 999

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .19% , 9/9/25 (j) .................................................... $ 1,000 $ 996
4 .23% , 9/23/25 (j) ................................................... 750 745
Total U.S. Treasury Obligations (Cost $2,740)
a
a
a
2,740
Commercial Paper (19.2%)
Consumer Discretionary (0.9%):
AutoNation, Inc.
5 .00% , 8/1/25 (a) (j) .................................................. 2,000 1,999
3 .56% , 8/4/25 (a) (j) .................................................. 750 750
2,749
Consumer Staples (2.2%):
Bacardi Martini BV , 4 .94% , 9/4/25 (a) (j) ....................................... 500 498
Bacardi USA, Inc.
4 .83% , 8/14/25 (a) (j) ................................................. 1,000 998
4 .85% , 8/21/25 (a) (j) ................................................. 1,250 1,247
CVS Corp. , 5 .01% , 8/28/25 (a) (j) ............................................ 1,750 1,743
CVS Health Corp. , 5 .05% , 9/16/25 (a) (j) ....................................... 1,000 993
Dairy Farmers of America , 4 .53% , 8/1/25 (a) (j) .................................. 1,000 1,000
6,479
Energy (2.8%):
Canadian Nat RES , 4 .75% , 8/20/25 (a) (j) ...................................... 750 748
Canadian Natural Resources Ltd.
4 .75% , 8/19/25 (a) (j) ................................................. 1,000 997
4 .76% , 8/25/25 (a) (j) ................................................. 1,000 997
Ovintiv, Inc. , 5 .01% , 8/20/25 (a) (j) ........................................... 2,500 2,493
Plains All Amer Pipeline , 4 .54% , 8/4/25 (a) (j) ................................... 750 750
Plains All American Pipeline LP , 4 .53% , 8/1/25 (a) (j) .............................. 1,000 1,000
Targa Resources Corp. , 4 .80% , 8/29/25 (a) (j) .................................... 1,000 996
7,981
Financials (1.7%):
Brookfield COR Treasury , 4 .84% , 9/26/25 (a) (j) ................................. 500 496
Brookfield Corporate Treasury Ltd.
4 .70% , 8/7/25 (a) (j) .................................................. 750 750
4 .73% , 8/22/25 (a) (j) ................................................. 1,000 997
Imperial Brands Finance PLC , 4 .55% , 8/1/25 (a) (j) ............................... 1,000 1,000
Vw Credit, Inc. , 4 .65% , 8/12/25 (a) (j) ......................................... 1,750 1,747
4,990
Health Care (0.6%):
HCA, Inc.
4 .82% , 8/1/25 (a) (j) .................................................. 750 750
4 .83% , 8/4/25 (a) (j) .................................................. 500 500
4 .89% , 8/22/25 (a) (j) ................................................. 260 259
4 .74% , 8/28/25 (a) (j) ................................................. 250 249
1,758
Industrials (3.9%):
Air Lease Corp.
4 .70% , 8/5/25 (a) (j) .................................................. 2,000 1,999
4 .69% , 8/7/25 (a) (j) .................................................. 750 749
Global Payments, Inc. , 4 .90% , 8/7/25 (a) (j) ..................................... 2,800 2,797
Quanta Services, Inc. , 4 .78% , 8/1/25 (a) (j) ..................................... 2,800 2,800
Sonoco Products Co. , 4 .91% , 8/1/25 (a) (j) ...................................... 2,800 2,800
11,145
Information Technology (1.8%):
Arrow Electronics, Inc. , 4 .78% , 8/5/25 (a) (j) .................................... 2,800 2,798
Jabil, Inc.
5 .12% , 8/1/25 (a) (j) .................................................. 1,500 1,500
5 .09% , 8/6/25 (a) (j) .................................................. 1,000 999
5,297

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (1.3%):
FMC Corp.
5 .14% , 8/7/25 (a) (j) .................................................. $ 1,000 $ 999
5 .14% , 8/12/25 (a) (j) ................................................. 1,500 1,497
5 .15% , 8/15/25 (a) (j) ................................................. 300 299
Glencore Funding LLC , 4 .58% , 8/19/25 (a) (j) ................................... 1,000 998
3,793
Real Estate (1.2%):
Boston Properties LP , 4 .61% , 8/13/25 (a) (j) ..................................... 750 749
Crown Castle International Corp. , 5 .05% , 9/3/25 (a) (j) ............................. 750 746
Crown Castle, Inc. , 4 .97% , 8/5/25 (a) (j) ....................................... 2,000 1,999
3,494
Utilities (2.8%):
Evergy Missouri West, Inc. , 4 .53% , 8/1/25 (a) (j) ................................. 2,500 2,500
Eversource Energy
4 .64% , 8/11/25 (a) (j) ................................................. 1,000 999
4 .65% , 8/18/25 (a) (j) ................................................. 250 249
Guadalupe Valley Electric Cooperative, Inc.
4 .38% , 8/6/25 (a) (j) .................................................. 2,500 2,498
5 .17% , 8/13/25 (a) (j) ................................................. 250 249
National Fuel Gas Co. , 4 .87% , 8/14/25 (a) (j) .................................... 1,500 1,497
7,992
Total Commercial Paper (Cost $55,685)
a
a
a
55,678
Shares
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (k) ........ 643,731 643
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (k) ............ 643,731 644
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (k) ............... 643,731 644
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (k) . 643,731 644
Total Collateral for Securities Loaned (Cost $2,575)
a
a
a
2,575
Total Investments (Cost $286,284) — 98.8% 285,972
Other assets in excess of liabilities —  1.2% 3,391
NET ASSETS - 100.00% $ 289,363
At July 31, 2025, the Fund's investments in foreign securities were 21.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was
$199,544 (thousands) and amounted to 69.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2025.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2025.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At July 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $1,231 (thousands), which included $(19)
(thousands) unrealized loss.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) All or a portion of this security is on loan.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(j) Rate represents the effective yield at July 31, 2025.
(k) Rate disclosed is the daily yield on July 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2025.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (31.3%)
ABS Auto (17.5%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 9/25/28 @ 100 (a) ............. $ 1,308 $ 1,310
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 9/25/28 @ 100 (a) .............. 694 690
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 9/25/28 @ 100 (a) .............. 785 787
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 9/25/28 @ 100 (a) .............. 602 598
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 5/15/27 @ 100 (a) ............... 2,000 2,038
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 5/15/27 @ 100 (a) ............... 1,268 1,300
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 2,826 2,856
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 1,333 1,381
Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 7/15/27 @ 100 ................ 1,263 1,276
Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 7/15/27 @ 100 ................ 1,500 1,518
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class C , 5 .22% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 1,682 1,685
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 1/15/28 @ 100 (a) ............... 950 950
American Credit Acceptance Receivables Trust .................................
Series 2022-3 , Class E , 8 .08% , 10/13/28 , Callable 2/13/26 @ 100 (a) .............. 1,500 1,526
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 1/12/27 @ 100 (a) ............... 484 485
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 9/12/27 @ 100 (a) ............... 2,500 2,499
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 500 504
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 611 620
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 1,045 1,056
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 8/15/25 @ 100 (a) .............. 456 456
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 813 821
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 3,150 3,198
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 550 560
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,031 1,047
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 1,625 1,612
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 2/15/29 @ 100 (a) ............... 900 908
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 9/10/28 @ 100 (a) ............. 1,895 1,920
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 9/10/28 @ 100 (a) .............. 2,400 2,430
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 667 666
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 208 208
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 1,000 971
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 766
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 2,500 2,526
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 2,000 2,030
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,017
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 12/15/28 @ 100 ............................................. 1,714 1,713
CarMax Auto Owner Trust ................................................
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 1,800 1,786
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 6,894 6,775
Series 2022-2 , Class A3 , 3 .49% , 2/16/27 , Callable 6/15/26 @ 100 ................ 280 279
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 5/15/27 @ 100 ................ 1,000 1,013
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 1,000 1,024
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 9/15/27 @ 100 ................. 1,000 1,039
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 11/15/27 @ 100 ................ 1,000 1,015
Series 2024-2 , Class D , 6 .42% , 10/15/30 , Callable 12/15/27 @ 100 ............... 3,000 3,086
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 2/15/28 @ 100 ................. 1,238 1,255
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 5/15/28 @ 100 ................. 1,480 1,498
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 2/15/28 @
100 ............................................................. 1,500 1,514
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class D , 1 .82% , 9/8/27 , Callable 12/8/25 @ 100 ................. 2,068 2,043
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 8/10/26 @ 100 ................ 158 155
Series 2021-N1 , Class B , 1 .09% , 1/10/28 , Callable 8/10/26 @ 100 ................ 267 261

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ $ 204 $ 199
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 237 232
Series 2021-N2 , Class A2 , 0 .97% , 3/10/28 , Callable 4/10/27 @ 100 ............... 392 384
Series 2021-N2 , Class B , 0 .75% , 3/10/28 , Callable 4/10/27 @ 100 ................ 191 185
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 4/10/27 @ 100 ................ 188 182
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 4/10/27 @ 100 ................ 335 324
Series 2021-N3 , Class A2 , 1 .11% , 6/12/28 , Callable 7/10/27 @ 100 ............... 1,566 1,523
Series 2021-N3 , Class B , 0 .66% , 6/12/28 , Callable 7/10/27 @ 100 ................ 353 339
Series 2021-N3 , Class C , 1 .02% , 6/12/28 , Callable 7/10/27 @ 100 ................ 179 172
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 5/25/28 @ 100 (a) ............. 5,000 5,242
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 643 652
Series 2024-1A , Class C , 5 .36% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,000 2,040
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,340 2,393
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 10/25/27 @ 100 (a) ............. 4,028 4,154
Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,750 2,809
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 700 714
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 4/25/28 @ 100 (a) .............. 500 497
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 713 705
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,192 1,197
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 800 806
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,500 1,514
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 196 198
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,582 1,619
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,294 2,351
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 1,800 1,832
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 3,000 3,048
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 5/15/27 @ 100 (a) ............. 3,000 3,057
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 8/15/27 @ 100 (a) ............. 2,000 2,019
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 6/15/27 @
100 (a) ........................................................... 25 25
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 1/15/26 @ 100 (a) .............. 254 254
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 1,100 1,115
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 10/15/26 @ 100 (a) ............. 2,000 2,027
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 100 103
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,000 4,092
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 1,895 1,938
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,886 5,057
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 1,000 1,035
Series 2024-2A , Class C , 6 .70% , 10/16/34 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,033
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 1,000 1,016
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 1,217 1,210
DT Auto Owner Trust ....................................................
Series 2021-2A , Class E , 2 .97% , 7/17/28 , Callable 9/15/25 @ 100 (a) .............. 2,665 2,658
Series 2022-2A , Class D , 5 .46% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. 2,000 2,006
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 2,250 2,304
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 2,445 2,521
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,310 1,360
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 12/20/25 @ 100 (a) ............. 500 499
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 2,000 2,021
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 10/20/26 @ 100 (a) ............ 1,778 1,796
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 436 439
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 4,000 4,149
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 9/20/27 @ 100 (a) .............. 2,000 2,030
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,528 2,602
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 7/20/28 @ 100 (a) ............. 2,000 2,005
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 10/20/28 @ 100 (a) ............. 286 289

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Exeter Automobile Receivables Trust .........................................
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 11/15/27 @ 100 .............. $ 565 $ 566
Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable 7/15/29 @ 100 ................ 1,000 1,004
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @ 100 (a) ............. 2,828 2,873
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 5/15/28 @ 100 (a) .............. 1,713 1,745
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 5/15/28 @ 100 (a) ............. 551 563
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 5/15/28 @ 100 (a) .............. 852 874
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 2/15/29 @ 100 (a) ............. 2,000 2,025
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 647 653
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 683 690
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 9/15/27
@ 100 (a) ......................................................... 3,000 3,093
Flagship Credit Auto Trust ................................................
Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 8/15/25 @ 100 (a) .............. 333 333
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 8/15/25 @ 100 (a) ............... 2,548 2,541
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) ............... 2,430 2,381
Series 2022-2 , Class B , 4 .76% , 5/17/27 (a) ................................. 1,266 1,266
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 127 127
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 1,571 1,587
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 4/15/26 @ 100 ................. 565 571
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 850 821
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 834
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 3,000 3,054
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 7,400 7,525
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 1/15/27 @ 100 (a) ............... 1,253 1,254
Series 2023-1 , Class C , 5 .72% , 8/15/28 , Callable 1/15/27 @ 100 (a) ............... 2,000 2,009
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 4/15/27 @ 100 (a) ............... 714 717
Series 2024-1 , Class C , 5 .77% , 11/15/29 , Callable 4/15/27 @ 100 (a) .............. 1,000 1,006
Series 2024-1 , Class D , 6 .83% , 3/15/30 , Callable 4/15/27 @ 100 (a) ............... 1,000 1,017
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 2/15/28 @ 100 (a) ............ 3,000 3,058
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,660 1,698
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @ 100 (a) .............. 998 1,031
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,250 1,234
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 1,750 1,787
Series 2024-2A , Class B , 5 .77% , 11/15/28 , Callable 10/15/28 @ 100 (a) ............ 1,333 1,344
Series 2024-3A , Class B , 5 .08% , 1/16/29 (a) ................................ 2,000 2,007
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 1/15/30 @ 100 (a) ............. 6,000 6,009
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 2,000 2,163
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 875 882
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,015
Series 2024-2A , Class C , 5 .93% , 6/17/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,043
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 3/15/29 @ 100 (a) ............. 2,279 2,265
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,806 1,819
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 2/15/29 @ 100 (a) .............. 1,950 1,973
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
10/20/25 @ 100 .................................................... 833 834
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A , Class B , 5 .33% , 3/15/29 (a) ................................ 2,000 2,016
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,409 1,439
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 12/15/27 @ 100 (a) ............ 4,500 4,547
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 12/15/27 @ 100 (a) ............. 1,200 1,214
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 12/15/27 @ 100 (a) ............. 1,929 1,963
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 12/15/27 @ 100 (a) ............. 1,641 1,673
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 565 566

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @ 100 (a) .............. $ 4,000 $ 4,021
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 1/15/27 @ 100 (a) ............... 3,000 3,024
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 1/15/27 @ 100 (a) .............. 2,625 2,661
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ 1,000 1,006
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 4,000 4,029
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 9/15/28 @
100 ............................................................. 941 943
JPMorgan Chase Bank NA , Series 2021-3 , Class F , 3 .69% , 2/26/29 , Callable 8/25/25 @ 100 (a) 241 241
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 692 691
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 7/15/26 @ 100 (a) .............. 79 79
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 7/15/26 @ 100 (a) .............. 1,600 1,605
Series 2022-1A , Class C , 6 .85% , 4/15/30 , Callable 7/15/26 @ 100 (a) .............. 2,000 2,029
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 1,200 1,202
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 2,000 2,014
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 1,811 1,851
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 8/15/27 @ 100 (a) .............. 1,400 1,427
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 1,820 1,871
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 11/15/27 @ 100 (a) ............. 614 621
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 762 760
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 9/15/28 @ 100 (a) .............. 2,000 2,018
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 9/15/28 @ 100 (a) .............. 3,000 3,009
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 9/15/28 @ 100 (a) .............. 4,000 4,027
Lobel Automobile Receivables Trust .........................................
Series 2023-2 , Class A , 7 .59% , 4/16/29 , Callable 9/15/26 @ 100 (a) ............... 33 33
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 7/15/27 @ 100 (a) ............... 2,000 2,004
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 7/15/27 @ 100 (a) ............... 4,000 4,030
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 7/15/27 @ 100 (a) ............... 2,500 2,527
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
11/15/28 @ 100 (a) .................................................. 2,500 2,519
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 1,888 1,901
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 4,000 4,057
Series 2023-1A , Class D , 8 .20% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 730 743
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 1,754 1,766
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 2,638 2,665
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 4,107 4,173
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 5,820 5,934
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 2,000 2,013
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 650 654
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 950 954
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 828 828
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 7/15/27 @ 100 (a) ............. 1,690 1,742
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............ 2,775 2,840
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............. 2,000 2,065
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............. 2,250 2,339
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 11/15/27 @ 100 (a) ............ 4,500 4,720
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 8/15/29 @ 100 (a) ............. 2,000 2,000
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 1,214 1,214
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 8/15/29 @ 100 (a) ............. 1,860 1,860
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 8/15/29 @ 100 (a) ............. 2,000 1,999
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 8/10/25 @
100 (a) ........................................................... 1,389 1,376
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 8/10/25 @
100 (a) ........................................................... 3,175 3,127
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 1,069 1,055
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 2,000 1,993

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. $ 407 $ 407
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 2,299 2,296
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,833 1,831
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 1,412 1,417
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,002
Series 2024-A , Class C , 5 .20% , 9/16/30 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,001
Series 2024-A , Class D , 5 .78% , 9/15/32 , Callable 9/15/28 @ 100 (a) ............... 1,000 994
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 8/15/27 @ 100 (a) .............. 2,000 2,005
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 3/15/28 @ 100 (a) .............. 4,000 4,081
Series 2024-2A , Class B , 4 .56% , 2/15/29 , Callable 9/15/28 @ 100 (a) .............. 800 797
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 5/15/29 @ 100 (a) .............. 529 533
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 895 897
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 19 19
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 52 52
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 66 66
Series 2022-C , Class E , 11 .37% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 19 19
Series 2023-A , Class B , 6 .49% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 231 232
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 230 231
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 539 541
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 551 555
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 2,504 2,530
Series 2024-A , Class D , 6 .11% , 6/15/32 , Callable 6/15/28 @ 100 (a) ............... 1,624 1,638
Series 2024-A , Class E , 7 .76% , 6/15/32 , Callable 6/15/28 @ 100 (a) ............... 1,624 1,644
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,500 1,501
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,896 1,898
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 694 697
SBNA Auto Receivables Trust , Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 2/15/30 @
100 (a) ........................................................... 1,667 1,669
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 2,700 2,747
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 2,500 2,562
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 5,635 5,828
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 2,730 2,831
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,990 2,010
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 2,000 2,029
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 7/15/29 @ 100 (a) ............. 1,000 999
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 7/15/29 @ 100 (a) .............. 560 559
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,040 1,045
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 843 848
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,258 1,269
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 9/25/28 @ 100 (a) .............. 2,049 2,064
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 2,709 2,773
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,260 1,281
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,500 1,525
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 1,857 1,893
Series 2024-3A , Class A4 , 4 .60% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............ 1,000 1,005
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 6/20/28 @ 100 (a) ............. 1,000 1,004
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 4,950 4,953
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 11/20/25 @ 100 (a) .............. 2,025 2,034
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 6/20/26 @ 100 (a) ............. 1,000 1,007
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 6/20/26 @ 100 (a) ............... 1,000 1,006
Series 2024-B , Class B , 5 .11% , 8/21/28 , Callable 11/20/26 @ 100 (a) .............. 2,083 2,089
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 7/20/27 @ 100 (a) .............. 1,500 1,523
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @ 100 (a) ............... 1,950 1,995
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 1,760 1,761

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ $ 3,794 $ 3,831
United Auto Credit Securitization Trust .......................................
Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ................................. 1,335 1,337
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 8/10/28 @ 100 (a) ............... 4,000 4,005
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 4/15/28 @ 100 (a) 1,400 1,407
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 8/15/27 @ 100 (a) ............. 1,516 1,521
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 8/15/27 @ 100 (a) ............ 2,000 2,023
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,133 3,186
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,500 2,565
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 198 198
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 4/15/28 @ 100 (a) ............... 3,000 3,058
Series 2024-A , Class A3 , 5 .62% , 12/15/28 , Callable 11/15/28 @ 100 (a) ............ 1,250 1,255
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 750 757
Series 2024-A , Class C , 6 .44% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 1,000 1,021
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 2,544 2,544
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,214 3,214
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 11/15/25 @ 100 (a) ............. 435 433
Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable 9/15/26 @ 100 (a) .............. 410 410
Series 2022-3A , Class C , 6 .44% , 12/15/27 , Callable 9/15/26 @ 100 (a) ............. 1,771 1,779
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 1/15/27 @ 100 (a) .............. 634 634
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 3,000 3,103
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 8/15/26 @ 100 (a) .............. 1,200 1,209
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............. 1,000 999
Series 2024-3A , Class C , 4 .92% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,000
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 8/15/28 @ 100 (a) .............. 625 627
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 8/15/28 @ 100 (a) ............. 1,000 1,009
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,000 1,011
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 514 517
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,345 1,358
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 3,333 3,380
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 2,769 2,851
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,644 3,771
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 2,625 2,663
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 833 834
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 2,000 2,004
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 2,056 2,070
World Omni Select Auto Trust ..............................................
Series 2021-A , Class D , 1 .44% , 11/15/27 , Callable 10/15/25 @ 100 ............... 4,250 4,219
Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 1/15/27 @ 100 ................. 2,750 2,791
496,398
ABS Card (1.0%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 2,000 2,067
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,890 1,898
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 789 793
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 906
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,774 1,787
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,111 1,113
Golden Credit Card Trust , Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................. 5,000 4,833
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,200 2,203
Series 2023-3A , Class C , 7 .08% , 10/21/30 (a) ............................... 1,500 1,538
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 919 922
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 1,680 1,684
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 800 806
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,008
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,500 1,524

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ $ 3,033 $ 3,036
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 1,000 1,002
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,120 1,122
28,242
ABS Other (12.8%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 1/15/27 @ 100 (a) .............. 76 76
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,667 1,693
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/25
@ 100 (a) ......................................................... 5,500 5,319
AMSR Trust ..........................................................
Series 2021-SFR1 , Class A , 1 .95% , 6/17/38 (a) (b) ............................ 2,000 1,859
Series 2021-SFR1 , Class B , 2 .15% , 6/17/38 (a) (b) ............................ 2,000 1,849
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,200 1,114
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 3,008 3,000
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 276 276
Series 2022-2A , Class B , 5 .65% , 10/20/28 , Callable 6/20/26 @ 100 (a) ............. 2,000 2,014
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 765
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,966 2,009
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 500 520
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,912 1,941
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 2,722 2,751
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,014
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,010
Atalaya Equipment Leasing Trust , Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 8/15/25
@ 100 (a) ......................................................... 1,629 1,612
Auxilior Term Funding LLC ................................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 3,000 3,043
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 1,239 1,271
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,200 1,238
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,046
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,034
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 614 633
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 750 773
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 3,000 3,129
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 2,000 2,002
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 571 575
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 851 850
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/27 @ 100 (a) .............. 903 918
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 667 661
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 1,825 1,761
Capteris Equipment Finance LLC , Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 3/20/29
@ 100 (a) ......................................................... 2,468 2,501
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 8/15/25 @ 100 (a) ..... 2,772 2,663
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 2,815 2,828
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 2,010 2,034
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 3,556 3,602
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 3,250 3,340
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 1,300 1,351
Series 2024-1 , Class C , 5 .22% , 3/15/32 , Callable 12/14/27 @ 100 (a) .............. 2,000 2,015
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,087 1,084
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 8/15/25 @
100 (a) ........................................................... 2,827 2,339
Clarus Capital Funding LLC ...............................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 4/20/28 @ 100 (a) .............. $ 1,170 $ 1,164
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 4/20/28 @ 100 (a) .............. 585 579
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 4,500 4,553
CNH Equipment Trust , Series 2022-A , Class A3 , 2 .94% , 7/15/27 , Callable 10/15/26 @ 100 .. 349 347
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 911 919
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 3/20/28 @ 100 (a) .............. 1,450 1,464
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 3/20/28 @ 100 (a) ............... 2,518 2,561
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 3/20/28 @ 100 (a) ............... 1,500 1,536
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) ............... 455 457
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 2,790 2,710
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 2,694 2,746
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 1,818 1,827
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,100 1,105
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 2,283 2,303
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,235 1,251
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,350 1,362
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,464 1,484
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 6/22/27 @ 100 (a) ............... 1,000 1,000
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 1,118 1,122
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 629 637
Dext ABS LLC ........................................................
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 2/15/26 @ 100 (a) ............... 2,781 2,763
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 316 317
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 5,430 5,509
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 600 625
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 3,000 3,045
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 1,666 1,767
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 6/15/29 @ 100 (a) ............... 1,000 1,003
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 6/15/29 @ 100 (a) ............... 1,000 997
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 6/15/29 @ 100 (a) ............... 2,000 1,964
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,333 3,165
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,836
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 3,273 3,057
Diamond Resorts Owner Trust .............................................
Series 2021-1A , Class A , 1 .51% , 11/21/33 , Callable 9/20/25 @ 100 (a) ............. 495 493
Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 9/20/25 @ 100 (a) ............. 286 284
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 1/20/28 @ 100 (a) ............. 2,000 2,020
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 2,087 2,110
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 2/20/29 @ 100 (a) ............. 1,000 1,015
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ............. 1,290 1,327
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 1/20/27 @ 100 (a) ............. 1,411 1,415
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ............. 1,143 1,155
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,406 1,424
FirstKey Homes Trust ....................................................
Series 2021-SFR1 , Class B , 1 .79% , 8/17/38 (a) (b) ............................ 3,000 2,902
Series 2021-SFR1 , Class C , 1 .89% , 8/17/38 (a) (b) ............................ 3,000 2,893
Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............................ 2,308 2,217
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 967
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,750 1,692
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 5,000 4,828
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,605
Frontier Issuer LLC .....................................................
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 1,867 1,911
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 1,100 1,151

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. $ 2,475 $ 2,749
FRTKL , Series 2021-SFR1 , Class B , 1 .72% , 9/17/38 (a) (b) ......................... 1,500 1,446
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 7/20/26 @ 100 (a) .............. 654 676
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 7/20/26 @ 100 (a) .............. 1,200 1,251
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 7/20/26 @ 100 (a) .............. 800 822
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,500 1,513
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,497
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 658
Series 2024-2 , Class B , 5 .23% , 5/15/31 , Callable 10/15/28 @ 100 (a) .............. 1,000 1,015
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 2,000 2,004
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 1,998
HPEFS Equipment Trust ..................................................
Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 11/20/25 @ 100 (a) ............. 704 703
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 434 434
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 1,500 1,524
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 3,838 3,881
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 2,343 2,383
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,654 1,651
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 2,000 1,995
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 3/15/28 @ 100 . 1,100 1,123
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 359 358
Series 2023-2A , Class A4 , 5 .23% , 6/15/28 , Callable 4/15/27 @ 100 (a) ............. 1,500 1,520
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,300 1,325
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 5,000 5,004
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 2,596 2,635
Series 2024-1A , Class A3 , 4 .76% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 1,000 1,004
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 5/16/29 @ 100 (a) ............. 2,739 2,742
MMAF Equipment Finance LLC ............................................
Series 2020-BA , Class A5 , 0 .85% , 4/14/42 , Callable 8/14/25 @ 100 (a) ............. 5,000 4,993
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000 1,957
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 904 898
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,250 2,280
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,500 1,532
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 9/13/30 @ 100 (a) .............. 1,100 1,123
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 1/15/29 @ 100 (a) ... 3,279 3,281
MVW LLC ...........................................................
Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 5/20/27 @ 100 (a) ............ 405 388
Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 5/20/27 @ 100 (a) ............ 424 405
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 8/20/25 @ 100 (a) ............. 4,516 3,704
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 8/20/25 @ 100 (a) ............. 1,466 1,144
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 7/15/26 @ 100 (a) .............. 102 102
Series 2022-B , Class B , 7 .12% , 6/15/29 , Callable 7/15/26 @ 100 (a) ............... 1,000 1,008
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 4/15/27 @ 100 (a) ............... 2,500 2,539
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 5/15/28 @ 100 (a) ............. 2,077 2,085
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 5/15/28 @ 100 (a) .............. 3,535 3,523
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 3,309 3,324
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 5,982 6,035
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 916 892
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 2,110 2,017
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 8/14/25
@ 100 (a) ......................................................... 5,500 5,560
Pawnee Equipment Receivables LLC .........................................
Series 2022-1 , Class A3 , 5 .17% , 2/15/28 , Callable 7/15/26 @ 100 (a) .............. 119 119
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26 @ 100 (a) ............... 2,375 2,377
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 2,500 2,553
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............. 2,500 2,542

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............ $ 1,429 $ 1,431
Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............. 2,239 2,247
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 1,675 1,694
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 1,529 1,552
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 1,800 1,822
Post Road Equipment Finance LLC ..........................................
Series 2022-1A , Class B , 5 .15% , 1/16/29 , Callable 3/15/26 @ 100 (a) .............. 606 606
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,254 1,268
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,994 2,014
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,250 1,278
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 546 550
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 2,195 2,199
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 1,680 1,682
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. 2,353 2,372
Progress Residential Trust .................................................
Series 2021-SFR4 , Class B , 1 .81% , 5/17/38 (a) (b) ............................ 4,500 4,435
Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (b) ............................ 2,400 2,343
Series 2021-SFR5 , Class C , 1 .81% , 7/17/38 (a) (b) ............................ 1,500 1,461
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 2,813 2,742
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 9/20/25 @ 100 (a) .............. 276 276
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 9/20/25 @ 100 (a) ............. 1,319 1,330
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/29 @ 100 (a) .............. 857 878
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/29 @ 100 (a) .............. 4,863 5,019
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 9/20/31 @ 100 (a) ............ 400 407
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,250 1,271
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,500 1,516
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 3,000 2,944
Tricon Residential Trust ..................................................
Series 2022-SFR1 , Class B , 4 .20% , 4/17/39 (a) (b) ............................ 1,000 985
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 866 849
Trinity Rail Leasing LLC , Series 2019-2A , Class A1 , 2 .39% , 10/18/49 , Callable 8/17/25 @
100 (a) ........................................................... 451 442
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,861 4,904
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,077 1,101
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 8/15/25
@ 100 (a) ......................................................... 6,500 6,470
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,000 951
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,159 2,173
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 1,097 1,112
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 2,000 2,038
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 749 767
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 1,391 1,406
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 525 536
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 437 446
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 388 399
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 522 526
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 709 716
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 2,000 2,026
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 833 844
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 2,466 2,470
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,875 1,883
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 6/15/28 @ 100 (a) ............ 667 666
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 6/15/28 @ 100 (a) ............. 2,500 2,491
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 11/15/28 @ 100 (a) ........... 4,000 4,009
Wingspire Equipment Finance LLC ..........................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 11/20/27 @ 100 (a) ............. $ 2,189 $ 2,189
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 11/20/27 @ 100 (a) ............. 1,751 1,744
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 11/20/27 @ 100 (a) ............. 1,000 1,006
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,000 4,041
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,000 2,021
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,022
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,167 1,202
361,331
Agency ABS Other (0.0%):(c)
Navient Student Loan Trust , Series 2005-3 , Class B , 4 .88% ( SOFR90A + 54 bps ) , 9/22/37 ,
Callable 9/22/25 @ 100 (d) ............................................ 1,048 1,030
Total Asset-Backed Securities (Cost $880,870)
a
a
a
887,001
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 10/24/25 @
100 (a) ........................................................... 1,000 997
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A1 , 5 .37% ( TSFR3M + 105 bps ) , 10/15/32 , Callable 10/15/25 @
100 (a) (d) ......................................................... 794 794
Series 2024-3A , Class A2 , 5 .96% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (d) ......................................................... 1,000 1,002
Race Point X CLO Ltd. , Series 2016-10A , Class A1R , 5 .68% ( TSFR3M + 136 bps ) , 7/25/31 ,
Callable 10/25/25 @ 100 (a) (d) ......................................... 528 529
3,322
Total Collateralized Loan Obligations (Cost $3,316)
a
a
a
3,322
Collateralized Mortgage Obligations (4.1%)
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,253 2,275
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 3,455 3,393
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 5,120 5,136
Federal National Mortgage Association .......................................
Series 2012-104 , Class HC , 1 .25% , 9/25/27 ................................ 115 113
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,299 1,305
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 2,820 2,805
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 3,396 3,370
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,687 1,695
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,358 1,365
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,667 1,664
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 2,131 2,102
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,896 1,885
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 2,327 2,320
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 2,304 2,297
31,725
Commercial MBS (3.0%):
1345T , Series 2025-AOA , Class A , 5 .94% ( TSFR1M + 160 bps ) , 6/15/30 (a) (b) (d) .......... 1,250 1,255
ALA Trust ............................................................
Series 2025-OANA , Class A , 6 .08% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (d) .......... 2,500 2,514
Series 2025-OANA , Class B , 6 .18% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (d) .......... 2,000 1,999
AOA Trust , Series 2025-1301 , Class A , 5 .23% , 8/11/30 (b) (e) ........................ 1,259 1,259
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (e) ................ 2,000 1,924
BBCMS Mortgage Trust , Series 2020-BID , Class C , 8 .10% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b)
(d) ............................................................. 2,000 1,998
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .54% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (d) .................................................... 2,000 1,994

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
BPR Trust ............................................................
Series 2021-TY , Class A , 5 .51% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (d) ............. $ 3,731 $ 3,730
Series 2021-TY , Class B , 5 .61% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (d) ............. 750 746
Series 2021-TY , Class C , 6 .16% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (d) ............. 2,712 2,692
Series 2021-TY , Class D , 6 .81% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (d) ............. 1,313 1,302
Series 2022-STAR , Class A , 7 .57% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (d) ........... 4,000 3,997
BX Commercial Mortgage Trust , Series 2021-VOLT , Class B , 5 .41% ( TSFR1M + 106 bps ) ,
9/15/36 (a) (b) (d) .................................................... 2,422 2,412
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 2,750 2,714
Series 2025-GW , Class A , 5 .94% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (d) ............ 3,000 3,008
Series 2025-ROIC , Class A , 5 .49% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (d) ........... 2,327 2,320
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 (b) (e) .......................... 10,719 175
Series 2015-PC1 , Class B , 4 .40% , 7/10/50 , Callable 8/10/25 @ 100 (e) ............. 1,552 1,530
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .08% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(d) ............................................................. 2,000 1,999
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 11,481 9,848
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (e) .......................... 2,400 2,392
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 5,000 4,879
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (e) .......................... 1,326 1,358
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 1,926 1,924
Manhattan West Mortgage Trust , Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (e) ...... 4,000 3,755
MILE Trust , Series 2025-STNE , Class A , 5 .84% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (d) ..... 3,000 3,004
SCG Commercial Mortgage Trust , Series 2025-FL , Class B , 5 .90% ( TSFR1M + 155 bps ) ,
8/15/30 (a) (b) (d) ..................................................... 3,250 3,250
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,375
SHR Trust , Series 2024-LXRY , Class A , 6 .29% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (d) ..... 2,105 2,104
SREIT Trust , Series 2021-MFP2 , Class C , 5 .83% ( TSFR1M + 149 bps ) , 11/15/36 (a) (b) (d) .... 2,000 1,999
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .78% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (d) .................................................... 3,000 2,981
TTAN ...............................................................
Series 2021-MHC , Class B , 5 .56% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) (d) ........... 1,701 1,701
Series 2021-MHC , Class C , 5 .81% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) (d) ........... 2,290 2,292
Series 2021-MHC , Class D , 6 .21% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) (d) ........... 916 917
84,347
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust , Series 2013-5 , Class A2 , 3 .00% , 5/25/43 , Callable 4/25/27 @
100 (a) (e) ......................................................... 495 443
Total Collateralized Mortgage Obligations (Cost $117,707)
a
a
a
116,515
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII , 10 .94% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 200,000 5,894
Total Preferred Stocks (Cost $5,470)
a
a
a
5,894
Principal Amount
(000)
Senior Secured Loans (0.2%)
Consumer Discretionary (0.0%):(c)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 10/20/27 (d) ....................................... 414 415
Materials (0.2%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien , 3/13/26 (f) (g) ......... 4,500 4,433
Total Senior Secured Loans (Cost $4,919)
a
a
a
4,848

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (33.7%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... $ 2,000 $ 2,085
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 1,750 1,703
T-Mobile US, Inc. , 4 .75% , 2/1/28 , Callable 8/15/25 @ 100.79 ....................... 2,641 2,644
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 948 930
7,362
Consumer Discretionary (2.0%):
Advance Auto Parts, Inc. , 5 .95% , 3/9/28 , Callable 2/9/28 @ 100 (h) ................... 2,500 2,512
Association of American Medical Colleges
2 .27% , 10/1/25 .................................................... 4,145 4,116
2 .39% , 10/1/26 .................................................... 4,275 4,169
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 ......................... 2,000 2,056
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,013
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 2,000 2,021
Duke University Health System, Inc. , 2 .26% , 6/1/26 .............................. 700 688
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 2,000 2,025
5 .05% , 4/4/28 ..................................................... 3,000 3,031
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 2,000 2,023
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 2,000 2,021
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 1,000 1,024
Mattel, Inc.
3 .38% , 4/1/26 , Callable 8/15/25 @ 100 (a) ................................. 1,800 1,780
5 .88% , 12/15/27 , Callable 9/4/25 @ 101.47 (a) .............................. 7,250 7,261
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 4,216 4,126
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 3,296 3,162
5 .30% , 9/13/27 (a) .................................................. 1,500 1,489
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 1,250 1,257
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 2,000 2,026
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,875 1,888
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,500 2,505
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 2,000 2,074
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) (h) .............................. 2,000 2,022
57,289
Consumer Staples (1.4%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 4,000 4,158
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 2,000 2,050
Coty, Inc. , 5 .00% , 4/15/26 , Callable 9/4/25 @ 100 (a) ............................. 5,500 5,493
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 4 .75% , 1/15/29 ,
Callable 9/4/25 @ 102.38 (a) ........................................... 1,000 979
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 3,000 3,052
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 3,000 3,004
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 5,000 5,061
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 3,000 3,075
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,500 1,482
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 3,000 3,041
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,653
Sysco Corp. , 5 .10% , 9/23/30 , Callable 8/23/30 @ 100 ............................. 3,000 3,058
The Campbell's Co. , 5 .20% , 3/19/27 ......................................... 2,000 2,023
The J.M. Smucker Co. , 5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................... 2,000 2,090
41,219
Energy (3.2%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 9/4/25 @ 102.54 (a) .................. 4,500 4,594
APA Corp. , 7 .75% , 12/15/29 (a) ............................................. 2,250 2,418
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (a) ............... 2,000 2,078

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Colonial Pipeline Co. , 3 .75% , 10/1/25 , Callable 9/4/25 @ 100 (a) ..................... $ 2,454 $ 2,449
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 53 53
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 2,000 2,079
Devon Energy Corp. , 5 .25% , 10/15/27 , Callable 8/15/25 @ 100.88 ................... 13,330 13,357
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (i) ...................... 3,667 3,685
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (d) (i) ....................... 2,300 2,353
EQM Midstream Partners LP , 6 .50% , 7/1/27 (a) .................................. 2,500 2,567
EQT Corp. , 7 .50% , 6/1/27 , Callable 8/15/25 @ 101.88 (a) .......................... 8,285 8,431
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 8/20/25 @ 101.34 ..................... 2,587 2,590
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 6,931 6,893
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,750 1,476
HF Sinclair Corp. , 6 .38% , 4/15/27 , Callable 8/15/25 @ 101.59 ...................... 5,789 5,853
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 9/4/25 @ 103 (a) ....... 2,333 2,295
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 2,000 2,038
NuStar Logistics LP , 6 .00% , 6/1/26 , Callable 3/1/26 @ 100 ......................... 850 853
ONEOK, Inc. , 4 .25% , 9/24/27 , Callable 8/24/27 @ 100 ............................ 2,000 1,992
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 9/4/25 @ 100 (a) ..... 8,699 8,535
Permian Resources Operating LLC , 5 .38% , 1/15/26 , Callable 9/4/25 @ 100 (a) ........... 900 899
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
8/15/25 @ 102.75 .................................................. 1,750 1,777
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 3,000 3,054
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 11/1/25 @ 100 (a) ....................... 6,850 6,853
Western Midstream Operating LP , 4 .75% , 8/15/28 , Callable 5/15/28 @ 100 ............. 2,000 1,993
91,165
Financials (15.2%):
Ally Financial, Inc.
5 .75% , 11/20/25 , Callable 10/21/25 @ 100 ................................. 7,719 7,724
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (d) .................... 4,611 4,847
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (d) (i) .......... 10,500 10,263
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 2,000 1,998
4 .55% , 7/9/27 ..................................................... 1,000 1,002
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,705 1,735
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 3,000 3,060
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,550 1,323
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 2,500 2,519
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,911 1,898
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 8/20/25 @ 100 (a) .................... 5,381 5,338
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 7,059 7,082
7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (d) (j) ............... 1,250 1,276
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 3,000 3,014
Bank of America Corp. , 6 .30% ( TSFR3M + 481 bps ) , Callable 3/10/26 @ 100 (d) (h) (i) ....... 2,000 2,010
Blackstone Private Credit Fund
7 .05% , 9/29/25 .................................................... 2,500 2,507
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 3,808 3,683
Block, Inc. , 2 .75% , 6/1/26 , Callable 5/1/26 @ 100 ............................... 4,219 4,136
Blue Owl Credit Income Corp. , 7 .75% , 9/16/27 , Callable 8/16/27 @ 100 ............... 2,677 2,798
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 2,000 2,006
Brown & Brown, Inc.
4 .60% , 12/23/26 .................................................... 500 501
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,636 1,640
Capital One Financial Corp.
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (d) ...................... 2,000 2,042
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (d) ...................... 1,000 1,044
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 1,000 974
Citigroup, Inc.
4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (d) (i) ...................... 2,282 2,266
6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (d) (i) ...................... 2,500 2,516
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (d) ............ 1,000 999
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (d) (i) .... 11,093 11,091

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... $ 1,845 $ 1,924
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 2,000 2,045
4 .88% , 12/10/27 (a) .................................................. 2,000 2,011
4 .95% , 9/9/29 (a) ................................................... 1,953 1,970
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 6,090 6,065
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 1,091 1,120
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 5,150 5,326
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (d) ........ 8,903 8,881
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 563 552
Equitable Holdings, Inc. , 4 .95% ( H15T5Y + 474 bps ) , Callable 9/15/25 @ 100 (d) (i) ........ 800 798
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 2,000 2,042
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (d) (i) ........... 11,761 11,730
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 9,000 8,908
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,223 2,268
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (d) ........... 3,000 3,051
Fiserv, Inc. , 4 .75% , 3/15/30 , Callable 2/15/30 @ 100 ............................. 2,000 2,004
Flagstar Financial, Inc. , 7 .30% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 11/6/25 @ 100 (d) .... 2,242 2,111
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 3,000 2,983
6 .95% , 3/6/26 , Callable 2/6/26 @ 100 .................................... 1,600 1,612
5 .13% , 11/5/26 ..................................................... 2,000 1,995
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000 992
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 2,000 1,819
FS KKR Capital Corp. , 3 .40% , 1/15/26 , Callable 12/15/25 @ 100 .................... 4,000 3,969
Fulton Financial Corp. , 6 .61% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 9/15/25 @ 100 (d) .... 10,118 10,006
GA Global Funding Trust
1 .63% , 1/15/26 (a) .................................................. 2,500 2,465
4 .40% , 9/23/27 (a) .................................................. 500 498
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 5,000 4,886
5 .34% , 4/4/27 (a) ................................................... 3,000 3,035
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) (h) ........ 1,500 1,465
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 3,000 3,027
HAT Holdings I LLC/HAT Holdings II LLC
3 .38% , 6/15/26 , Callable 3/15/26 @ 100 (a) ................................ 264 259
8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) ................................ 4,600 4,771
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 4,000 4,266
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,966 6,760
HSB Group, Inc. , 5 .49% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 9/4/25 @ 100 (d) .......... 2,750 2,679
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (d) (i) .... 750 737
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 2,000 1,984
5 .68% , 6/26/28 , Callable 5/26/28 @ 100 (a) ................................ 1,000 1,025
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 5,000 5,079
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,020 1,772
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 6,701 6,090
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 2,500 2,618
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 700 711
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 3,500 3,435
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 3,000 2,999
Mercedes-Benz Finance North America LLC , 4 .65% , 4/1/27 (a) ...................... 1,250 1,253
MetLife, Inc. , 3 .85% ( H15T5Y + 358 bps ) , Callable 9/15/25 @ 100 (d) (i) ................ 9,373 9,344
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 8/20/25 @ 100 .................... 2,000 1,998
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 1,000 1,053
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (d) ..... 3,500 3,535
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 9/4/25 @
100.83 (h) ........................................................ 1,651 1,515
NextEra Energy Capital Holdings, Inc. , 4 .85% , 2/4/28 ............................. 3,000 3,032
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,500 3,599

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... $ 4,000 $ 4,088
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 3,000 2,975
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 3,000 3,021
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 2,000 2,045
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 9/4/25 @ 104.19 (a) ....................... 2,398 2,454
Principal Life Global Funding II , 4 .60% , 8/19/27 (a) .............................. 2,500 2,507
Radian Group, Inc. , 6 .20% , 5/15/29 , Callable 4/15/29 @ 100 ........................ 3,245 3,369
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 9/4/25 @
100.72 (a) ......................................................... 5,940 5,793
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 3,000 3,033
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 6,230 5,545
Signature Bank , 7 .41% ( US0003M + 256 bps ) , 11/1/29 , Callable 9/4/25 @ 100 (d) (j) (k) ...... 2,000 1,098
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 1,622 1,591
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 5,000 4,439
Synchrony Bank , 5 .40% , 8/22/25 ............................................ 3,000 2,999
Synchrony Financial
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 2,816 2,763
5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (d) ................. 1,000 1,026
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 4,000 4,048
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) .................... 6,188 6,396
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (d) . 8,256 8,093
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,530 1,527
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (d) (i) ....................... 12,825 12,800
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (d) .................... 2,000 2,040
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (d) (i) ....... 1,000 985
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (d) 1,000 1,006
The Hanover Insurance Group, Inc. , 4 .50% , 4/15/26 , Callable 1/15/26 @ 100 ............ 6,000 5,980
The Huntington National Bank , 9 .61% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 8/6/25 @ 100 (d) 13,590 13,590
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (d) (i) ....................... 7,750 7,477
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (d) (i) ....................... 830 841
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,004
5 .25% , 9/11/28 ..................................................... 2,000 2,057
4 .80% , 5/15/30 .................................................... 2,000 2,027
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (d) (i) ........... 10,141 10,121
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (d) (i) ...................... 5,200 5,181
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 4,250 4,203
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 4,500 4,656
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 3,000 3,144
Webster Financial Corp. , 6 .82% ( TSFR3M + 253 bps ) , 12/30/29 , Callable 9/30/25 @ 100 (d) .. 8,750 8,657
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (d) (i) ............ 10,800 10,689
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (d) .. 500 474
432,106
Health Care (1.1%):
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 8/20/25 @ 100.71 (a) . 4,000 3,884
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,231 3,845
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 2,000 2,041
HCA, Inc. , 5 .00% , 3/1/28 , Callable 2/1/28 @ 100 ................................ 1,500 1,516
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 3,000 3,053
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 2,504 2,234
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 3,448 3,517
PeaceHealth Obligated Group , 1 .38% , 11/15/25 , Callable 9/4/25 @ 100 ................ 5,617 5,558
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 2,000 2,031
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 3,000 3,086
30,765

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (2.5%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ $ 3,000 $ 3,028
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 1,291 1,240
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 2,000 2,042
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 2,000 2,034
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 3,505 3,316
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 2,000 2,002
Georgia-Pacific LLC , 4 .40% , 6/30/28 , Callable 5/30/28 @ 100 (a) .................... 2,000 2,004
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 3,300 3,364
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 1,100 1,160
JB Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 .............. 2,000 2,026
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 3,792 3,809
Lennox International, Inc. , 1 .35% , 8/1/25 ...................................... 4,580 4,580
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 (a) ......................... 2,000 2,009
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,905 1,974
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,001
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 3,000 3,019
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 6,150 6,178
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 3,000 3,069
RXO, Inc. , 7 .50% , 11/15/27 , Callable 9/4/25 @ 103.75 (a) .......................... 1,100 1,123
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 3,000 3,066
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 3,000 3,077
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 8/15/25 @ 100 (h) ............... 2,000 2,002
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 1,669 1,665
5 .88% , 10/15/27 .................................................... 1,040 1,059
United Airlines, Inc. , 4 .38% , 4/15/26 , Callable 10/15/25 @ 100 (a) .................... 2,750 2,733
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,937 3,985
XPO, Inc. , 6 .25% , 6/1/28 , Callable 8/15/25 @ 103.13 (a) ........................... 2,289 2,326
69,891
Information Technology (1.0%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 4,000 4,080
Dell International LLC/EMC Corp. , 4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .............. 2,500 2,519
Hewlett Packard Enterprise Co. , 4 .45% , 9/25/26 ................................. 2,500 2,498
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 3,000 3,086
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,015
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 3,000 3,036
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 ..................... 5,000 4,870
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 3,000 3,004
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 2,000 2,014
27,122
Materials (1.5%):
Amcor Flexibles North America, Inc. , 4 .80% , 3/17/28 (a) ........................... 2,000 2,011
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 5,000 4,983
Berry Global, Inc.
1 .57% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 4,181 4,116
4 .88% , 7/15/26 , Callable 9/4/25 @ 100 (a) ................................. 3,226 3,224
Celanese US Holdings LLC , 6 .67% , 7/15/27 , Callable 6/15/27 @ 100 ................. 1,273 1,306
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,024
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 9/4/25 @ 100.73 ................... 8,000 7,922
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 3,000 2,852
International Flavors & Fragrances, Inc. , 1 .23% , 10/1/25 , Callable 9/1/25 @ 100 (a) ........ 6,350 6,304
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,143 1,141
Steel Dynamics, Inc. , 5 .00% , 12/15/26 , Callable 9/4/25 @ 100 ....................... 1,000 1,001
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 2,000 2,059
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 2,000 2,008
41,951
Real Estate (3.2%):
Boston Properties LP , 3 .65% , 2/1/26 , Callable 11/3/25 @ 100 ....................... 1,001 995

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... $ 2,000 $ 2,011
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 4,033 3,991
DOC DR LLC
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 1,700 1,692
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 2,531 2,500
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 1,149 1,070
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 3,000 3,154
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 4,000 4,085
Healthcare Realty Holdings LP , 3 .75% , 7/1/27 , Callable 4/1/27 @ 100 ................. 896 882
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 950 929
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,534 1,489
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 4,150 4,435
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 9/4/25 @ 100 .......................... 4,574 4,568
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 2,699 2,668
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 3,894 3,857
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 2,000 2,111
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 2,000 2,056
Nationwide Health Properties, Inc. , 6 .90% , 10/1/37 , MTN .......................... 2,950 3,086
NNN REIT, Inc.
4 .00% , 11/15/25 , Callable 8/20/25 @ 100 .................................. 6,000 5,984
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,818
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 3,000 2,969
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 2,500 2,485
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 8/15/25 @ 100 ...................... 2,000 1,998
Sabra Health Care LP , 5 .13% , 8/15/26 ........................................ 3,400 3,420
SBA Tower Trust
1 .88% , 1/15/26 , Callable 9/4/25 @ 100 (a) ................................. 3,500 3,453
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 842 863
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 1,989
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,123
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ............................... 1,580 1,552
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 4,620 4,540
3 .20% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,178 1,115
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 2,000 1,944
W.P. Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 .......................... 4,000 3,974
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 4,000 3,990
90,796
Utilities (2.3%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000 2,060
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 2,000 2,015
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,100
Calpine Corp. , 5 .13% , 3/15/28 , Callable 9/4/25 @ 100.85 (a) ........................ 571 568
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 1,858 1,913
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,843 2,749
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (d) (i) ......... 4,000 3,923
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 3,000 3,028
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 2,000 2,022
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 2,500 2,517
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 2,500 2,551
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 3,000 3,061
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 2,800 2,810
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 5/15/26 @ 100 (a) .................. 700 684
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 2,750 2,772
NiSource, Inc. , 5 .20% , 7/1/29 , Callable 6/1/29 @ 100 ............................. 2,000 2,047
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 2,000 2,030
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 (a) ............................. 2,500 2,507
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 2,500 2,558
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,018
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 3,000 3,074

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The AES Corp. , 1 .38% , 1/15/26 , Callable 12/15/25 @ 100 .......................... $ 2,800 $ 2,755
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (d) ........ 10,493 10,434
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 3,000 3,063
66,259
Total Corporate Bonds (Cost $944,901)
a
a
a
955,925
Yankee Dollars (7.0%)
Communication Services (0.1%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 1,484 1,495
Videotron Ltd. , 5 .13% , 4/15/27 , Callable 9/4/25 @ 100 (a) .......................... 2,750 2,750
4,245
Consumer Discretionary (0.7%):
Brightstar Lottery PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................... 5,250 5,304
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 4,617 4,748
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 4,000 3,995
Phinia Holdings Jersey Ltd. , 5 .00% , 10/1/25 (a) .................................. 2,087 2,092
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 2/28/26 @ 100 (a) .............. 2,600 2,608
18,747
Consumer Staples (0.5%):
Bacardi-Martini BV , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ....................... 3,000 3,082
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 4,000 3,987
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 2,000 2,089
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,020
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 2,000 1,707
12,885
Energy (1.1%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 (a) .......... 4,750 4,781
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 2,000 2,045
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (d) .................. 4,400 4,359
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 9/4/25 @ 101.38 (a) (h) ................ 5,396 5,345
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 9/4/25 @ 100 (a) ........................ 5,090 5,088
TransCanada PipeLines Ltd. , 4 .88% , 1/15/26 , Callable 10/15/25 @ 100 ................ 1,145 1,145
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 500 529
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 3,000 3,012
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 3,333 3,526
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 2,000 2,058
31,888
Financials (2.8%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 2,000 2,057
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (d) ........ 1,368 1,374
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 1,212 1,232
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7 .53% ( H15T5Y + 300 bps ) , 10/1/28 (a) (d) .................................. 7,630 8,095
5 .62% , 12/10/29 , Callable 11/10/29 @ 100 (a) ............................... 1,037 1,062
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (d) .................. 2,000 2,012
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (d) .................... 2,000 2,010
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (d) ..................... 2,000 2,022
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,198 2,211
5 .50% , 9/10/29 .................................................... 5,599 5,582
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 9/1/25 @ 100 (d) (i) ......... 4,969 4,959
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 1,975
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (d) ..................... 3,000 2,999
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (d) .................... 2,500 2,520
7 .26% , 4/10/32 (a) .................................................. 671 687

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... $ 6,319 $ 6,551
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (d) ......... 2,500 2,516
Lloyds Banking Group PLC
4 .58% , 12/10/25 .................................................... 1,000 999
4 .72% ( H15T1Y + 175 bps ) , 8/11/26 , Callable 8/11/25 @ 100 (d) .................. 9,450 9,449
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (d) .................... 2,000 2,026
Mizuho Financial Group, Inc. , 4 .35% , 10/20/25 (a) (h) ............................. 1,000 998
National Bank of Canada , 4 .70% ( SOFR + 56 bps ) , 3/5/27 , Callable 3/5/26 @ 100 (d) ........ 2,500 2,497
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,000 1,981
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (d) ..... 2,087 2,102
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (d) . 4,488 4,455
Santander UK Group Holdings PLC , 6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @
100 (d) ........................................................... 2,000 2,082
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (d) (h) ................ 2,000 2,026
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (d) ................ 1,000 1,017
79,496
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 1,004 971
Royalty Pharma PLC , 1 .20% , 9/2/25 , Callable 8/15/25 @ 100 ....................... 1,419 1,413
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 1,500 1,515
3,899
Industrials (0.5%):
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 2,000 2,027
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,050
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 2,857 2,885
5 .25% , 4/2/28 (a) ................................................... 3,500 3,535
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 9/4/25 @ 100 (a) ....................... 4,350 4,337
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 890 870
14,704
Information Technology (0.5%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 2,000 2,025
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 2,500 2,491
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 3,000 3,005
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 5,177 5,346
12,867
Materials (0.4%):
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 3,500 2,672
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,000 3,032
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,000
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 2,000 2,008
Smurfit Kappa Treasury Funding DAC , 7 .50% , 11/20/25 ........................... 3,000 3,024
12,736
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 4,390 4,330
Utilities (0.1%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (l) ............................. 3,000 3,016
Total Yankee Dollars (Cost $196,134)
a
a
a
198,813
Municipal Bonds (1.1%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 2,000 2,099

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. $ 2,780 $ 2,834
Series B , 5 .76% , 7/1/31 .............................................. 2,560 2,613
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation , Series
A , 4 .82% , 8/1/25 ................................................... 1,505 1,505
6,952
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 435 424
Florida (0.1%):
Hillsborough County IDA Revenue , 2 .16% , 8/1/25 ............................... 2,910 2,910
Georgia (0.1%):
Athens Housing Authority Revenue , 2 .32% , 12/1/25 .............................. 3,215 3,193
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 750 750
4 .63% , 12/1/28 .................................................... 1,000 1,000
1,750
Indiana (0.0%):(c)
Indiana Finance Authority Revenue , Series B , 2 .45% , 11/15/25 ...................... 360 357
Maryland (0.1%):
Maryland Health & Higher Educational Facilities Authority Revenue , 1 .89% , 1/1/26 ....... 4,135 4,065
Massachusetts (0.0%):(c)
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 1,250 1,264
New Jersey (0.1%):
South Jersey Transportation Authority Revenue , Series B , 2 .20% , 11/1/25 ............... 3,515 3,488
New York (0.0%):(c)
Buffalo & Erie County Industrial Land Development Corp. Revenue , Series B , 3 .35% , 11/1/25 325 323
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,410 1,425
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue
1 .99% , 4/1/26 ..................................................... 860 842
2 .19% , 4/1/27 ..................................................... 525 500
1,342
Total Municipal Bonds (Cost $29,535)
a
a
a
29,592
U.S. Government Agency Mortgages (0.8%)
CoBank ACB
Series I , 6 .25% ( US0003M + 466 bps ) (d) (i) (j) ................................ 5,700 5,728
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (d) (i) ................................ 11,400 11,387
Federal Home Loan Mortgage Corporation
6 .63% ( RFUCCT1Y + 163 bps ) , 4/1/35 (d) .................................. 84 84
5 .50% , 10/1/38 .................................................... 1,288 1,310
1,394
Federal National Mortgage Association
2 .50% , 4/1/27 - 8/1/27 ............................................... 1,552 1,523
1 .50% , 3/1/37 ..................................................... 2,968 2,635
4,158
Total U.S. Government Agency Mortgages (Cost $22,365)
a
a
a
22,667
U.S. Treasury Obligations (15.0%)
U.S. Treasury Notes

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
4 .25% , 10/15/25 .................................................... $ 6,000 $ 5,999
3 .88% , 1/15/26 .................................................... 3,000 2,994
4 .50% , 3/31/26 .................................................... 7,000 7,009
4 .63% , 9/15/26 .................................................... 59,000 59,306
4 .38% , 12/15/26 .................................................... 25,000 25,102
0 .50% , 8/31/27 .................................................... 74,000 68,970
4 .13% , 11/15/27 .................................................... 27,000 27,118
4 .00% , 6/30/28 .................................................... 55,000 55,176
3 .75% , 12/31/28 .................................................... 17,000 16,918
1 .63% , 8/15/29 .................................................... 50,000 45,848
4 .13% , 8/31/30 .................................................... 55,000 55,391
4 .00% , 1/31/31 .................................................... 56,000 55,969
Total U.S. Treasury Obligations (Cost $420,686)
a
a
a
425,800
Commercial Paper (6.8%)
Consumer Staples (1.6%):
Bacardi Martini BV , 4 .94% , 9/4/25 (a) (m) ...................................... 14,500 14,431
Bacardi USA, Inc. , 4 .85% , 8/21/25 (a) (m) ...................................... 3,000 2,991
CVS Corp.
5 .00% , 8/25/25 (a) (m) ................................................ 1,000 996
5 .03% , 9/8/25 (a) (m) ................................................. 6,500 6,465
CVS Health Corp.
4 .86% , 8/8/25 (a) (m) ................................................. 5,000 4,995
4 .90% , 8/11/25 (a) (m) ................................................ 4,500 4,493
4 .91% , 8/12/25 (a) (m) ................................................ 7,000 6,989
4 .96% , 8/18/25 (a) (m) ................................................ 4,000 3,990
45,350
Energy (1.8%):
Canadian Natural Resources Ltd.
4 .74% , 8/13/25 (a) (m) ................................................ 4,200 4,193
4 .75% , 8/19/25 (a) (m) ................................................ 2,100 2,094
4 .76% , 8/25/25 (a) (m) ................................................ 17,000 16,944
Ovintiv, Inc.
5 .01% , 8/20/25 (a) (m) ................................................ 19,500 19,446
5 .01% , 9/22/25 (a) (m) ................................................ 8,600 8,537
51,214
Health Care (0.9%):
HCA, Inc.
4 .83% , 8/4/25 (a) (m) ................................................. 5,000 4,997
4 .83% , 8/5/25 (a) (m) ................................................. 5,000 4,997
4 .83% , 8/6/25 (a) (m) ................................................. 5,000 4,996
4 .86% , 8/12/25 (a) (m) ................................................ 5,000 4,992
4 .74% , 8/28/25 (a) (m) ................................................ 6,600 6,576
26,558
Industrials (0.5%):
Global Payments, Inc. , 4 .90% , 8/7/25 (a) (m) .................................... 5,000 4,995
Sonoco Products Co. , 4 .91% , 8/1/25 (a) (m) ..................................... 8,900 8,899
13,894
Materials (1.0%):
FMC Corp.
5 .12% , 8/1/25 (a) (m) ................................................. 7,300 7,299
5 .14% , 8/7/25 (a) (m) ................................................. 10,900 10,889
5 .14% , 8/13/25 (a) (m) ................................................ 6,900 6,887
5 .15% , 8/15/25 (a) (m) ................................................ 3,000 2,994
28,069
Real Estate (0.6%):
Crown Castle, Inc.
4 .97% , 8/5/25 (a) (m) ................................................. 7,100 7,095
4 .97% , 8/7/25 (a) (m) ................................................. 2,900 2,897

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
5 .03% , 8/26/25 (a) (m) ................................................ $ 6,000 $ 5,979
15,971
Utilities (0.4%):
Guadalupe Valley Electric Cooperative, Inc.
4 .38% , 8/6/25 (a) (m) ................................................. 3,000 2,998
5 .17% , 8/13/25 (a) (m) ................................................ 8,500 8,484
11,482
Total Commercial Paper (Cost $192,559)
a
a
a
192,538
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (n) ........ 2,076,215 2,077
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (n) ............ 2,076,215 2,076
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (n) ............... 2,076,215 2,076
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (n) . 2,076,215 2,076
Total Collateral for Securities Loaned (Cost $8,305)
a
a
a
8,305
Total Investments (Cost $2,826,767) — 100.6% 2,851,220
Liabilities in excess of other assets —  (0.6)% (18,372)
NET ASSETS - 100.00% $ 2,832,848
At July 31, 2025, the Fund's investments in foreign securities were 9.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was
$1,478,541 (thousands) and amounted to 52.2% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2025.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2025.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At July 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $4,433 (thousands), which included $(68)
(thousands) unrealized loss.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(m) Rate represents the effective yield at July 31, 2025.
(n) Rate disclosed is the daily yield on July 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IBOR
—
Interbank Offered Rate
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
RFUCCT1Y
—
Refinitiv USD IBOR Customer Cash Fallbacks Term 1 Year, rate disclosed as of July 31, 2025
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of July 31, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (19.8%)
ABS Auto (9.8%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 9/25/28 @ 100 (a) .............. $ 961 $ 956
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 9/25/28 @ 100 (a) .............. 1,081 1,084
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 9/25/28 @ 100 (a) .............. 749 744
Ally Bank Auto Credit-Linked Notes , Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable
1/15/28 @ 100 (a) ................................................... 2,188 2,189
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 1,105 1,115
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 1,351 1,370
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 1,155 1,167
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 8/15/25 @ 100 (a) .............. 742 741
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 8/15/25 @ 100 (a) ............... 1,517 1,516
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 8/15/25 @ 100 (a) ............... 2,200 2,199
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 751 758
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 78 79
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 748 762
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 1,246 1,265
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 9/10/28 @ 100 (a) ............. 1,524 1,544
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 9/10/28 @ 100 (a) .............. 2,613 2,646
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A , Class B , 2 .68% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 667 666
Series 2020-1A , Class D , 3 .34% , 8/20/26 , Callable 9/20/25 @ 100 (a) .............. 300 300
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 3,250 3,284
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,909
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 10,272 10,450
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 2,811 2,924
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 3,749 3,899
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 5/15/27 @ 100 (a) ... 18 18
CarMax Auto Owner Trust ................................................
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 3,981 3,950
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 2,831 2,782
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,716 2,747
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 5/15/27 @ 100 ................ 3,250 3,282
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 2/15/28 @ 100 ................. 1,822 1,846
Carvana Auto Receivables Trust ............................................
Series 2020-P1 , Class C , 1 .32% , 11/9/26 , Callable 12/8/25 @ 100 ................ 551 546
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 237 232
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 4/10/27 @ 100 ................ 357 345
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 10/10/27 @ 100 ............... 167 162
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 2/10/27 @ 100 ................ 10,000 9,684
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,742 2,805
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 10/25/27 @ 100 (a) ............. 2,175 2,243
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,776 2,827
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 12/25/27 @ 100 (a) ............. 3,671 3,752
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,716 2,775
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 2,535 2,586
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 4/25/28 @ 100 (a) .............. 3,616 3,594
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 4/25/28 @ 100 (a) .............. 1,610 1,593
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 1/25/29 @ 100 (a) ............. 3,170 3,169
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 826 830
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 936 943
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,404 1,417
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,858 1,902
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,874 2,946
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,545 2,588
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 2,200 2,239
Credit Acceptance Auto Loan Trust ..........................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. $ 150 $ 152
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,602 1,647
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 3,840 3,928
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 2,875 2,897
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,724 2,785
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,691 4,856
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 4,598 4,645
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 5,730 5,930
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,207 3,286
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 2,331 2,316
DT Auto Owner Trust , Series 2021-2A , Class E , 2 .97% , 7/17/28 , Callable 9/15/25 @ 100 (a) . 4,450 4,439
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 1,436 1,470
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 770 799
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 12/20/25 @ 100 (a) ............. 1,125 1,122
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 2,750 2,779
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 5 5
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 2,349 2,436
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 9/20/27 @ 100 (a) .............. 8 8
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 3,291 3,388
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 5/15/28 @ 100 (a) ............. 597 609
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,374 1,387
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,212 1,225
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 8/15/25 @ 100 (a) 3,136 3,127
Ford Credit Auto Lease Trust ..............................................
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 191 191
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 2,584 2,610
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,921 1,880
Series 2021-1 , Class D , 2 .31% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 1,650 1,615
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,169
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 483
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 1,990
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,447
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,170
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,436
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,125
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,099
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 3,710 3,839
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,930
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 1/15/27 @ 100 (a) ............................................ 4,385 4,389
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 1,185 1,224
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 2/15/26 @ 100 (a) .............. 2,500 2,474
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 11/15/27 @ 100 (a) ............. 4,738 4,839
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 8/15/28 @ 100 (a) .............. 1,381 1,402
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 3/15/29 @ 100 (a) ............. 2,266 2,252
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
10/20/25 @ 100 .................................................... 1,250 1,251
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,388 1,338
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 3,050 3,070
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 2,259 2,306
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 12/15/27 @ 100 (a) ............. 982 999
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 12/15/27 @ 100 (a) ............. 940 958

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 1/15/27 @ 100 (a) ............... $ 3,276 $ 3,302
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 1/15/27 @ 100 (a) .............. 2,457 2,491
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,739 3,766
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,134
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 1,075 1,105
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,916
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,128
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,833 1,759
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,598
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,370
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,323
Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,000 999
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,667 1,664
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 1,523 1,540
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 8/20/28 @ 100 (a) ............. 5,007 5,032
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 9/15/28 @
100 ............................................................. 1,265 1,267
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 12/15/25 @ 100 (a) ............. 382 381
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 3/15/27 @ 100 (a) .............. 2,760 2,765
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 3/15/27 @ 100 (a) ............. 4,600 4,632
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @ 100 (a) .............. 2,037 2,082
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 8/15/27 @ 100 (a) .............. 4,531 4,542
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 7,300 7,338
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 8/15/27 @ 100 (a) .............. 1,698 1,730
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 7/15/27 @ 100 (a) .............. 4,094 4,132
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 7/15/27 @ 100 (a) ............. 3,794 3,901
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 11/15/27 @ 100 (a) ............ 2,818 2,860
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 11/15/27 @ 100 (a) ............. 3,288 3,367
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 11/15/27 @ 100 (a) ............. 4,696 4,875
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 11/15/27 @ 100 (a) ............. 2,888 2,921
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 2/15/28 @ 100 (a) .............. 2,716 2,751
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 2/15/28 @ 100 (a) ............. 2,716 2,756
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 2/15/28 @ 100 (a) ............. 2,218 2,308
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 3/15/28 @ 100 (a) .............. 2,556 2,549
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 3,237 3,258
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 5,014 5,066
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 7,372 7,491
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 1,358 1,385
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 708 712
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 1,149 1,154
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 1,263 1,265
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 11/15/27 @ 100 (a) ............ 3,145 3,218
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 11/15/27 @ 100 (a) ............ 5,171 5,424
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 8/15/29 @ 100 (a) .............. 2,907 2,906
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 8/15/29 @ 100 (a) ............. 2,969 2,968
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 8/10/25 @
100 (a) ........................................................... 172 171
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 1,527 1,507
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 3,162 3,151
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 1,222 1,222
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 1,382 1,386

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 9/15/26 @
100 (a) ........................................................... $ 195 $ 194
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 1,370 1,374
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 21 21
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............. 68 68
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 262 263
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 267 268
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 1,888 1,897
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 797 803
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 3,712 3,751
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 4,296 4,294
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 4,431 4,434
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 5,109 5,114
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 3,053 3,065
Santander Consumer Auto Receivables Trust , Series 2021-AA , Class E , 3 .28% , 3/15/27 ,
Callable 11/15/25 @ 100 (a) ........................................... 940 933
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 76 77
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 5/15/28 @ 100 (a) ............... 2,749 2,767
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 2/15/30 @ 100 (a) ............. 1,718 1,720
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,199 1,229
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 6,570 6,795
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 3,459 3,586
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 2,716 2,756
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 7/15/29 @ 100 (a) .............. 2,681 2,678
Securitized Term Auto Receivables Trust .......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,097 1,103
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 1/25/28 @ 100 (a) ............... 1,297 1,306
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 9/25/28 @ 100 (a) .............. 1,972 1,986
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 2,541 2,601
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,841 1,871
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 6,381 6,385
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) ............. 1,362 1,368
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @
100 (a) ........................................................... 2,900 2,967
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 8/20/25 @
100 (a) ........................................................... 3,071 3,072
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 1,874 1,892
United Auto Credit Securitization Trust , Series 2024-1 , Class B , 6 .57% , 6/10/27 (a) ........ 2,323 2,326
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 4/15/28 @ 100 (a) .............. 1,857 1,867
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 4/15/28 @ 100 (a) ............. 729 733
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,509 2,551
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,280 3,365
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 1,531 1,531
Westlake Automobile Receivables Trust , Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable
8/15/26 @ 100 (a) ................................................... 1,200 1,209
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,182 1,189
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,895
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,126
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,544
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,068
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 4,222 4,240
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,533
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,392
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 3,655 3,681
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 2,370 2,361

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
World Omni Auto Receivables Trust , Series 2021-C , Class C , 1 .06% , 4/17/28 , Callable 9/15/25
@ 100 ........................................................... $ 5,000 $ 4,976
World Omni Select Auto Trust , Series 2021-A , Class C , 1 .09% , 11/15/27 , Callable 10/15/25 @
100 ............................................................. 736 732
508,617
ABS Card (1.4%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 107 111
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 18 18
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 2,282 2,292
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 3,650 3,652
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 5,295 5,321
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 3,029 3,038
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 6,394 6,441
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,992 1,996
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,347
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 2,233 2,151
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,654
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 2,575 2,578
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,729
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,397
Series 2024-1A , Class B , 5 .53% , 1/21/28 (a) ................................ 2,838 2,846
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 2,515 2,521
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 27 27
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 9,837
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,070
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,944
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,794
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 3,625 3,628
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 3,319 3,322
Series 2024-1A , Class B , 5 .50% , 12/26/28 (a) ............................... 2,995 3,001
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 1,677 1,680
73,395
ABS Other (8.5%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/25 @ 100 (a) ............. 3,000 2,901
Series 2021-1A , Class B , 2 .48% , 8/15/46 , Callable 8/15/25 @ 100 (a) .............. 1,500 1,446
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,800 1,671
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (b) ............................ 1,500 1,384
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 879 876
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 752 753
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,042
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 586
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,638 1,663
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 2,616 2,644
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 8/20/28 @ 100 (a) ............................................ 4,527 4,572
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,636 2,663
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 1,890 1,939
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,337 1,379
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 1,018 1,065

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. $ 1,666 $ 1,717
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 4/13/31
@ 100 (a) ......................................................... 3,969 4,038
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 8/15/27 @ 100 (a) .............. 1,615 1,613
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 8/15/27 @ 100 (a) .............. 836 850
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,275 3,161
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,079 1,760
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,086 3,100
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) ............... 2,493 2,526
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 4/14/27 @ 100 (a) ............... 1,424 1,480
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,212 1,217
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 450 449
CF Hippolyta Issuer LLC , Series 2021-1A , Class B1 , 1 .98% , 3/15/61 , Callable 8/15/25 @
100 (a) ........................................................... 1,885 1,442
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 4/20/28 @
100 (a) ........................................................... 925 916
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 6,182 6,255
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 935 952
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 364 367
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 1/20/29 @ 100 (a) . 613 616
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 4,218 4,097
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 3,893 3,968
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 7,510 6,940
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 11/22/25 @ 100 (a) .............. 2,125 2,135
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,975 1,984
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 3,569 3,600
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,164 1,179
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,248
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,267
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 925 937
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 8,330 8,451
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 3,476 3,571
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 1,566 1,661
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 6,000 5,673
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 9/20/25 @ 100 (a) .............. 3,000 2,834
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) 4,418 4,126
Diamond Resorts Owner Trust , Series 2021-1A , Class B , 2 .05% , 11/21/33 , Callable 9/20/25 @
100 (a) ........................................................... 286 284
DLLAA LLC ..........................................................
Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ............................... 100 100
Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ............. 203 207
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 2/20/29 @ 100 (a) ...... 36 37
DLLMT LLC , Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ...... 15 15
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (b) ............................ 6,512 6,244
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (b) ............................ 4,500 4,317
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (b) ........................... 2,399 2,319
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2 , Class C , 1 .87% , 9/15/27 ................................... 1,447 1,429
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 3,430 3,443
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 3,886 3,906
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,265

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. $ 6,005 $ 6,031
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 9,439 9,554
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 6,585 6,742
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 22,560 23,611
Series 2024-1 , Class A2 , 6 .19% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 2,716 2,779
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 16,618 18,454
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (b) ......................... 1,500 1,442
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 7/20/26 @ 100 (a) .............. 1,538 1,589
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 7/20/26 @ 100 (a) .............. 1,411 1,471
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 7/20/26 @ 100 (a) .............. 1,176 1,156
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 910 921
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 3,430 3,440
HPEFS Equipment Trust ..................................................
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 2,405 2,407
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @ 100 (a) ............. 2,350 2,388
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,284
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 3,621 3,655
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,940 1,972
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,978 1,974
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 4,770 4,759
Kubota Credit Owner Trust ................................................
Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @ 100 (a) ............ 359 358
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 5 5
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 63 64
Lyra Music Assets Delaware, LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 5,000 5,000
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 1,622 1,631
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 5/16/29 @ 100 (a) ............. 1,804 1,809
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 3,682 3,603
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 48 49
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 9/13/30 @ 100 (a) .............. 73 74
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 1/15/29 @ 100 (a) ... 2,619 2,620
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 5/20/27 @ 100 (a) ....... 265 253
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 8/20/25 @ 100 (a) ............. 6,097 5,001
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 8/20/25 @ 100 (a) ............. 1,832 1,429
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 4/15/27 @ 100 (a) ............... 1,043 1,059
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 5/15/28 @ 100 (a) ............. 3,296 3,309
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 5/15/28 @ 100 (a) .............. 3,217 3,205
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 2,860 2,872
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 2,991 3,018
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 5,875 5,368
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,737 1,630
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,035 1,945
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 8/14/25
@ 100 (a) ......................................................... 3,596 3,635
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 3,629 3,670
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 3,315 3,365
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 2,601 2,633
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,139 1,150
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 461 471
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 948 955
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 2,254 2,258
Progress Residential Trust .................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-SFR3 , Class D , 2 .29% , 5/17/26 (a) (b) ............................ $ 2,000 $ 1,968
Series 2021-SFR4 , Class C , 2 .04% , 5/17/38 (a) (b) ............................ 2,351 2,318
Series 2021-SFR4 , Class D , 2 .31% , 5/17/38 (a) (b) ............................ 2,500 2,466
Series 2021-SFR5 , Class D , 2 .11% , 7/17/38 (a) (b) ............................ 2,000 1,951
Series 2021-SFR6 , Class D , 2 .23% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,000 2,925
Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (b) ............................ 3,250 3,010
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,115
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,396
SCF Equipment Leasing LLC ..............................................
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 9/20/25 @ 100 (a) .............. 827 829
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 9/20/25 @ 100 (a) ............. 2,144 2,162
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 8/20/29 @ 100 (a) ............. 2,270 2,289
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 5,955 6,055
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 4,440 4,487
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 3,001 3,036
Sotheby's Artfi Master Trust , Series 2024-1A , Class A1 , 6 .43% , 12/22/31 , Callable 9/20/25 @
100 (a) ........................................................... 4,847 4,877
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 3,150 3,203
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 (a) ................. 4,281 4,201
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (b) .......... 1,800 1,801
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 2,301 2,254
Trinity Rail Leasing LLC .................................................
Series 2019-1A , Class A , 3 .82% , 4/17/49 (a) ................................ 2,915 2,886
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 8/19/25 @ 100 (a) .............. 836 774
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 8/21/25 @ 100 (a) .............. 2,244 2,194
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,134 4,170
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,642 1,679
Vantage Data Centers Issuer LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 8/15/25
@ 100 (a) ......................................................... 586 584
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 9,000 8,430
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 3,967
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,263 3,103
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 7,500 7,072
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 3,151 3,171
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 1,511 1,539
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 93 96
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 795 806
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 1,077 1,103
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 2,102 2,125
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 793 809
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 661 675
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 819 843
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 1,052 1,060
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 2,290 2,295
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 489 494
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,916
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,160
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 814 819
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,381
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 3,113 3,118
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 7,427 7,501
Wingspire Equipment Finance LLC , Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable
11/20/27 @ 100 (a) .................................................. 1,447 1,455
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 3,481 3,516

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. $ 2,593 $ 2,620
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,560 2,615
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,522 1,569
439,236
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 5 .15% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 10/25/25 @
100 (c) ........................................................... 288 274
Series 2012-6 , Class B , 5 .46% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 2/25/30 @ 100 (c) 2,500 2,343
2,617
Total Asset-Backed Securities (Cost $1,021,239)
a
a
a
1,023,865
Collateralized Loan Obligations (1.7%)
Cash Flow CLO (1.7%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .93% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (c) ......................................................... 4,197 4,205
Series 2022-1A , Class BR , 6 .03% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (c) ......................................................... 3,997 4,008
720 East CLO II Ltd. ....................................................
Series 2023-2A , Class A2 , 6 .47% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 3,755 3,761
Series 2023-2A , Class D , 9 .47% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 2,816 2,818
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 6 .12% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (c) ................................................. 2,767 2,772
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .68% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 4/20/26 @ 100 (a) (c) .......................................... 2,587 2,591
AIMCO CLO Ltd. ......................................................
Series 2022-17A , Class XR , 5 .48% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/22/26 @
100 (a) (c) ......................................................... 2,878 2,883
Series 2023-20A , Class B1 , 6 .52% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ......................................................... 2,822 2,824
Series 2023-20A , Class C1 , 7 .02% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (c) ......................................................... 2,822 2,821
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B ( TSFR3M + 150 bps ) , 10/25/38 (a) (c) ..... 1,900 1,900
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class C , 7 .83% ( TSFR3M + 350 bps ) , 10/20/35 ,
Callable 10/20/25 @ 100 (a) (c) ......................................... 2,816 2,820
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 10/24/25 @
100 (a) ........................................................... 3,750 3,739
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .92% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ......................................................... 2,169 2,172
Series 2021-93A , Class XR , 5 .47% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (c) ......................................................... 3,175 3,180
Series 2023-102A , Class A2 , 6 .32% ( TSFR3M + 200 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (c) ......................................................... 1,690 1,691
Series 2024-121A , Class B , 6 .02% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (c) ......................................................... 4,420 4,434
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 7 .12% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 10/25/25 @ 100 (a) (c) ................................... 2,345 2,351
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 5 .97% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (c) ......................................... 4,705 4,710
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 6 .78% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 10/12/25 @ 100 (a) (c) ......................................... 4,000 3,996
NGC Ltd. , Series 2024-1A , Class X , 5 .48% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (c) ......................................................... 3,053 3,060
Octagon 68 Ltd. , Series 2023-1A , Class X , 5 .63% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (c) ................................................ 3,135 3,137
Palmer Square Loan Funding Ltd. ...........................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A , Class A2 , 6 .22% ( TSFR3M + 190 bps ) , 10/15/30 , Callable 10/15/25 @
100 (a) (c) ......................................................... $ 3,000 $ 3,001
Series 2024-3A , Class A2 , 5 .96% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 8/8/25 @
100 (a) (c) ......................................................... 3,625 3,633
Trestles CLO IV Ltd. , Series 2021-4A , Class B2 , 2 .72% , 7/21/34 , Callable 10/21/25 @ 100 (a) 1,000 913
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 7 .06% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
10/18/25 @ 100 (a) (c) ................................................ 5,000 4,999
Venture CLO Ltd. ......................................................
Series 2023-47A , Class AJR , 6 .08% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (c) ......................................................... 2,349 2,362
Series 2023-48A , Class B1 , 7 .08% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (c) ......................................................... 3,053 3,058
Series 2024-49A , Class X , 5 .68% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (c) ......................................................... 1,610 1,613
Series 2024-50A , Class X , 5 .58% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (c) ......................................................... 3,079 3,087
88,539
Total Collateralized Loan Obligations (Cost $88,484)
a
a
a
88,539
Collateralized Mortgage Obligations (9.9%)
Agency CMO FLT (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 5 .40% ( SOFR30A + 105 bps ) , 3/25/55 (c) .................. 9,783 9,686
Series 5525 , Class FA , 5 .55% ( SOFR30A + 120 bps ) , 4/25/55 (c) .................. 1,651 1,641
11,327
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 3,207 3,238
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 6,248 6,137
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 15,006 15,052
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 4,237 4,217
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,831 1,839
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,167 1,161
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 9,951 9,870
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,388 2,068
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,963 3,983
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 2,350 2,346
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 3,085 3,067
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 6,112 6,029
59,007
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,454
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 164 145
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 17,906
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 7,631 6,928
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 10,994 10,025
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 13,418 12,624
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 17,895 17,780
Series K536 , Class AS , 4 .82% ( SOFR30A + 50 bps ) , 11/25/29 (c) .................. 3,434 3,435
Federal National Mortgage Association , Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ..... 1,925 1,885
75,182
Commercial MBS (7.1%):
1345T , Series 2025-AOA , Class A , 5 .94% ( TSFR1M + 160 bps ) , 6/15/30 (a) (b) (c) .......... 1,547 1,553
ALA Trust ............................................................
Series 2025-OANA , Class A , 6 .08% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,515 3,534
Series 2025-OANA , Class C , 6 .43% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 715 717
Series 2025-OANA , Class D , 7 .43% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 1,005 1,010

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 5 .63% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) (c) ........... $ 3,000 $ 2,805
Series 2021-1177 , Class D , 6 .28% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) (c) ........... 10,600 9,451
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .23% , 8/11/30 (b) (d) ............................ 3,768 3,768
Series 2025-1301 , Class B , 5 .48% , 8/11/30 (b) (d) ............................ 2,394 2,394
Series 2025-1301 , Class C , 5 .83% , 8/11/30 (b) (d) ............................ 4,787 4,787
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .60% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) .......... 1,500 1,389
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 5,150 4,469
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 1,450 1,417
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (d) ........................... 1,310 1,260
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) (d) ........................... 12,860 12,285
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,877
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 8/10/25 @ 100 (a) (b) ... 5,935 5,476
BBCMS Mortgage Trust , Series 2020-BID , Class C , 8 .10% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b)
(c) ............................................................. 3,781 3,777
Benchmark Mortgage Trust ................................................
Series 2021-B25 , Class 300D , 2 .99% , 4/15/54 , Callable 4/15/31 @ 100 (a) (d) ........ 2,417 1,276
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (b) (d) ......... 40,611 1,664
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 5 .54% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 2,570 2,563
BPR Trust ............................................................
Series 2021-TY , Class B , 5 .61% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (c) ............. 750 746
Series 2021-TY , Class C , 6 .16% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. 1,388 1,378
Series 2021-TY , Class D , 6 .81% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (c) ............. 2,752 2,731
Series 2022-STAR , Class A , 7 .57% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ........... 2,804 2,802
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .37% , 6/15/44 (a) (b) (d) ..... 1,345 1,364
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT , Class A , 5 .16% ( TSFR1M + 81 bps ) , 9/15/36 (a) (b) (c) ............ 429 427
Series 2021-VOLT , Class B , 5 .41% ( TSFR1M + 106 bps ) , 9/15/36 (a) (b) (c) ........... 209 208
Series 2021-VOLT , Class C , 5 .56% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) (c) ........... 3,636 3,621
Series 2022-CSMO , Class A , 6 .46% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 4,013 4,035
Series 2022-CSMO , Class C , 8 .23% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) (c) .......... 7,500 7,578
Series 2022-CSMO , Class D , 8 .68% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) (c) .......... 2,400 2,422
Series 2023-XL3 , Class A , 6 .10% ( TSFR1M + 176 bps ) , 12/9/40 (a) (b) (c) ............ 140 140
BX Mortgage Trust , Series 2021-PAC , Class B , 5 .36% ( TSFR1M + 101 bps ) , 10/15/36 (a) (b) (c) 3,250 3,236
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 3,000 2,960
Series 2022-CLS , Class C , 6 .79% , 10/13/27 (a) (b) ............................ 2,500 2,379
Series 2025-GW , Class A , 5 .94% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 3,299 3,308
Series 2025-GW , Class C , 6 .44% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 2,474 2,478
Series 2025-GW , Class D , 7 .09% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 2,049 2,053
Series 2025-ROIC , Class A , 5 .49% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 2,664 2,656
Series 2025-ROIC , Class B , 5 .74% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 3,042 3,025
Series 25-GW , Class B , 6 .19% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) .............. 4,124 4,132
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (b) ............................ 2,824 2,390
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (d) .......................... 5,545 4,672
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 3,750 3,073
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 5,750 4,476
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (b) ................................................ 2,000 1,730
COMM Mortgage Trust ..................................................
Series 2015-PC1 , Class B , 4 .40% , 7/10/50 , Callable 8/10/25 @ 100 (d) ............. 1,567 1,545
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 1,075 915
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 3,622 3,790
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (b) (d) .......................... 453 479
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (b) ........................... 1,950 1,797
Series 2019-UVIL , Class C , 3 .28% , 12/15/41 (a) (b) (d) ......................... 5,000 4,480
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ......... 2,500 2,097

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... $ 580 $ 574
Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @ 100 (a) (b) ........... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 6 .08% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,750 2,750
GFH Mortgage Trust , Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (b) ................. 1,850 1,857
GS Mortgage Securities Corp. Trust , Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (b) (d) ... 1,882 1,880
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,743
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,594
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (b) ............................ 2,286 2,245
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (b) (d) .......................... 4,650 4,590
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (b) (d) .......................... 1,873 1,842
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (b) (d) .......................... 1,866 1,826
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 1,593 1,614
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 12,372 12,073
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (b) ............................ 1,906 1,792
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (b) (d) .......................... 4,947 4,477
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 7,369 6,807
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 7,119 7,292
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (b) (d) .......................... 2,624 2,684
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .18% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 8,466 8,479
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (b) (d) .... 2,500 2,193
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 4,904 4,922
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10 , Class C , 4 .10% , 12/15/47 , Callable 12/15/26 @ 100 (d) ........... 541 524
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) ............ 5,000 4,671
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (d) .......... 2,436 2,233
Series 2019-OSB , Class D , 3 .78% , 6/5/39 , Callable 6/5/29 @ 100 (a) (b) (d) .......... 2,000 1,808
Series 2021-2NU , Class D , 2 .08% , 1/5/40 (a) (b) ............................. 2,700 1,976
Series 2021-2NU , Class XA , 0 .09% , 1/5/40 (a) (b) (d) .......................... 226,300 447
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (b) ............................ 5,000 4,546
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (b) (d) .......................... 5,000 4,462
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .96% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,716 2,719
LBA Trust , Series 2024-7IND , Class B , 6 .08% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 2,059 2,061
LEX Mortgage Trust ....................................................
Series 2022-BMR2 , Class C , 6 .44% ( TSFR1M + 209 bps ) , 5/15/39 , Callable 5/15/26 @
100 (a) (b) (c) ....................................................... 2,250 2,051
Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @ 100 (a) (b) (d) ...... 4,351 4,347
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 8,617 8,127
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (d) .......................... 8,081 7,586
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (d) .......................... 5,000 4,675
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (b) (d) .......................... 6,475 6,027
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class B , 5 .56% ( TSFR1M + 122 bps ) , 4/15/38 (a) (b) (c) ........... 400 400
Series 2021-MHC , Class D , 6 .06% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) (c) ........... 1,600 1,606
MHC Trust , Series 2021-MHC2 , Class D , 5 .96% ( TSFR1M + 161 bps ) , 5/15/38 (a) (b) (c) ..... 1,520 1,521
MHP , Series 2022-MHIL , Class D , 5 .95% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 2,000 2,000
MILE Trust , Series 2025-STNE , Class C , 6 .44% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 1,841 1,843
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (b) ........ 2,750 2,221
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 6 .74% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) (c) .................................................... 3,000 3,001
NRTH Mortgage Trust , Series 2024-PARK , Class A , 5 .98% ( TSFR1M + 164 bps ) , 3/15/39 (a) (b)
(c) ............................................................. 3,860 3,860
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 13,034 11,808
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .96% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(c) ............................................................. 5,000 4,678

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... $ 2,357 $ 2,375
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .79% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 4,487 4,485
Series 2024-LXRY , Class C , 7 .29% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 2,022 2,021
Series 2024-LXRY , Class D , 7 .94% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (c) .......... 1,122 1,121
SLG Office Trust .......................................................
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (b) ............................ 4,000 3,489
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (b) ............................ 4,000 3,481
SREIT Trust , Series 2021-MFP2 , Class D , 6 .03% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .... 1,000 998
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .78% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 4,335 4,308
TTAN , Series 2021-MHC , Class D , 6 .21% ( TSFR1M + 186 bps ) , 3/15/38 (a) (b) (c) .......... 1,374 1,375
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3 , Class B , 4 .49% , 9/15/57 , Callable 10/15/25 @ 100 (d) .......... 2,000 1,992
Series 2015-NXS4 , Class AS , 3 .97% , 12/15/48 , Callable 11/15/25 @ 100 ........... 3,500 3,480
Series 2015-NXS4 , Class B , 4 .22% , 12/15/48 , Callable 11/15/25 @ 100 (d) .......... 5,000 4,965
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (d) .......................... 4,200 4,087
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,796
Series 2021-SAVE , Class D , 7 .06% ( TSFR1M + 271 bps ) , 2/15/40 (a) (b) (c) ........... 1,200 1,199
366,199
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 5 .22%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 8/19/25 @ 100 (c) ........................ 290 188
Total Collateralized Mortgage Obligations (Cost $528,370)
a
a
a
511,903
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (g) .............................................. 400,000 10,232
Financials (0.1%):
Citigroup Capital XIII , 10 .94% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 87,500 2,579
U.S. Bancorp , Series A , 5 .60% ( TSFR3M + 128 bps ) (c) (g) ........................... 5,000 4,170
6,749
Total Preferred Stocks (Cost $15,932)
a
a
a
16,981
Principal Amount
(000)
Senior Secured Loans (2.0%)
Communication Services (0.1%):
Altafiber, Term B-4 Loans, First Lien , 7 .08% ( SOFR01M + 275 bps ) , 11/22/28 (c) .......... 484 484
Frontier Communications Holdings, LLC, Initial Term Loans, First Lien , 6 .79%
( SOFR06M + 250 bps ) , 7/1/31 (c) ......................................... 245 245
Lumen Technologies, Inc., Term Loan A, First Lien , 6/1/28 (h) ....................... 6,476 6,611
7,340
Consumer Discretionary (0.6%):
Academy, Ltd., Refinancing Term Loans, First Lien , 8 .08% ( SOFR01M + 375 bps ) , 11/8/27 (c) . 108 108
Alterra Mountain Co., Term B-6 Loan, First Lien , 8/17/28 (h) ........................ 344 344
Aramark Services, Inc., Term Loan B8, First Lien , 6 .33% ( SOFR01M + 200 bps ) , 6/24/30 (c) .. 2,945 2,946
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .88% ( SOFR06M + 175 bps ) , 2/5/29 (c) . 825 829
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 6 .08%
( SOFR01M + 175 bps ) , 9/24/31 (c) ........................................ 4,789 4,766
Charter Communications Operating LLC, Term Loan B-5, First Lien , 6 .54%
( SOFR03M + 225 bps ) , 12/15/31 (c) ....................................... 4,652 4,649
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .08%
( SOFR03M + 375 bps ) , 10/20/27 (c) ....................................... 61 62
DK Crown Holdings Inc., Term B Loans, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 3/4/32 (c) . 998 996
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien , 6 .05%
( SOFR03M + 175 bps ) , 12/2/30 (c) ........................................ 1,876 1,868
Four Seasons Hotels Ltd., Term Loan B, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 11/30/29 (c) 3,316 3,332
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .58% ( SOFR01M + 325 bps ) , 1/23/32 (c) 899 898

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .59% ( SOFR01M + 225 bps ) ,
4/16/29 (c) ........................................................ $ 970 $ 971
PetSmart, Inc., Initial Term Loans, First Lien , 2/11/28 (h) ........................... 4,500 4,485
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 6/30/28 (h) ................. 1,200 1,212
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien , 7 .33% ( SOFR01M + 300 bps ) ,
3/18/30 (c) ........................................................ 1,875 1,849
29,315
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 6 .08% ( SOFR01M + 175 bps ) ,
3/4/32 (c) ......................................................... 1,696 1,701
US Foods, Inc., Replacement B 2024 Term Loan, First Lien , 6 .08% ( SOFR03M + 175 bps ) ,
10/3/31 (c) ........................................................ 2,438 2,454
4,155
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 6 .34% ( SOFR01M + 200 bps ) , 2/11/30 (c) ...... 2,394 2,396
Murphy USA, Inc., Tranche B Term Loan, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 4/7/32 (c) . 750 756
3,152
Financials (0.8%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .05%
( SOFR06M + 275 bps ) , 2/18/31 (c) ........................................ 142 141
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR03M + 275 bps ) , 2/18/31 (c) ........................................ 2,502 2,491
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 6 .33% ( SOFR03M + 200 bps ) , 10/1/31 (c) 4,164 4,164
Asplundh Tree Expert LLC, Term Loan B, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 5/8/31 (c) . 587 587
Boost Newco Borrower LLC, Term Loan B-2, First Lien , 6 .30% ( SOFR03M + 200 bps ) ,
1/31/31 (c) ........................................................ 3,284 3,288
Broadstreet Partners, Inc., 2024 Term B Loans, First Lien , 7 .08% ( SOFR01M + 275 bps ) ,
6/16/31 (c) ........................................................ 990 991
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .78%
( SOFR03M + 250 bps ) , 11/8/32 (c) ........................................ 2,696 2,699
Colossus Acquireco LLC, Term Loan B, First Lien , 6/14/32 (h) ...................... 1,500 1,491
Delta 2 (LUX) SARL, Incremental Term Loan, First Lien , 6 .29% ( SOFR03M + 200 bps ) ,
9/30/31 (c) ........................................................ 350 350
Delta 2 (LUX) SARL, Term Loan B, First Lien , 6 .30% ( SOFR03M + 200 bps ) , 9/30/31 (c) .... 750 749
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .53%
( SOFR03M + 525 bps ) , 8/2/29 (c) ......................................... 2,437 2,414
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .58% ( SOFR01M + 325 bps ) ,
1/29/29 (c) ........................................................ 474 474
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, First Lien , 7 .08%
( SOFR01M + 275 bps ) , 9/15/31 (c) ........................................ 97 97
Jefferies Finance LLC, Initial Term Loan, First Lien , 7 .35% ( SOFR01M + 300 bps ) , 10/21/31 (c) 4,378 4,386
OEG Borrower, LLC, Amendment No.1 Term Loan, First Lien , 7 .81% ( SOFR03M + 350 bps ) ,
6/30/31 (c) ........................................................ 893 898
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 7 .33%
( SOFR01M + 300 bps ) , 7/2/31 (c) ......................................... 1,807 1,807
Polaris Newco LLC, Dollar Term Loan, First Lien , 8 .03% ( SOFR03M + 375 bps ) , 6/5/28 (c) ... 233 229
Ryan Specialty Group LLC, Term Loan B1, First Lien , 6 .58% ( SOFR01M + 225 bps ) , 9/15/31 (c) 498 497
Truist Insurance Holdings, LLC, Term Loan B, First Lien , 7 .05% ( SOFR03M + 275 bps ) ,
5/6/31 (c) ......................................................... 563 563
Voyager Parent LLC, Term B Loans, First Lien , 7/1/32 (h) .......................... 7,875 7,876
36,192
Industrials (0.0%):(f)
Arcosa Inc., 2025 Refinancing Term B Loan, First Lien , 6 .33% ( SOFR01M + 200 bps ) ,
8/15/31 (c) ........................................................ 1,654 1,660
Janus International Group, LLC, Term Loan B, First Lien , 6 .78% ( SOFR03M + 250 bps ) ,
8/5/30 (c) ......................................................... 177 177
Knife River Corp., Initial Tranche B Term Loans, First Lien , 6 .31% ( SOFR03M + 200 bps ) ,
3/8/32 (c) ......................................................... 1,721 1,725
The GEO Group, Inc., Term Loan, First Lien , 9 .58% ( SOFR01M + 525 bps ) , 4/16/29 (c) ..... 871 872

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
TricorBraun Holdings Inc., Closing Date Initial Term Loans, First Lien , 7 .58%
( SOFR01M + 325 bps ) , 3/3/28 (c) ......................................... $ 456 $ 455
4,889
Information Technology (0.2%):
Open Text Corp., Term Loan B, First Lien , 6 .08% ( SOFR01M + 175 bps ) , 1/31/30 (c) ....... 4,569 4,568
Proofpoint, Inc., Term Loan, First Lien , 7 .33% ( SOFR01M + 300 bps ) , 8/31/28 (c) .......... 468 468
Sandisk Corporation, Term B Loan, First Lien , 7 .32% ( SOFR03M + 300 bps ) , 2/21/32 (c) ..... 5,035 5,016
10,052
Materials (0.1%):
The Chemours Co., Term Loan B, First Lien , 7 .33% ( SOFR01M + 300 bps ) , 8/18/28 (c) ...... 3,234 3,230
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 4/16/31 (h) ..................... 1,598 1,598
Sgh2 LLC, Term Loan B, First Lien , 7/16/32 (h) ................................. 1,199 1,199
2,797
Total Senior Secured Loans (Cost $100,583)
a
a
a
101,122
Corporate Bonds (18.1%)
Communication Services (1.3%):
AMC Networks, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ................. 825 839
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 489 464
Charter Communications Operating LLC/Charter Communications Operating Capital , 4 .80% ,
3/1/50 , Callable 9/1/49 @ 100 .......................................... 254 197
Clear Channel Outdoor Holdings, Inc. , 9 .00% , 9/15/28 (a) .......................... 874 916
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. , 10 .00% , 2/15/31 , Callable 2/15/27
@ 105 (a) ......................................................... 4,339 4,183
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 9/4/25 @ 105.88 (a) ................. 7,304 7,605
EchoStar Corp. , 10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 ...................... 6,835 7,203
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 9/4/25 @ 101.69 (a) ...... 14,903 15,049
Paramount Global , 4 .38% , 3/15/43 .......................................... 7,134 5,407
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 213 214
T-Mobile US, Inc.
5 .30% , 5/15/35 , Callable 2/15/35 @ 100 .................................. 2,140 2,155
5 .50% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,155 1,090
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 9,066 6,060
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 9/4/25 @ 101.94 (a) ................ 15,910 14,865
66,247
Consumer Discretionary (0.8%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 4,648 4,706
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 9/4/25 @ 101.19 (a) ...................... 858 833
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 2,428 2,447
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 2,668 2,674
DR Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ......................... 2,591 2,627
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 2,829 2,822
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 481 420
Hyatt Hotels Corp.
5 .75% , 3/30/32 , Callable 1/30/32 @ 100 .................................. 487 499
5 .50% , 6/30/34 , Callable 3/30/34 @ 100 .................................. 430 430
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 3,707 3,800
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 870 909
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 1,833 1,831
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 2,078 2,071
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 2,319 2,296
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 939 978
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 41
Toll Brothers Finance Corp.
3 .80% , 11/1/29 , Callable 8/1/29 @ 100 (i) .................................. 1,943 1,886
5 .60% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 2,475 2,484
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 1,326 1,146
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,268

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ $ 1,495 $ 1,590
5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) ............................... 2,208 2,215
39,973
Consumer Staples (0.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 6,383 5,428
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,880 1,112
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 6 .50% , 2/15/28 ,
Callable 9/4/25 @ 103.25 (a) ........................................... 1,937 1,969
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,399 3,355
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 3,113 3,203
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 524 461
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5 .50% , 1/15/36 , Callable 10/15/35 @ 100 (a) ............................... 3,648 3,634
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 (a) .................................. 2,424 2,396
Kellanova , 4 .50% , 4/1/46 ................................................. 263 225
Kraft Heinz Foods Co. , 5 .40% , 3/15/35 , Callable 12/15/34 @ 100 .................... 6,153 6,128
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 5,137 5,161
PepsiCo, Inc. , 5 .00% , 7/23/35 , Callable 4/23/35 @ 100 ............................ 5,194 5,204
Post Holdings, Inc. , 6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ..................... 459 460
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 2,135 1,841
Sodexo, Inc.
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 1,400 1,238
5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) ................................ 1,666 1,704
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 3,024 3,066
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 720 729
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 688 735
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 15 14
48,063
Energy (1.4%):
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 2,227 1,897
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 (a) .............. 2,947 2,962
Cheniere Energy, Inc. , 4 .63% , 10/15/28 , Callable 8/15/25 @ 101.16 ................... 500 497
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (a) ............... 7,682 7,983
Civitas Resources, Inc. , 9 .63% , 6/15/33 , Callable 6/15/28 @ 104.81 (a) ................. 1,297 1,334
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 3,695 3,644
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 1,000 977
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 1,843 1,849
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 626 581
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 1,808 1,837
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 4,319 4,482
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 4,149 4,152
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,040 3,065
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 2,769 2,826
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (i) ................... 4,771 4,401
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 2,313 2,355
ONEOK, Inc. , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ........................... 1,513 1,334
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 168 169
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 2,316 2,350
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 1,887 1,863
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 6,392 6,355
Viper Energy, Inc. , 5 .38% , 11/1/27 , Callable 11/1/25 @ 100 (a) ....................... 13,400 13,406
70,319
Financials (5.8%):
Acrisure LLC/Acrisure Finance, Inc. , 6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ......... 1,650 1,671
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) ....... 1,675 1,696
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 2,538 2,582
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 3,559 3,588
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 100 103

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. $ 671 $ 683
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 2,436 2,300
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 3,000 2,624
Bank of America Corp.
2 .30% ( SOFR + 122 bps ) , 7/21/32 , Callable 7/21/31 @ 100 (c) .................... 3,000 2,611
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,050 1,745
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 2,282 2,352
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 28,135 29,746
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 930 947
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 2,084 2,107
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 1,650 1,692
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) ... 3,500 2,980
Citigroup, Inc. , 4 .00% ( H15T5Y + 360 bps ) , Callable 12/10/25 @ 100 (c) (g) .............. 2,435 2,418
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (c) (g) .... 24,190 24,187
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 2,650 2,763
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 978 673
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 996
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 537 560
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (c) ........ 3,427 3,418
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (g) ........... 9,355 9,331
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,500 2,550
Fiserv, Inc.
5 .15% , 8/12/34 , Callable 5/12/34 @ 100 .................................. 2,317 2,301
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 250 200
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 226 231
Ford Motor Credit Co. LLC
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 4,286 4,191
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 3,162 3,088
Global Atlantic Fin Co. , 7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................... 1,675 1,894
Global Payments, Inc.
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 2,388 1,752
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 (i) ................................. 1,416 1,346
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 4,277 4,436
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) . 3,398 2,849
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 7,075 7,243
Janus Henderson US Holdings, Inc. , 5 .45% , 9/10/34 , Callable 6/10/34 @ 100 ............ 3,027 2,979
Jefferies Finance LLC/JFIN Co.-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 1,771 1,763
JPMorgan Chase & Co.
2 .96% ( SOFR + 126 bps ) , 1/25/33 , Callable 1/25/32 @ 100 (c) .................... 3,168 2,845
5 .77% ( SOFR + 149 bps ) , 4/22/35 , Callable 4/22/34 @ 100 (c) .................... 1,914 2,008
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (c) .................... 4,795 4,857
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 2,335 2,286
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 3,445 3,681
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 768
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 6,221 6,514
LPL Holdings, Inc. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ....................... 1,568 1,574
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (c) ........ 4,787 4,792
Marsh & McLennan Cos., Inc. , 5 .40% , 3/15/55 , Callable 9/15/54 @ 100 ............... 513 489
MetLife, Inc.
3 .85% ( H15T5Y + 358 bps ) , Callable 9/15/25 @ 100 (c) (g) ...................... 7,523 7,500
9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) .................................. 3,431 4,064
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 5,647 5,182
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 3,757 3,802
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 4,875 4,155
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (c) 4,795 4,816
New York Life Global Funding , 5 .35% , 1/23/35 (a) ............................... 5,230 5,348

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... $ 912 $ 984
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 293 311
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 690 695
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 3,760 3,771
Santander Holdings USA, Inc.
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 3,728 3,795
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (c) .................... 2,344 2,459
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 250 258
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 4,561 4,856
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 2,242 2,354
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 4,914 4,871
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 4,787 4,948
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (g) ...................... 10,998 10,976
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 2,322 2,349
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 2,668 2,731
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 559 592
The Goldman Sachs Group, Inc. , 5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (c) 2,231 2,336
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 3,315 3,466
The PNC Financial Services Group, Inc.
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 1,826 1,892
5 .58% ( SOFR + 139 bps ) , 1/29/36 , Callable 1/29/35 @ 100 (c) (i) .................. 3,565 3,657
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (c) .................... 4,795 4,843
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 5,063 5,182
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (c) (g) ....................... 12,301 12,277
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (g) ...................... 1,886 1,859
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) .................... 2,465 2,431
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 2,000 1,974
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 6,813 7,209
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (g) ............ 1,758 1,740
Willis North America, Inc.
5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 1,602 1,634
5 .90% , 3/5/54 , Callable 9/5/53 @ 100 .................................... 1,469 1,446
303,173
Health Care (1.5%):
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 82 80
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 952 947
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ................ 2,000 1,772
Bon Secours Charity Health System, Inc. , 5 .25% , 11/1/25 .......................... 5,000 4,962
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,890
Centene Corp.
4 .63% , 12/15/29 , Callable 9/4/25 @ 102.31 ................................ 14,817 14,115
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 4,803 4,032
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) ..... 500 418
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 6 .63% , 7/15/30 ,
Callable 7/16/26 @ 103.31 (a) .......................................... 6,566 6,750
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (c) ....... 918 920
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 12,360 11,233
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .................. 6,981 7,036
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 3,115 3,143
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 69 70
5 .75% , 3/1/35 , Callable 12/1/34 @ 100 ................................... 3,391 3,475
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 927 888
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/34 @ 100 ............... 245 252
Solventum Corp. , 5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ........................ 779 799
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 4,005 3,991
UnitedHealth Group, Inc. , 5 .63% , 7/15/54 , Callable 1/15/54 @ 100 ................... 4,156 3,958

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. $ 3,165 $ 2,680
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 3,520 3,347
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,337 1,342
79,100
Industrials (3.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,952 2,598
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (c) (g) .............. 458 454
Alaska Airlines Pass Through Trust
8 .00% , 8/15/25 (a) .................................................. 1,031 1,032
4 .80% , 8/15/27 (a) .................................................. 3,884 3,872
American Airlines Pass Through Trust
3 .70% , 10/15/25 .................................................... 2,762 2,713
3 .60% , 10/15/29 .................................................... 1,242 1,167
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 135 135
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 9/4/25 @ 100 (a) 3,492 3,400
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 840 818
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) .................... 1,250 1,264
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 9/4/25 @ 103 (a) .................. 2,030 1,976
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 1,120 1,070
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 3,263 3,336
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 631 642
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 3,015 2,848
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 1,681 1,611
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 3,251 3,284
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 605 606
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 458 468
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 2,766 2,774
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 500 525
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 3,885 3,797
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 694 707
JetBlue Pass Through Trust
7 .75% , 11/15/28 .................................................... 2,652 2,652
2 .75% , 5/15/32 (i) ................................................... 1,267 1,105
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 3,964 4,009
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 2,110 2,110
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,285
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 4,794 4,792
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,054 1,092
Northwestern Mutual Global Funding , 4 .96% , 1/13/30 (a) .......................... 1,897 1,929
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 2,157 2,273
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 ............................ 2,136 2,196
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,198 1,268
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 1,523 1,545
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 9/4/25 @ 102.19 (a) ....... 429 413
RXO, Inc. , 7 .50% , 11/15/27 , Callable 9/4/25 @ 103.75 (a) .......................... 8,355 8,527
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 5,467 5,782
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 20,517 22,598
The Boeing Co.
6 .88% , 3/15/39 .................................................... 16,029 17,550
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 7,314 7,045
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 3,107 3,419
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,971 1,852
Uber Technologies, Inc. , 6 .25% , 1/15/28 , Callable 8/15/25 @ 101.56 (a) ................ 98 98
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... 2,392 2,391
4 .00% , 4/11/26 ..................................................... 5,965 5,926
3 .50% , 5/1/28 ..................................................... 2,071 2,007
5 .88% , 2/15/37 .................................................... 1,795 1,798
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 1,021 997

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... $ 4,421 $ 4,476
XPO, Inc. , 6 .25% , 6/1/28 , Callable 8/15/25 @ 103.13 (a) ........................... 2,687 2,731
154,963
Information Technology (0.4%):
Atlassian Corp. , 5 .50% , 5/15/34 , Callable 2/15/34 @ 100 .......................... 2,441 2,477
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ........................... 2,288 2,348
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 542 534
Foundry JV Holdco LLC , 6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ................ 1,814 1,884
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 2,836 2,793
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 2,563 2,670
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,986 2,603
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 71 49
Roper Technologies, Inc. , 4 .90% , 10/15/34 , Callable 7/15/34 @ 100 ................... 3,413 3,351
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 2,759 2,767
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 1 1
21,477
Materials (0.9%):
Amcor Flexibles North America, Inc.
2 .69% , 5/25/31 , Callable 2/25/31 @ 100 .................................. 871 780
5 .50% , 3/17/35 , Callable 12/17/34 @ 100 (a) ............................... 3,291 3,350
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 1,736 1,597
Huntsman International LLC
4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................................... 4,950 4,706
2 .95% , 6/15/31 , Callable 3/15/31 @ 100 .................................. 4,449 3,742
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 1,568 1,137
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 3,572 3,581
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 1,519 1,459
Olin Corp.
5 .00% , 2/1/30 , Callable 9/4/25 @ 101.25 .................................. 1,725 1,651
6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ................................ 6,424 6,255
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,363 1,409
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 1,862 2,035
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 3,095 3,008
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 2,219 2,271
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 (i) .................. 198 207
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 4,788 4,780
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 2,827 2,868
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 256 253
45,089
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 1,608 1,617
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 1,935 1,937
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,791
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 1,825 1,464
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 3,222 3,254
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,446 2,209
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 1,985 1,793
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 1,376 1,388
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 140 140
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 2,972 2,983
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 .................. 4,805 4,750
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,703 1,701
SBA Tower Trust
2 .33% , 1/15/28 , Callable 7/15/26 @ 100 (a) ................................ 3,000 2,827
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 3,022
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 8,984
2 .59% , 10/15/31 (a) .................................................. 5,000 4,330
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 462 426

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... $ 2,821 $ 3,007
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 3,136 3,155
52,778
Utilities (1.1%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 511 531
Calpine Corp.
5 .13% , 3/15/28 , Callable 9/4/25 @ 100.85 (a) ............................... 4,280 4,259
5 .00% , 2/1/31 , Callable 2/1/26 @ 102.5 (a) ................................. 25,496 25,231
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 3,166 3,148
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 959 927
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 708 741
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 1,703 1,746
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,299 2,314
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 733 636
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 1,048 1,053
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,753 1,791
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 4,795 4,823
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 4,255 4,370
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 2,354 2,400
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 3,648 3,663
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (c) ........ 1,749 1,739
59,372
Total Corporate Bonds (Cost $930,236)
a
a
a
940,554
Yankee Dollars (4.1%)
Communication Services (0.1%):
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 2,496 2,515
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 1,700 1,585
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 1,381 1,471
5,571
Consumer Discretionary (0.8%):
Brightstar Lottery PLC
6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 1,402 1,416
5 .25% , 1/15/29 , Callable 9/4/25 @ 101.31 (a) ............................... 9,932 9,856
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 5,852 6,150
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 466 474
Flutter Treasury DAC , 6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) ................. 4,820 4,957
IHO Verwaltungs GmbH , 8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (j) .............. 1,022 1,051
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 403 404
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 2,977 3,058
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 3,631 3,658
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 7,602 7,797
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 1,809 1,839
Viking Cruises Ltd. , 5 .88% , 9/15/27 , Callable 9/4/25 @ 100.98 (a) .................... 1,709 1,707
42,367
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .27% , 2/12/34 , Callable 11/12/33 @ 100 (a) ............ 4,247 4,251
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 921 923
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 3,619 3,718
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 6,306 5,236
14,128
Energy (0.2%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 2,904 2,788
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 260 266
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (c) .................. 1,048 1,038
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 1,437 1,439

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ $ 3,686 $ 3,814
9,345
Financials (1.7%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 1,200 1,266
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 8,987 8,923
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (c) ....... 3,383 3,460
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 1,202 1,222
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 544 557
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 2,800 3,050
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 2,149 1,876
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (c) ........... 2,700 2,483
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (c) ................ 2,602 2,675
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (c) ................ 1,759 1,870
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 3,682 3,839
BNP Paribas SA
2 .87% ( TSFR3M + 139 bps ) , 4/19/32 , Callable 4/19/31 @ 100 (a) (c) ................ 500 448
5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (c) (i) ................ 510 528
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 9/1/25 @ 100 (c) (g) ....................... 1,500 1,497
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (g) ...................... 142 140
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (c) .............. 3,123 3,284
Brookfield Finance, Inc. , 5 .68% , 1/15/35 , Callable 10/15/34 @ 100 ................... 2,626 2,694
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) ....... 1,977 2,054
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) ......... 3,167 3,157
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (c) (i) ......................................................... 4,126 4,337
HSBC Holdings PLC
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,200 1,389
6 .80% , 6/1/38 ..................................................... 1,000 1,079
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 3,346 3,347
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (c) ............ 2,818 2,990
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 155 103
Lloyds Banking Group PLC , 7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) 1,095 1,256
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (a) ......... 297 314
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (c) ........................................................... 3,041 3,142
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 3,252 3,337
Nationwide Building Society
4 .00% , 9/14/26 (a) .................................................. 1,618 1,602
5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (c) .................. 3,564 3,601
Royal Bank of Canada , 5 .15% , 2/1/34 ........................................ 3,274 3,347
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) ................ 250 259
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (c) ................ 1,250 936
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 1,000 997
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 3,980 3,953
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) 2,787 2,802
UBS Group AG , 3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (c) .......... 3,500 3,181
Westpac Banking Corp. , 4 .11% ( H15T5Y + 200 bps ) , 7/24/34 , Callable 7/24/29 @ 100 (c) .... 1,000 967
87,962
Industrials (0.4%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 3,396 3,269
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (c) (g) .............. 1,868 1,856
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 5,051 4,699
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 2,674 2,617
Latam Airlines Group SA
7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) ............................. 1,919 1,979
7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................................ 1,602 1,648
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 4,521 4,475
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,319 1,346

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 9/4/25
@ 104.75 (a) (i) ..................................................... $ 84 $ 86
21,975
Information Technology (0.4%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 10,464 10,374
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 9,082 9,378
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 1,757 1,899
21,651
Materials (0.1%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 5,204 5,260
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,444 3,012
Utilities (0.0%):(f)
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) (i) .............. 650 592
Total Yankee Dollars (Cost $207,610)
a
a
a
211,863
Municipal Bonds (4.7%)
Arizona (0.0%):(f)
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 863
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,519
Colorado (0.3%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 9,065 9,060
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 1,300 1,301
Series E-1 , 5 .28% , 11/1/39 , Continuously Callable @101 ...................... 1,585 1,526
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 1,255 1,265
13,152
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,557
District of Columbia (0.0%):(f)
District of Columbia Revenue , 2 .68% , 4/1/31 ................................... 1,500 1,305
Florida (0.7%):
County of Miami-Dade Aviation Revenue
Series B , 2 .61% , 10/1/32 , Continuously Callable @100 ........................ 1,000 873
Series C , 5 .55% , 10/1/43 , Continuously Callable @100 ........................ 980 980
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 4,065 4,088
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,700 2,737
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 635 598
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 27,444
36,720
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 3,360 3,338
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 3,075 2,963
6,301
Idaho (0.1%):
Idaho Housing & Finance Association Revenue
5 .76% , 7/1/40 , Continuously Callable @100 ............................... 695 698
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 4,285 4,154
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 1,755 1,718
6,570

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois (0.2%):
City of Chicago, GO , Series D , 5 .90% , 1/1/32 .................................. $ 1,875 $ 1,881
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 893
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,450
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 2,165 2,168
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 3,395 3,299
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 1,760 1,734
11,425
Indiana (0.1%):
Indiana Finance Authority Revenue , Series B , 3 .08% , 9/15/27 ....................... 1,130 1,089
Indiana Housing & Community Development Authority Revenue , Series A-2 , 5 .83% , 7/1/45 ,
Continuously Callable @100 ........................................... 1,170 1,153
2,242
Iowa (0.0%):(f)
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,180 1,133
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. 12,562 11,934
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 602 610
12,544
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... 905 910
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,367
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,250
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,285
5,812
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 8,365 8,405
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 1,985 1,840
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 , ETM .... 5 5
10,250
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 4,485 4,293
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,250
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,565 2,643
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,615 3,646
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,605 4,606
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 6,114
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 4,420 4,383
22,642
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 1,980 1,949
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 3,480 3,330
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 510
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,116
5,956
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 3,580 3,504

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
New Jersey (0.0%):(f)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ $ 390 $ 395
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 451
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 425
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 435 435
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 439
2,145
New York (0.4%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 5,000 5,235
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,626
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,060
New York City Industrial Development Agency Revenue
2 .34% , 1/1/35 ..................................................... 1,000 767
2 .44% , 1/1/36 ..................................................... 1,250 936
New York City Transitional Finance Authority Revenue , Series G-3 , 5 .11% , 5/1/36 ,
Continuously Callable @100 ........................................... 3,175 3,193
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,490 1,515
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 1,130 1,113
19,445
North Carolina (0.3%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 1,780 1,785
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,791
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,472
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 1,100 1,073
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 3,440 3,479
12,600
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 912
Oregon (0.1%):
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,743
Pennsylvania (0.1%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 895 911
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 780 795
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,700
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 884
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 1,610 1,589
6,879
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83T , 5 .71% , 10/1/39 , Continuously Callable @100 ...................... 2,715 2,761
Series 83T , 5 .89% , 10/1/44 , Continuously Callable @100 ...................... 4,530 4,599
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 3,615 3,433
10,793
South Carolina (0.0%):(f)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 210
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 268
478
South Dakota (0.0%):(f)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 525 532
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,306
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,212

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ $ 340 $ 334
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 2,720 2,681
5,533
Texas (0.2%):
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 1,615 1,547
State of Texas, GO , 5 .36% , 10/1/41 , Continuously Callable @100 .................... 2,000 2,028
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 877
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 935
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 911
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,728
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 357
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 346
8,729
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 570 563
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 1,665 1,632
2,195
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,466
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 4,070 3,867
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 1,590 1,546
9,879
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,588
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,808
3,396
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue , Series B ,
5 .87% , 9/1/40 , Continuously Callable @100 ............................... 4,125 4,155
Total Municipal Bonds (Cost $246,170)
a
a
a
243,151
U.S. Government Agency Mortgages (18.3%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (c) (g) ................................ 19,908 19,886
FCCU Auto Receivables Trust
5 .14% , 10/30/34 .................................................... 6,224 6,127
2 .55% , 12/21/34 .................................................... 4,613 3,801
2 .20% , 9/2/36 ..................................................... 11,023 8,319
5 .60% , 8/5/39 ..................................................... 4,527 4,496
6 .19% , 6/17/44 .................................................... 4,597 4,566
27,309
Federal Home Loan Banks
5 .25% , 9/25/34 .................................................... 9,040 8,928
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 1/1/55 ............................................... 126,218 126,039
1 .50% , 4/1/37 ..................................................... 6,344 5,600
5 .00% , 2/1/40 - 4/1/55 ............................................... 57,120 56,033
3 .00% , 4/1/40 - 5/1/52 ............................................... 14,099 12,222
2 .50% , 5/1/42 ..................................................... 12,519 10,958
4 .50% , 11/1/42 - 10/1/52 .............................................. 11,090 10,627
4 .00% , 1/1/43 - 12/1/54 .............................................. 18,330 17,048
3 .50% , 5/1/52 - 7/1/52 ............................................... 8,096 7,250
6 .00% , 8/1/53 - 3/1/55 ............................................... 50,818 51,658
297,435

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... $ 16,987 $ 14,404
2 .13% , 1/1/34 ..................................................... 4,279 3,578
1 .50% , 3/1/37 ..................................................... 3,960 3,516
5 .00% , 12/1/37 - 12/1/54 ............................................. 48,490 47,714
4 .00% , 4/1/38 - 7/1/53 ............................................... 39,982 37,274
3 .50% , 12/1/42 - 8/1/52 .............................................. 44,735 40,521
5 .50% , 12/1/44 - 6/1/55 .............................................. 127,364 127,301
3 .00% , 12/1/51 .................................................... 3,524 3,018
4 .50% , 6/1/52 - 1/1/53 ............................................... 24,187 23,056
6 .00% , 7/1/52 - 11/1/54 .............................................. 14,466 14,752
315,134
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 55,623 54,570
2 .50% , 1/20/51 - 9/20/53 ............................................. 26,721 22,264
3 .50% , 2/20/52 - 11/20/52 ............................................. 26,457 23,792
3 .00% , 3/20/52 - 12/20/53 ............................................. 64,354 56,156
4 .00% , 6/20/52 - 5/20/53 ............................................. 23,954 22,249
4 .50% , 8/20/52 - 11/20/53 ............................................. 45,332 43,306
5 .50% , 4/20/53 - 2/20/54 ............................................. 35,878 35,960
6 .00% , 9/20/53 - 10/20/53 ............................................. 12,552 12,816
5 .50% , 1/20/54 .................................................... 3,929 3,934
7 .50% , 10/20/54 .................................................... 6,891 6,941
281,988
Total U.S. Government Agency Mortgages (Cost $956,717)
a
a
a
950,680
U.S. Treasury Obligations (20.8%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 89,239 90,466
5 .00% , 5/15/37 .................................................... 159,972 168,221
4 .38% , 11/15/39 .................................................... 75,198 72,954
1 .13% , 5/15/40 .................................................... 35,000 21,602
2 .38% , 2/15/42 .................................................... 52,266 37,631
3 .25% , 5/15/42 .................................................... 28,000 22,912
3 .88% , 5/15/43 .................................................... 13,204 11,663
4 .38% , 8/15/43 .................................................... 9,163 8,638
4 .75% , 11/15/43 .................................................... 48,139 47,522
4 .63% , 11/15/44 .................................................... 12,864 12,448
2 .50% , 2/15/45 .................................................... 23,500 16,343
4 .75% , 2/15/45 .................................................... 60,095 59,071
1 .25% , 5/15/50 .................................................... 4,535 2,148
2 .88% , 5/15/52 .................................................... 40,000 27,737
3 .63% , 2/15/53 .................................................... 12,487 10,046
3 .63% , 5/15/53 .................................................... 8,454 6,794
4 .13% , 8/15/53 .................................................... 63,303 55,726
4 .75% , 11/15/53 .................................................... 63,123 61,614
4 .25% , 8/15/54 .................................................... 29,375 26,415
4 .63% , 2/15/55 .................................................... 51,725 49,551
U.S. Treasury Notes
4 .63% , 5/31/31 .................................................... 7,283 7,501
4 .13% , 11/15/32 .................................................... 37,336 37,248
3 .38% , 5/15/33 .................................................... 27,615 26,092
3 .88% , 8/15/33 .................................................... 17,593 17,170
4 .50% , 11/15/33 .................................................... 147,478 150,105
4 .63% , 2/15/35 .................................................... 29,031 29,661
Total U.S. Treasury Obligations (Cost $1,115,205)
a
a
a
1,077,279

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (0.0%)(f)
Consumer Staples (0.0%):(f)
CVS Corp. , 4 .84% , 8/4/25 (a) (k) ............................................ $ 1,900 $ 1,899
Total Commercial Paper (Cost $1,899)
a
a
a
1,899
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (l) ........ 2,358,084 2,358
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (l) ............ 2,358,084 2,358
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (l) ................ 2,358,084 2,358
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (l) . 2,358,084 2,358
Total Collateral for Securities Loaned (Cost $9,432)
a
a
a
9,432
Total Investments (Cost $5,221,877) — 99.9% 5,177,268
Other assets in excess of liabilities —  0.1% 5,788
NET ASSETS - 100.00% $ 5,183,056
At July 31, 2025, the Fund's investments in foreign securities were 7.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was
$1,951,642 (thousands) and amounted to 37.7% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2025.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) All or a portion of this security is on loan.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate represents the effective yield at July 31, 2025.
(l) Rate disclosed is the daily yield on July 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 1,095 9/19/25 $ 120,702,701 $ 121,613,438 $ 910,737
30-Year U.S. Treasury Bond Futures ..... 1,393 9/19/25 156,303,288 159,063,187 2,759,899
5-Year U.S. Treasury Note Futures ....... 366 9/30/25 39,468,359 39,590,906 122,547
$ 3,793,183
Total unrealized appreciation $ 3,793,183
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3,793,183

Schedule of Portfolio Investments
July 31, 2025
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (5.5%)
ABS Auto (1.7%):
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) .. $ 2,000 $ 2,035
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 375 378
FCCU Auto Receivables Trust , Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 5/15/28 @
100 (a) ........................................................... 1,136 1,165
Flagship Credit Auto Trust , Series 2019-3 , Class E , 3 .84% , 12/15/26 , Callable 8/15/25 @
100 (a) ........................................................... 462 462
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,966 1,999
Hertz Vehicle Financing III LLC , Series 2023-3A , Class D , 9 .43% , 2/25/28 (a) ........... 3,000 3,063
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 3/15/27 @
100 (a) ........................................................... 2,263 2,313
Merchants Fleet Funding LLC , Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 4/20/27 @
100 (a) ........................................................... 1,673 1,706
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 6/15/27 @ 100 (a) ............... 64 64
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,001 1,005
SBNA Auto Receivables Trust , Series 2025-SF1 , Class E , 6 .74% , 10/15/31 , Callable 2/15/30 @
100 (a) ........................................................... 1,000 1,003
Securitized Term Auto Receivables Trust , Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 1,797 1,812
17,005
ABS Other (3.8%):
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 1/15/28 @ 100 (a) ....... 667 707
Frontier Issuer LLC .....................................................
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 18,414 19,271
Series 2024-1 , Class C , 11 .16% , 6/20/54 , Callable 5/20/28 @ 100 (a) .............. 5,551 6,165
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 1,568 1,499
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 333 340
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. 706 712
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 9/20/25 @
100 (a) ........................................................... 989 998
Sotheby's Artfi Master Trust , Series 2024-1A , Class D , 7 .91% , 12/22/31 , Callable 9/20/25 @
100 (a) ........................................................... 1,550 1,560
Uniti Fiber ABS Issuer LLC , Series 2025-1A , Class C , 9 .12% , 4/20/55 , Callable 10/20/28 @
100 (a) ........................................................... 2,000 2,069
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 3,000 2,829
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 875 905
Zayo Issuer LLC , Series 2025-1A , Class C , 8 .66% , 3/20/55 , Callable 9/20/28 @ 100 (a) ..... 2,500 2,579
39,634
Total Asset-Backed Securities (Cost $55,347)
a
a
a
56,639
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
720 East CLO II Ltd. , Series 2023-2A , Class E , 12 .89% ( TSFR3M + 857 bps ) , 10/15/36 ,
Callable 10/15/25 @ 100 (a) (b) ......................................... 1,500 1,501
Total Collateralized Loan Obligations (Cost $1,486)
a
a
a
1,501
Collateralized Mortgage Obligations (1.4%)
Commercial MBS (1.4%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ................ 3,000 2,885
BPR Trust , Series 2022-STAR , Class A , 7 .57% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (d) ...... 2,536 2,534
BX Trust , Series 2025-GW , Class D , 7 .09% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (d) ......... 1,526 1,529
BXP Trust , Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) ...................... 2,000 1,557
COMM Mortgage Trust , Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) ............ 1,500 1,589
Hudson Yards Mortgage Trust , Series 2025-SPRL , Class D , 6 .34% , 1/13/40 (a) (c) (d) ....... 100 103

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Manhattan West Mortgage Trust , Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) ...... $ 1,155 $ 1,075
ONE Mortgage Trust , Series 2021-PARK , Class D , 5 .96% ( TSFR1M + 161 bps ) , 3/15/36 (a) (b)
(d) ............................................................. 1,775 1,661
SHR Trust , Series 2024-LXRY , Class D , 7 .94% ( TSFR1M + 360 bps ) , 10/15/41 (a) (b) (d) ..... 1,250 1,249
14,182
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust , Series 2004-25 , Class 1A6 , 5 .43% ( TSFR1M + 107 bps ) ,
2/25/35 , Callable 8/25/25 @ 100 (b) ...................................... 383 37
Total Collateralized Mortgage Obligations (Cost $13,898)
a
a
a
14,219
Shares
Common Stocks (0.1%)
Energy (0.0%):(e)
GenOn Energy, Inc. (f) ................................................... 16,168 120
Sabine Oil & Gas Holdings, Inc. (f) (g) ........................................ 2,824 — (h)
120
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 657
Total Common Stocks (Cost $3,209)
a
a
a
777
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc. , Series 1 , 7 .88% (i) .............................................. 87,180 2,329
CHS, Inc. , Series 2 , 7 .10% (i) .............................................. 76,204 1,949
4,278
Real Estate (0.0%):(e)
Prologis, Inc. , Series Q , 8 .54% (i) ............................................ 5,310 288
Total Preferred Stocks (Cost $4,430)
a
a
a
4,566
Principal Amount
(000)
Senior Secured Loans (7.3%)
Communication Services (0.7%):
Level 3 Financing, Inc., Term Loan B, First Lien , 3/22/32 (j) ........................ 2,625 2,645
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien , 8 .50%
( SOFR01M + 418 bps ) , 3/9/27 (b) ......................................... 4,465 4,334
6,979
Consumer Discretionary (1.7%):
Alterra Mountain Co., Series B-8 Term Loan Commitment, First Lien ( SOFR01M + 300 bps ) ,
5/31/30 (b) (j) ...................................................... 489 490
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien , 11 .35%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 2,577 2,591
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 7 .58% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 206 206
Great Outdoors Group LLC, Term Loan B, First Lien , 7 .58% ( SOFR01M + 325 bps ) , 1/23/32 (b) 969 969
Ontario Gaming GTA Ltd. Partnership, Term B Loans, First Lien , 8 .55% ( SOFR03M + 425 bps ) ,
8/1/30 (b) ......................................................... 1,862 1,851
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 7 .55%
( SOFR03M + 325 bps ) , 3/6/28 (b) ......................................... 7,644 7,134
PetSmart, Inc., Initial Term Loans, First Lien , 2/11/28 (j) ........................... 1,100 1,096
Polaris Newco LLC, Dollar Term Loan, First Lien , 8 .03% ( SOFR03M + 375 bps ) , 6/5/28 (b) .. 2,300 2,253
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien , 6/30/28 (j) .................. 1,050 1,060
17,650
Consumer Staples (0.5%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 6 .86% ( SOFR01M + 250 bps ) ,
8/11/31 (b) ........................................................ 3,000 2,995
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien , 9 .35% ( SOFR01M + 500 bps ) ,
5/15/28 (b) ........................................................ 1,954 1,952
4,947

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (3.0%):
1261229 BC Ltd., Initial Term Loans, First Lien , 10 .59% ( SOFR01M + 625 bps ) , 10/8/30 (b) .. $ 875 $ 856
Acrisure LLC, Term Loan B- 6, First Lien , 7 .33% ( SOFR01M + 300 bps ) , 11/6/30 (b) ....... 993 991
Amynta Agency Borrower, Inc., 2024-1 Refinancing Term Loans, First Lien
( SOFR03M + 300 bps ) , 12/29/31 (b) (j) ..................................... 1,975 1,976
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 7 .05%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,416 1,410
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .95%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 80 80
Bcpe Pequod Buyer, Inc., Initial Term Loans, First Lien , 7 .33% ( SOFR01M + 300 bps ) ,
11/25/31 (b) ....................................................... 499 499
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien , 9 .59% , 7/8/30 ................... 3,529 3,364
CP Atlas Buyer, Inc., Term Loan, First Lien , 9 .58% ( SOFR01M + 525 bps ) , 11/23/27 (b) ..... 1,995 1,901
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien , 9 .53%
( SOFR03M + 525 bps ) , 8/2/29 (b) ......................................... 1,745 1,729
Hyperion Refinance SARL, Term Loan B, First Lien , 7 .83% ( SOFR01M + 350 bps ) , 4/18/30 (b) 3,446 3,453
Iris Holdings, Inc., Initial Term Loans, First Lien ( SOFR03M + 475 bps ) , 6/28/28 (b) (j) ...... 2,125 2,065
LC Ahab US Bidco LLC, Initial Term Loan, First Lien , 7 .33% ( SOFR01M + 300 bps ) , 5/1/31 (b) 496 497
Lealand Finance Co. BV, Make Whole Term Loan, First Lien , 7 .33% ( SOFR01M + 300 bps ) ,
6/30/24 (b) ........................................................ 39 27
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien , 9 .07%
( SOFR03M + 475 bps ) , 6/3/30 (b) ......................................... 983 887
Neptune BidCo US, Inc., Dollar Term A Loan, First Lien , 9 .08% ( SOFR03M + 475 bps ) ,
10/11/28 (b) ....................................................... 177 169
OneDigital Borrower LLC, Initial Loan, Second Lien , 9 .58% ( SOFR01M + 525 bps ) , 7/2/32 (b) 3,000 3,009
Osaic Holdings, Inc., Term Loan, First Lien , 7/17/32 (j) ............................ 441 441
Pcf Insurance Services of The West LLC , 7 .56% ( SOFR01M + 325 bps ) , 6/14/32 (b) ........ 883 887
Roper Industrial Products Investment Co. LLC, Tranche D Dollar Term Loan, First Lien ,
7 .05% ( SOFR03M + 275 bps ) , 11/23/29 (b) .................................. 2,936 2,939
StubHub Holdco Sub LLC, Term B, First Lien , 9 .08% ( SOFR01M + 475 bps ) , 3/12/30 (b) .... 975 965
Voyager Parent LLC, Term B Loans, First Lien , 7/1/32 (j) .......................... 2,000 2,000
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .55% ( SOFR03M + 325 bps ) , 2/14/31 (b) .. 988 987
31,132
Health Care (0.2%):
Bausch + Lomb Corp. , 8 .33% ( SOFR01M + 400 bps ) , 9/29/28 (b) ...................... 1,474 1,473
Bausch + Lomb Corp. , 8 .57% ( SOFR01M + 425 bps ) , 1/15/31 (b) ...................... 800 802
2,275
Industrials (0.3%):
The GEO Group, Inc., Term Loan, First Lien , 9 .58% ( SOFR01M + 525 bps ) , 4/16/29 (b) ..... 882 883
Twitter Inco., Tranche B-1 Loan, First Lien , 10 .83% ( SOFR01M + 650 bps ) , 10/26/29 (b) ..... 995 969
Windstream Services LLC, 2024 Term Loans, First Lien , 9 .08% ( SOFR01M + 475 bps ) ,
10/6/31 (b) ........................................................ 1,000 1,004
2,856
Information Technology (0.7%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien , 7 .55% ( SOFR03M + 325 bps ) ,
7/6/29 (b) ......................................................... 4,722 3,837
Dye & Durham Corp., Term B Loans, First Lien , 8 .55% ( SOFR03M + 425 bps ) , 4/7/31 (b) .... 407 409
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 9 .33% ( SOFR03M + 500 bps ) ,
4/11/29 (b) ........................................................ 200 192
Rocket Software, Inc., Term Loan, First Lien , 8 .08% ( SOFR01M + 375 bps ) , 11/28/28 (b) .... 2,963 2,968
UKG, Inc., Initial Term Loans, First Lien , 7 .31% ( SOFR03M + 300 bps ) , 2/10/31 (b) ........ 128 128
7,534
Materials (0.1%):
LABL, Inc., Term Loan B, First Lien , 9 .33% ( SOFR01M + 500 bps ) , 10/29/28 (b) .......... 985 889
Utilities (0.1%):
Sgh2 LLC, Term Loan B, First Lien , 7/16/32 (j) .................................. 1,322 1,322
Total Senior Secured Loans (Cost $76,109)
a
a
a
75,584

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (58.3%)
Communication Services (11.6%):
AMC Networks, Inc.
10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (a) ............................. $ 1,200 $ 1,233
4 .25% , 2/15/29 , Callable 8/15/25 @ 101.06 ................................ 35 28
10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ............................. 1,766 1,797
Cablevision Lightpath LLC , 5 .63% , 9/15/28 , Callable 8/15/25 @ 101.41 (a) ............. 1,997 1,989
CCO Holdings LLC/CCO Holdings Capital Corp.
4 .75% , 3/1/30 , Callable 9/4/25 @ 101.58 (a) ................................ 500 475
4 .50% , 8/15/30 , Callable 9/4/25 @ 102.25 (a) ............................... 500 468
4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (a) ................................ 5,000 4,439
4 .25% , 1/15/34 , Callable 1/15/28 @ 102.13 (a) (k) ............................ 2,815 2,429
CD&R Smokey Buyer, Inc./Radio Systems Corp. , 9 .50% , 10/15/29 , Callable 10/15/26 @
104.75 (a) ......................................................... 1,500 1,247
Clear Channel Outdoor Holdings, Inc.
9 .00% , 9/15/28 (a) .................................................. 2,000 2,096
7 .50% , 6/1/29 , Callable 9/4/25 @ 101.88 (a) ................................ 858 782
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 356 366
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 2,640 2,635
Cogent Communications Group LLC/Cogent Finance, Inc. , 6 .50% , 7/1/32 , Callable 7/1/28 @
103.25 (a) ......................................................... 2,649 2,596
Consolidated Communications, Inc. , 6 .50% , 10/1/28 , Callable 8/15/25 @ 103.25 (a) ....... 2,500 2,539
CSC Holdings LLC
11 .25% , 5/15/28 , Callable 8/15/25 @ 105.63 (a) ............................. 4,500 4,523
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (a) ............................. 3,000 2,806
6 .50% , 2/1/29 , Callable 8/15/25 @ 102.17 (a) (k) ............................. 2,000 1,581
4 .13% , 12/1/30 , Callable 12/1/25 @ 102.06 (a) .............................. 3,000 2,016
5 .00% , 11/15/31 , Callable 11/15/26 @ 102.5 (a) (k) ........................... 1,500 709
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 9/4/25 @ 100 (a) ........... 7,151 1,874
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5 .88% , 8/15/27 , Callable 9/4/25 @ 101.47 (a) ............................... 1,039 1,033
10 .00% , 2/15/31 , Callable 2/15/27 @ 105 (a) ............................... 4,364 4,207
DISH DBS Corp.
7 .75% , 7/1/26 ..................................................... 1,000 889
5 .25% , 12/1/26 , Callable 6/1/26 @ 100 (a) ................................. 1,500 1,411
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 9/4/25 @ 105.88 (a) ................. 10,768 11,212
Dotdash Meredith, Inc. , 7 .63% , 6/15/32 , Callable 6/15/28 @ 103.81 (a) ................. 695 677
EchoStar Corp. , 10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 ...................... 4,985 5,253
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 9/4/25 @ 101.69 (a) ...... 12,825 12,951
Getty Images, Inc. , 11 .25% , 2/21/30 , Callable 2/21/27 @ 105.63 (a) ................... 860 824
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (a) ............................. 1,440 1,558
4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ............................ 257 192
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (a) ............................ 4,222 3,117
9 .63% , 7/15/32 , Callable 7/15/28 @ 104.81 (a) .............................. 221 223
iHeartCommunications, Inc. , 9 .13% , 5/1/29 , Callable 12/20/26 @ 103 (a) ............... 3,800 3,194
Lamar Media Corp. , 3 .63% , 1/15/31 , Callable 1/15/26 @ 101.81 ..................... 847 779
Match Group Holdings II LLC , 4 .63% , 6/1/28 , Callable 8/15/25 @ 100 (a) .............. 2,000 1,954
News Corp. , 5 .13% , 2/15/32 , Callable 2/15/27 @ 102.56 (a) ......................... 1,000 975
Nexstar Media, Inc. , 5 .63% , 7/15/27 , Callable 8/15/25 @ 100 (a) ..................... 1,500 1,497
Scripps Escrow II, Inc.
3 .88% , 1/15/29 , Callable 9/4/25 @ 100.97 (a) (k) ............................. 631 560
5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (a) .............................. 4,573 3,371
Sinclair Television Group, Inc.
5 .50% , 3/1/30 , Callable 9/4/25 @ 102.75 (a) (k) .............................. 820 677
4 .38% , 12/31/32 , Callable 12/1/25 @ 102.06 (a) ............................. 2,000 1,483
8 .13% , 2/15/33 , Callable 2/15/28 @ 104.06 (a) .............................. 2,181 2,231
The E.W. Scripps Co. , 9 .88% , 8/15/30 , Callable 8/15/27 @ 104.94 (a) .................. 1,758 1,747
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6 .50% , 2/15/29 , Callable 8/15/25 @ 101.63 (a) .............................. 500 486
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (a) .............................. 883 895

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Univision Communications, Inc.
7 .38% , 6/30/30 , Callable 9/4/25 @ 103.69 (a) ............................... $ 2,000 $ 1,990
9 .38% , 8/1/32 , Callable 8/1/28 @ 104.69 (a) ................................ 1,765 1,831
Urban One, Inc. , 7 .38% , 2/1/28 , Callable 9/4/25 @ 101.84 (a) ....................... 3,616 2,133
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 ................. 2,777 1,856
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (a) ................................................ 1,000 1,048
Zayo Group Holdings, Inc.
4 .00% , 3/1/27 , Callable 9/4/25 @ 100 (a) .................................. 5,000 4,754
6 .13% , 3/1/28 , Callable 9/4/25 @ 100 (a) (k) ................................ 4,541 4,101
119,737
Consumer Discretionary (8.0%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) ................. 2,500 2,511
Amsted Industries, Inc. , 6 .38% , 3/15/33 , Callable 3/15/28 @ 103.19 (a) ................ 4,389 4,455
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 800 757
Ashton Woods USA LLC/Ashton Woods Finance Co.
4 .63% , 4/1/30 , Callable 9/4/25 @ 102.31 (a) ................................ 4,211 3,959
6 .88% , 8/1/33 , Callable 8/1/28 @ 103.44 (a) ................................ 1,322 1,321
Beazer Homes USA, Inc. , 7 .25% , 10/15/29 , Callable 8/20/25 @ 103.63 ................ 1,250 1,258
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 1,000 953
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 9/4/25 @ 101.19 (a) ...................... 3,015 2,926
Caesars Entertainment, Inc.
7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) ............................... 500 516
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 1,404 1,431
CEC Entertainment LLC , 6 .75% , 5/1/26 , Callable 9/4/25 @ 100 (a) ................... 883 878
Century Communities, Inc. , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) ................ 2,650 2,441
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 637 642
Churchill Downs, Inc.
5 .75% , 4/1/30 , Callable 8/15/25 @ 102.88 (a) ............................... 1,000 998
6 .75% , 5/1/31 , Callable 5/1/26 @ 103.38 (a) ................................ 1,355 1,385
Evergreen Acqco 1 LP/TVI, Inc. , 9 .75% , 4/26/28 , Callable 8/15/25 @ 104.88 (a) .......... 730 760
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. , 6 .75% , 1/15/30 , Callable
9/4/25 @ 103.38 (a) ................................................. 3,699 3,480
Ford Motor Co. , 4 .75% , 1/15/43 ............................................ 2,000 1,549
Garrett Motion Holdings, Inc./Garrett LX I SARL , 7 .75% , 5/31/32 , Callable 5/31/27 @
103.88 (a) ......................................................... 1,000 1,039
Graham Packaging Co., Inc. , 7 .13% , 8/15/28 , Callable 9/4/25 @ 100 (a) ................ 250 249
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 1,000 1,020
Hanesbrands, Inc. , 9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (a) ..................... 1,500 1,580
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/1/26 @ 102 (a) ........... 2,000 1,866
Las Vegas Sands Corp. , 6 .20% , 8/15/34 , Callable 5/15/34 @ 100 ..................... 666 683
LCM Investments Holdings II LLC , 8 .25% , 8/1/31 , Callable 8/1/26 @ 104.13 (a) ......... 1,000 1,057
Light & Wonder International, Inc. , 7 .25% , 11/15/29 , Callable 8/20/25 @ 103.63 (a) (k) ..... 500 513
Lithia Motors, Inc.
3 .88% , 6/1/29 , Callable 9/4/25 @ 100.97 (a) ................................ 7,239 6,842
4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (a) ............................. 6,950 6,530
M/I Homes, Inc. , 4 .95% , 2/1/28 , Callable 8/20/25 @ 101.24 ........................ 3,000 2,973
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 1,000 1,015
Newell Brands, Inc. , 6 .88% , 4/1/36 , Callable 10/1/35 @ 100 ........................ 500 477
Nordstrom, Inc. , 4 .38% , 4/1/30 , Callable 1/1/30 @ 100 ............................ 898 818
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 9/4/25 @ 101.94 (a) ...... 2,000 1,957
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,100 911
Saks Global Enterprises LLC , 11 .00% , 12/15/29 , Callable 12/15/26 @ 105.5 (a) (k) ........ 2,834 659
Sotheby's , 7 .38% , 10/15/27 , Callable 8/15/25 @ 100 (a) ............................ 7,398 7,310
Staples, Inc. , 10 .75% , 9/1/29 , Callable 9/1/26 @ 105.38 (a) ......................... 2,500 2,342
Taylor Morrison Communities, Inc.
5 .75% , 1/15/28 , Callable 10/15/27 @ 100 (a) ............................... 1,000 1,009
5 .13% , 8/1/30 , Callable 2/1/30 @ 100 (a) .................................. 1,311 1,292
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 2,465 2,534
VT Topco, Inc. , 8 .50% , 8/15/30 , Callable 8/15/26 @ 104.25 (a) ...................... 500 532
Wand NewCo. 3, Inc. , 7 .63% , 1/30/32 , Callable 1/30/27 @ 103.81 (a) .................. 300 315
Weekley Homes LLC/Weekley Finance Corp. , 4 .88% , 9/15/28 , Callable 9/4/25 @ 101.63 (a) . 2,085 2,012
WW International, Inc. , 4 .50% , 4/15/29 , Callable 9/4/25 @ 101.13 (a) (l) ................ 1,500 496

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
ZF North America Capital, Inc. , 6 .88% , 4/23/32 , Callable 2/23/32 @ 100 (a) ............. $ 2,000 $ 1,867
82,118
Consumer Staples (3.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 9/4/25 @ 103.25 (a) ............................... 1,841 1,872
4 .88% , 2/15/30 , Callable 9/4/25 @ 103.66 (a) ............................... 6,750 6,584
6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .............................. 500 509
Edgewell Personal Care Co. , 4 .13% , 4/1/29 , Callable 8/15/25 @ 101.03 (a) .............. 2,379 2,252
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ...................... 1,717 1,738
Performance Food Group, Inc.
4 .25% , 8/1/29 , Callable 9/4/25 @ 101.06 (a) ................................ 3,500 3,365
6 .13% , 9/15/32 , Callable 9/15/27 @ 103.06 (a) .............................. 1,000 1,016
Post Holdings, Inc.
4 .63% , 4/15/30 , Callable 8/20/25 @ 102.31 (a) .............................. 1,000 955
6 .25% , 2/15/32 , Callable 2/15/27 @ 103.13 (a) .............................. 5,841 5,951
6 .38% , 3/1/33 , Callable 9/1/27 @ 103.19 (a) ................................ 3,390 3,397
Quikrete Holdings, Inc. , 6 .38% , 3/1/32 , Callable 3/1/28 @ 103.19 (a) .................. 4,364 4,479
U.S. Foods, Inc.
4 .75% , 2/15/29 , Callable 9/4/25 @ 101.19 (a) ............................... 3,000 2,941
5 .75% , 4/15/33 , Callable 10/15/27 @ 102.88 (a) ............................. 2,418 2,401
Walgreens Boots Alliance, Inc. , 8 .13% , 8/15/29 , Callable 8/15/26 @ 104.06 (k) ........... 2,000 2,148
39,608
Energy (3.7%):
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 10/15/25 @ 104.19 (a) ............... 4,562 4,741
Civitas Resources, Inc. , 9 .63% , 6/15/33 , Callable 6/15/28 @ 104.81 (a) ................. 2,123 2,183
CQP Holdco LP/BIP-V Chinook Holdco LLC , 5 .50% , 6/15/31 , Callable 6/15/26 @ 102.75 (a) 2,500 2,444
Energy Transfer LP , 7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (i) ............ 1,000 1,023
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 4,000 4,160
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 9/4/25 @ 102.08 (a) ............................... 1,500 1,507
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (a) .............................. 1,000 960
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 685 667
Hunt Cos., Inc. , 5 .25% , 4/15/29 , Callable 9/4/25 @ 101.31 (a) ....................... 1,928 1,889
Moss Creek Resources Holdings, Inc. , 8 .25% , 9/1/31 , Callable 9/1/27 @ 104.13 (a) ........ 1,325 1,293
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 2,000 1,837
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 2,576 2,587
Prairie Acquiror LP , 9 .00% , 8/1/29 , Callable 2/1/26 @ 104.5 (a) ...................... 500 518
Sunoco LP
7 .25% , 5/1/32 , Callable 5/1/27 @ 103.63 (a) ................................ 2,161 2,266
6 .25% , 7/1/33 , Callable 7/1/28 @ 103.13 (a) ................................ 1,550 1,569
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6 .00% , 3/1/27 , Callable 9/4/25 @ 100 (a) .................................. 3,000 2,991
7 .38% , 2/15/29 , Callable 2/15/26 @ 103.69 (a) .............................. 1,000 1,026
Venture Global LNG, Inc.
8 .38% , 6/1/31 , Callable 6/1/26 @ 104.19 (a) ................................ 2,000 2,068
9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................................ 325 351
Venture Global Plaquemines LNG LLC , 7 .75% , 5/1/35 , Callable 12/1/34 @ 100 (a) ........ 2,150 2,358
Vital Energy, Inc. , 7 .88% , 4/15/32 , Callable 4/15/27 @ 103.94 (a) (k) ................... 342 300
38,738
Financials (4.7%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 2/1/26 @ 104.13 (a) ................................ 500 516
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 1,205 1,245
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.69 (a) ................................................ 2,000 2,031
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 883 885
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 1,000 1,032
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) ................................................. 1,767 1,820
Beach Acquisition Bidco LLC , 10 .00% , 7/15/33 , Callable 7/15/28 @ 103 (a) ............. 1,323 1,380

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ $ 5,321 $ 5,626
Burford Capital Global Finance LLC , 7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) ....... 2,207 2,221
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (i) .... 2,296 2,296
Credit Acceptance Corp. , 6 .63% , 3/15/30 , Callable 3/15/27 @ 103.31 (a) ................ 873 884
Enstar Finance LLC , 5 .75% ( H15T5Y + 547 bps ) , 9/1/40 , Callable 9/1/25 @ 100 (b) ........ 653 651
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 700 729
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 1,250 1,277
Ford Motor Credit Co. LLC
4 .00% , 11/13/30 , Callable 8/13/30 @ 100 .................................. 4,000 3,676
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 853 833
Hightower Holding LLC , 9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) ............... 750 798
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 1,303 1,334
Lehman Brothers Holdings, Inc. , 5 .75% , MTN .................................. 1,000 1
Level 3 Financing, Inc.
3 .75% , 7/15/29 , Callable 9/4/25 @ 100.94 (a) (k) ............................. 2,649 2,220
3 .88% , 10/15/30 , Callable 8/15/25 @ 101.81 (a) ............................. 2,617 2,265
6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (a) .............................. 883 896
MetLife, Inc. , 10 .75% , 8/1/39 , Callable 8/1/34 @ 100 ............................. 1,000 1,330
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 2,453 2,251
NCR Atleos Corp. , 9 .50% , 4/1/29 , Callable 10/1/26 @ 104.75 (a) ..................... 500 542
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 220 223
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 220 224
Pagaya US Holdings Co. LLC , 8 .88% , 8/1/30 , Callable 8/1/27 @ 104.44 (a) ............. 875 869
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer , 4 .88% ,
5/15/29 , Callable 9/4/25 @ 101.22 (a) ..................................... 500 481
PRA Group, Inc. , 8 .88% , 1/31/30 , Callable 6/1/26 @ 104.44 (a) ...................... 1,700 1,765
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 1,000 1,033
Starwood Property Trust, Inc.
4 .38% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................................ 500 492
7 .25% , 4/1/29 , Callable 10/1/28 @ 100 (a) ................................. 500 523
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 2,640 2,793
Watco Cos. LLC/Watco Finance Corp. , 7 .13% , 8/1/32 , Callable 8/1/27 @ 103.56 (a) ....... 1,000 1,037
48,179
Health Care (4.4%):
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (k) ........... 604 622
Centene Corp. , 4 .63% , 12/15/29 , Callable 9/4/25 @ 102.31 ......................... 4,799 4,571
CHS/Community Health Systems, Inc.
4 .75% , 2/15/31 , Callable 2/15/26 @ 102.38 (a) .............................. 1,500 1,255
10 .88% , 1/15/32 , Callable 2/15/27 @ 105.44 (a) ............................. 1,083 1,136
9 .75% , 1/15/34 , Callable 8/15/28 @ 104.88 (a) .............................. 1,780 1,787
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) ....... 590 608
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) . 1,358 1,369
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 3,000 2,616
Embecta Corp. , 6 .75% , 2/15/30 , Callable 2/15/27 @ 101.69 (a) ...................... 1,000 963
Encompass Health Corp. , 4 .63% , 4/1/31 , Callable 4/1/26 @ 102.31 (k) ................. 500 478
Medline Borrower LP , 3 .88% , 4/1/29 , Callable 9/4/25 @ 101.94 (a) ................... 4,842 4,617
Medline Borrower LP/Medline Co-Issuer, Inc. , 6 .25% , 4/1/29 , Callable 4/1/26 @ 103.13 (a) .. 1,100 1,123
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (a) ......................................................... 3,000 2,595
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc. , 8 .75% , 4/17/32 , Callable 4/17/28
@ 104.38 (a) ...................................................... 886 853
Pediatrix Medical Group, Inc. , 5 .38% , 2/15/30 , Callable 9/4/25 @ 102.69 (a) ............. 3,500 3,427
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 5,300 4,851
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (a) ............ 3,095 3,075
Tenet Healthcare Corp.
5 .13% , 11/1/27 , Callable 8/20/25 @ 100 .................................. 4,366 4,350
6 .13% , 10/1/28 , Callable 9/4/25 @ 101.53 ................................. 2,683 2,683
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 5/15/26 @ 104.88 (a) .......... 2,861 2,925
45,904

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (10.1%):
Alta Equipment Group, Inc. , 9 .00% , 6/1/29 , Callable 6/1/26 @ 104.5 (a) (k) .............. $ 406 $ 386
American Airlines Pass Through Trust , 3 .70% , 10/15/25 ........................... 832 818
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 9/4/25 @ 103.63 (a) ............................... 500 510
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (a) (k) ........................... 1,000 1,045
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 1,497 1,496
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 1,500 1,551
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. 1,285 1,318
Beacon Mobility Corp. , 7 .25% , 8/1/30 , Callable 8/1/27 @ 103.63 (a) .................. 883 900
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 9/4/25 @ 103 (a) .................. 550 535
Brightline East LLC , 11 .00% , 1/31/30 , Callable 5/9/27 @ 105.5 (a) (k) ................. 1,100 719
Brundage-Bone Concrete Pumping Holdings, Inc. , 7 .50% , 2/1/32 , Callable 2/1/28 @ 103.75 (a) 1,294 1,288
Builders FirstSource, Inc. , 6 .38% , 3/1/34 , Callable 3/1/29 @ 103.19 (a) ................. 2,019 2,049
BWX Technologies, Inc. , 4 .13% , 4/15/29 , Callable 8/20/25 @ 101.03 (a) ............... 1,000 960
Cornerstone Building Brands, Inc. , 9 .50% , 8/15/29 , Callable 8/15/26 @ 104.75 (a) ......... 6,035 5,541
Cougar JV Subsidiary LLC , 8 .00% , 5/15/32 , Callable 5/15/27 @ 104 (a) ................ 1,000 1,057
CP Atlas Buyer, Inc. , 9 .75% , 7/15/30 , Callable 7/15/27 @ 104.88 (a) ................... 1,764 1,780
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6 .63% , 12/15/30 , Callable 6/15/26 @ 103.31 (a) ............................. 3,000 3,061
6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) .............................. 1,275 1,314
Enpro, Inc. , 6 .13% , 6/1/33 , Callable 6/1/28 @ 103.06 (a) ........................... 850 860
Esab Corp. , 6 .25% , 4/15/29 , Callable 4/15/26 @ 103.13 (a) ......................... 500 511
Fortress Intermediate 3, Inc. , 7 .50% , 6/1/31 , Callable 6/1/27 @ 103.75 (a) ............... 1,000 1,049
Gates Corp. , 6 .88% , 7/1/29 , Callable 7/1/26 @ 103.44 (a) .......................... 1,000 1,030
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 2,248 2,275
Griffon Corp. , 5 .75% , 3/1/28 , Callable 9/4/25 @ 100.96 ........................... 1,500 1,492
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 2,237 2,349
Herc Holdings, Inc.
6 .63% , 6/15/29 , Callable 6/15/26 @ 103.31 (a) .............................. 2,000 2,048
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) .............................. 1,323 1,371
Howmet Aerospace, Inc. , 5 .95% , 2/1/37 ....................................... 1,000 1,061
JB Poindexter & Co., Inc. , 8 .75% , 12/15/31 , Callable 12/15/26 @ 104.38 (a) ............. 2,875 2,936
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 3,528 3,412
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 1,225 1,239
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) ..................... 1,500 1,526
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (a) ................. 2,577 2,716
QXO Building Products, Inc. , 6 .75% , 4/30/32 , Callable 4/30/28 @ 103.38 (a) ............ 442 455
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (a) ..................... 500 503
RB Global Holdings, Inc. , 7 .75% , 3/15/31 , Callable 3/15/26 @ 103.88 (a) ............... 2,000 2,097
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,474 1,560
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 2,318 2,352
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 9/4/25 @ 102.19 (a) ....... 1,000 963
RR Donnelley & Sons Co. , 9 .50% , 8/1/29 , Callable 8/1/26 @ 104.75 (a) ................ 1,000 1,023
Sensata Technologies, Inc. , 6 .63% , 7/15/32 , Callable 7/15/27 @ 103.31 (a) .............. 1,000 1,024
Spirit AeroSystems, Inc.
9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) ............................ 4,000 4,231
9 .75% , 11/15/30 , Callable 11/15/26 @ 104.88 (a) ............................ 6,777 7,464
Spirit Airlines Pass Through Trust , 4 .10% , 4/1/28 ................................ 1,472 1,334
Standard Industries, Inc.
4 .38% , 7/15/30 , Callable 9/4/25 @ 102.19 (a) ............................... 3,000 2,840
3 .38% , 1/15/31 , Callable 9/4/25 @ 101.69 (a) ............................... 5,000 4,468
Star Leasing Co. LLC , 7 .63% , 2/15/30 , Callable 2/15/27 @ 103.81 (a) ................. 867 856
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 247 262
The Hertz Corp. , 12 .63% , 7/15/29 , Callable 7/15/27 @ 106.31 (a) (k) ................... 2,550 2,665
TKC Holdings, Inc. , 10 .50% , 5/15/29 , Callable 9/4/25 @ 102.63 (a) ................... 3,000 3,082
TransDigm, Inc.
4 .88% , 5/1/29 , Callable 9/4/25 @ 101.22 .................................. 1,500 1,471
6 .00% , 1/15/33 , Callable 9/15/27 @ 103 (a) ................................ 1,000 1,006
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,000 2,060
United Airlines Pass Through Trust , 4 .88% , 1/15/26 .............................. 8 8

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
United Rentals North America, Inc.
4 .00% , 7/15/30 , Callable 8/15/25 @ 102 .................................. $ 1,500 $ 1,420
6 .13% , 3/15/34 , Callable 3/15/29 @ 103.06 (a) .............................. 4,916 5,041
Veritiv Operating Co. , 10 .50% , 11/30/30 , Callable 11/30/26 @ 105.25 (a) ............... 250 271
Waste Pro USA, Inc. , 7 .00% , 2/1/33 , Callable 2/1/28 @ 103.5 (a) ..................... 2,212 2,296
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 1,000 1,062
XPO, Inc. , 7 .13% , 6/1/31 , Callable 6/1/26 @ 103.56 (a) ............................ 458 474
104,491
Information Technology (4.2%):
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 9/4/25 @ 103.25 (a) ............... 500 492
Block, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ........................... 6,308 6,475
Capstone Borrower, Inc. , 8 .00% , 6/15/30 , Callable 6/15/26 @ 104 (a) .................. 500 520
Central Parent, Inc./CDK Global, Inc. , 7 .25% , 6/15/29 , Callable 9/4/25 @ 103.63 (a) ....... 2,500 2,060
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (a) .............................. 1,879 1,898
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (a) ............................... 500 517
CoreWeave, Inc.
9 .25% , 6/1/30 , Callable 6/1/27 @ 104.63 (a) ................................ 441 443
9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (a) ................................. 880 879
Diebold Nixdorf, Inc. , 7 .75% , 3/31/30 , Callable 12/18/26 @ 103.88 (a) ................. 1,087 1,152
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 2,700 2,738
EquipmentShare.com, Inc.
9 .00% , 5/15/28 , Callable 9/4/25 @ 106.75 (a) ............................... 3,500 3,690
8 .63% , 5/15/32 , Callable 5/15/27 @ 104.31 (a) .............................. 1,000 1,064
8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (a) ................................ 1,000 1,044
Gen Digital, Inc.
7 .13% , 9/30/30 , Callable 9/30/25 @ 103.56 (a) .............................. 500 517
6 .25% , 4/1/33 , Callable 4/1/28 @ 103.13 (a) ................................ 873 890
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 9/4/25 @ 101.28 (a) ..................... 729 714
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 3,500 3,187
Rocket Software, Inc.
9 .00% , 11/28/28 , Callable 8/15/25 @ 103 (a) ................................ 2,000 2,064
6 .50% , 2/15/29 , Callable 9/4/25 @ 101.63 (a) ............................... 500 486
S&S Holdings LLC , 8 .38% , 10/1/31 , Callable 10/1/27 @ 104.19 (a) ................... 2,700 2,589
Sabre GLBL, Inc.
10 .75% , 11/15/29 , Callable 11/15/25 @ 105.38 (a) ............................ 2,706 2,787
11 .13% , 7/15/30 , Callable 7/15/27 @ 105.56 (a) ............................. 882 931
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 2,471 2,539
Zebra Technologies Corp. , 6 .50% , 6/1/32 , Callable 6/1/27 @ 103.25 (a) ................ 1,500 1,537
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 8/15/25 @
100.97 (a) ......................................................... 2,000 1,880
43,093
Materials (3.3%):
AAR Escrow Issuer LLC , 6 .75% , 3/15/29 , Callable 3/15/26 @ 103.38 (a) ............... 3,000 3,079
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... 881 896
Avient Corp. , 6 .25% , 11/1/31 , Callable 9/15/27 @ 103.13 (a) ........................ 500 502
Axalta Coating Systems LLC , 3 .38% , 2/15/29 , Callable 9/4/25 @ 100.84 (a) (k) ........... 500 468
Clydesdale Acquisition Holdings, Inc. , 6 .75% , 4/15/32 , Callable 4/15/28 @ 103.38 (a) ...... 375 384
Compass Minerals International, Inc. , 8 .00% , 7/1/30 , Callable 7/1/27 @ 104 (a) ........... 443 459
Dcli Bidco LLC , 7 .75% , 11/15/29 , Callable 11/15/26 @ 103.88 (a) .................... 1,674 1,708
Knife River Corp. , 7 .75% , 5/1/31 , Callable 5/1/26 @ 103.88 (a) ...................... 3,000 3,147
LABL, Inc.
9 .50% , 11/1/28 , Callable 11/1/25 @ 104.75 (a) .............................. 2,000 1,851
8 .63% , 10/1/31 , Callable 10/1/27 @ 104.31 (a) .............................. 2,000 1,659
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 9/4/25 @ 100.91 (a) ................. 1,000 952
Novelis Corp. , 6 .88% , 1/30/30 , Callable 1/30/27 @ 103.44 (a) ....................... 1,295 1,333
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 1,500 1,550
Sasol Financing USA LLC , 8 .75% , 5/3/29 , Callable 3/3/29 @ 100 (a) .................. 1,500 1,497
Sealed Air Corp. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) (k) ................... 3,000 3,093
Smyrna Ready Mix Concrete LLC , 8 .88% , 11/15/31 , Callable 11/15/26 @ 104.44 (a) ....... 3,266 3,439

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
The Chemours Co.
5 .75% , 11/15/28 , Callable 8/15/25 @ 101.92 (a) ............................. $ 2,000 $ 1,852
4 .63% , 11/15/29 , Callable 9/4/25 @ 102.31 (a) .............................. 3,000 2,542
8 .00% , 1/15/33 , Callable 1/15/28 @ 104 (a) ................................ 2,763 2,571
Tronox, Inc. , 4 .63% , 3/15/29 , Callable 9/4/25 @ 101.16 (a) ......................... 1,100 853
33,835
Real Estate (2.5%):
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. , 9 .75% , 4/15/30 , Callable 4/15/27
@ 104.88 (a) ...................................................... 2,015 2,102
Cushman & Wakefield U.S. Borrower LLC , 8 .88% , 9/1/31 , Callable 9/1/26 @ 104.44 (a) .... 2,000 2,144
Forestar Group, Inc. , 6 .50% , 3/15/33 , Callable 3/15/28 @ 103.25 (a) ................... 1,762 1,770
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 845 842
RHP Hotel Properties LP/RHP Finance Corp.
4 .50% , 2/15/29 , Callable 9/4/25 @ 101.5 (a) ................................ 1,738 1,691
6 .50% , 4/1/32 , Callable 4/1/27 @ 103.25 (a) ................................ 2,021 2,065
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,053 1,080
Service Properties Trust
4 .38% , 2/15/30 , Callable 8/15/29 @ 100 (k) ................................ 3,000 2,558
8 .63% , 11/15/31 , Callable 11/15/26 @ 104.31 (a) ............................ 1,000 1,066
8 .88% , 6/15/32 , Callable 6/15/27 @ 104.44 ................................ 1,068 1,116
The Howard Hughes Corp. , 4 .38% , 2/1/31 , Callable 2/1/26 @ 102.19 (a) ................ 7,365 6,789
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 10 .50% , 2/15/28 , Callable
9/15/25 @ 105.25 (a) ................................................ 1,178 1,244
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 9/4/25 @ 102.06 (a) ..... 1,224 1,169
25,636
Utilities (2.0%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer , 6 .75% , 4/15/28 , Callable
9/4/25 @ 103.38 (a) ................................................. 1,000 1,014
Calpine Corp.
5 .13% , 3/15/28 , Callable 9/4/25 @ 100.85 (a) ............................... 4,250 4,229
4 .63% , 2/1/29 , Callable 9/4/25 @ 101.16 (a) ................................ 5,600 5,504
Entergy Corp. , 7 .13% ( H15T5Y + 267 bps ) , 12/1/54 , Callable 9/1/29 @ 100 (b) (k) .......... 6,500 6,742
NRG Energy, Inc. , 5 .75% , 7/15/29 , Callable 8/15/25 @ 101.44 (a) .................... 2,000 1,997
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 1,000 1,039
20,525
Total Corporate Bonds (Cost $600,402)
a
a
a
601,864
Yankee Dollars (14.0%)
Communication Services (1.7%):
Altice France Holding SA , 6 .00% , 2/15/28 , Callable 9/4/25 @ 100 (a) (k) ............... 11,000 4,045
Altice France SA , 5 .50% , 1/15/28 , Callable 8/15/25 @ 100 (a) (k) ..................... 7,500 6,669
Bell Telephone Co. of Canada or Bell Canada , 6 .88% ( H15T5Y + 239 bps ) , 9/15/55 , Callable
6/15/30 @ 100 (b) ................................................... 432 441
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 236 238
Rogers Communications, Inc. , 7 .00% ( H15T5Y + 265 bps ) , 4/15/55 , Callable 2/14/30 @ 100 (b) 873 893
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 753 792
Virgin Media Finance PLC , 5 .00% , 7/15/30 , Callable 9/4/25 @ 102.5 (a) ................ 970 874
Vmed O2 UK Financing I PLC , 4 .75% , 7/15/31 , Callable 7/15/26 @ 102.38 (a) ........... 1,712 1,583
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 2,251 2,398
17,933
Consumer Discretionary (3.4%):
Brightstar Lottery PLC , 6 .25% , 1/15/27 , Callable 7/15/26 @ 100 (a) ................... 2,594 2,620
Carnival Corp.
5 .75% , 3/1/27 , Callable 12/1/26 @ 100 (a) ................................. 352 355
6 .00% , 5/1/29 , Callable 9/4/25 @ 103 (a) .................................. 676 682
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 555 565
Global Auto Holdings Ltd./AAG FH UK Ltd.
11 .50% , 8/15/29 , Callable 11/15/26 @ 105.75 (a) ............................ 3,090 3,080
8 .75% , 1/15/32 , Callable 1/15/27 @ 104.38 (a) .............................. 3,532 3,121
Great Canadian Gaming Corp./Raptor LLC , 8 .75% , 11/15/29 , Callable 11/15/26 @ 104.38 (a) 837 820

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
IHO Verwaltungs GmbH
6 .38% , 5/15/29 , Callable 9/4/25 @ 102.13 (a) (m) ............................ $ 1,024 $ 1,024
8 .00% , 11/15/32 , Callable 11/15/27 @ 104 (a) (k) (n) .......................... 2,013 2,069
Mattamy Group Corp. , 4 .63% , 3/1/30 , Callable 9/4/25 @ 102.31 (a) ................... 2,300 2,206
NCL Corp. Ltd.
5 .88% , 3/15/26 , Callable 12/15/25 @ 100 (a) ............................... 2,042 2,046
7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................................ 295 313
6 .25% , 3/1/30 , Callable 3/1/27 @ 103.13 (a) ................................ 1,000 1,012
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 4,999 5,135
Nissan Motor Co. Ltd. , 7 .75% , 7/17/32 , Callable 5/17/32 @ 100 (a) ................... 768 795
Royal Caribbean Cruises Ltd.
5 .63% , 9/30/31 , Callable 9/30/27 @ 102.81 (a) .............................. 795 801
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 60 62
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 7,787 7,918
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (a) ................... 322 346
34,970
Energy (0.4%):
Baytex Energy Corp. , 7 .38% , 3/15/32 , Callable 3/15/27 @ 103.69 (a) .................. 946 914
Consolidated Energy Finance SA , 12 .00% , 2/15/31 , Callable 2/15/27 @ 106 (a) (k) ......... 500 470
Northriver Midstream Finance LP , 6 .75% , 7/15/32 , Callable 7/15/27 @ 103.38 (a) ......... 2,000 2,041
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 250 265
Vermilion Energy, Inc. , 7 .25% , 2/15/33 , Callable 2/28/28 @ 103.63 (a) ................. 920 869
4,559
Financials (2.2%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 2,325 2,366
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 3,663 3,819
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 4,000 4,208
Belron UK Finance PLC , 5 .75% , 10/15/29 , Callable 10/15/26 @ 102.88 (a) .............. 2,275 2,297
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 4/15/26 @ 103.44 (a) .............................. 1,000 1,031
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 1,000 1,004
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC ,
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 500 521
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 3/15/26 @ 104.25 (a) .............................. 500 528
10 .50% , 12/15/30 , Callable 12/15/25 @ 105.25 (a) ........................... 250 266
Lehman Brothers Treasury Co. BV , 0.00% , MTN (i) (o) ............................ 1,447 — (h)
Macquarie Airfinance Holdings Ltd. , 8 .13% , 3/30/29 , Callable 9/30/25 @ 104.06 (a) ....... 500 522
Opal Bidco SAS , 6 .50% , 3/31/32 , Callable 3/31/28 @ 103.25 (a) ..................... 1,500 1,517
UniCredit SpA , 5 .86% ( USISOA05 + 370 bps ) , 6/19/32 , Callable 6/19/27 @ 100 (a) (b) ...... 5,000 5,039
23,118
Health Care (0.3%):
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 10/1/25 @ 104.19 (a) ................. 500 523
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 2,000 2,013
2,536
Industrials (3.0%):
ATS Corp. , 4 .13% , 12/15/28 , Callable 9/4/25 @ 101.03 (a) .......................... 1,000 951
Avianca Midco 2 PLC , 9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) ................. 3,353 3,119
Azorra Finance Ltd. , 7 .75% , 4/15/30 , Callable 10/15/26 @ 103.88 (a) .................. 4,175 4,347
Bombardier, Inc.
6 .00% , 2/15/28 , Callable 9/4/25 @ 101.5 (a) ................................ 2,500 2,511
7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ................................ 4,790 5,001
Cimpress PLC , 7 .38% , 9/15/32 , Callable 9/15/27 @ 103.69 (a) ....................... 1,100 1,067
Fibercop SpA , 7 .20% , 7/18/36 , Callable 4/18/36 @ 100 (a) ......................... 2,247 2,222
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 4,220 4,130
Latam Airlines Group SA , 7 .88% , 4/15/30 , Callable 10/15/26 @ 103.94 (a) .............. 1,845 1,902
Seaspan Corp. , 5 .50% , 8/1/29 , Callable 9/4/25 @ 101.38 (a) ......................... 1,500 1,428
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9 .50% , 6/1/28 , Callable 9/4/25 @ 104.75 (a) (k) .............................. 1,616 1,660
6 .38% , 2/1/30 , Callable 9/4/25 @ 103.19 (a) (k) .............................. 2,195 2,074
30,412

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (1.6%):
Dye & Durham Ltd. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 (a) ................... $ 1,000 $ 1,042
Iliad Holding SASU , 8 .50% , 4/15/31 , Callable 4/15/27 @ 104.25 (a) ................... 2,000 2,146
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 8,998 8,921
Seagate Data Storage Technology Pte Ltd.
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) .............................. 2,000 2,112
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 (a) .............................. 2,090 2,349
16,570
Materials (1.4%):
Algoma Steel, Inc. , 9 .13% , 4/15/29 , Callable 4/15/26 @ 104.56 (a) .................... 1,000 906
Aris Mining Corp. , 8 .00% , 10/31/29 , Callable 10/31/26 @ 104 (a) .................... 900 924
Eldorado Gold Corp. , 6 .25% , 9/1/29 , Callable 9/4/25 @ 101.56 (a) .................... 2,000 2,000
Endeavour Mining PLC , 7 .00% , 5/28/30 , Callable 5/28/27 @ 103.5 (a) ................. 1,000 1,016
First Quantum Minerals Ltd. , 8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (a) .............. 1,000 1,041
Ivanhoe Mines Ltd. , 7 .88% , 1/23/30 , Callable 1/23/27 @ 103.94 (a) ................... 1,614 1,622
Methanex Corp. , 5 .25% , 12/15/29 , Callable 9/15/29 @ 100 ......................... 2,431 2,388
Mineral Resources Ltd. , 9 .25% , 10/1/28 , Callable 10/1/25 @ 104.63 (a) ................ 2,000 2,078
NOVA Chemicals Corp.
4 .25% , 5/15/29 , Callable 9/4/25 @ 101.06 (a) ............................... 2,215 2,116
7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ............................... 405 424
14,515
Total Yankee Dollars (Cost $143,434)
a
a
a
144,613
U.S. Government Agency Mortgages (0.2%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (i) ................................ 2,000 1,998
Total U.S. Government Agency Mortgages (Cost $1,984)
a
a
a
1,998
Commercial Paper (9.8%)
Consumer Staples (1.9%):
Bacardi USA, Inc. , 4 .85% , 8/21/25 (a) (p) ...................................... 10,000 9,972
CVS Corp. , 5 .00% , 8/25/25 (a) (p) ........................................... 5,600 5,581
CVS Health Corp. , 4 .84% , 8/5/25 (a) (p) ....................................... 4,000 3,997
19,550
Energy (1.9%):
Canadian Nat RES
4 .74% , 8/11/25 (a) (p) ................................................ 3,800 3,794
4 .75% , 8/20/25 (a) (p) ................................................ 1,700 1,696
Canadian Natural Resources Ltd. , 4 .76% , 8/25/25 (a) (p) ............................ 4,700 4,684
Ovintiv, Inc.
5 .01% , 8/20/25 (a) (p) ................................................ 4,000 3,989
5 .01% , 9/22/25 (a) (p) ................................................ 6,200 6,155
20,318
Health Care (1.0%):
HCA, Inc. , 4 .83% , 8/4/25 (a) (p) ............................................. 10,300 10,294
Industrials (1.6%):
Air Lease Corp. , 4 .69% , 8/7/25 (a) (p) ......................................... 3,000 2,997
Global Payments, Inc. , 4 .90% , 8/7/25 (a) (p) .................................... 5,800 5,795
Sonoco Products Co. , 4 .91% , 8/1/25 (a) (p) ..................................... 7,500 7,499
16,291
Information Technology (0.4%):
Jabil, Inc. , 5 .09% , 8/8/25 (a) (p) ............................................. 4,000 3,995
Materials (1.0%):
FMC Corp.
5 .12% , 8/1/25 (a) (p) ................................................. 7,200 7,199
5 .14% , 8/7/25 (a) (p) ................................................. 3,000 2,997
10,196

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (1.0%):
Crown Castle, Inc.
4 .97% , 8/5/25 (a) (p) ................................................. $ 2,700 $ 2,698
4 .97% , 8/7/25 (a) (p) ................................................. 3,000 2,997
5 .03% , 8/26/25 (a) (p) ................................................ 4,500 4,484
10,179
Utilities (1.0%):
Guadalupe Valley Electric Cooperative, Inc.
4 .38% , 8/6/25 (a) (p) ................................................. 7,500 7,495
5 .17% , 8/13/25 (a) (p) ................................................ 2,700 2,695
10,190
Total Commercial Paper (Cost $101,025)
a
a
a
101,013
Shares
Exchange-Traded Funds (3.4%)
iShares BB Rated Corporate Bond ETF ....................................... 246,500 11,534
iShares iBoxx $ High Yield Corporate Bond ETF (k) .............................. 599 48
SPDR Bloomberg High Yield Bond ETF (k) .................................... 40,315 3,906
SPDR Portfolio High Yield Bond ETF ........................................ 844,981 20,026
Total Exchange-Traded Funds (Cost $35,179)
a
a
a
35,514
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .20% (q) ........ 5,668,612 5,668
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .24% (q) ............ 5,668,612 5,668
Invesco Government & Agency Portfolio, Institutional Shares , 4 .26% (q) ............... 5,668,612 5,669
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .22% (q) . 5,668,612 5,669
Total Collateral for Securities Loaned (Cost $22,674)
a
a
a
22,674
Total Investments (Cost $1,059,177) — 102.7% 1,060,962
Liabilities in excess of other assets —  (2.7)% (28,165)
NET ASSETS - 100.00% $ 1,032,797
At July 31, 2025, the Fund's investments in foreign securities were 17.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2025, the fair value of these securities was
$838,922 (thousands) and amounted to 81.2% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2025.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) Security was fair valued using significant unobservable inputs as of July 31, 2025.
(h) Rounds to less than $1 thousand.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) All or a portion of this security is on loan.
(l) Currently the issuer is in default with respect to interest and/or principal payments.
(m) Up to 7.13% of the coupon may be PIK.
(n) Up to 8.75% of the coupon may be PIK.
(o) Zero-coupon bond.
(p) Rate represents the effective yield at July 31, 2025.
(q) Rate disclosed is the daily yield on July 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2025
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2025.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 80 9/19/25 $ 8,818,462 $ 8,884,999 $ 66,537
30-Year U.S. Treasury Bond Futures ..... 6 9/19/25 673,237 685,125 11,888
5-Year U.S. Treasury Note Futures ....... 225 9/30/25 24,263,335 24,338,672 75,337
$ 153,762
Total unrealized appreciation $ 153,762
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 153,762